     As filed with the Securities and Exchange Commission on December 15, 1995
                              1933 Act Registration No. 33-64368
                              1940 Act Registration No. 811-7784

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [  X  ]

                  Pre-Effective Amendment No.    [_____]      [_____]

                  Post-Effective Amendment No.   [  8  ]      [  X  ]
                              and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [  X  ]

                  Amendment No.  [  6  ]         [  X  ]
                           (Check appropriate box or boxes)

                           NEUBERGER & BERMAN EQUITY TRUST
               (Exact Name of the Registrant as Specified in Charter)
                             605 Third Avenue, 2nd Floor
                            New York, New York 10158-0180
                      (Address of Principal Executive Offices)

         Registrant's Telephone Number, including area code: (212) 476-8800

                             Lawrence Zicklin, President
                           Neuberger & Berman Equity Trust
                             605 Third Avenue, 2nd Floor
                           New York, New York  10158-0180

                               Arthur C. Delibert, Esq.
                             Kirkpatrick & Lockhart LLP
                               South Lobby - 9th Floor
                                 1800 M Street, N.W.
                             Washington, D.C. 20036-5891
                     (Names and Addresses of agents for service)

     Approximate Date of Proposed Public Offering: Continuous

     It is proposed that this filing will become effective:

     _____  immediately upon filing pursuant to paragraph (b)
     __X__  on December 15, 1995 pursuant to paragraph (b)
     _____  60 days after filing pursuant to paragraph (a)(1)
     _____  on __________ pursuant to paragraph (a)(1)
     _____  75 days after filing pursuant to paragraph (a)(2)
     _____  on __________ pursuant to paragraph (a)(2)

           Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, and filed the notice required by such Rule for its 1995 fiscal year on October 24, 1995.

           Neuberger & Berman Equity Trust is a "master/feeder fund." This Post-Effective Amendment No. 8 includes a signature page for the master fund, Equity Managers Trust, and appropriate officers and trustees thereof.
                                     Page _______ of _______
                                     Exhibit Index Begins on
                                     Page _______

                           NEUBERGER & BERMAN EQUITY TRUST

               CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 8 ON FORM N-1A

           This post-effective amendment consists of the following papers and documents:

     Cover Sheet

     Contents of Post-Effective Amendment No. 8 on Form N-1A

     Cross Reference Sheet

     Neuberger & Berman Focus Trust
     Neuberger & Berman Genesis Trust
     Neuberger & Berman Guardian Trust
     Neuberger & Berman Manhattan Trust
     Neuberger & Berman Partners Trust


           Part A - Prospectus

           Part B - Statement of Additional Information

     Neuberger & Berman Guardian Trust

           Part A - Prospectus

           Part B - Statement of Additional Information

     Neuberger & Berman NYCDC Socially Responsive Trust

           Part A - Prospectus

           Part B - Statement of Additional Information

           Part C - Other Information

     Signature Pages

     Exhibits

                           NEUBERGER & BERMAN EQUITY TRUST
                     POST-EFFECTIVE AMENDMENT NO. 8 ON FORM N-1A


                                Cross Reference Sheet

                This cross reference sheet relates to the Prospectus
                    and Statement of Additional Information for
          Neuberger & Berman Focus Trust, Neuberger & Berman Genesis Trust,
     Neuberger & Berman Guardian Trust, Neuberger & Berman Manhattan Trust, and
                          Neuberger & Berman Partners Trust

       Form N-1A Item No.                     Caption in Part A Prospectus
       ------------------                     ----------------------------

       Item 1.    Cover Page                  Front Cover Page

       Item 2.    Synopsis                    Expense Information; Summary

       Item 3.    Condensed Financial         Financial Highlights; Performance
                  Information                 Information
       Item 4.    General Description of      Investment Program; Description of
                  Registrant                  Investments; Special Information Regarding
                                              Organization, Capitalization, and Other
                                              Matters

       Item 5.    Management of the Fund      Management and Administration; Other
                                              Information; Back Cover Page
       Item 6.    Capital Stock and Other     Front Cover Page; Dividends, Other
                  Securities                  Distributions, and Taxes; Special
                                              Information Regarding Organization,
                                              Capitalization, and Other Matters

       Item 7.    Purchase of Securities      Shareholder Services; Share Information;
                  Being Offered               Management and Administration

       Item 8.    Redemption or Repurchase    Shareholder Services; Share Information
       Item 9.    Pending Legal               Not Applicable
                  Proceedings

                                              Caption in Part B
       Form N-1A Item No.                     Statement of Additional Information
       ------------------                     -----------------------------------
       Item 10.   Cover Page                  Cover Page

       Item 11.   Table of Contents           Table of Contents

       Item 12.   General Information and     Organization
                  History






                                              Caption in Part B
       Form N-1A Item No.                     Statement of Additional Information
       ------------------                     -----------------------------------

       Item 13.   Investment Objectives       Investment Information; Certain Risk
                  and Policies                Considerations
       Item 14.   Management of the Fund      Trustees And Officers

       Item 15.   Control Persons and         Control Persons and Principal Holders of
                  Principal Holders of        Securities
                  Securities

       Item 16.   Investment Advisory and     Investment Management and Administration
                  Other Services              Services; Trustees And Officers; Distribution
                                              Arrangements; Reports To Shareholders;
                                              Custodian And Transfer Agent; Independent
                                              Auditors/Accountants
       Item 17.   Brokerage Allocation        Portfolio Transactions

       Item 18.   Capital Stock and Other     Investment Information; Additional Redemption
                  Securities                  Information; Dividends and Other Distributions
       Item 19.   Purchase, Redemption        Distribution Arrangements; Additional Exchange
                                              Information; Additional Redemption Information

       Item 20.   Tax Status                  Dividends and Other Distributions; Additional
                                              Tax Information

       Item 21.   Underwriters                Investment Management and Administration
                                              Services; Distribution Arrangements
       Item 22.   Calculation of              Performance Information
                  Performance Data

       Item 23.   Financial Statements        Financial Statements


                  Prospectus and Statement of Additional Information
                        for Neuberger & Berman Guardian Trust

       Form N-1A Item No.                     Caption in Part A Prospectus
       ------------------                     -----------------------------


       Item 1.    Cover Page                  Front Cover Page

       Item 2.    Synopsis                    Expense Information; Summary

       Item 3.    Condensed Financial         Financial Highlights; Performance
                  Information                 Information

       Item 4.    General Description of      Investment Program; Description of
                  Registrant                  Investments; Special Information Regarding
                                              Organization, Capitalization, and Other
                                              Matters

       Item 5.    Management of the Fund      Management and Administration; Directory;
                                              Back Cover Page

       Item 6.    Capital Stock and Other     Front Cover Page; Dividends, Other
                  Securities                  Distributions, and Taxes; Special
                                              Information Regarding Organization,
                                              Capitalization, and Other Matters

       Item 7.    Purchase of Securities      How to Buy Shares; Share Information;
                  Being Offered               Management and Administration

       Item 8.    Redemption or Repurchase    How to Sell Shares; Share Information

       Item 9.    Pending Legal               Not Applicable
                  Proceedings

                                              Caption in Part B
       Form N-1A Item No.                     Statement of Additional Information
       ------------------                     -----------------------------------

       Item 10.   Cover Page                  Cover Page

       Item 11.   Table of Contents           Table of Contents

       Item 12.   General Information and     Not Applicable
                  History

       Item 13.   Investment Objectives       Investment Information; Certain Risk
                  and Policies                Considerations

       Item 14.   Management of the Fund      Trustees And Officers






                                              Caption in Part B
       Form N-1A Item No.                     Statement of Additional Information
       ------------------                     -----------------------------------

       Item 15.   Control Persons and         Control Persons and Principal Holders of
                  Principal Holders of        Securities
                  Securities

       Item 16.   Investment Advisory and     Investment Management and Administration
                  Other Services              Services; Trustees And Officers;
                                              Distribution Arrangements; Reports To
                                              Shareholders; Custodian And Transfer Agent;
                                              Independent Auditors

       Item 17.   Brokerage Allocation        Portfolio Transactions

       Item 18.   Capital Stock and Other     Investment Information; Additional
                  Securities                  Redemption Information; Dividends and Other
                                              Distributions

       Item 19.   Purchase, Redemption        Distribution Arrangements; Additional
                                              Redemption Information

       Item 20.   Tax Status                  Dividends and Other Distributions;
                                              Additional Tax Information

       Item 21.   Underwriters                Investment Management and Administration
                                              Services; Distribution Arrangements

       Item 22.   Calculation of              Performance Information
                  Performance Data

       Item 23.   Financial Statements        Financial Statements


                  Prospectus and Statement of Additional Information
               for Neuberger & Berman NYCDC Socially Responsive Trust

       Form N-1A Item No.                                  Caption in Part A Prospectus
       ------------------                                  ----------------------------

       Item 1.          Cover Page                         Front Cover Page

       Item 2.          Synopsis                           Expense Information; Summary

       Item 3.          Condensed Financial Information    Financial Highlights; Performance Information
       Item 4.          General Description of             Investment Program; Description of Investments;
                        Registrant                         Special Information Regarding Organization,
                                                           Capitalization, and Other Matters

       Item 5.          Management of the Fund             Management and Administration; Directory; Back
                                                           Cover Page
       Item 6.          Capital Stock and Other            Front Cover Page; Dividends, Other
                        Securities                         Distributions, and Taxes; Special Information
                                                           Regarding Organization, Capitalization, and
                                                           Other Matters

       Item 7.          Purchase of Securities Being       How to Buy and Sell Shares; Share Information;
                        Offered                            Management and Administration

       Item 8.          Redemption or Repurchase           How to Buy and Sell Shares; Share Information
       Item 9.          Pending Legal Proceedings          Not Applicable


       Form N-1A Item No.                                   Caption in Part B
       ------------------                                   Statement of Additional Information
                                                            -----------------------------------

       Item 10.         Cover Page                          Cover Page

       Item 11.         Table of Contents                   Table of Contents

       Item 12.         General Information and History     Not Applicable

       Item 13.         Investment Objectives and           Investment Information; Certain Risk
                        Policies                            Considerations

       Item 14.         Management of the Fund              Trustees And Officers

       Item 15.         Control Persons and Principal       Control Persons and Principal Holders of
                        Holders of Securities               Securities






       Form N-1A Item No.                                   Caption in Part B
       ------------------                                   Statement of Additional Information
                                                            -----------------------------------

       Item 16.         Investment Advisory and Other       Investment Management and Administration
                        Services                            Services; Trustees And Officers; Distribution
                                                            Arrangements; Reports To Shareholders;
                                                            Custodian And Transfer Agent; Independent
                                                            Accountants

       Item 17.         Brokerage Allocation                Portfolio Transactions

       Item 18.         Capital Stock and Other             Investment Information; Additional Redemption
                        Securities                          Information; Dividends and Other Distributions

       Item 19.         Purchase, Redemption                Distribution Arrangements; Additional
                                                            Redemption Information

       Item 20.         Tax Status                          Dividends and Other Distributions; Additional
                                                            Tax Information

       Item 21.         Underwriters                        Investment Management and Administration
                                                            Services; Distribution Arrangements

       Item 22.         Calculation of Performance Data     Performance Information

       Item 23.         Financial Statements                Financial Statements


                                       Part C

           Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment No. 8.

           PROSPECTUS
   December 15, 1995

           NEUBERGER&BERMAN
           EQUITY TRUST -SM-

   NEUBERGER&BERMAN
           FOCUS TRUST

   NEUBERGER&BERMAN
           GENESIS TRUST

   NEUBERGER&BERMAN
           GUARDIAN TRUST

   NEUBERGER&BERMAN
           MANHATTAN TRUST

   NEUBERGER&BERMAN
           PARTNERS TRUST

                         No Sales Charges
                         No Redemption Fees
                         No 12b-1 Fees

            Neuberger&Berman

EQUITY TRUST

          No-Load Equity Funds

----------------------------------------------------------------------


Neuberger&Berman FOCUS TRUST             Neuberger&Berman MANHATTAN TRUST
Neuberger&Berman GENESIS TRUST           Neuberger&Berman PARTNERS TRUST
Neuberger&Berman GUARDIAN TRUST

   YOU CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH A PENSION PLAN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION (EACH AN "INSTITUTION") WHICH PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND WHICH HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER&BERMAN MANAGEMENT INCORPORATED ("N&B MANAGEMENT").


----------------------------------------------------------------------


   EACH OF THE ABOVE-NAMED FUNDS (A "FUND") INVESTS ALL OF ITS NET INVESTABLE ASSETS IN ITS CORRESPONDING PORTFOLIO (A "PORTFOLIO") OF EQUITY MANAGERS TRUST ("MANAGERS TRUST"), AN OPEN-END MANAGEMENT INVESTMENT COMPANY MANAGED BY N&B MANAGEMENT. EACH PORTFOLIO INVESTS IN SECURITIES IN ACCORDANCE WITH AN INVESTMENT OBJECTIVE, POLICIES, AND LIMITATIONS IDENTICAL TO THOSE OF ITS CORRESPONDING FUND. THE INVESTMENT PERFORMANCE OF EACH FUND DIRECTLY CORRESPONDS WITH THE INVESTMENT PERFORMANCE OF ITS CORRESPONDING PORTFOLIO. THIS "MASTER/FEEDER FUND" STRUCTURE IS DIFFERENT FROM THAT OF MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES. FOR MORE INFORMATION ON THIS UNIQUE STRUCTURE THAT YOU SHOULD CONSIDER, SEE "SUMMARY" ON PAGE 3, AND "SPECIAL INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS" ON PAGE 25.


   Please read this Prospectus before investing in any of the Funds and keep it for future reference. It contains information about the Funds that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Funds and Portfolios, dated December 15, 1995, is on file with the Securities and Exchange Commission. The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by calling N&B Management at 800-877-9700.


               PROSPECTUS DATED DECEMBER 15, 1995


   MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


    SUMMARY                                                3
The Funds and Portfolios;
 Risk Factors                                              3
Management                                                 5
The Neuberger&Berman Investment Approach                   5

    EXPENSE INFORMATION                                    7
Shareholder Transaction Expenses for Each Fund             7
Annual Fund Operating Expenses                             7
Example                                                    9

    FINANCIAL HIGHLIGHTS                                  10
Focus Trust                                               11
Genesis Trust                                             12
Guardian Trust                                            13
Manhattan Trust                                           14
Partners Trust                                            15

    INVESTMENT PROGRAMS                                   18
Focus Portfolio                                           18
Genesis Portfolio                                         19
Guardian Portfolio                                        20
Manhattan Portfolio                                       20
Partners Portfolio                                        21
Short-Term Trading; Portfolio Turnover                    21
Borrowings                                                22
Other Investments                                         22

    PERFORMANCE INFORMATION                               23
Total Return Information                                  24

    SPECIAL INFORMATION REGARDING ORGANIZATION,
    CAPITALIZATION, AND OTHER MATTERS                     25
The Funds                                                 25
The Portfolios                                            26

    SHAREHOLDER SERVICES                                  28
How to Buy Shares                                         28
How to Sell Shares                                        28
Exchanging Shares                                         29

    SHARE INFORMATION                                     30
Share Prices and Net Asset Value                          30

    DIVIDENDS, OTHER DISTRIBUTIONS, AND TAXES             31
Distribution Options                                      31
Taxes                                                     31

    MANAGEMENT AND ADMINISTRATION                         33
Trustees and Officers                                     33
Investment Manager, Administrator,
 Distributor, and Sub-Adviser                             33
Expenses                                                  35
Transfer Agent                                            37

    DESCRIPTION OF INVESTMENTS                            38

    USE OF JOINT PROSPECTUS AND STATEMENT OF ADDITIONAL
    INFORMATION                                           41

    OTHER INFORMATION                                     42
Directory                                                 42
Funds Eligible For Exchange                               42

SUMMARY

          The Funds and Portfolios; Risk Factors

----------------------------------------------------------------------


   Each Fund is a series of Neuberger&Berman Equity Trust (the "Trust") and invests in a corresponding Portfolio that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund structure, because each Fund "feeds" shareholders' investments into its corresponding Portfolio, a "master" fund. The structure looks like this:



                 -------------------------
                        Shareholders
                 -------------------------
                        (down arrow)           BUY SHARES IN
                 -------------------------
                           Funds
                 -------------------------
                        (down arrow)           INVEST IN
                 -------------------------
                         Portfolios
                 -------------------------
                        (down arrow)           INVEST IN
                 -------------------------
                 Stocks & Other Securities
                 -------------------------



   The trustees who oversee the Funds believe that this structure may benefit shareholders; investment in a Portfolio by investors in addition to a Fund may enable the Portfolio to achieve economies of scale that could reduce expenses. For more information about the organization of the Funds and the Portfolios, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page
25. An investment in any Fund involves certain risks, depending upon the types of investments made by its corresponding Portfolio. For more details about each Portfolio, its investments and their risks, see "Investment Programs" on page 18 and "Description of Investments" on page 38.


   The following table is a summary highlighting features of the Funds and their corresponding Portfolios. You may want to invest in a variety of Funds to fit your particular investment needs. Of course, there can be no assurance that a Fund will meet its investment objective.

NEUBERGER&BERMAN INVESTMENT                     PORTFOLIO
EQUITY TRUST     STYLE                          CHARACTERISTICS
GUARDIAN TRUST   Broadly diversified,           A growth and income fund that
                 large-cap value fund.          invests in stocks of
                 Relatively low portfolio       established, high-quality
                 turnover.                      companies that are not well
                                                followed on Wall Street or
                                                are temporarily out of favor.

FOCUS TRUST      Large-cap value fund, more     Invests in common stocks
                 concentrated portfolio than    selected from 13 multi-
                 Guardian. Relatively low       industry sectors of the
                 portfolio turnover.            economy. To maximize
                                                potential return, the
                                                Portfolio normally makes at
                                                least 90% of its investments
                                                in not more than six sectors
                                                believed by the portfolio
                                                managers to be undervalued.

GENESIS TRUST    Broadly diversified,           Invests in stocks of
                 small-cap value fund.          companies with small market
                 Relatively low portfolio       capitalizations (usually up
                 turnover.                      to $750 million). Portfolio
                                                manager seeks to buy the
                                                stocks of strong companies
                                                with a history of solid
                                                performance and a proven
                                                management team, which are
                                                selling at attractive prices.

MANHATTAN TRUST  Broadly diversified, medium-   Invests in securities
                 to large-cap growth fund.      believed to have the maximum
                 Relatively low portfolio       potential for long-term
                 turnover.                      capital appreciation.
                                                Portfolio manager follows a
                                                "growth at a reasonable
                                                price" philosophy and
                                                searches for financially
                                                sound, growing companies with
                                                a special competitive
                                                advantage or a product that
                                                makes their stocks
                                                attractive.

PARTNERS TRUST   Broadly diversified, medium-   Seeks capital growth through
                 to large-cap value fund.       an approach that is intended
                 Moderate portfolio turnover.   to increase capital with
                                                reasonable risk. Portfolio
                                                managers look at
                                                fundamentals, focusing
                                                particularly on cash flow,
                                                return on capital, and asset
                                                values.

          Management

----------------------------------------------------------------------


   N&B Management, with the assistance of Neuberger&Berman, L.P. ("Neuberger&Berman") as sub-adviser, selects investments for the Portfolios. N&B Management also provides administrative services to the Portfolios and the Funds and acts as distributor of Fund shares. See "Management and Administration" on page 33. If you want to know how to buy and sell shares of the Funds or exchange them for shares of other Neuberger&Berman Funds-SM- made available through an Institution, see "Shareholder Services -- How to Buy Shares" on page 28,
"Shareholder Services -- How to Sell Shares" on page 28, "Shareholder Services -- Exchanging Shares" on page 29, and the policies of the Institution through which you are purchasing shares.


          The Neuberger&Berman Investment Approach

----------------------------------------------------------------------


   While each Portfolio has its own investment objective, policies, and limitations, each Portfolio is managed using one of two basic investment approaches -- value and growth.


   A value-oriented portfolio manager buys stocks that are selling for less than
their  perceived  market  value.  These   include  stocks  that  are   currently
under-researched or are temporarily out of favor on Wall Street.


   Portfolio managers identify value stocks in several ways. One of the most common identifiers is a low price-to-earnings ratio -- that is, stocks selling at multiples of earnings per share that are lower than that of the market as a whole. Other criteria are high dividend yield, a strong balance sheet and financial position, a recent company restructuring with the potential to realize hidden values, strong management, and low price-to-book value (net value of the company's assets).


   While a value approach concentrates on undervalued securities in relation to their fundamental economic value, a growth approach seeks out stocks of companies that are projected to grow at above-average rates and may appear poised for a period of accelerated earnings.


   The growth portfolio manager is willing to pay a higher share price in the hopes that the stock's earnings momentum will carry the stock's price higher. As a stock's price increases based on strong earnings, the stock's original price appears low in relation to the growth rate of its earnings. Sometimes this happens when a particular company or industry is temporarily out of favor with the market or under-researched. This strategy is called "growth at a reasonable price."


   Neuberger&Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and be subject to less risk of price decline than securities whose market prices have already reached their perceived economic value. This approach also contemplates selling portfolio securities when they are considered to have reached their potential.


   In general, Neuberger&Berman FOCUS, Neuberger&Berman GENESIS, Neuberger&Berman GUARDIAN, and Neuberger&Berman PARTNERS Portfolios adhere to a value-oriented investment approach. Neuberger&Berman MANHATTAN Portfolio places a greater emphasis on finding securities whose measures of fundamental value are low in relation to the growth rate of their future earnings and cash flow, as projected by the portfolio manager, and that Portfolio is therefore willing to invest in securities with prices that are somewhat higher multiples of earnings.

EXPENSE INFORMATION
   This section gives you certain information about the expenses of each Fund and its corresponding Portfolio. See "Performance Information" for important facts about the investment performance of each Fund, after taking expenses into account.

          Shareholder Transaction Expenses for Each Fund

----------------------------------------------------------------------

   As shown by this table, there are no transaction charges when you buy or sell Fund shares.

Sales Charge Imposed on Purchases                   NONE
Sales Charge Imposed on Reinvested Dividends        NONE
Deferred Sales Charges                              NONE
Redemption Fees                                     NONE
Exchange Fees                                       NONE

          Annual Fund Operating Expenses
          (AS A PERCENTAGE OF AVERAGE NET ASSETS)

--------------------------------------------------------------------------------


   The following table shows annual Total Operating Expenses for each Fund, which are paid out of the assets of the Fund and which include the Fund's pro rata portion of the Operating Expenses of its corresponding Portfolio. These expenses are borne indirectly by Fund shareholders. Each Fund pays N&B Management an administration fee, based on the Fund's average daily net assets. Each Portfolio pays N&B Management a management fee, based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the corresponding Fund. Therefore, the table combines management and administration fees. The Funds and Portfolios also incur other expenses for things such as accounting and legal fees, maintaining shareholder records, and furnishing shareholder statements and Fund reports. "Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses. The Funds' expenses are factored into their share prices and dividends and are not charged directly to Fund shareholders. For more information, see "Management and Administration" and the SAI.



NEUBERGER&BERMAN                     MANAGEMENT AND          12B-1   OTHER      TOTAL OPERATING
EQUITY TRUST                      ADMINISTRATION FEES*       FEES   EXPENSES       EXPENSES*
--------------------------------------------------------------------------------------------------
FOCUS TRUST                                 0.00%            None    1.02%*             1.02%
GENESIS TRUST                               0.90%+           None    0.53%              1.43%+
GUARDIAN TRUST                              0.84%            None    0.10%              0.94%
MANHATTAN TRUST                             0.60%            None    0.52%              1.12%
PARTNERS TRUST                              0.63%            None    0.34%              0.97%



*(REFLECTS N&B MANAGEMENT'S EXPENSE REIMBURSEMENT UNDERTAKING DESCRIBED BELOW)


+(REFLECTS N&B MANAGEMENT'S WAIVER OF CERTAIN MANAGEMENT FEES DESCRIBED BELOW)

   Total Operating Expenses for each Fund have been restated based upon current administration fees for the Fund and management fees for its corresponding Portfolio and the current expense reimbursement undertaking (and, in the case of Neuberger&Berman GENESIS Trust, the current fee waiver). "Other Expenses" are based on each Fund's and Portfolio's expenses for the past fiscal year. The trustees of the Trust believe that the aggregate per share expenses of each Fund and its corresponding Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities held by its corresponding Portfolio. The trustees of the Trust also believe that investment in a Portfolio by investors in addition to a Fund may enable the Portfolio to achieve economies of scale which could reduce expenses. The expenses and returns of other funds that may invest in the Portfolios may differ from those of the Funds.


   Five mutual funds that are series of Neuberger&Berman Equity Funds ("N&B Equity Funds") and are administered by N&B Management, each of which has a name similar to a Fund and the same investment objective, policies, and limitations as that Fund ("Sister Fund"), also invest in the five corresponding Portfolios. The previous table reflects N&B Management's voluntary undertaking until December 31, 1996, to reimburse each Fund for its Operating Expenses and its pro rata share of its corresponding Portfolio's Operating Expenses so that each Fund's expense ratio per annum will not exceed the expense ratio per annum of its Sister Fund by more than 0.10% of the Fund's average daily net assets. A Fund's per annum "expense ratio" means the sum of the Fund's Total Operating Expenses and its pro rata share of its corresponding Portfolio's Total Operating Expenses, divided by that Fund's average daily net assets for the year. The expense ratios of the Sister Funds of Neuberger& Berman FOCUS Trust, Neuberger&Berman GENESIS Trust, Neuberger&Berman GUARDIAN Trust, Neuberger&Berman MANHATTAN Trust and Neuberger&Berman PARTNERS Trust are anticipated to be, respectively, 0.92%, 1.33%, 0.84%, 1.02%, and 0.87% per annum of such Sister Fund's average net assets. Based on those expectations, the expense ratios for Neuberger&Berman FOCUS Trust, Neuberger&Berman GENESIS Trust, Neuberger&Berman GUARDIAN Trust, Neuberger&Berman MANHATTAN Trust and Neuberger&Berman PARTNERS Trust are not anticipated to exceed 1.02%, 1.43%, 0.94%, 1.12%, and 0.97% per annum, respectively. The above ratios reflect N&B Management's voluntary agreement to waive a portion of the management fee borne directly by Neuberger&Berman GENESIS Portfolio and indirectly by Neuberger&Berman GENESIS Trust to reduce that fee by 0.10% per annum of the average daily net assets of Neuberger&Berman GENESIS Portfolio. Absent the reimbursement and fee waiver, Management and Administration Fees would be 0.93%, 1.25%, 0.86%, 0.94%, and 0.90% per annum, and Other Expenses would be 1.57%, 0.53%, 0.10%, 0.52%, and 0.34% per annum, of the average daily net assets of Neuberger&Berman FOCUS Trust, Neuberger&Berman GENESIS Trust, Neuberger&

Berman GUARDIAN Trust, Neuberger&Berman MANHATTAN Trust, and Neuberger& Berman PARTNERS Trust, respectively; Total Operating Expenses would be 2.50%, 1.78%, 0.96%, 1.46%, and 1.24% per annum of the average daily net assets of Neuberger&Berman FOCUS Trust, Neuberger&Berman GENESIS Trust, Neuberger& Berman GUARDIAN Trust, Neuberger&Berman MANHATTAN Trust, and Neuberger& Berman PARTNERS Trust, respectively (or slightly higher if permitted by state securities authorities).


          Example

----------------------------------------------------------------------


   To illustrate the effect of Operating Expenses, let's assume that each Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $1,000 you invested in each Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:



NEUBERGER&BERMAN                       1      3      5     10
EQUITY TRUST                         YEAR   YEARS  YEARS  YEARS
---------------------------------------------------------------
FOCUS TRUST                          $10    $32    $56    $125
GENESIS TRUST                        $15    $45    $78    $171
GUARDIAN TRUST                       $10    $30    $52    $115
MANHATTAN TRUST                      $11    $36    $62    $136
PARTNERS TRUST                       $10    $31    $54    $119


   The assumption in this example of a 5% annual return is required by regulations of the Securities and Exchange Commission applicable to all mutual funds. THE INFORMATION IN THE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN, AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.

FINANCIAL HIGHLIGHTS

          Selected Per Share Data and Ratios

----------------------------------------------------------------------


   The financial information in the following tables is for each Fund as of August 31, 1995 and prior periods. This information has been audited by the Funds' respective independent auditors/accountants. You may obtain, at no cost, further information about the performance of the Funds in their annual report to shareholders. The annual report contains the auditors'/accountants' reports. Please call 800-877-9700 for a free copy and for up-to-date information. Also, see "Performance Information."

  FINANCIAL HIGHLIGHTS
  Neuberger&Berman


            Focus Trust(1)

--------------------------------------------------------------------------------

     The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.



                                                                                      PERIOD
                                                                                       FROM
                                                                                    AUGUST 30,
                                                        YEAR ENDED AUGUST 31,        1993(2)
                                                                                    TO AUGUST
                                                         1995           1994         31, 1993
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                    $   11.36      $   10.03      $10.00
                                                      ----------     ----------     ----------
Income from Investment Operations
    Net Investment Income                                   .05            .05          --
    Net Gains or Losses on Securities
     (both realized and unrealized)                        3.05           1.31         .03
                                                      ----------     ----------     ----------
      Total from Investment Operations                     3.10           1.36         .03
                                                      ----------     ----------     ----------
Less Distributions
    Dividends (from net investment income)                 (.05)          (.02)         --
    Distributions (from capital gains)                    --              (.01)         --
                                                      ----------     ----------     ----------
      Total Distributions                                  (.05)          (.03)         --
                                                      ----------     ----------     ----------
Net Asset Value, End of Year                          $   14.41      $   11.36      $10.03
                                                      ----------     ----------     ----------
Total Return+                                            +27.44%        +13.58%      +0.30%(3)
                                                      ----------     ----------     ----------
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)             $   14.5       $    1.6           --
                                                      ----------     ----------     ----------
    Ratio of Expenses to Average Net Assets(4)              .96%           .85%        .92%(5)
                                                      ----------     ----------     ----------
    Ratio of Net Income to Average Net Assets(4)            .67%           .92%        .05%(5)
                                                      ----------     ----------     ----------



  SEE NOTES TO FINANCIAL HIGHLIGHTS

  FINANCIAL HIGHLIGHTS
  Neuberger&Berman

            Genesis Trust
--------------------------------------------------------------------------------

     The following table includes selected data for a share outstanding throughout each year and other performance information derived from the
 Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.



                                                           YEAR ENDED              PERIOD FROM
                                                           AUGUST 31,           AUGUST 26, 1993(2)
                                                        1995         1994       TO AUGUST 31, 1993
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                    $ 10.59      $ 10.05            $10.00
                                                      --------     --------           ------
Income from Investment Operations
    Net Investment Income (Loss)                         (.01)        (.01)               --
    Net Gains or Losses on Securities
     (both realized and unrealized)                      2.08          .56               .05
                                                      --------     --------           ------
      Total from Investment Operations                   2.07          .55               .05
                                                      --------     --------           ------
Less Distributions
    Distributions (from capital gains)                   (.01)        (.01)               --
                                                      --------     --------           ------
Net Asset Value, End of Year                          $ 12.65      $ 10.59            $10.05
                                                      --------     --------           ------
Total Return+                                          +19.51%       +5.47%            +0.50%(3)
                                                      --------     --------           ------
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)             $ 30.6       $  3.1                 --
                                                      --------     --------           ------
    Ratio of Expenses to Average Net Assets(4)           1.42%        1.36%             1.51%(5)
                                                      --------     --------           ------
    Ratio of Net Income (Loss) to Average Net
     Assets(4)                                           (.24%)       (.21%)            (.44%)(5)
                                                      --------     --------           ------



  SEE NOTES TO FINANCIAL HIGHLIGHTS

  FINANCIAL HIGHLIGHTS
  Neuberger&Berman

            Guardian Trust
--------------------------------------------------------------------------------

     The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.



                                                         YEAR ENDED          PERIOD FROM
                                                         AUGUST 31,       AUGUST 3, 1993(2)
                                                       1995       1994    TO AUGUST 31, 1993
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                    $11.27     $10.27         $10.00
                                                      ------     ------         ------
Income from Investment Operations
    Net Investment Income                                .13        .09             --
    Net Gains or Losses on Securities
     (both realized and unrealized)                     2.55        .99            .27
                                                      ------     ------         ------
      Total from Investment Operations                  2.68       1.08            .27
                                                      ------     ------         ------
Less Distributions
    Dividends (from net investment income)              (.12)      (.07)            --
    Distributions (from capital gains)                    --       (.01)            --
                                                      ------     ------         ------
      Total Distributions                               (.12)      (.08)            --
                                                      ------     ------         ------
Net Asset Value, End of Year                          $13.83     $11.27         $10.27
                                                      ------     ------         ------
Total Return+                                         +24.01%    +10.57%         +2.70%(3)
                                                      ------     ------         ------
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)             $683.1     $ 75.8             --
                                                      ------     ------         ------
    Ratio of Expenses to Average Net Assets(4)           .90%       .80%           .81%(5)
                                                      ------     ------         ------
    Ratio of Net Income to Average Net Assets(4)        1.35%      1.50%          1.00%(5)
                                                      ------     ------         ------



  SEE NOTES TO FINANCIAL HIGHLIGHTS

  FINANCIAL HIGHLIGHTS
  Neuberger&Berman

            Manhattan Trust
--------------------------------------------------------------------------------

     The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.



                                                                       YEAR ENDED             PERIOD FROM
                                                                       AUGUST 31,          AUGUST 30, 1993(2)
                                                                  1995             1994    TO AUGUST 31, 1993
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                               $10.37           $10.01   $      10.00
                                                                 ------           ------         ------
Income from Investment Operations
    Net Investment Income                                            --              .01             --
    Net Gains or Losses on Securities
     (both realized and unrealized)                                2.67              .36            .01
                                                                 ------           ------         ------
      Total from Investment Operations                             2.67              .37            .01
                                                                 ------           ------         ------
Less Distributions
    Dividends (from net investment income)                         (.01)            (.01)
    Distributions (from capital gains)                             (.04)              --             --
                                                                 ------           ------         ------
      Total Distributions                                          (.05)            (.01)            --
                                                                 ------           ------         ------
Net Asset Value, End of Year                                     $12.99           $10.37   $      10.01
                                                                 ------           ------         ------
Total Return+                                                    +25.90%          + 3.70%  +       0.10%(3)
                                                                 ------           ------         ------
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)                        $ 35.6           $ 12.1             --
                                                                 ------           ------         ------
    Ratio of Expenses to Average Net Assets(4)                     1.06%             .96%          1.04%(5)
                                                                 ------           ------         ------
    Ratio of Net Income (Loss) to Average Net Assets(4)            (.03%)            .16%          5.48%(5)
                                                                 ------           ------         ------



  SEE NOTES TO FINANCIAL HIGHLIGHTS

  FINANCIAL HIGHLIGHTS
  Neuberger&Berman

            Partners Trust
--------------------------------------------------------------------------------

     The following table includes selected data for a share outstanding throughout each year and other performance information derived from the
 Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.



                                                                       YEAR ENDED             PERIOD FROM
                                                                       AUGUST 31,          AUGUST 30, 1993(2)
                                                                  1995             1994    TO AUGUST 31, 1993
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                               $10.54           $10.01   $      10.00
                                                                 ------           ------         ------
Income from Investment Operations
    Net Investment Income                                           .05              .03             --
    Net Gains or Losses on Securities (both realized and
     unrealized)                                                   2.19              .53            .01
                                                                 ------           ------         ------
      Total from Investment Operations                             2.24              .56            .01
                                                                 ------           ------         ------
Less Distributions
    Dividends (from net investment income)                         (.02)            (.01)            --
    Distributions (from capital gains)                             (.08)            (.02)            --
                                                                 ------           ------         ------
      Total Distributions                                          (.10)            (.03)            --
                                                                 ------           ------         ------
Net Asset Value, End of Year                                     $12.68           $10.54   $      10.01
                                                                 ------           ------         ------
Total Return+                                                    +21.52%          + 5.61%  +       0.10%(3)
                                                                 ------           ------         ------
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)                        $ 61.3           $  4.7             --
                                                                 ------           ------         ------
    Ratio of Expenses to Average Net Assets(4)                      .92%             .81%           .84%(5)
                                                                 ------           ------         ------
    Ratio of Net Income to Average Net Assets(4)                    .81%             .47%          2.65%(5)
                                                                 ------           ------         ------



  SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS


1)Prior to January 1, 1995, the name of Neuberger&Berman FOCUS Trust was Neuberger&Berman Selected Sectors Trust.


2)The date investment operations commenced.


3)Not annualized.


4)After reimbursement of expenses by N&B Management. Had N&B Management not undertaken such action the annualized ratios to average daily net assets would have been:


                                                                      PERIOD FROM
NEUBERGER&BERMAN                       YEAR ENDED AUGUST 31,        AUGUST 30, 1993
FOCUS TRUST                               1995        1994        TO AUGUST 31, 1993
                                           -----       -----              -----
Expenses                                    2.50%       2.50%              2.50%
                                           -----       -----              -----
Net Investment Loss                         (.87%)      (.73%)            (1.53%)
                                           -----       -----              -----


                                                                      PERIOD FROM
NEUBERGER&BERMAN                       YEAR ENDED AUGUST 31,        AUGUST 3, 1993
GUARDIAN TRUST                            1995        1994        TO AUGUST 31, 1993
                                           -----       -----              -----
Expenses                                     .96%       1.52%              2.50%
                                           -----       -----              -----
Net Investment Income (Loss)                1.29%        .78%              (.69%)
                                           -----       -----              -----

                                                                      PERIOD FROM
NEUBERGER&BERMAN                       YEAR ENDED AUGUST 31,        AUGUST 30, 1993
MANHATTAN TRUST                           1995        1994        TO AUGUST 31, 1993
                                           -----       -----              -----
Expenses                                    1.46%       2.50%              2.50%
                                           -----       -----              -----
Net Investment Income (Loss)                (.43%)     (1.38%)             4.02%
                                           -----       -----              -----

                                                                      PERIOD FROM
NEUBERGER&BERMAN                       YEAR ENDED AUGUST 31,        AUGUST 30, 1993
PARTNERS TRUST                            1995        1994        TO AUGUST 31, 1993
                                           -----       -----              -----
Expenses                                    1.24%       2.50%              2.50%
                                           -----       -----              -----
Net Investment Income (Loss)                 .49%      (1.22%)              .99%
                                           -----       -----              -----



   After reimbursement of expenses by N&B Management as described in Note B of Notes to Financial Statements and the waiver of a portion of the Portfolio's management fee as described in Note B of Notes to Financial Statements of Neuberger& Berman GENESIS Portfolio. Had N&B Management not undertaken such action the annualized ratios to average daily net assets would have been:



NEUBERGER&BERMAN                                                      PERIOD FROM
                                       YEAR ENDED AUGUST 31,        AUGUST 26, 1993
GENESIS TRUST                             1995        1994        TO AUGUST 31, 1993
                                           -----       -----              -----
Expenses                                    1.78%       2.50%              2.50%
                                           -----       -----              -----
Net Investment Loss                         (.60%)     (1.35%)            (1.43%)
                                           -----       -----              -----



5)Annualized.

6)Because each Fund invests only in its corresponding Portfolio and that Portfolio (rather than the Fund) engages in securities transactions, no Fund calculates a portfolio turnover rate. The portfolio turnover rates for each Portfolio were as follows:



                                              YEAR ENDED AUGUST        PERIOD FROM
                                                     31,             AUGUST 2, 1993
                                               1995       1994     TO AUGUST 31, 1993
--------------------------------------------------------------------------------------
Neuberger&Berman FOCUS Portfolio                36%        52%             4%
                                             ---------  ---------  -------------------
Neuberger&Berman GENESIS Portfolio              37%        63%             3%
                                             ---------  ---------  -------------------
Neuberger&Berman GUARDIAN Portfolio             26%        24%             3%
                                             ---------  ---------  -------------------
Neuberger&Berman MANHATTAN Portfolio            44%        50%             3%
                                             ---------  ---------  -------------------
Neuberger&Berman PARTNERS Portfolio             98%        75%             8%
                                             ---------  ---------  -------------------



+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each year and assumes dividends and other distributions, if any, were reinvested.
  Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if N&B Management had not reimbursed certain expenses. For Neuberger&Berman GENESIS Trust, total return would have been lower if N&B Management had not waived a portion of the Portfolio's management fee.

INVESTMENT PROGRAMS

   The investment policies and limitations of each Fund and its corresponding Portfolio are identical. Each Fund invests only in its corresponding Portfolio. Therefore, the following shows you the kinds of securities in which each Portfolio invests. For an explanation of some types of investments, see "Description of Investments" on page 38.


   Investment policies and limitations of the Funds and Portfolios are not fundamental unless otherwise specified in this Prospectus or the SAI. While a non-fundamental policy or limitation may be changed by the trustees of the Trust or of Managers Trust without shareholder approval, the Funds intend to notify shareholders before making any material change to such policies or limitations. Fundamental policies may not be changed without shareholder approval.


   The investment objectives of the Funds and Portfolios are not fundamental. The Funds have undertaken to a state securities commission that they will seek shareholder approval before changing any investment objective. The Funds have also undertaken not to change their investment objective without 30 days' prior notice to shareholders. There can be no assurance that the Funds or Portfolios will achieve their objectives. Each Fund, by itself, does not represent a comprehensive investment program.


   Additional investment techniques, features, and limitations concerning the Portfolios' investment programs are described in the SAI.



          Neuberger&Berman Focus Portfolio


----------------------------------------------------------------------


   The   investment   objective   of   Neuberger&Berman   FOCUS   Portfolio  and
Neuberger&Berman FOCUS Trust is to seek long-term capital appreciation.


   Neuberger&Berman  FOCUS  Portfolio  invests  principally  in  common   stocks
selected from the following 13 multi-industry sectors of the economy:



/ / Autos & Housing                    / / Health Care                    / / Technology
/ / Consumer Goods & Services          / / Heavy Industry                 / / Transportation
/ / Defense & Aerospace                / / Machinery & Equipment          / / Utilities
/ / Energy                             / / Media & Entertainment
/ / Financial Services                 / / Retailing



   To maximize potential return, the Portfolio normally makes at least 90% of its investments in not more than six sectors it identifies as undervalued. Where a particular industry may fall within more than one sector, N&B Management uses its judgment and experience to determine the placement of that industry within a sector. The Portfolio uses the value-oriented investment approach to identify stocks believed to be undervalued, including stocks that are temporarily out of favor in the market. The Portfolio then focuses its investments in the sectors in which the undervalued stocks are clustered. These sectors are believed to offer the greatest potential for capital growth. This investment approach is different from that of most other mutual funds that emphasize sector investment. Those funds either invest in only a single economic sector or choose a number of sectors by analyzing general economic trends. Further information on the Portfolio's securities holdings and their allocation by sector is included in the Fund's annual report to shareholders, which is available at no cost upon request. The sectors are more fully described in the SAI.


   The Portfolio may be affected more by any single economic, political, or regulatory development than a more diversified mutual fund. The risk of decline in the Portfolio's asset value due to an adverse development may be partially offset by the value-oriented investment approach. To further reduce this risk, the Portfolio may not (1) invest more than 50% of its total assets in any one sector, (2) as a fundamental policy, concentrate 25% or more of its total assets in the securities of companies having their principal business activities in any one industry, or (3) invest more than 5% of its total assets in the securities of any one company.


          Neuberger&Berman Genesis Portfolio

----------------------------------------------------------------------


   The   investment   objective  of   Neuberger&Berman  GENESIS   Portfolio  and
Neuberger&Berman GENESIS Trust is to seek capital appreciation.


   Neuberger&Berman GENESIS Portfolio invests principally in common stocks of companies with small market capitalizations ("small-cap companies"). Market capitalization means the total market value of a company's outstanding common stock. The Portfolio regards companies with market capitalizations of up to $750 million as small-cap companies. There is no necessary correlation between market capitalization and the financial attributes -- such as levels of assets, revenues, or income -- commonly used to measure the size of a company.


   Studies indicate that the market values of small-cap company stocks, such as those included in the Russell 2000 Index and the Wilshire 1750 or quoted on Nasdaq, have a cyclical relationship with larger capitalization stocks. Over the last 30 years, small-cap company stocks have outperformed larger capitalization stocks about two-thirds of the time, even though small-cap stocks have usually declined more than larger capitalization stocks in declining markets. There can be no assurance that this pattern will continue.


   Small-cap company stocks generally are considered to offer greater potential for appreciation than securities of companies with larger market capitalization. Most small-cap company stocks pay low or no dividends, and the Portfolio seeks long-term appreciation, rather than income. Small-cap company stocks also have higher risk and volatility, because most are not as broadly traded as stocks of companies with larger capitalization and their prices thus may fluctuate more widely and abruptly. Small-cap company securities are also less researched and often overlooked and undervalued in the market.

   The Portfolio tries to enhance the potential for appreciation and limit the risk of decline in the value of its securities by employing the value-oriented investment approach. The Portfolio seeks securities that appear to be underpriced and are issued by companies with proven management, sound finances, and strong potential for market growth. To reduce risk, the Portfolio diversifies its holdings among many companies and industries. The Portfolio focuses on the fundamentals of each small-cap company, instead of trying to anticipate what changes might occur in the stock market, the economy, or the political environment. This approach differs from that used by many other funds investing in small-cap company stocks, which often buy stocks of companies they believe will have above-average earnings growth, based on ANTICIPATED FUTURE developments. In contrast, the Portfolio's securities are generally selected in the belief that they are currently undervalued, based on EXISTING conditions.


   The Portfolio generally expects to be almost fully invested in small-cap stocks, but it may invest up to 15% of its total assets in securities of companies whose market capitalizations exceed $750 million.


          Neuberger&Berman Guardian Portfolio

----------------------------------------------------------------------


   The   investment  objective   of  Neuberger&Berman   GUARDIAN  Portfolio  and
Neuberger&Berman  GUARDIAN   Trust  is   to  seek   capital  appreciation   and,
secondarily, current income.


   Neuberger&Berman GUARDIAN Portfolio invests primarily in a large number of common stocks of long-established, high-quality companies. The Portfolio uses the value-oriented investment approach in selecting securities. Thus, N&B Management looks for such factors as low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings. The Portfolio diversifies its holdings among many different companies and industries.


   Neuberger&Berman GUARDIAN Trust, its Sister Fund and the Sister Fund's predecessor have paid their shareholders an income dividend every quarter and a capital gain distribution every year since the predecessor's inception in 1950. Of course, this past record does not necessarily predict the Fund's future practices.



          Neuberger&Berman Manhattan Portfolio


----------------------------------------------------------------------


   The  investment  objective  of   Neuberger&Berman  MANHATTAN  Portfolio   and
Neuberger&Berman MANHATTAN Trust is to seek capital appreciation without regard to income.


   Neuberger&Berman MANHATTAN Portfolio generally invests in securities of medium- to large-capitalization companies believed to have the maximum potential for long-term capital appreciation. It does not seek to invest in securities that pay dividends or interest, and any such income is incidental. The Portfolio expects to be almost fully invested in common stocks, often of companies that may be temporarily out of favor in the market.


   The Portfolio's growth investment program involves greater risks and share price volatility than programs that invest in more conservative securities. Moreover, the Portfolio does not follow a policy of active trading for short-term profits. Accordingly, the Portfolio may be more appropriate for investors with a longer-range perspective. The Portfolio uses a "growth at a reasonable price" investment approach. When N&B Management believes that particular securities have greater potential for long-term capital appreciation, the Portfolio may purchase such securities at prices with relatively higher multiples to measures of economic value (such as earnings or cash flow) than other Portfolios. In addition, the Portfolio focuses on companies with strong balance sheets and reasonable valuations relative to their growth rates. It also diversifies its investments into many companies and industries.



          Neuberger&Berman Partners Portfolio


----------------------------------------------------------------------


   The   investment  objective   of  Neuberger&Berman   PARTNERS  Portfolio  and
Neuberger&Berman PARTNERS Fund is to seek capital growth.


   Neuberger&Berman PARTNERS Portfolio invests principally in common stocks of medium- to large-capitalization established companies, using the value-oriented investment approach. The Portfolio seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. Its investment program seeks securities believed to be undervalued based on strong fundamentals, including low price-to-earnings ratios, consistent cash flow, and the company's track record through all parts of the market cycle.


   The  Portfolio  considers  additional  factors  when  selecting   securities,
including ownership by a company's management of the company's stock and the dominance of a company in its particular field.


          Short-Term Trading; Portfolio Turnover

----------------------------------------------------------------------


   Although the Portfolios do not purchase securities with the intention of profiting from short-term trading, each Portfolio may sell portfolio securities when N&B Management believes that such action is advisable. The portfolio turnover rates for each Portfolio are set forth under "Notes to Financial Highlights." It is anticipated that the annual turnover rate of Neuberger&Berman MANHATTAN Portfolio and of Neuberger&Berman PARTNERS Portfolio in some fiscal years may exceed 100%. Turnover rates in excess of 100% may result in higher transaction costs (which are borne directly by the Portfolio) and a possible increase in short-term capital gains (or losses). See "Dividends, Other Distributions, and Taxes" on page 31 and the SAI.

          Borrowings

----------------------------------------------------------------------


   Each Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). None of the Portfolios expects to borrow money. As a non-fundamental policy, none of the Portfolios may purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets.


          Other Investments

----------------------------------------------------------------------

   For temporary defensive purposes, each Portfolio may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

PERFORMANCE INFORMATION

   The performance of the Funds is commonly measured as TOTAL RETURN. TOTAL RETURN is the change in value of an investment in a fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects dividend income, other distributions, and variations in share prices from the beginning to the end of a period.


   An average annual total return is a hypothetical rate of return that, if achieved annually, would result in the same cumulative total return as was actually achieved for the period. This smooths out variations in performance. Past results do not, of course, guarantee future performance. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.


   The Funds commenced operations in August 1993, and their first fiscal year ended August 31, 1993. The following table shows the average annual total returns for the period ended August 31, 1995 (the most recent fiscal year-end of the Funds), of a 1-year, 5-year, and 10-year investment in each Fund since its inception and, for periods prior to each Fund's inception, each Sister Fund and its predecessor. The table also shows a comparison with the S&P 500 Index for each Fund (except Neuberger& Berman GENESIS Trust, which is compared with the Russell 2000 Index), and its respective Sister Fund and Sister Fund's predecessor. The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index generally considered to be representative of overall stock market activity. The Russell 2000 is an unmanaged index of the securities of the 2,000 issuers having the smallest capitalization in the Russell 3000 Index, representing about 7% of the Russell 3000's total market capitalization. Please note that indices do not take into account any fees and expenses of investing in the individual securities they track, and that individuals cannot invest directly in any index. Further information regarding the Funds' performance is presented in their annual report to shareholders, which is available without charge by calling 800-877-9700.

                    AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS

                             ENDED AUGUST 31, 1995



NEUBERGER&BERMAN                                                 SINCE    INCEPTION
EQUITY TRUST                   1 YEAR     5 YEARS   10 YEARS   INCEPTION    DATE
-----------------------------------------------------------------------------------
FOCUS TRUST                     +27.44%    +19.19%    +15.09%    +12.05%   10/19/55
GUARDIAN TRUST                  +24.01%    +20.14%    +15.66%    +13.10%     6/1/50
MANHATTAN TRUST                 +25.90%    +17.11%    +15.02%    +17.70%    3/1/79+
PARTNERS TRUST                  +21.52%    +16.06%    +14.44%    +17.70%   1/20/75+
S&P 500                         +21.42%    +15.13%    +15.17%     N/A        N/A
GENESIS TRUST                   +19.51%    +17.35%     N/A       +12.61%    9/27/88
RUSSELL 2000                    +20.83%    +19.01%     N/A        N/A        N/A



+THE DATES WHEN N&B MANAGEMENT BECAME INVESTMENT ADVISER TO THE PREDECESSORS OF THE SISTER FUNDS.



   Prior to  November  1991,  the  investment policies  of  the  predecessor  of
Neuberger&Berman   FOCUS  Trust's  Sister  Fund   required  that  a  substantial
percentage of its assets be invested in the energy field; accordingly, performance results prior to that time do not necessarily reflect the level of performance that might have been achieved had the Fund's current policies been in effect during that period. Had N&B Management not waived certain fees and reimbursed certain expenses since August 1993, the total returns of the Funds would have been lower. The total returns for periods prior to the Funds' inception, would have been lower had they reflected the higher fees of the Funds as compared to those of the Sister Funds and their predecessors.


   The Funds commenced operations in August 1993. The following table lets you take a closer look at how each Fund and the respective Sister Fund and its predecessor performed year by year, in terms of an annual per share total return for each calendar year (ending December 31). Please note that the above chart reflects information for periods ended on the Funds' last fiscal year-end (that is, as of August 31, 1995).


               TOTAL RETURN FOR CALENDAR YEARS ENDED DECEMBER 31


NEUBERGER&BERMAN
EQUITY TRUST      1984    1985    1986    1987    1988    1989    1990    1991    1992    1993    1994
-------------------------------------------------------------------------------------------------------
FOCUS TRUST       +4.8%  +22.4%  +10.1%   +0.6%  +16.5%  +29.8%   -5.9%  +24.7%  +21.1%  +19.6%   +0.9%
GUARDIAN TRUST    +7.3   +25.0   +11.9    -1.0   +28.0   +21.5    -4.7   +34.3   +19.0   +13.5    +1.5
MANHATTAN TRUST   +7.1   +37.1   +16.8    +0.4   +18.3   +29.1    -8.1   +30.9   +17.8   +10.0    -3.4
PARTNERS TRUST    +8.0   +29.9   +17.3    +4.3   +15.5   +22.8    -5.1   +22.4   +17.5   +15.5    -1.0
S&P 500           +6.2   +31.6   +18.6    +5.2   +16.5   +31.6    -3.1   +30.3    +7.6   +10.0    +1.4
GENESIS TRUST     N/A     N/A     N/A     N/A     N/A    +17.3   -16.2   +41.6   +15.6   +14.4    -1.7
RUSSELL 2000      N/A     N/A     N/A     N/A     N/A    +16.3   -19.5   +46.0   +18.4   +18.9    -1.8



    TOTAL RETURN INFORMATION. You can obtain current performance information about each Fund by calling N&B Management at 800-877-9700.

SPECIAL INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS

          The Funds

----------------------------------------------------------------------


   Each Fund is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of May 6, 1993. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has six separate series. The Trust and each Fund described herein commenced operations in August 1993. Another series, Neuberger&Berman NYCDC Socially Responsive Trust, commenced business in March 1994. Each Fund invests all of its net investable assets in its corresponding Portfolio, in each case receiving a beneficial interest in that Portfolio. The trustees of the Trust may establish additional series or classes of shares, without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

    DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.
    SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote.

    CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or the Fund and provides for indemnification out of the Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

          The Portfolios

----------------------------------------------------------------------


   Each Portfolio is a separate series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has six separate Portfolios. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.


    FUNDS' INVESTMENTS IN PORTFOLIOS. Each Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; its corresponding Fund thus acquires an indirect interest in those securities. Historically, N&B Management, which is the administrator of each Fund and the investment manager of each Portfolio, has sponsored, with Neuberger&Berman, traditionally structured funds since 1950. However, it has operated 12 master funds and 20 feeder funds since August 1993 and now operates 21 master funds and 30 feeder funds. This "master/feeder fund" structure is depicted in the "Summary" on page 3.


   Each Fund's investment in its corresponding Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Portfolio. The five Sister Funds that are series of N&B Equity Funds invest all of their respective net investable assets in the five Portfolios described herein. Four mutual funds that are series of Neuberger&Berman Equity Assets ("N&B Equity Assets") are expected to begin operations in 1996. These series will invest all of their respective net investable assets in four Portfolios of Equity Managers Trust. The shares of each series of N&B Equity Funds (but not of N&B Equity Assets) are available for purchase by members of the general public. Each Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in a Portfolio on the same terms and conditions as a Fund and will pay a proportionate share of the Portfolio's expenses. The Trust does not sell its shares directly to members of the general public. Other investors in a Portfolio (including the series of N&B Equity Funds) that might sell shares to members of the general public are not required to sell their shares at the same public offering price as a Fund, could have a different administration fee and expenses than a Fund, and (except N&B Equity Funds) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any fund that may invest in a Portfolio in the future will be available from N&B Management by calling 800-877-9700.


   The trustees of the Trust believe that investment in a Portfolio by a series of N&B Equity Funds or N&B Equity Assets or other potential investors in addition to a Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefitting all shareholders. However, a Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.


   Each Fund may withdraw its entire investment from its corresponding Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Fund withdrew its investment from a Portfolio, the trustees would consider what action might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.


    INVESTOR MEETINGS AND VOTING. Each Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, a Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in a Portfolio, they could have voting control of the Portfolio.


    CERTAIN PROVISIONS. Each investor in a Portfolio, including a Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in a Portfolio incurring financial loss on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

SHAREHOLDER SERVICES

          How to Buy Shares

----------------------------------------------------------------------


   YOU CAN BUY AND OWN FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN INSTITUTION WHICH PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND
WHICH HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH N&B MANAGEMENT. N&B Management and the Funds do not recommend, endorse, or receive payments from any Institution. N&B Management compensates Institutions for services they provide under an administrative services agreement. N&B Management does not provide investment advice to any Institution or its clients or make decisions regarding their investments.


   Each Institution will establish its own procedures for the purchase of Fund shares in its account, including minimum initial and additional investments for shares of each Fund and the acceptable methods of payment for shares. Shares are purchased at the next price calculated on a day the New York Stock Exchange
("NYSE") is open, after a purchase order is received and accepted by an Institution. Prices for Fund shares are usually calculated as of 4 p.m. Eastern time. Your Institution may be closed on days when the NYSE is open. As a result, the prices for Fund shares may be significantly affected on days when you have no access to your Institution. The Funds will not issue a certificate for your shares.


   Other Information:


   / / An Institution must pay for shares it purchases in U.S. dollars.


   / / Each Fund has the right to suspend the offering of its shares for a period of time. Each Fund also has the right to accept or reject a purchase order in its sole discretion, including certain purchase orders using an exchange of shares. See "Shareholder Services -- Exchanging Shares."


          How to Sell Shares

----------------------------------------------------------------------


   You can sell (redeem) all or some of your Fund shares only through an account with an Institution. Each Institution will establish its own procedures for the sale of Fund shares. Shares are sold at the next price calculated on a day the NYSE is open, after a sales order is received and accepted by an Institution. Prices for Fund shares are usually calculated as of 4 p.m. Eastern time. Your Institution may be closed on days when the NYSE is open. As a result, the prices for Fund shares may be significantly affected on days when you have no access to your Institution.


   Each Fund has reserved the right, if conditions exist which make cash payments undesirable, to honor any request for a redemption by making payments in securities valued in the same way as they would be valued for purposes of computing that Fund's net asset value per share. If payment is made in securities, an Institution may incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold.


   Other Information:


   / / Redemption proceeds will be paid to Institutions as agreed with each Fund, but in any case within three calendar days (under unusual circumstances a Fund may take longer, as permitted by law).


   / / Each Fund may suspend redemptions or postpone payments on days when the NYSE is closed (besides weekends and holidays), when trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission.


          Exchanging Shares

----------------------------------------------------------------------


   Through an account with an Institution, you may be able to exchange shares of a Fund for shares of another Neuberger&Berman Fund.-SM- Each Institution will establish its own exchange policy and procedures for its accounts. Shares are exchanged at the next price calculated on a day the NYSE is open, after an exchange order is received and accepted by an Institution.

   / / Shares can be exchanged only between accounts registered in the same name, address, and taxpayer ID number of the Institution.

   / / An exchange can be made only into a fund whose shares are eligible for sale in the state where the Institution is located.

   / / An exchange may have tax consequences.
   / / Each Fund may refuse any exchange orders from any Institution if for any reason they are not deemed to be in the best interests of the Fund and its shareholders.
   / / Each Fund may impose other restrictions on the exchange privilege, or modify or terminate the privilege, but will try to give each Institution advance notice whenever it can reasonably do so.

SHARE INFORMATION

          Share Prices and Net Asset Value

----------------------------------------------------------------------


   Each Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAVs for each Fund and its corresponding Portfolio are calculated by subtracting liabilities from total assets (in the case of a Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of a Fund, its percentage interest in its corresponding Portfolio, multiplied by the Portfolio's NAV, plus any other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. Each Fund and its corresponding Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open. Each Portfolio values securities (including options) listed on the NYSE, the American Stock Exchange, or other national securities exchanges or quoted on Nasdaq, and other securities for which market quotations are readily available, at the last sale price on the day the securities are being valued. If there is no sale of such a security on that day, that security is valued at the mean between its closing bid and asked prices. The Portfolios value all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS,
AND TAXES

   Each Fund distributes substantially all of its share of any net investment income (net of the Fund's expenses), net realized capital gains, and net realized gains from foreign currency transactions earned or realized by its corresponding Portfolio, normally in December. Investors who are considering the purchase of Fund shares in December should take this into account because of the tax consequences of such distributions. In addition, Neuberger&Berman GUARDIAN Trust distributes substantially all of its share of Neuberger&Berman GUARDIAN Portfolio's net investment income, if any, at the end of each calendar quarter.


          Distribution Options

----------------------------------------------------------------------


    REINVESTMENT IN SHARES. All dividends and other distributions paid on shares of a Fund are automatically reinvested in additional shares of that Fund, unless an Institution elects to receive them in cash. Dividends and other distributions are reinvested at the Fund's per share NAV, usually as of the date the dividend or other distribution is payable.


    DISTRIBUTIONS IN CASH. An Institution may elect to receive dividends in cash, with other distributions being reinvested in additional Fund shares, or to receive all dividends and other distributions in cash.


          Taxes

----------------------------------------------------------------------


   Each Fund intends to continue to qualify for treatment as a regulated investment company for federal income tax purposes so that it will be relieved of federal income tax on that part of its taxable income and realized gains that it distributes to its shareholders.

   An investment has certain tax consequences, depending on the type of account in which you invest. IF YOU HAVE AN ACCOUNT UNDER A QUALIFIED RETIREMENT PLAN OR AN INDIVIDUAL RETIREMENT ACCOUNT, TAXES ARE DEFERRED.

    TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared.


   For federal income tax purposes, dividends and distributions of net short-term capital gain and net gains from certain foreign currency transactions are taxed as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, are generally taxed as long-term capital gain, no matter how long you have owned your shares. Distributions of net capital gain may include gains from the sale of portfolio securities that appreciated in value before you bought your shares. Every January, each Fund will send each Institution that is a shareholder therein a statement showing the amount of distributions paid in the previous year.


    TAXES ON REDEMPTIONS. Capital gains realized on redemptions of Fund shares, including redemptions in connection with exchanges to other Neuberger&Berman Funds,-SM- are subject to tax. A capital gain (or loss) is the difference between the amount paid for shares (including the value of any dividends and other distributions that were reinvested) and the amount received when shares are sold.

   When an Institution sells shares, it will receive a confirmation statement showing the number of shares sold and the price. Every January, Institutions will also receive a consolidated transaction statement for the previous year.
   Each Institution annually will send investors in its accounts statements showing distribution and transaction information for the previous year.

   The foregoing is only a summary of some of the important tax considerations affecting each Fund and its shareholders. See the SAI for additional tax information. There may be other federal, state, local, or foreign tax considerations applicable to a particular investor. Therefore, investors should consult their tax advisers.

MANAGEMENT AND ADMINISTRATION

          Trustees and Officers

----------------------------------------------------------------------


   The trustees of the Trust and the trustees of Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of each Fund and each Portfolio, respectively. The SAI contains general background information about each trustee and officer of the Trust and of Managers Trust. The trustees and officers of the Trust and of Managers Trust who are officers and/or directors of N&B Management and/or partners of Neuberger&Berman serve without compensation from the Funds or the Portfolios. The trustees of the Trust and of Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of any Fund, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest between the Trust and Managers Trust, including, if necessary, creating a separate board of trustees of Managers Trust.


          Investment Manager, Administrator,
          Distributor, and Sub-Adviser

----------------------------------------------------------------------


   N&B Management serves as the investment manager of each Portfolio, as administrator of each Fund, and as distributor of the shares of each Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the five Portfolios, N&B Management currently serves as investment manager of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Portfolios and other mutual funds managed by N&B Management, also serves as investment adviser of three investment companies. The mutual funds managed by N&B Management and Neuberger&Berman had aggregate net assets of approximately $11.4 billion as of September 30, 1995.


   As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research without added cost to the Portfolios. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Portfolios' principal broker in the purchase and sale of their securities. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $37.6 billion of assets as of September 30, 1995. All of the voting stock of N&B Management is owned by individuals who are general partners of Neuberger&Berman.


   The following is information about the individuals who are primarily responsible for day-to-day management of the Portfolios:


   Neuberger&Berman FOCUS Portfolio and Neuberger&Berman GUARDIAN
Portfolio -- Kent C. Simons and Lawrence Marx III. Mr. Simons and Mr. Marx are Vice Presidents of N&B Management and general partners of Neuberger&Berman.

Mr. Simons has had responsibility for Neuberger&Berman FOCUS Portfolio and Neuberger&Berman FOCUS Trust's Sister Fund's predecessor since 1988 and for Neuberger&Berman GUARDIAN Portfolio and Neuberger&Berman GUARDIAN Trust's Sister Fund's predecessor since 1983. Mr. Marx has had those responsibilities since 1988.


   Neuberger&Berman GENESIS Portfolio -- Judith M. Vale. Ms. Vale, who has been a member of the Small Cap Group of Neuberger&Berman since 1992 and a Vice President of N&B Management since November 1994, has been primarily responsible for the day-to-day management of the Neuberger&Berman GENESIS Portfolio since February 1994. Ms. Vale was a portfolio manager for another investment management group from 1990 to 1992, and was a senior fund analyst at another prominent investment adviser from 1987 to 1990.


   Neuberger&Berman MANHATTAN Portfolio -- Mark R. Goldstein and Susan Switzer. Mr. Goldstein is a Vice President of N&B Management and a general partner of Neuberger&Berman. Previously he was a securities analyst and portfolio manager with that firm. He has had responsibility for Neuberger&Berman MANHATTAN Portfolio and Neuberger&Berman MANHATTAN Trust's Sister Fund's predecessor since June 1992. Ms. Switzer has been an Assistant Vice President of N&B Management since March 1995 and a portfolio manager of Neuberger&Berman since January 1995. Ms. Switzer was a research analyst and assistant portfolio manager for another money management firm from 1989 to 1994.


   Neuberger&Berman PARTNERS Portfolio -- Michael M. Kassen and Robert I. Gendelman. Mr. Kassen is a Vice President of N&B Management and a general partner of Neuberger&Berman. He has had responsibility for Neuberger&Berman PARTNERS Portfolio and Neuberger&Berman PARTNERS Trust's Sister Fund's predecessor since June 1990. Mr. Kassen was an employee of N&B Management from 1990 to December 1992. Mr. Gendelman is a senior portfolio manager for Neuberger& Berman and an Assistant Vice President of N&B Management. Mr. Gendelman has had responsibility for Neuberger&Berman PARTNERS Portfolio since October 1994. He was a portfolio manager for another fund manager from 1992 to 1993 and was managing partner of an investment partnership from 1988 to 1992.

   Neuberger&Berman acts as the principal broker for the Portfolios in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, each Portfolio seeks to obtain the best price and execution of orders. For more information, see the SAI.
   The partners and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.-SM-

   To mitigate the possibility that a Portfolio will be adversely affected by employees' personal trading, the Trust, Managers Trust, N&B Management, and Neuberger& Berman have adopted policies that restrict securities trading in the personal accounts of portfolio managers and others who normally come into possession of information on portfolio transactions.


          Expenses

----------------------------------------------------------------------


   N&B Management provides investment management services to each Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. N&B Management provides administrative services to each Fund that include furnishing similar facilities and personnel for the Fund and performing accounting, recordkeeping, and other services for Institutions and their accounts. For such administrative services, each Fund pays N&B Management a fee at the annual rate of 0.40% of that Fund's average daily net assets. With a Fund's consent, N&B Management may subcontract to third parties, including Institutions, some of its responsibilities to that Fund under the administration services agreement and may compensate third parties that provide such services. For investment management services, each Portfolio (except Neuberger& Berman GENESIS Portfolio) pays N&B Management a fee at the annual rate of 0.55% of the first $250 million of that Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion. Neuberger&Berman GENESIS Portfolio pays N&B Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of that Portfolio's average daily net assets, 0.80% of the next $250 million, 0.75% of the next $250 million, 0.70% of the next $250 million, and 0.65% of average daily net assets in excess of $1 billion.


   During their 1995 fiscal years, each Fund accrued administration fees, and a pro rata portion of the corresponding Portfolio's management fees, as an annualized percentage of average daily net assets, as follows:



Neuberger&Berman FOCUS Trust                          0.93%
Neuberger&Berman GENESIS Trust                        1.25%
Neuberger&Berman GUARDIAN Trust                       0.86%
Neuberger&Berman MANHATTAN Trust                      0.94%
Neuberger&Berman PARTNERS Trust                       0.90%



   See "Expense Information -- Annual Fund Operating Expenses" for anticipated fees for the current fiscal year.

   Each Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. Each

Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio. These expenses include, but are not limited to, for the Funds and Portfolios, legal and accounting fees and compensation for trustees who are not affiliated with N&B Management; for the Funds, transfer agent fees, and the cost of printing and sending reports and proxy materials to shareholders; and for the Portfolios, custodial fees for securities.


   During their 1995 fiscal years, each Fund bore Total Operating Expenses as an annualized percentage of its average daily net assets (after taking into consideration N&B Management's expense reimbursement for each Fund and N&B Management's waiver of a portion of the management fee borne indirectly by Neuberger&Berman GENESIS Trust), as follows:



Neuberger&Berman FOCUS Trust                          0.96%
Neuberger&Berman GENESIS Trust                        1.42%
Neuberger&Berman GUARDIAN Trust                       0.90%
Neuberger&Berman MANHATTAN Trust                      1.06%
Neuberger&Berman PARTNERS Trust                       0.92%



   N&B Management has voluntarily undertaken until December 31, 1996, to reimburse each Fund for its Operating Expenses and its pro rata share of its corresponding Portfolio's Operating Expenses so that each Fund's expense ratio per annum will not exceed the expense ratio per annum of its Sister Fund by more than 0.10% of the Fund's average daily net assets. A Fund's per annum "expense ratio" means the sum of the Fund's Total Operating Expenses and its pro rata share of its corresponding Portfolio's Total Operating Expenses, divided by that Fund's average daily net assets for the year. The expense ratios of the Sister Funds of Neuberger&Berman FOCUS Trust, Neuberger&Berman GENESIS Trust, Neuberger&Berman GUARDIAN Trust, Neuberger&Berman MANHATTAN Trust and Neuberger&Berman PARTNERS Trust are anticipated to be, respectively, 0.92%, 1.33%, 0.84%, 1.02%, and 0.87% per annum of such Sister Fund's average net assets. Based on those expectations, the expense ratios for Neuberger&Berman FOCUS Trust, Neuberger&Berman GENESIS Trust, Neuberger&Berman GUARDIAN Trust, Neuberger&Berman MANHATTAN Trust and Neuberger&Berman PARTNERS Trust are not anticipated to exceed 1.02%, 1.43%, 0.94%, 1.12% and 0.97% per annum, respectively. The above ratios reflect N&B Management's voluntary agreement to waive a portion of the management fee borne directly by Neuberger&Berman GENESIS Portfolio and indirectly by Neuberger& Berman GENESIS Trust to reduce that fee by 0.10% per annum of the average daily net assets of Neuberger&Berman GENESIS Portfolio. The effect of reimbursement or a waiver by N&B Management is to reduce a Fund's expenses and thereby increase its total return.

          Transfer Agent

----------------------------------------------------------------------

   The Funds' transfer agent is State Street Bank and Trust Company ("State Street"). State Street administers purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. The main office of State Street is located at 225 Franklin Street, Boston, MA 02110. All correspondence should be addressed to the Neuberger&Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158.

DESCRIPTION OF INVESTMENTS

   In addition to common stocks and other securities referred to in "Investment Programs" herein, each Portfolio may make the following investments, among others, individually or in combination, although it may not necessarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the following investments and on other types of investments which the Portfolios may make, see the SAI.


    ILLIQUID SECURITIES. Each Portfolio may invest up to 10% of its net assets (5% in the case of Neuberger&Berman GENESIS Portfolio) in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, a Portfolio may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Portfolios' securities, under supervision of the trustees of Managers Trust. Securities that are freely tradeable in their country of origin or in their principal market are not considered illiquid securities even if they are not registered for sale in the U.S.


    RESTRICTED SECURITIES AND RULE 144A SECURITIES. Each Portfolio may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid. Rule 144A securities, although not registered, may be resold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted securities are liquid.


    FOREIGN SECURITIES. Each Portfolio may invest up to 10% of the value of its total assets in foreign securities. Foreign securities are those of issuers organized and doing business principally outside the U.S., including non-U.S. governments, their agencies, and instrumentalities. The 10% limitation does not apply to foreign securities that are denominated in U.S. dollars, including American Depositary Receipts ("ADRs"). Foreign securities (including those denominated in U.S. dollars and ADRs) are affected by political or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. In addition, foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. Investments in foreign securities that are not denominated in U.S. dollars (including those made through ADRs) may be subject to special risks, such as governmental regulation of foreign exchange transactions and changes in rates of exchange with the U.S. dollar, irrespective of the performance of the underlying investment.
    COVERED CALL OPTIONS. Each Portfolio may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against securities held in its portfolio having a market value not exceeding 10% of its net assets and may purchase call options in related closing transactions. The purchaser of a call option acquires the right to buy a portfolio security at a fixed price during a specified period. The maximum price the seller may realize on the security during the option period is the fixed price; the seller continues to bear the risk of a decline in the security's price, although this risk is reduced by the premium received for the option.

   The primary risks in using call options are (1) possible lack of a liquid secondary market for options and the resulting inability to close out options when desired; (2) the fact that the skills needed to use options are different from those needed to select a Portfolio's securities; (3) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, by offsetting favorable price movements in underlying investments; and (4) the possible inability of a Portfolio to sell a security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a security at a disadvantageous time, due to its need to maintain "cover" in connection with its use of these instruments. Options are considered "derivatives."


    SHORT SALES AGAINST-THE-BOX. Each Portfolio may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold. Short selling against-the-box may defer recognition of gains or losses to a later tax period.

    REPURCHASE AGREEMENTS/SECURITIES LOANS. In a repurchase agreement, a Portfolio buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Portfolio's investment policies and limitations. Each Portfolio also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of sellers and borrowers.
    OTHER INVESTMENTS. Although each Portfolio invests primarily in common stocks, when market conditions warrant it may invest in preferred stocks, securities convertible into or exchangeable for common stocks, U.S. Government and Agency Securities, investment grade debt securities, or money market instruments, or may retain assets in cash or cash equivalents.

   U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or instrumentalities; by other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, and Tennessee Valley Authority; and by various federally chartered or sponsored banks. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government mortgage-backed securities. The market prices of U.S. Government securities are not guaranteed by the Government and generally fluctuate with changing interest rates.


   "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities") under guidelines established by the trustees of Managers Trust. The value of fixed income securities in which a Portfolio may invest is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of a Portfolio's fixed income investments is likely to rise.


   Neuberger&Berman PARTNERS Portfolio may invest up to 15% of its net assets in debt securities rated below investment grade or Comparable Unrated Securities. Such securities, as well as those rated by Moody's in its fourth highest category (Baa) or Comparable Unrated Securities, may be considered predominantly speculative, although, as debt securities, they generally have priority over equity securities of the same issuer and are generally better secured. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Neuberger&Berman PARTNERS Portfolio will invest in such securities only when N&B Management concludes that the anticipated return to the Portfolio on such an investment warrants exposure to the additional level of risk. A further description of Moody's and S&P's ratings is included in the Appendix to the SAI.

USE OF JOINT PROSPECTUS AND STATEMENT
OF ADDITIONAL INFORMATION

   Each Fund and its corresponding Portfolio acknowledges that it is solely responsible for all information or lack of information about that Fund and Portfolio in this Prospectus or in the SAI, and no other Fund or Portfolio is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Fund's use of a single combined Prospectus and combined SAI.

OTHER INFORMATION

DIRECTORY
INVESTMENT MANAGER, ADMINISTRATOR,
AND DISTRIBUTOR

Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180


SUB-ADVISER
Neuberger&Berman, L.P.
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110


ADDRESS CORRESPONDENCE TO:
Neuberger&Berman Funds
Institutional Services
605 Third Avenue
2nd Floor
New York, NY 10158-0180
800-877-9700


LEGAL COUNSEL

Kirkpatrick & Lockhart LLP
1800 M Street, NW
Washington, DC 20036-5891

FUNDS ELIGIBLE FOR EXCHANGE
EQUITY TRUST

Neuberger&Berman Focus Trust
Neuberger&Berman Genesis Trust
Neuberger&Berman Guardian
  Trust
Neuberger&Berman Manhattan
  Trust
Neuberger&Berman Partners Trust
EQUITY ASSETS

Neuberger&Berman Socially
  Responsive Trust

INCOME TRUST
Neuberger&Berman Ultra Short
  Bond Trust
Neuberger&Berman Limited
  Maturity Bond Trust
Neuberger&Berman Government
  Income Trust

Neuberger&Berman, Neuberger&Berman Management Inc., and the above named Funds are service marks of Neuberger&Berman Management Inc.
-C- 1995 Neuberger&Berman Management Inc.

NEUBERGER&BERMAN MANAGEMENT INC.

       605 THIRD AVENUE  2ND FLOOR
       NEW YORK, NY 10158-0180
       SHAREHOLDER SERVICES
       800.877.9700

       THIS WRAPPER IS NOT PART OF THE PROSPECTUS.
       PRINTED ON RECYCLED PAPER
[LOGO] WITH SOY BASED INKS              NBEP0001295

     ________________________________________________________________________

                   NEUBERGER & BERMAN EQUITY TRUST AND PORTFOLIOS

                         STATEMENT OF ADDITIONAL INFORMATION

                               DATED DECEMBER 15, 1995

              Neuberger & Berman               Neuberger & Berman
              Manhattan Fund                   Genesis Fund
              (and Neuberger & Berman          (and Neuberger & Berman
              Manhattan Portfolio)             Genesis Portfolio)

              Neuberger & Berman               Neuberger & Berman
              Focus Fund                       Guardian Fund
              (and Neuberger & Berman          (and Neuberger & Berman
              Focus Portfolio)                 Guardian Portfolio)

                                     Neuberger & Berman
                                       Partners Trust
                         (and Neuberger & Berman Partners Portfolio)

                                    No-Load Mutual Funds
                    605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                                   Toll-Free 800-877-9700
     ________________________________________________________________________


                  Neuberger & Berman MANHATTAN Trust, Neuberger & Berman GENESIS Trust, Neuberger & Berman FOCUS Trust, Neuberger & Berman GUARDIAN Trust, and Neuberger & Berman PARTNERS Trust (each a "Fund") are no-load mutual funds that offer shares pursuant to a Prospectus dated December 15, 1995. The above-named Funds invest all of their net investable assets in Neuberger & Berman MANHATTAN Portfolio, Neuberger & Berman GENESIS Port-folio, Neuberger & Berman FOCUS Portfolio, Neuberger & Berman GUARDIAN Portfolio, and Neuberger & Berman PARTNERS Portfolio (each a "Portfolio"), respectively.


                  AN INVESTOR CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH A BROKER-DEALER, PENSION PLAN ADMINISTRATOR, OR OTHER INSTITUTION (EACH AN "INSTITUTION") THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER & BERMAN MANAGEMENT INCORPORATED ("N&B MANAGEMENT").


                  The Funds' Prospectus provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from Neuberger & Berman Management Incorporated, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700.

                  This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

                  No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                  TABLE OF CONTENTS

                                                                            Page

INVESTMENT INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . .     1
           Investment Policies and Limitations   . . . . . . . . . . . . .     1
           Mark  R. Goldstein,  Portfolio Manager  of Neuberger  & Berman
                  MANHATTAN Portfolio  . . . . . . . . . . . . . . . . . .     6
           Judith  M.  Vale,  Portfolio  Manager  of Neuberger  &  Berman
                  GENESIS Portfolio  . . . . . . . . . . . . . . . . . . .     6
           Kent C.  Simons and Lawrence  Marx III,  Portfolio Managers of
                  Neuberger  &  Berman  FOCUS   and  Neuberger  &   Berman
                  GUARDIAN Portfolios  . . . . . . . . . . . . . . . . . .     7
           Michael M. Kassen and  Robert I. Gendelman, Portfolio Managers
                  of Neuberger & Berman PARTNERS Portfolio . . . . . . . .     8
           Additional Investment Information   . . . . . . . . . . . . . .     9
           Neuberger &  Berman FOCUS Portfolio -  Description of Economic
                  Sectors. . . . . . . . . . . . . . . . . . . . . . . . .    20

PERFORMANCE INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . .    23
           Total Return Computations   . . . . . . . . . . . . . . . . . .    23
           Comparative Information   . . . . . . . . . . . . . . . . . . .    25
           Other Performance Information   . . . . . . . . . . . . . . . .    26

CERTAIN RISK CONSIDERATIONS  . . . . . . . . . . . . . . . . . . . . . . .    27

TRUSTEES AND OFFICERS  . . . . . . . . . . . . . . . . . . . . . . . . . .    27

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES  . . . . . . . . . . . .    34
           Investment Manager and Administrator  . . . . . . . . . . . . .    34
           Sub-Adviser   . . . . . . . . . . . . . . . . . . . . . . . . .    37
           Investment Companies Managed  . . . . . . . . . . . . . . . . .    38
           Management and Control of N&B Management  . . . . . . . . . . .    41

DISTRIBUTION ARRANGEMENTS  . . . . . . . . . . . . . . . . . . . . . . . .    42

ADDITIONAL EXCHANGE INFORMATION  . . . . . . . . . . . . . . . . . . . . .    43

ADDITIONAL REDEMPTION INFORMATION  . . . . . . . . . . . . . . . . . . . .    44

DIVIDENDS AND OTHER DISTRIBUTIONS  . . . . . . . . . . . . . . . . . . . .    45

ADDITIONAL TAX INFORMATION . . . . . . . . . . . . . . . . . . . . . . . .    46
           Taxation of the Funds   . . . . . . . . . . . . . . . . . . . .    46
           Taxation of the Portfolios  . . . . . . . . . . . . . . . . . .    47
           Taxation of the Funds' Shareholders   . . . . . . . . . . . . .    50

PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . .    50
           Portfolio Turnover  . . . . . . . . . . . . . . . . . . . . . .    57

REPORTS TO SHAREHOLDERS  . . . . . . . . . . . . . . . . . . . . . . . . .    57

                                                                            Page


ORGANIZATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    57

CUSTODIAN AND TRANSFER AGENT . . . . . . . . . . . . . . . . . . . . . . .    57

INDEPENDENT AUDITORS/ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . .    58

LEGAL COUNSEL  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    58

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES  . . . . . . . . . . .    58

REGISTRATION STATEMENT . . . . . . . . . . . . . . . . . . . . . . . . . .    62

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . .    63

Appendix A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    64
           RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER   . . . . . . .    64

Appendix B . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    67
           PERFORMANCE DATA  . . . . . . . . . . . . . . . . . . . . . . .    67

Appendix C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    68
           THE ART OF INVESTMENT:  A CONVERSATION WITH ROY NEUBERGER   . .    68

                                INVESTMENT INFORMATION

                  Each Fund is a separate series of Neuberger & Berman Equity Trust ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. Each Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Equity Managers Trust ("Managers Trust") that has an investment objective identical to, and a name similar to, that of the Fund. Each Portfolio, in turn, invests in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by N&B Management, are together referred to below as the "Trusts.") Prior to January 1, 1995, the names of Neuberger & Berman FOCUS Trust and Neuberger & Berman FOCUS Portfolio were Neuberger & Berman Selected Sectors Trust and Neuberger & Berman Selected Sectors Portfolio, respectively.


                  The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and Portfolio are not fundamental. Although any investment policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval, each Fund intends to notify its shareholders before changing its investment objective or implementing any material change in any non-fundamental policy or limitation. The fundamental investment policies and limitations of a Fund or a Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. This vote is required by the Investment Company Act of 1940 ("1940 Act") and is referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Portfolio, the Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

     INVESTMENT POLICIES AND LIMITATIONS

                  Each Fund has the following fundamental investment policy, to enable it to invest in its corresponding Portfolio:

           Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

                  All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies and limitations of the Portfolios, it applies equally to their corresponding Funds.


                  Except for the limitation on borrowing and the limitation on ownership of portfolio securities by officers and trustees, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Portfolio.

                  The   Portfolios'   fundamental   investment    policies   and
     limitations are as follows:

                  1. Borrowing. No Portfolio may borrow money, except that a Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Portfolio's total assets, that Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

                  2.    Commodities.     No  Portfolio   may  purchase  physical
     commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing futures contracts or options
     (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

                  3. Diversification. No Portfolio may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

                  4. Industry Concentration. No Portfolio may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

                  5. Lending. No Portfolio may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

                  6. Real Estate. No Portfolio may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

                  7.    Senior  Securities.    No  Portfolio  may  issue  senior
     securities, except as permitted under the 1940 Act.

                  8. Underwriting. No Portfolio may underwrite securities of other issuers, except to the extent that a Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

                  The   following   non-fundamental   investment   policies  and
     limitations apply to all Portfolios:

                  1.    Borrowing.   No  Portfolio  may purchase  securities  if
     outstanding  borrowings,  including  any  reverse  repurchase   agreements,
     exceed 5% of its total assets.

                  2.    Lending.   Except for  the purchase  of debt  securities
     and engaging in repurchase agreements, no Portfolio may make any loans other than securities loans.

                  3. Investments in Other Investment Companies. No Portfolio may purchase securities of other investment companies, except to the extent permitted by the 1940 Act and in the open market at no more than customary brokerage commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

                  4. Margin Transactions. No Portfolio may purchase securities on margin from brokers or other lenders, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

                  5. Short Sales. No Portfolio may sell securities short unless it owns, or has the right to obtain without payment of additional consideration, securities equivalent in kind and amount to the securities sold. Transactions in forward contracts, futures contracts and options shall not constitute selling securities short.

                  6.    Ownership  of   Portfolio  Securities  by  Officers  and
     Trustees. No Portfolio may purchase or retain the securities of any issuer if, to the knowledge of N&B Management, those officers and trustees of Managers Trust and officers and directors of N&B Management who each owns individually more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such securities.

                  7. Unseasoned Issuers. No Portfolio may purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

                  8. Puts, Calls, Straddles, or Spreads. No Portfolio may invest in puts, calls, straddles, spreads, or any combination thereof, except that each Portfolio may (i) write (sell) covered call options against portfolio securities having a market value not exceeding 10% of its net assets and (ii) purchase call options in related closing transac-tions. The Portfolios do not construe the foregoing limitation to pre-clude them from purchasing or writing options on futures contracts or from purchasing securities with rights to put the securities to the issuer or a guarantor.

                  9. Illiquid Securities. No Portfolio may purchase any security if, as a result, more than 10% (5% in the case of Neuberger & Berman GENESIS Portfolio) of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

                  10.   Foreign Securities.   No Portfolio may invest  more than
     10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

                  11. Oil and Gas Programs. No Portfolio may invest in participations or other direct interests in oil, gas, or other mineral leases or exploration or development programs, but each Portfolio may purchase securities of companies that own interests in any of the foregoing.

                  12. Real Estate. No Portfolio may purchase or sell real property (including interests in real estate limited partnerships, but excluding readily marketable interests in real estate investment trusts and readily marketable securities of companies that invest in real estate); provided that no Portfolio may purchase any security if, as a result, more than 10% of its total assets would be invested in securities of real estate investment trusts.

                  In addition to the foregoing non-fundamental investment policies and limitations, which apply to each Portfolio, the following non-fundamental investment policies and limitations apply to the indicated
     Portfolios:

                  13. Investments in Any One Issuer (Neuberger & Berman GENESIS, Neuberger & Berman FOCUS, and Neuberger & Berman GUARDIAN Portfolios). None of these Portfolios may purchase the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of that issuer.


                  14. Warrants (Neuberger & Berman GENESIS, Neuberger & Berman FOCUS, and Neuberger & Berman GUARDIAN Portfolios). None of these Portfolios may invest more than 5% of its net assets in warrants, including warrants that are not listed on the New York Stock Exchange ("NYSE") or American Stock Exchange ("AmEx"), or more than 2% of its net assets in such unlisted warrants. For purposes of this limitation, warrants are valued at the lower of cost or market value, and warrants acquired by a Portfolio in units or attached to securities may be deemed to be without value.


                  15. Pledging (Neuberger & Berman GENESIS and Neuberger & Berman GUARDIAN Portfolios). Neither of these Portfolios may pledge or hypothecate any of its assets, except that (i) for Neuberger & Berman GENESIS Portfolio, this limitation does not apply to the deposit of portfolio securities as collateral in connection with short sales against-the-box, and the Portfolio may pledge or hypothecate up to 15% of its total assets to collateralize a borrowing permitted under fundamental policy 1 above or a letter of credit issued for a purpose set forth in that policy and (ii) each Portfolio may pledge or hypothecate up to 5% of its total assets in connection with its entry into any agreement or arrangement pursuant to which a bank furnishes a letter of credit to collateralize a capital commitment made by the Portfolio to a mutual insurance company of which the Portfolio is a member.

                  16.   Sector   Concentration   (Neuberger   &   Berman   FOCUS
     Portfolio).   This Portfolio  may not  invest more  than 50%  of its  total assets in any one economic sector.

                  Each Portfolio, as an operating policy, does not intend to invest in futures contracts and options thereon during the coming year.

     MARK R. GOLDSTEIN, PORTFOLIO MANAGER OF NEUBERGER & BERMAN MANHATTAN PORTFOLIO

                  Neuberger & Berman  MANHATTAN Portfolio's objective is capital appreciation, without regard to income. "The Portfolio differs from the other Portfolios in its willingness to invest in stocks with price/earnings ratios or price-to-cash-flow ratios that are reasonable relative to a company's growth prospects and that of the general market," says Mark Goldstein, its portfolio manager. Mr. Goldstein has consistently followed this approach as a portfolio manager at N&B
     Management. He looks for stocks of financially sound companies with a special market capability, a competitive advantage or a product that makes them particularly attractive over the long term, but likes to purchase them at a reasonable price relative to their growth rates. Mr. Goldstein calls this approach "GARP" -- growth at a reasonable price. "An investor shouldn't try to beat the market by trading funds like stocks. The hardest thing to do -- but the best thing to do -- is to put in some money when the market is down and keep it there. That's how one really builds wealth over the long term -- a mutual fund is a great long-term investment."


                  "We view value both on a relative and an absolute basis, so we may buy stocks with somewhat above-market historical growth rates," Mr. Goldstein explains. "We also tend to stay more fully invested when we think the market is attractive for quality growth companies. But we will get out of stocks and into cash when we think there are no reasonable values available."


     JUDITH M. VALE, PORTFOLIO MANAGER OF NEUBERGER & BERMAN GENESIS PORTFOLIO

                  The predecessor of Neuberger & Berman GENESIS Fund (which, like Neuberger & Berman GENESIS Trust, invests all its net investable assets in Neuberger & Berman GENESIS Portfolio) was established in 1988. A long-term growth fund dedicated to small capitalization stocks (companies with total market value of outstanding capital stock of less than $750 million), Neuberger & Berman GENESIS Portfolio is devoted to the same value principles as the other equity funds managed by N&B Management. "Neuberger & Berman GENESIS Portfolio buys stocks that we believe are currently undervalued, unlike small capitalization stock funds offered by many other firms, which look for companies whose earnings reflect future developments," says its portfolio manager Judith Vale.


                  "Many people think that small capitalization stock funds are predominantly invested in high-risk, high-tech companies. Not Neuberger & Berman GENESIS Portfolio. We look for the same fundamentals in small capitalization stocks as our other funds look for in stocks of larger companies. We stick to the areas we understand. I'm looking for the most persistent earnings growth at the lowest multiple." Ms. Vale looks for well-established companies with entrepreneurial management and sound finances. She also looks for catalysts to exposing value, such as management changes and new product lines. Often, these are firms that have suffered temporary setbacks or undergone a restructuring.

                  Why a small capitalization stock fund? Research has demonstrated that, over the last 30 years, smaller capitalization stocks as a group have outperformed larger capitalization stocks two-thirds of the time.1/ Ms. Vale points out, "This Portfolio offers the ability to share in the growth potential of small capitalization stocks."

     KENT C. SIMONS AND LAWRENCE MARX III, PORTFOLIO MANAGERS OF NEUBERGER & BERMAN FOCUS AND NEUBERGER & BERMAN GUARDIAN PORTFOLIOS

                  These Portfolios are managed by two veterans of N&B Manage-ment who have consistently followed their value-oriented philosophy over many years: Kent Simons and Larry Marx.




                  Neuberger & Berman  FOCUS Portfolio's investment objective  is long-term capital appreciation. Like the other Portfolios that use a value-oriented investment approach, it seeks to buy undervalued securities that offer opportunities for growth, but then focuses its assets in those sectors where undervalued stocks are clustered. "We begin by looking for stocks that are selling for less than we think they're worth, a 'bottom-up approach'" says Mr. Simons. "More often than not, such stocks are in a few economic sectors that are out of favor and are undervalued as a group. I think 90% of cheap stocks deserve to be cheap. My job is to find the 10% that don't."


                  "We don't pick sectors for Neuberger & Berman FOCUS Portfolio based on our perception of how the economy is going to do. Nor do we engage in making economic or currency predictions. We look for stocks with either low relative or low absolute valuations," explains Mr. Marx. "Often, these stocks will be found in a particular sector, but we didn't start out being bullish on that sector. It's just where we happened to find the values. We find that if one company comes under a cloud, it tends to happen to its whole industry. If an investment manager rotated the sectors in a portfolio by buying sectors when they are undervalued and selling them when they become fully valued, the manager would be able to achieve above-average performance."


                  Neuberger & Berman GUARDIAN Portfolio subscribes to the same stock-picking philosophy followed since 1950, when Roy R. Neuberger founded the predecessor of Neuberger & Berman GUARDIAN Fund, which, like Neuberger & Berman GUARDIAN Trust, invests all its net investable assets in Neuberger & Berman GUARDIAN Portfolio.


                  It's no great trick for a mutual fund to make money when the market is rising. The tide that lifts stock values will carry most funds along. The true test of management is its ability to make money even when the market is flat or declining. By that measure, the Fund, Neuberger & Berman GUARDIAN Fund and its predecessor have served shareholders well and


     1/    Source:  Ibbotson and Sinquefield.

     have paid a dividend  every quarter and  a capital gain distribution  every
     year since  1950.   Of course, there  can be  no assurance that  this trend
     will continue.

                  Both Mr. Simons and Mr. Marx place a high premium on being knowledgeable about the companies whose stocks they buy for Neuberger & Berman GUARDIAN Portfolio. That knowledge is important, because sometimes it takes courage to buy stocks that the rest of the market has forsaken. Says Mr. Marx, "We're usually early in and early out. We'd rather buy an undervalued stock because we expect it to become fairly valued than buy one fairly valued and hope it becomes overvalued. We like a stock 'under a rock' or with a cloud over it; you are not going to get great companies at great valuations when the market perception is great."

                  "People who switch around a  lot are not going to benefit from
     our  approach.    They're  following   the  market  --  we're   looking  at
     fundamentals."

     MICHAEL M. KASSEN AND ROBERT I. GENDELMAN, PORTFOLIO MANAGERS OF NEUBERGER & BERMAN PARTNERS PORTFOLIO


                  "Neuberger & Berman PARTNERS Portfolio's objective is capital growth," say its portfolio managers Michael Kassen and Robert Gendelman. "We want to make money in good markets and not give up those gains during rough times."

                  "Our investors seek consistent performance and have a moderate risk tolerance. They do know, however, that stock investments can provide the long-term upside potential essential to meeting their long-term investment goals, particularly a comfortable retirement and planning for a college education."

                  "We look for stocks that are undervalued in the marketplace either in relation to strong current fundamentals, such as low price-to-earnings ratios, consistent cash flow, and support from asset values, or in relation to the growth of their future earnings, as projected by N&B Management. If the market goes down, those stocks we elect to hold, historically, go down less."


                  The co-portfolio managers monitor stocks of medium- to large-sized companies that often are not closely scrutinized by other investors. The managers research these companies in order to determine if they will produce a new product, become an acquisition target, or undergo a financial restructuring.


                  What else catches Mr. Kassen's and Mr. Gendelman's eyes? "We like managements that own their own stock. These companies usually seek to build shareholder wealth by buying back shares or making acquisitions that have a swift and positive impact on the bottom line."

                  To increase the upside potential, the managers zero in on companies that dominate their industries or their specialized niches. Their reasoning? "Market leaders tend to earn higher levels of profits."


                  Neuberger & Berman PARTNERS Portfolio invests in a wide array of stocks, and no single stock makes up more than a small fraction of the Portfolio's total assets. Of course, the Portfolio's holdings are subject to change.

     Additional Investment Information

                  Some or all of the Portfolios, as indicated below, may make the following investments, among others, although they may not buy all of the types of securities or use all of the investment techniques that are described.


                  Repurchase   Agreements   (All   Portfolios).       Repurchase
     agreements are agreements under which a Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. No Portfolio may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% (5% in the case of Neuberger & Berman GENESIS Portfolio) of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Portfolio may enter into a repurchase agreement only if
     (1) the underlying securities are of the type that the Portfolio's investment policies and limitations would allow it to purchase directly,
     (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the value of the repurchase agreement, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.


                  Securities Loans (All Portfolios). In order to realize income, each Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.


                  Restricted   Securities   and   Rule   144A   Securities  (All
     Portfolios). Each Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed further to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A, and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio's illiquidity. N&B Management, acting under guide-lines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that can be freely sold in the markets in which they are principally traded are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

                  Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Portfolio's 10% (5% in the case of Neuberger & Berman GENESIS Port-folio) limit on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Portfolio Trustees.

                  Reverse Repurchase Agreements (All Portfolios). In a reverse repurchase agreement, a Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of the Portfolios' investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Portfolio will maintain with its custodian in a segregated account cash, U.S. Government or Agency Securities, or other liquid, high-grade debt securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement. There is a risk that the contra-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.


                  Foreign  Securities  (All  Portfolios).   Each  Portfolio  may
     invest in U.S. dollar-denominated securities issued by foreign issuers (including banks, governments, and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable certificates of depo-sit ("CDs"), bankers' acceptances and commercial paper. These investments are subject to each Portfolio's quality standards. While investments in foreign securities are intended to reduce risk by providing further diver-sification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the United States.


                  Each Portfolio also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments or their subdivisions, agencies, and instrumentali-ties, international agencies, and supranational entities. Investing in foreign currency denominated securities includes the special risks asso-ciated with investing in non-U.S. issuers described in the preceding paragraph and the additional risks of (1) adverse changes in foreign exchange rates, (2) nationalization, expropriation, or confiscatory taxa-tion, (3) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States), and (4) expropriation or nationalization of foreign portfolio companies. Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolios endeavor to achieve the most favorable net results on portfolio transactions. Each Portfolio may invest only in securities of issuers in countries whose governments are considered stable by N&B Management.


                  Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements, and transaction costs of foreign currency conversions.


                  Prices of foreign securities and exchange rates for foreign currencies may be affected by the interest rates prevailing in other countries. Interest rates in other countries are often affected by local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.


                  Foreign markets  also have different clearance  and settlement procedures, and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Portfolio are uninvested and no return is earned thereon. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Portfolio due to subsequent declines in value of the portfolio securities, or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.


                  In order to limit the risk inherent in investing in foreign currency denominated securities, a Portfolio may not purchase any such security if, after such purchase, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securi-ties. Within that limitation, however, no Portfolio is restricted in the amount it may invest in securities denominated in any one foreign currency.


                  Covered  Call Options  (All Portfolios).   Each  Portfolio may
     write or purchase covered call options on securities it owns valued at up to 10% of its net assets. Generally, the purpose of writing and purchasing these options is to reduce the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's net asset values ("NAVs"). Portfolio securities on which call options may be written and purchased by a Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objec tive.

                  When  a Portfolio  writes a  call option,  it is  obligated to sell a security to a purchaser at a specified price at any time the purchaser requests until a certain date, and receives a premium for writing the call option. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying an option at less than the market price, thereby giving up any additional gain on the security.


                  Each Portfolio writes only "covered" call options on securities it owns. The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolios will not do), but is capable of enhancing the Portfolios' total return. When writing a covered call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.


                  If a call option that a Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.


                  When a Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. A Portfolio would purchase a call option to offset a previously written call option.


                  The obligation under any option terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised, the Portfolio will lose the entire amount of the premium paid.



                  Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and its counter-party with no clearing organization guarantee. Thus, when the Portfolio writes an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Portfolio originally sold the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless a
     Portfolio is  able to  effect a closing  purchase transaction in  a covered
     OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, a Portfolio may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which a Portfolio may engage in OTC options transactions, and limits the Portfolios' counter-parties in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial statements.


                  The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


                  The premium  received  (or  paid) by  the  Portfolio  when  it writes (or purchases) an option is the amount at which the option is currently traded on the applicable exchange, less (or plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the general interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the sales price on the option's last reported trade on that day before the time the Portfolio's NAV is computed or, in the absence of any trades thereof on that day, the mean between the closing bid and ask prices.


                  Closing transactions are effected in order to realize a profit on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. If any Portfolio desires to sell a security on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Portfolio will be able to effect closing transactions at favorable prices. If a Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security.

                  A  Portfolio  will realize  a  profit or  loss from  a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call option. However, because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.


                  A  Portfolio  pays brokerage  commissions  in  connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities.


                  Options normally have expiration dates between three and nine months from the date written. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written.


                  Forward Foreign Currency Contracts (All Portfolios). Each Portfolio may enter into contracts for the purchase or sale of a specific currency at a future date at a fixed price ("forward contracts") in amounts not exceeding 5% of its net assets. The Portfolios enter into forward contracts in an attempt to hedge against expected changes in prevailing currency exchange rates. The Portfolios do not engage in transactions in forward contracts for speculation; they view investments in forward contracts as a means of establishing more definitely the effec-tive return on securities denominated in foreign currencies that are held or intended to be acquired by them. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of pro-tecting the U.S. dollar value of securities held or to be acquired by a Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.


                  N&B Management believes that the use of foreign currency hedging techniques, including "cross-hedges," can help protect against declines in the U.S. dollar value of income available for distribution and declines in a Portfolio's NAV resulting from adverse changes in currency exchange rates. For example, the return available from securities denomi-nated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a cross-hedge involving a forward contract to sell a different foreign currency, where the contract is available on terms more advantageous to a Portfolio than a contract to sell the currency in which the securities being hedged are denominated. N&B Management believes that hedges and cross-hedges can, therefore, provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. However, a hedge or cross-hedge cannot protect against exchange rate risks perfectly, and, if N&B Management is incorrect in its judgment of future exchange rate relationships, a Portfolio could be in a less advantageous position than if such a hedge had not been established. In addition, because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid.


                  Options  on   Foreign  Currencies  (All   Portfolios).    Each
     Portfolio may write and purchase covered call and put options on foreign currencies, in amounts not exceeding 5% of its net assets. A Portfolio would engage in such transactions to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired, or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. As with other types of options, however, writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received, and a Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The risks of currency options are similar to the risks of other options, discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options. To the extent a
     Portfolio writes options on foreign currencies that are traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC") other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.

            GENERAL CONSIDERATIONS INVOLVING OPTIONS AND FORWARD CONTRACTS
                        (COLLECTIVELY, "HEDGING INSTRUMENTS")

                  Risks  Involved in  Using  Hedging Instruments.    The primary
     risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities held or to be acquired by a Portfolio and changes in market value of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instru-ments are different from those needed to select a Portfolio's securities;
     (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of Hedging
     Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble that of a Portfolio's underlying securities. N&B Management intends to reduce the risk that a Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if N&B Management believes there will be an active and liquid secondary market. Hedging Instruments used by the Portfolios are generally considered "derivatives." There can be no assurance that a Portfolio's use of Hedging Instruments will be successful.


                  The Portfolios' use of Hedging Instruments may be limited by the requirements of the Internal Revenue Code of 1986, as amended ("Code"), that apply to each Fund for qualification as a regulated investment company ("RIC"). See "Additional Tax Information."


                  Cover for Hedging Instruments. Each Portfolio will comply with SEC guidelines regarding cover for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian cash, U.S. Government or Agency Securities, or other liquid, high-grade debt securities in the prescribed amount. Securities held in a segregated account cannot be sold while the option or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. A Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid option or forward position; this inability may result in a loss to the Portfolio.


                  Fixed Income Securities (All  Portfolios).  While the emphasis of the Portfolios' investment programs is on common stocks and other equity securities (including preferred stocks and securities convertible into or exchangeable for common stocks), the Portfolios may also invest in money market instruments, U.S. Government or Agency Securities, and other fixed income securities. Each Portfolio may invest in corporate bonds and debentures receiving one of the four highest ratings from Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"), or, if not rated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities"). In addition, Neuberger & Berman PARTNERS Portfolio may invest up to 15% of its net assets in corporate debt securities rated below investment grade or Comparable Unrated Securities. The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. The Portfolios rely primarily on ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

                  Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. N&B Management will invest in such securities only when it concludes that the anticipated return to Neuberger & Berman PARTNERS Portfolio and its corresponding Fund on such an investment warrants exposure to the additional level of risk.


                  Subsequent to its purchase by a Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would not be eligible for purchase by that Portfolio. In such a case, N&B Management will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Portfolio's holdings of such securities will not exceed 5% of its net assets.


                  Commercial Paper (All Portfolios). Commercial paper is a short-term debt security issued by a corporation or bank for purposes such as financing current operations. The Portfolios may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by N&B Management to be of equivalent quality.



                  Each Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.


                  Zero Coupon Securities (Neuberger & Berman PARTNERS Portfolio). This Portfolio may invest up to 5% of its net assets in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.


                  The discount on zero coupon securities ("original issue dis-count") is taken into account by the Portfolio prior to the receipt of any actual payments. Because Neuberger & Berman PARTNERS Trust must distribute substantially all of its income (including its pro rata share of the Portfolio's original issue discount) to its shareholders each year for income and excise tax purposes (see "Additional Tax Information --
      Taxation of the Funds"), the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy the corresponding Fund's distribution requirements.


                  The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodi-cally. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.


                  Convertible Securities (All  Portfolios).  The Portfolios  may
     invest in convertible securities. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.


                  Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and the corresponding Fund's ability to achieve their investment objectives.


                  Preferred Stock (All Portfolios). The Portfolios may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, although preferred shareholders may have certain rights if dividends are not paid. Shareholders may suffer a loss of value if dividends are not paid and generally have no legal recourse against the issuer. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

     NEUBERGER & BERMAN FOCUS PORTFOLIO - DESCRIPTION OF ECONOMIC SECTORS.

                  Neuberger & Berman FOCUS Portfolio seeks to achieve its investment objective by investing principally in common stocks in the following thirteen multi-industry economic sectors, normally concentrating at least 90% of its investments in not more than six such sectors:


           (1) AUTOS AND HOUSING SECTOR: Companies engaged in design, production, or sale of automobiles, automobile parts, mobile homes, or related products ("automobile industries") or design, construction, renovation, or refurbishing of residential dwellings. The value of securities of companies in the automobile industries is affected by, among other things, foreign competition, the level of consumer confidence and consumer debt, and installment loan rates. The housing construction industry may be affected by the level of consumer confidence and consumer debt, mortgage rates, tax laws, and the inflation outlook.

           (2) CONSUMER GOODS AND SERVICES SECTOR: Companies engaged in providing consumer goods or services, including design, processing, production, sale, or storage of packaged, canned, bottled, or frozen foods and beverages and design, production, or sale of home furnishings, appliances, clothing, accessories, cosmetics, or perfumes. Certain of these companies are subject to government regulation affecting the use of various food additives and production methods, which could affect profitability. Also, the success of food- and fashion-related products may be strongly affected by fads, marketing campaigns, health concerns, and other factors affecting supply and demand.

           (3) DEFENSE AND AEROSPACE SECTOR: Companies engaged in research, manufacture, or sale of products or services related to the defense or aerospace industries, including air transport; data processing or computer-related services; communications systems; military weapons or transportation; general aviation equipment, missiles, space launch vehicles, or spacecraft; machinery for guidance, propulsion, or control of flight vehicles; and airborne or ground-based equipment essential to the test, operation, or maintenance of flight vehicles. Because these companies rely largely on U.S. (and foreign) governmental demand for their products and services, their financial conditions are heavily influenced by defense spending policies.

           (4) ENERGY SECTOR: Companies involved in the production, transmission, or marketing of energy from oil, gas, or coal, as well as nuclear, geothermal, oil shale, or solar sources of energy (but excluding public utility companies). Also included are companies that provide component products or services for those activities. The value of these companies' securities varies based on the price and supply of energy fuels and may be affected by international politics, energy conservation, the success of exploration projects, environmental considerations, and the tax and other regulatory policies of various governments.

           (5) FINANCIAL SERVICES SECTOR: Companies providing financial services to consumers or industry, including commercial banks and savings and loan associations, consumer and industrial finance companies, securities brokerage companies, leasing companies, and insurance companies. These companies are subject to extensive governmental regulations. Their profitability may fluctuate significantly as a result of volatile interest rates, concerns about particular banks and savings institutions, and general economic conditions.

           (6) HEALTH CARE SECTOR: Companies engaged in design, manu-facture, or sale of products or services used in connection with the provision of health care, including pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, or optical products, hardware, or services; companies involved in biotechnology, medical diagnostic, or biochemical research and development; and companies that operate health care facilities. Many of these companies are subject to government regulation and potential health care reforms, which could affect the price and availability of their products and services. Also, products and services of these companies could quickly become obsolete.

           (7) HEAVY INDUSTRY SECTOR: Companies engaged in research, development, manufacture, or marketing of products, processes, or services related to the agriculture, chemicals, containers, forest products, non-ferrous metals, steel, or pollution control industries, including synthetic and natural materials (for example, chemicals, plastics, fertilizers, gases, fibers, flavorings, or fragrances), paper, wood products, steel, and cement. Certain of these companies are subject to state and federal regulation, which could require alteration or cessation of production of a product, payment of fines, or cleaning of a disposal site. Furthermore, because some of the materials and processes used by these companies involve hazardous components, there are additional risks associated with their production, handling, and disposal. The risk of product obsolescence also is present.

           (8) MACHINERY AND EQUIPMENT SECTOR: Companies engaged in the research, development, or manufacture of products, processes, or services relating to electrical equipment, machinery, pollution control, or construction services, including transformers, motors, turbines, hand tools, earth-moving equipment, and waste disposal services. The profitability of most of these companies may fluctuate significantly in response to capital spending and general economic conditions. As is the case for the heavy industry sector, there are risks associated with the production, handling, and disposal of materials and processes that involve hazardous components and the risk of product obsolescence.

           (9) MEDIA AND ENTERTAINMENT SECTOR: Companies engaged in design, production, or distribution of goods or services for the media industries (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures, and photography) and the entertainment industries (including sports arenas, amusement and theme parks, gaming casinos, sporting goods, camping and recreational equipment, toys and games, travel-related services, hotels and motels, and fast food and other restaurants). Many products produced by companies in this sector -- for example, video and electronic games -- may become obsolete quickly. Additionally, companies engaged in television and radio broadcast are subject to government regulation.

           (10) RETAILING SECTOR: Companies engaged in retail distribution of home furnishings, food products, clothing, pharmaceuticals, leisure products, or other consumer goods, including department stores, supermarkets, and retail chains specializing in particular items such as shoes, toys, or pharmaceuticals. The value of these companies' securities fluctuates based on consumer spending patterns, which depend on inflation and interest rates, the level of consumer debt, and seasonal shopping habits. The success or failure of a company in this highly competitive sector depends on its ability to predict rapidly changing consumer tastes.

           (11) TECHNOLOGY SECTOR: Companies that are expected to have or develop products, processes, or services that will provide, or will benefit significantly from, technological advances and improvements or future automation trends, including semiconductors, computers and peripheral equipment, scientific instruments, computer software, telecommunications equipment, and electronic components, instruments, and systems. These companies are sensitive to foreign competition and import tariffs. Also, many of their products may become obsolete quickly.

           (12) TRANSPORTATION SECTOR: Companies involved in providing transportation of people and products, including airlines, railroads, and trucking firms. Revenues of these companies are affected by fluctuations in fuel prices and government regulation of fares.

           (13) UTILITIES SECTOR: Companies in the public utilities industry and companies that derive a substantial majority of their revenues through supplying public utilities (including companies engaged in the manufacture, production, generation, transmission, or sale of gas and electric energy) and that provide telephone, telegraph, satellite, microwave, and other communication facilities to the public. The gas and electric public utilities industries are subject to various uncertainties, including the outcome of political issues concerning the environment, prices of fuel for electric generation, availability of natural gas, and risks associated with the construction and operation of nuclear power facilities.


                               PERFORMANCE INFORMATION

                  Each Fund's performance figures are based on historical earnings and are not intended to indicate future performance. The share price and total return of each Fund will vary, and an investment in a Fund, when redeemed, may be worth more or less than an investor's original cost.

     Total Return Computations

                  Each Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:
                                         (n)
                                   P(1+T)    = ERV

                  Average   annual  total   return   smooths   out  year-to-year
     variations and, in that respect, differs from actual year-to-year results.



                  Although none of the Funds commenced operations until August 3, 1993, each Fund's investment objective, limitations, and policies are the same as another mutual fund administered by N&B Management, which has a name similar to the Fund's and invests in the same Portfolio ("Sister Fund"). Each Sister Fund had a predecessor. The following total return data is for each Fund since its inception and, for periods prior to each Fund's inception, its Sister Fund and that Sister Fund's predecessor. The total returns for periods prior to the Funds' inception would have been lower had they reflected the higher fees of the Funds, as compared to those of the Sister Funds and their predecessors. Appendix B to this SAI includes additional performance data.


                  The  average  annual  total  returns  for Neuberger  &  Berman
     MANHATTAN Trust, its Sister Fund, and that Sister Fund's predecessor for the one-, five-, and ten-year periods ended August 31, 1995, were 25.90%, 17.11%, and 15.02% respectively. If an investor had invested $10,000 in that predecessor's shares on March 1, 1979 and had reinvested all distributions and income dividends, the NAV of that investor's holdings would have been $149,149 on August 31, 1995.


                  The average annual total returns for Neuberger & Berman GENESIS Trust, its Sister Fund, and that Sister Fund's predecessor for the one- and five-year periods ended August 31, 1995, and for the period from

     September 27, 1988 (commencement of operations), through August 31, 1995, were 19.51%, 17.35%, and 12.61%, respectively. If an investor had invested $10,000 in that predecessor's shares on September 27, 1988 and had reinvested all distributions and income dividends, the NAV of that investor's holdings would have been $22,780 on August 31, 1995.


                  The average annual total returns for Neuberger & Berman FOCUS Trust, its Sister Fund, and that Sister Fund's predecessor for the one-, five-, and ten-year periods ended August 31, 1995, were 27.44%, 19.19%, and 15.09%, respectively. If an investor had invested $10,000 in that predecessor's shares on October 19, 1955 and had reinvested all distributions and income dividends, the NAV of that investor's holdings would have been $932,053 on August 31, 1995.


                  The average annual total returns for Neuberger & Berman GUARDIAN Trust, its Sister Fund, and that Sister Fund's predecessor for the one-, five-, and ten-year periods ended August 31, 1995, were 24.01%, 20.14%, and 15.66%, respectively. If an investor had invested $10,000 in that predecessor's shares on June 1, 1950 and had reinvested all distributions and income dividends, the NAV of that investor's holdings would have been $2,629,312 on August 31, 1995.


                  The average annual total returns for Neuberger & Berman PARTNERS Trust, its Sister Fund, and that Sister Fund's predecessor for the one-, five-, and ten-year periods ended August 31, 1995, were 21.52%, 16.06%, and 14.44%, respectively. If an investor had invested $10,000 in that predecessor's shares on January 20, 1975 and had reinvested all distributions and income dividends, the NAV of that investor's holdings would have been $287,463 on August 31, 1995.

     Comparative Information

                  Prior  to  January 5, 1989,  the  investment policies  of  the predecessor of Neuberger & Berman FOCUS Trust's Sister Fund required that at least 80% of its investments normally be in energy-related investments; prior to November 1, 1991, those investment policies required that at least 25% of its investments normally be in the energy sector. Neuberger & Berman FOCUS Trust may be required, under applicable law, to include information reflecting the Sister Fund's predecessor's performance and expenses before November 1, 1991, in its advertisements, sales literature, financial statements, and other documents filed with the SEC and/or provided to current and prospective shareholders. Investors should be aware that such information may not accurately reflect the level of performance and expenses that would have been experienced had the Sister Fund's predecessor been operating under the Fund's current investment policies.

                  From time to time each Fund's performance may be compared with:


                  (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including
           newspapers,  newsletters,  and  financial   periodicals)  that
           monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, New York Times, Kiplingers Personal Finance, and Barron's Newspaper, or


                  (2) recognized stock and other indices, such as the S&P 500 Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750, Nasdaq Composite Index, Value Line Index, U.S. Department of Labor Consumer Price
           Index ("Consumer Price Index"), College Board Survey of Colleges Annual Increases of College Costs, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $27 million to $880 million, with
           an average of $302 million.   The S&P 400 Index measures  mid-
           sized companies with an  average market capitalization of $1.2
           billion.   Each assumes  reinvestment of distributions  and is
           calculated without regard to tax consequences  or the costs of
           investing.   Each Portfolio may invest  in different types  of
           securities from those included in some of the above indices.


                  Evaluations of the Funds' performance, their total returns, and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Funds may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

     Other Performance Information

                  From time  to time, information about  a Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements for the corresponding Fund. This information, for example, may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents.


                  N&B Management believes that  many of its  common stock  funds may be attractive investment vehicles for conservative investors who are interested in long-term appreciation from stock investments, but who have a moderate tolerance for risk. Such investors may include, for example, individuals (1) planning for or facing retirement, (2) receiving or expecting to receive lump-sum distributions from individual retirement accounts ("IRAs"), self-employed individual retirement plans ("Keogh plans"), or other retirement plans, (3) anticipating rollovers of CDs or IRAs, Keogh plans, or other retirement plans, and (4) receiving a significant amount of money as a result of inheritance, sale of a business, or termination of employment.

                  Investors who may find Neuberger & Berman PARTNERS Trust, Neuberger & Berman GUARDIAN Trust or Neuberger & Berman FOCUS Trust to be an attractive investment vehicle also include parents saving to meet college costs for their children. For instance, the cost of a college education is rapidly approaching the cost of the average family home.
     Four years' tuition, room and board at a top private institution can already cost over $80,000. If college expenses continue to increase at current rates, by the time today's pre-schooler enters the ivy-covered halls in 2009, four years at a private college may easily cost $200,000!2/

                  Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)


                  From time to time the investment philosophy of N&B Man-agement's founder, Roy R. Neuberger, may be included in the Funds' Advertisements. This philosophy is described in further detail in "The Art of Investing: A Conversation with Roy Neuberger," attached as Appendix C to this SAI.





     2/    Source: College Board, 1994, 1995 Annual Survey of Colleges,
     Princeton, NJ, assuming an average 6% increase in annual expenses.

                             CERTAIN RISK CONSIDERATIONS

                  Although each Portfolio seeks to reduce risk by investing in a diversified portfolio, diversification does not eliminate all risk. There can, of course, be no assurance that any Portfolio will achieve its investment objective, and an investment in a Fund involves certain risks that are described in the sections entitled "Investment Programs" and "Description of Investments" in the Prospectus and "Investment Information -- Additional Investment Information" in this SAI.


                                TRUSTEES AND OFFICERS

                  The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds, and (where applicable) their corresponding portfolios, administered or managed by N&B Management and Neuberger & Berman, L.P. ("Neuberger & Berman").


                                        Positions Held
       Name, Age, and Address(1)        With the Trusts            Principal Occupation(s)(2)
       -------------------------        ---------------            --------------------------


       Faith Colish (60)                Trustee of each Trust      Attorney at Law,  Faith Colish,  A
       63 Wall Street                                              Professional Corporation.
       24th Floor
       New York, NY  10005

       Donald M. Cox (73)               Trustee of each Trust      Retired.    Formerly  Senior  Vice
       435 East 52nd Street                                        President  and  Director of  Exxon
       New York, NY  10022                                         Corporation; Director of  Emigrant
                                                                   Savings Bank.

       Stanley Egener* (61)             Chairman  of  the  Board,  Partner  of  Neuberger  &  Berman;
                                        Chief Executive  Officer,  President  and   Director  of  N&B
                                        and   Trustee   of   each  Management;   Chairman    of   the
                                        Trust                      Board,  Chief  Executive  Officer,
                                                                   and Trustee of eight  other mutual
                                                                   funds  for  which  N&B  Management
                                                                   acts  as   investment  manager  or
                                                                   administrator.





                                        - 27 -






                                        Positions Held
       Name, Age, and Address(1)        With the Trusts            Principal Occupation(s)(2)
       -------------------------        ---------------            --------------------------

       Alan R. Gruber (68)              Trustee of each Trust      Chairman   and   Chief   Executive
       Orion Capital Corporation                                   Officer    of     Orion    Capital
       600 Fifth Avenue                                            Corporation      (property     and
       24th Floor                                                  casualty  insurance);  Director of
       New York, NY 10020                                          Trenwick  Group,   Inc.  (property
                                                                   and casualty  reinsurance); Chair-
                                                                   man of the  Board and Director  of
                                                                   Guaranty    National   Corporation
                                                                   (property       and       casualty
                                                                   insurance);  formerly  Director of
                                                                   Ketema,      Inc.     (diversified
                                                                   manufac-turer).

       Howard A. Mileaf (57)            Trustee of each Trust      Vice    President   and    Special
       Wheeling Pittsburgh                                         Counsel  to   Wheeling  Pittsburgh
       Corporation                                                 Corporation    (holding   company)
       110 East 59th Street                                        since  1992; formerly  Vice Presi-
       New York, NY  10022                                         dent and General Counsel  of Keene
                                                                   Corporation    (manufacturer    of
                                                                   industrial products);  Director of
                                                                   Kevlin  Corporation  (manufacturer
                                                                   of microwave and other products).

       Edward I. O'Brien* (67)          Trustee of each Trust      Until   1993,  President   of  the
       12 Woods Lane                                               Securities   Industry  Association
       Scarsdale, NY 10583                                         ("SIA")   (securities   industry's
                                                                   representative    in    government
                                                                   relations  and  regulatory matters
                                                                   at the federal and  state levels);
                                                                   until  November 1993,  employee of
                                                                   the SIA; Director  of Legg  Mason,
                                                                   Inc.

       John T. Patterson, Jr. (67)      Trustee of each Trust      President  of  SOBRO (South  Bronx
       90 Riverside Drive                                          Overall    Economic    Development
       Apartment 1B                                                Corporation).
       New York, NY  10024

       John P. Rosenthal (63)           Trustee of each Trust      Senior  Vice President  of Burnham
       Burnham Securities Inc.                                     Securities   Inc.   (a  registered
       Burnham Asset Management Corp.                              broker-dealer)  since  1991;  for-
       1325 Avenue of the Americas                                 merly   Partner   of   Silberberg,
       17th Floor                                                  Rosenthal   &   Co.   (member   of
       New York, NY  10019                                         National       Association      of
                                                                   Securities     Dealers,     Inc.);
                                                                   Director,     Cancer     Treatment
                                                                   Holdings, Inc.


                                        - 28 -






                                        Positions Held
       Name, Age, and Address(1)        With the Trusts            Principal Occupation(s)(2)
       -------------------------        ---------------            --------------------------

       Cornelius T. Ryan (64)           Trustee of each Trust      General    Partner    of    Oxford
       Oxford Bioscience Partners                                  Partners  and   Oxford  Bioscience
       315 Post Road West                                          Partners      (venture     capital
       Westport, CT  06880                                         partnerships)  and  President   of
                                                                   Oxford     Venture    Corporation;
                                                                   Director    of     Capital    Cash
                                                                   Management  Trust  (money   market
                                                                   fund) and Prime Cash Fund.

       Gustave H. Shubert (66)          Trustee of each Trust      Senior   Fellow/Corporate  Advisor
       13838 Sunset Boulevard                                      and Advisory  Trustee of  Rand  (a
       Pacific Palisades, CA   90272                               non-profit     public     interest
                                                                   research institution) since  1989;
                                                                   Honorary Member  of the  Board  of
                                                                   Overseers  of  the  Institute  for
                                                                   Civil    Justice,    the    Policy
                                                                   Advisory    Committee    of    the
                                                                   Clinical  Scholars Program  at the
                                                                   University   of   California,  the
                                                                   American   Association   for   the
                                                                   Advancement   of    Science,   the
                                                                   Counsel on  Foreign Relations, and
                                                                   the   Institute    for   Strategic
                                                                   Studies  (London); advisor  to the
                                                                   Program       Evaluation       and
                                                                   Methodology  Division of  the U.S.
                                                                   General     Accounting     Office;
                                                                   formerly  Senior  Vice   President
                                                                   and Trustee of Rand.

       Lawrence Zicklin* (59)           President and Trustee  of  Partner  of  Neuberger  &  Berman;
                                        each Trust                 Director   of    N&B   Management;
                                                                   President  and/or Trustee  of five
                                                                   other mutual funds  for which  N&B
                                                                   Management   acts  as   investment
                                                                   manager or administrator.

       Daniel J. Sullivan (55)          Vice  President  of  each  Senior   Vice  President   of  N&B
                                        Trust                      Management   since   1992;   prior
                                                                   thereto,  Vice  President  of  N&B
                                                                   Management;   Vice  President   of
                                                                   eight   other  mutual   funds  for
                                                                   which   N&B  Management   acts  as
                                                                   investment        manager       or
                                                                   administrator.




                                        - 29 -






                                        Positions Held
       Name, Age, and Address(1)        With the Trusts            Principal Occupation(s)(2)
       -------------------------        ---------------            --------------------------

       Michael J. Weiner (48)           Vice    President     and  Senior    Vice    President    and
                                        Principal       Financial  Treasurer of  N&B Management since
                                        Officer of each Trust      1992;    prior    thereto,    Vice
                                                                   President  and  Treasurer  of  N&B
                                                                   Management   and    Treasurer   of
                                                                   certain  mutual  funds  for  which
                                                                   N&B     Management     acted    as
                                                                   investment      adviser;      Vice
                                                                   President and  Principal Financial
                                                                   Officer  of   eight  other  mutual
                                                                   funds  for  which  N&B  Management
                                                                   acts  as   investment  manager  or
                                                                   administrator.

       Claudia A. Brandon (38)          Secretary of each Trust    Vice President  of N&B Management;
                                                                   Secretary  of  eight other  mutual
                                                                   funds  for  which  N&B  Management
                                                                   acts  as   investment  manager  or
                                                                   administrator.

       Richard Russell (48)             Treasurer  and  Principal  Vice  President of  N&B Management
                                        Accounting   Officer   of  since    1993;    prior   thereto,
                                        each Trust                 Assistant  Vice  President of  N&B
                                                                   Management;  Treasurer  and  Prin-
                                                                   cipal Accounting  Officer of eight
                                                                   other mutual funds  for which  N&B
                                                                   Management   acts  as   investment
                                                                   manager or administrator.

       Stacy Cooper-Shugrue (32)        Assistant  Secretary   of  Assistant  Vice  President of  N&B
                                        each Trust                 Management  since  1993;  employee
                                                                   of  N&B   Management  since  1989;
                                                                   Assistant   Secretary   of   eight
                                                                   other mutual funds  for which  N&B
                                                                   Management   acts  as   investment
                                                                   manager or administrator.

       C. Carl Randolph (57)            Assistant  Secretary   of  Partner  of   Neuberger  &  Berman
                                        each Trust                 since   1992;   employee   thereof
                                                                   since  1971;  Assistant  Secretary
                                                                   of eight  other mutual  funds  for
                                                                   which   N&B  Management   acts  as
                                                                   investment        manager       or
                                                                   administrator.


     ______________________________


                                        - 30 -






     (1)   Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

     (2)  Except as otherwise indicated, each individual has held the positions shown for at least the last five years.


     * Indicates an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Zicklin are interested persons by virtue of the fact that they are officers and/or directors of N&B Management and partners of Neuberger & Berman. Mr. O'Brien is an interested person by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolios and other funds for which N&B Management serves as investment manager.


                  The Trust's Trust Instrument and Managers Trust's Declaration of Trust each provides that it will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.


           For the fiscal year ended August 31, 1995, each Fund and Portfolio paid the following fees and expenses to Fund and Portfolio Trustees who were not affiliated with N&B Management or Neuberger & Berman: Neuberger & Berman MANHATTAN Trust and Portfolio - $901; Neuberger & Berman GENESIS Trust and Portfolio - $2,724; Neuberger & Berman FOCUS Trust and Portfolio
     - $224; Neuberger & Berman GUARDIAN Trust and Portfolio - $15,468; and Neuberger & Berman PARTNERS Trust and Portfolio - $2,015.


                  The following table sets forth information concerning the compensation of the trustees and officers of the Trust. None of the
     Neuberger & Berman Funds(SERVICEMARK) has any retirement plan for its trustees or officers.


                                      TABLE OF COMPENSATION
                                  FOR FISCAL YEAR ENDED 8/31/95

                                                             Total Compensation from the
       Name and Position with      Aggregate Compensation    Neuberger & Berman Fund
       the Trust                       from the Trust        Complex Paid to Trustees


       Faith Colish                       $1,336.05                     $39,000
       Trustee                                               (5 other investment companies)

       Donald M. Cox                      $1,336.05                     $31,000
       Trustee                                               (3 other investment companies)

       Stanley Egener                          $0                          $0
       Chairman of the Board,                                (9 other investment companies)
       Chief Executive Officer,
       and Trustee

       Alan R. Gruber                     $1,336.05                     $31,000
       Trustee                                               (3 other investment companies)

       Howard A. Mileaf                   $1,404.81                     $36,500
       Trustee                                               (4 other investment companies)

       Edward I. O'Brien Trustee          $1,388.74                     $31,500
                                                             (3 other investment companies)

       John T. Patterson, Jr.             $1,371.96                     $34,500
       Trustee                                               (4 other investment companies)

       John P. Rosenthal                  $1,309.92                     $33,000
       Trustee                                               (4 other investment companies)

       Cornelius T. Ryan                  $1,404.81                     $33,500
       Trustee                                               (3 other investment companies)

       Gustave H. Shubert                 $1,309.92                     $30,000
       Trustee                                               (3 other investment companies)

       Lawrence Zicklin                       $0                           $0
                                                             (5 other investment companies)
       President and Trustee



                  INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

     Investment Manager and Administrator

                  Because all of the Funds' net investable assets are invested in their corresponding Portfolios, the Funds do not need an investment manager. N&B Management serves as the Portfolios' investment manager pursuant to a management agreement with Managers Trust, dated as of August 2, 1993 ("Management Agreement"). The Management Agreement was approved for each Portfolio by the Portfolio Trustees, including a majority of the Portfolio Trustees who were not "interested persons" of N&B Management or Managers Trust ("Independent Portfolio Trustees"), on July 15, 1993, and was approved by the holders of the interests in all the Portfolios on August 2, 1993.


                  The Management Agreement provides, in substance, that N&B Management will make and implement investment decisions for the Portfolios in its discretion and will continuously develop an investment program for the Portfolios' assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of each Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although N&B Management has no current plans to do so.


                  N&B Management  provides to  each Portfolio,  without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two directors of N&B Management (who also are partners of Neuberger & Berman), one of whom also serves as an officer of N&B Management, presently serve as trustees and officers of the Trusts. See "Trustees and Officers." Each Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.


                  N&B  Management  provides  similar  facilities,  services  and personnel, as well as shareholder accounting, recordkeeping, and other shareholder services, to each Fund pursuant to an administration agreement dated August 3, 1993 ("Administration Agreement"). For such administrative services, each Fund pays N&B Management a fee based on the Fund's average daily net assets, as described in the Prospectus. N&B Management enters into administrative services agreements with Institutions, pursuant to which it compensates such Institutions for accounting, recordkeeping and other services that they provide to investors who purchase shares of the Funds.

                  During the fiscal years ended August 31, 1995 and 1994 and the period from August 3 to August 31, 1993, each Fund accrued management and administration fees as follows: Neuberger & Berman MANHATTAN Trust - $202,729, $49,957, and $0.51; Neuberger & Berman GENESIS Trust - $274,709,
     $14,462, and $3.70; Neuberger & Berman FOCUS Trust - $43,330, $4,624, and $0.51; Neuberger & Berman GUARDIAN Trust - $2,417,586, $142,142, and $43.97; and Neuberger & Berman PARTNERS Trust - $292,161, $17,299, and $0.50, respectively.


                  N&B Management has voluntarily undertaken until December 31, 1996, to reimburse each Fund for its Operating Expenses and its pro rata share of its corresponding Portfolio's Operating Expenses so that each Fund's expense ratio per annum will not exceed the expense ratio of its Sister Fund by more than 0.10% of the Fund's average daily net assets. "Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses. During the period from August 3, 1993 (commencement of operations of each Fund) to December 31, 1994, N&B Management voluntarily undertook to reimburse each Fund for its Operating Expenses and its pro rata share of its corresponding Portfolio's Operating Expenses which, in the aggregate, exceeded the aggregate Operating Expenses and pro rata share of corresponding Portfolio Operating Expenses of that Fund's Sister Fund. During the fiscal years ended August 31, 1995 and 1994, N&B Management reimbursed each Fund the following amounts of expenses under the above arrangements: Neuberger & Berman MANHATTAN Trust, $87,443 and $88,693, respectively; Neuberger & Berman GENESIS Trust, $69,047 and $73,439, respectively; Neuberger & Berman FOCUS Trust, $92,687 and $68,286, respectively; Neuberger & Berman GUARDIAN Trust, $171,796 and $116,354, respectively; and Neuberger & Berman PARTNERS Trust, $102,400 and $75,492, respectively.


                  The Management Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Portfolio Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding shares in that Portfolio. The Administration Agreement continues with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

                  The  Management  Agreement  is  terminable,  without  penalty, with respect to a Portfolio on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by N&B Management or by the Trust if authorized by the Fund Trustees, including a majority of the Independent Fund Trustees. Each Agreement terminates automatically if it is assigned.


                  In addition to the voluntary expense reimbursements described in the Prospectus under "Management and Administration -- Expenses," N&B Management has agreed in the Management Agreement to reimburse each Fund's expenses, as follows. If, in any fiscal year, a Fund's Aggregate Operating Expenses (as defined below) exceed the most restrictive expense limitation imposed under the securities laws of the states in which that Fund's shares are qualified for sale ("State Expense Limitation"), then N&B Management will pay the Fund the amount of that excess, less the amount of any reduction of the administration fee payable by the Fund under a similar State Expense Limitation contained in the Administration Agreement. N&B Management will have no obligation to pay a Fund, however, for any expenses that exceed the pro rata portion of the management fees attributable to that Fund's interest in its corresponding Portfolio. At the date of this SAI, the most restrictive State Expense Limitation to which any Fund expects to be subject is 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets, and 1-1/2% of average net assets over $100 million.


                  For purposes of the State Expense Limitation, the term "Aggregate Operating Expenses" means a Fund's operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including any fees or expense reimbursements payable to N&B Management and any compensation payable thereto pursuant to (1) the Administration Agreement or (2) any other agreement or arrangement with Managers Trust in regard to the Portfolio; but excluding (with respect to both the Fund and the Portfolio) interest, taxes, brokerage commissions, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of business).

     Sub-Adviser

                  N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Portfolio pursuant to a sub-advisory agreement dated August 2, 1993 ("Sub-Advisory Agreement"). The Sub-Advisory Agreement was approved by the Portfolio Trustees, including a majority of the Independent Portfolio Trustees, on July 15, 1993 and was approved by the holders of the interests in the Portfolios on August 2, 1993.

                  The Sub-Advisory Agreement provides in substance that Neuberger & Berman will furnish to N&B Management, upon reasonable request, the same type of investment recommendations and research that Neuberger & Berman, from time to time, provides to its partners and employees for use in managing client accounts. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger & Berman. This staff consists of approximately fourteen investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory Agreement provides that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as sub-adviser for all of the other mutual funds managed by N&B Management.


                  The Sub-Advisory Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto, and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Portfolio by the Portfolio Trustees, by a 1940 Act majority vote of the outstanding Portfolio shares, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Portfolio if it is assigned or if the Management Agreement terminates with respect to that Portfolio.


                  Most money managers that come to the Neuberger & Berman organization have at least fifteen years experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.


     Investment Companies Managed


                  N&B Management currently serves as investment manager of the following investment companies. As of September 30, 1995, these companies, along with three investment companies advised by Neuberger & Berman, had aggregate net assets of approximately $11.4 billion, as shown in the following list:

                                                    Approximate Net Assets
                                                       at September 30,
                          Name                               1995
                          ----                      ----------------------

       Neuberger & Berman Cash Reserves Portfolio        $  377,608,619
             (investment portfolio for Neuberger
             & Berman Cash Reserves)

       Neuberger & Berman Government Income              $   12,053,656
       Portfolio
             (investment portfolio for Neuberger
             & Berman Government Income Fund and
             Neuberger & Berman Government Income
             Trust)

       Neuberger & Berman Government Money               $  346,898,132
       Portfolio
             (investment portfolio for Neuberger
             & Berman Government Money Fund)


       Neuberger & Berman Limited Maturity Bond          $  309,540,451
       Portfolio
             (investment portfolio for Neuberger
             & Berman Limited Maturity Bond Fund
             and Neuberger & Berman Limited
             Maturity Bond Trust)

       Neuberger & Berman Municipal Money                $  149,657,613
       Portfolio
             (investment portfolio for Neuberger
             & Berman Municipal Money Fund)

       Neuberger & Berman Municipal Securities           $   44,568,635
       Portfolio
             (investment portfolio for Neuberger
             & Berman Municipal Securities Trust)

       Neuberger & Berman New York Insured               $   10,679,324
       Intermediate Portfolio
             (investment portfolio for Neuberger
             & Berman New York Insured
             Intermediate Fund)

       Neuberger & Berman Ultra Short Bond               $  102,903,312
       Portfolio
             (investment portfolio for Neuberger
             & Berman Ultra Short Bond Fund and
             Neuberger & Berman Ultra Short Bond
             Trust)

                                                    Approximate Net Assets
                                                       at September 30,
                          Name                               1995
                          ----                      ----------------------

       Neuberger & Berman Focus Portfolio                $1,031,915,664
             (investment portfolio for Neuberger
             & Berman Focus Fund and Neuberger &
             Berman Focus Trust)

       Neuberger & Berman Genesis Portfolio              $  145,188,783
             (investment portfolio for Neuberger
             & Berman Genesis Fund and Neuberger
             & Berman Genesis Trust)

       Neuberger & Berman Guardian Portfolio             $4,943,764,830
             (investment portfolio for Neuberger
             & Berman Guardian Fund and Neuberger
             & Berman Guardian Trust)

       Neuberger & Berman International Portfolio        $   29,990,616
             (investment portfolio for Neuberger
             & Berman International Fund)

       Neuberger & Berman Manhattan Portfolio            $  670,916,038
             (investment portfolio for Neuberger
             & Berman Manhattan Fund and
             Neuberger & Berman Manhattan Trust)

       Neuberger & Berman Partners Portfolio             $1,664,460,688
             (investment portfolio for Neuberger
             & Berman Partners Fund and
             Neuberger & Berman Partners Trust)

       Neuberger & Berman Socially Responsive            $  102,675,093
       Portfolio
             (investment portfolio for Neuberger
             & Berman Socially Responsive Fund,
             Neuberger & Berman Socially
             Responsive Trust, and Neuberger &
             Berman NYCDC Socially Responsive
             Trust)

       Neuberger & Berman Advisers                       $1,257,506,124
       Managers Trust
             (six series)

                  In addition, Neuberger & Berman serves as investment adviser to three investment companies, Plan Investment Fund, Inc., AHA Investment Fund, Inc., and AHA Full Maturity, with assets of $85,110,472, $110,683,193, and $23,891,472, respectively, at September 30, 1995.


                  The investment decisions concerning the Portfolios and the other funds and portfolios managed by N&B Management (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Portfolios. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Portfolios to achieve their objectives may differ.


                  There may be occasions when a Portfolio and one or more of the Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated as to amounts in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Portfolio, in other cases it is believed that a Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolios' having their advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions. The investment results achieved by all of the funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.

     Management and Control of N&B Management

                  The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theresa A. Havell, Vice President and director; Irwin Lainoff, director; Marvin C. Schwartz, director; Lawrence Zicklin, director; Daniel
     J. Sullivan, Senior Vice President; Michael J. Weiner, Senior Vice President and Treasurer; Claudia A. Brandon, Vice President; William
     Cunningham, Vice President; Clara Del Villar, Vice President; Mark R. Goldstein, Vice President; Farha-Joyce Haboucha, Vice President; Michael
     M. Kassen, Vice President; Michael Lamberti, Vice President; Josephine P. Mahaney, Vice President; Lawrence Marx III, Vice President; Ellen Metzger, Vice President and Secretary; Janet W. Prindle, Vice President; Felix Rovelli, Vice President; Richard Russell, Vice President; Kent C. Simons, Vice President; Frederick B. Soule, Vice President; Judith M. Vale, Vice President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Patrick T. Byrne, Assistant Vice President; Robert Conti, Assistant Vice President; Stacy Cooper-Shugrue, Assistant Vice President; Robert Cresci, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Roberta D'Orio, Assistant Vice President; Robert

     I. Gendelman, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Paul
     Metzger, Assistant Vice President; Susan Switzer, Assistant Vice President; Susan Walsh, Assistant Vice President; and Celeste Wischerth, Assistant Vice President. Messrs. Cantor, Egener, Lainoff, Schwartz, Zicklin, Goldstein, Kassen, Marx, and Simons and Mmes. Havell and Prindle are general partners of Neuberger & Berman.

                  Messrs. Egener and Zicklin are trustees and officers, and Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon and Cooper-Shugrue are officers, of each Trust. C. Carl Randolph, a general partner of Neuberger & Berman, also is an officer of each Trust.

                  All of the outstanding voting stock in N&B Management is owned by persons who are also general partners of Neuberger & Berman.


                              DISTRIBUTION ARRANGEMENTS

                  N&B Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares on a no-load basis to Institutions. In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered either personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's shares to Institutions without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.


                  The Distributor or one of its affiliates may, from time to time, deem it desirable to offer to a Fund's shareholders, through use of its shareholder list, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent
     Fund Trustees. These lists will not be used to offer the Funds' shareholders any investment products or services other than those managed or distributed by N&B Management or Neuberger & Berman.



                  The Trust,  on behalf of  each Fund, and  the Distributor  are parties to a Distribution Agreement that continues until August 3, 1996. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will automatically terminate on its assignment, in the same manner as the Management Agreement.

                           ADDITIONAL EXCHANGE INFORMATION


                  As more fully set forth in the section of the Prospectus entitled "Exchanging Shares," an Institution may exchange shares of any Fund for shares of one or more of the other Funds or the income funds that are briefly described below ("Income Funds").


       INCOME FUNDS

       Neuberger & Berman            Seeks a higher total return than is
       Ultra Short Bond Trust        available from money market funds, with
                                     minimal risk to principal and liquidity.
                                     Through its corresponding portfolio, the fund invests in high-quality money market instruments and short-term debt securities.

       Neuberger & Berman            Seeks the highest current income con-
       Limited Maturity Bond Trust   sistent with low risk to principal and
                                     liquidity and, secondarily, total
                                     return.  Through its corresponding
                                     portfolio, the fund invests in short- to intermediate-term debt securities of at least investment grade.

       Neuberger & Berman            Seeks a high level of current income and
       Government Income Trust       total return, consistent with safety of
                                     principal.  At least 65% of the
                                     corresponding portfolio's investments
                                     are in U.S. Government securities that
                                     are issued or guaranteed as to principal and interest by the U.S. Government or its agencies, including U.S. Government mortgage-backed securities; at least 25% of its investments are in mortgage-backed and asset-backed securities.




           Any Fund described herein, and any of the Income Funds, may terminate or modify its exchange privilege in the future.

           Fund shareholders who are considering exchanging shares into any of the funds listed above should note that (1) the Income Funds are series of a Delaware business trust (named "Neuberger & Berman Income Trust") that is registered with the SEC as an open-end management investment company, and (2) each series of Neuberger & Berman Income Trust invests all its net investable assets in a portfolio of Income Managers Trust, an open-end management investment company that is managed by N&B Management. Each such portfolio has an investment objective identical to that of its corre-sponding fund and invests in accordance with investment policies and limitations identical to those of that fund.

                  Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. In this regard, it should be noted that the Income Funds share a prospectus. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.


                          ADDITIONAL REDEMPTION INFORMATION

     Suspension of Redemptions

                  The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed (other than weekend and holiday closings), (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the corresponding Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or
     (4) for such other period as the SEC may by order permit for the protection of a Fund's shareholders; provided that applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or
     (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

     Redemptions in Kind

                  Each Fund reserves the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities valued as described under "Share Information -- Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, a shareholder generally will incur brokerage expenses in converting those securities into cash and will be subject to fluctuations in the market price of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determine that it is in the best interests of a Fund's shareholders as a whole. Redemptions in kind will be made with readily marketable securities to the extent possible.

                          DIVIDENDS AND OTHER DISTRIBUTIONS

                  Each Fund distributes to its shareholders amounts equal to substantially all of its proportionate share of any net investment income (after deducting expenses incurred directly by the Fund), net capital gains (both long-term and short-term), and net gains from foreign currency transactions earned or realized by its corresponding Portfolio. Each Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).


                  A  Portfolio's net  investment income  consists of  all income accrued on portfolio assets less accrued expenses, but does not include realized gains and losses. Net investment income and realized gains and losses are reflected in a Portfolio's NAV (and, hence, its corresponding Fund's NAV) until they are distributed. Dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December, except that Neuberger & Berman GUARDIAN Trust distributes substantially all of its share of Neuberger & Berman GUARDIAN Portfolio's net investment income, if any, at the end of each calendar quarter.


                  Dividends and/or other distributions are automatically reinvested in additional shares of the distributing Fund, unless and until the Institution elects to receive them in cash ("cash election"). To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares. A cash election with respect to any Fund remains in effect until the Institution notifies the Fund in writing to discontinue the election.

                              ADDITIONAL TAX INFORMATION

     Taxation of the Funds

                  In order to continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- (i) options

     (other than those on foreign currencies), or (ii) foreign currencies or Hedging Instruments thereon that are not directly related to the Fund's principal business of investing in securities (or options with respect thereto) ("Short-Short Limitation"); and (3) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities) of any one issuer.


                  Certain funds managed by N&B Management, including the Sister Funds, have received a ruling from the Internal Revenue Service ("Service") that each such fund, as an investor in a corresponding portfolio of Managers Trust or Income Managers Trust, will be deemed to own a proportionate share of the portfolio's assets and income for pur-poses of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although that ruling may not be relied on as precedent by the Funds, N&B Management believes that the reasoning thereof and, hence, its conclusion apply to the Funds as well.


                  Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.


                  See the next section for a discussion of the tax consequences to the Funds of distributions to them from the Portfolios, investments by the Portfolios in certain securities, and hedging transactions engaged in by the Portfolios.

     Taxation of the Portfolios

                  The Portfolios have received a ruling from the Service to the effect that, among other things, each Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, no Portfolio is subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware or New York income or franchise tax.

                  Because each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to continue to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.


                  Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis for its interest in its corresponding Portfolio generally equals the amount of cash the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.


                  Dividends and interest received by a Portfolio may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


                  A Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Portfolio holds stock of a PFIC, its corresponding Fund (indirectly through its interest in the Portfolio) will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

                  If a Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of its corresponding Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the
     Portfolio's pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Portfolio. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

                  Pursuant to proposed regulations, open-end RICs, such as the Funds, would be entitled to elect to mark to market their stock in certain PFICs. Marking to market, in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark to market gain for each prior year for which an election was in effect).


                  The Portfolios' use of hedging strategies, such as writing (selling) and purchasing options and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Portfolios realize in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in Hedging Instruments derived by the Portfolio with respect to its business of investing in securities or foreign cur-rencies, will qualify as permissible income for its corresponding Fund under the Income Requirement. However, income from the disposition by a Portfolio of options (other than those on foreign currencies) will be subject to the Short-Short Limitation for its corresponding Fund if they are held for less than three months. Income from the disposition of foreign currencies, and Hedging Instruments on foreign currencies, that are not directly related to a Portfolio's principal business of investing in securities (or options with respect thereto) also will be subject to the Short-Short Limitation for its corresponding Fund if they are held for less than three months.

                  If a Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether its corresponding Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each
     Portfolio will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent a Portfolio does not so qualify, it may be forced to defer the closing out of certain
     Hedging Instruments beyond the time when it otherwise would be advantageous to do so, in order for its corresponding Fund to continue to qualify as a RIC.

                  Neuberger & Berman PARTNERS Portfolio may acquire zero coupon securities or other securities issued with original issue discount ("OID"). As a holder of those securities, that Portfolio (and, through it, its corresponding Fund) must take into account the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year. Because Neuberger & Berman PARTNERS Trust annually must distribute substantially all of its investment company taxable income (including its share of the Portfolio's accrued OID) to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax, that Fund may be required in a parti-cular year to distribute as a dividend an amount that is greater than its proportionate share of the total amount of cash Neuberger & Berman PARTNERS Portfolio actually receives. Those distributions will be made from that Fund's (or its proportionate share of that Portfolio's) cash assets or, if necessary, from the proceeds of sales of that Portfolio's securities. That Portfolio may realize capital gains or losses from those sales, which would increase or decrease Neuberger & Berman PARTNERS Trust's investment company taxable income and/or net capital gain. In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce Neuberger & Berman PARTNERS Portfolio's ability to sell other securities, or certain Hedging Instruments, held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

     Taxation of the Funds' Shareholders

                  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares of any Fund are purchased shortly before the record date for a dividend or other distribution, the purchaser will receive some portion of the purchase price back as a taxable distribution.


                                PORTFOLIO TRANSACTIONS

                  Neuberger & Berman acts as each Portfolio's principal broker in the purchase and sale of its portfolio securities (other than the substantial portion of the portfolio transactions of Neuberger & Berman GENESIS Portfolio that involves securities traded on the OTC market, which that Portfolio purchases and sells in principal transactions with dealers who are the principal market makers for the securities) and in connection with the writing of covered call options on its securities. Transactions in portfolio securities for which Neuberger & Berman serves as broker will be effected in accordance with Rule 17e-1 under the 1940 Act.


                  During the period August 3 to August 31, 1993, Neuberger & Berman MANHATTAN Portfolio paid brokerage commissions of $42,780, of which

     $32,922 was  paid to  Neuberger &  Berman.   During the  fiscal year  ended
     August 31, 1994, that Portfolio paid brokerage commissions of $655,640, of which $525,610 was paid to Neuberger & Berman.


                  During the fiscal year ended August 31, 1995, Neuberger & Berman MANHATTAN Portfolio paid brokerage commissions of $654,982, of which $436,568 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 73.70% of the aggregate dollar amount of transactions involving the payment of commissions, and 66.65% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1995. 94.53% of the $218,414 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $81,737,328) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1995, that Portfolio acquired securities of the following of its "regular brokers or dealers" (as defined in the 1940 Act) ("Regular B/Ds"): Bear Stearns & Co. Inc., and Morgan Stanley & Co., Inc.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: Bear Stearns & Co. Inc., $6,187,500, and Morgan Stanley & Co., Inc., $10,859,370.


                  During the  period August  3 to  August 31, 1993,  Neuberger &
     Berman GENESIS Portfolio paid brokerage commissions of $13,580, of which $10,660 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1994, that Portfolio paid brokerage commissions of $287,587, of which $170,883 was paid to Neuberger & Berman.


                  During the fiscal year ended August 31, 1995, Neuberger & Berman GENESIS Portfolio paid brokerage commissions of $199,718, of which $118,014 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 55.55% of the aggregate dollar amount of transactions involving the payment of commissions, and 59.09% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1995. 80.60% of the $81,704 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $21,361,399) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1995, that Portfolio acquired securities of the following of its Regular B/Ds: EXXON Credit Corp., and General Electric Capital Corp.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: None.


                  During  the period  August 3 to  August 31,  1993, Neuberger &
     Berman FOCUS Portfolio paid brokerage commissions of $46,296, of which $42,606 was paid to Neuberger & Berman. During the fiscal year ended

     August 31, 1994, that Portfolio paid brokerage commissions of $719,994, of which $567,972 was paid to Neuberger & Berman.


                  During the fiscal year ended August 31, 1995, Neuberger & Berman FOCUS Portfolio paid brokerage commissions of $1,031,245, of which $617,957 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 66.83% of the aggregate dollar amount of transactions involving the payment of commissions, and 59.92% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1995. 89.62% of the $413,288 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $160,855,610) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1995, that Portfolio acquired securities of the following of its Regular B/Ds: EXXON Credit Corp., General Electric Capital Corp., and Merrill Lynch, Pierce, Fenner & Smith, Inc.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $2,300,000, and Merrill Lynch, Pierce, Fenner & Smith, Inc., $14,406,250.


                  During the period August 3 to August 31, 1993, Neuberger & Berman GUARDIAN Portfolio paid brokerage commissions of $201,981, of which $149,496 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1994, that Portfolio paid brokerage commissions of $2,207,401, of which $1,647,807 was paid to Neuberger & Berman.


                  During the fiscal year ended August 31, 1995, Neuberger & Berman GUARDIAN Portfolio paid brokerage commissions of $3,751,206, of which $2,521,523 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 70.49% of the aggregate dollar amount of transactions involving the payment of commissions, and 67.22% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1995. 82.78% of the $1,229,683 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $509,609,733) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1995, that Portfolio acquired securities of the following of its Regular B/Ds: EXXON Credit Corp., General Electric Capital Corp., and Merrill Lynch, Pierce, Fenner & Smith, Inc.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $1,500,000, and Merrill Lynch, Pierce, Fenner & Smith, Inc., $48,116,875.


                  During the period August 3 to August 31, 1993, Neuberger & Berman PARTNERS Portfolio paid brokerage commissions of $373,486, of which $272,542 was paid to Neuberger & Berman. During the fiscal year ended

     August 31, 1994, that Portfolio paid brokerage commissions of $2,994,540, of which $2,031,570 was paid to Neuberger & Berman.


                  During the fiscal year ended August 31, 1995, Neuberger & Berman PARTNERS Portfolio paid brokerage commissions of $4,608,156, of which $3,092,789 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 71.83% of the aggregate dollar amount of transactions involving the payment of commissions, and 67.12% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1995. 95.02% of the $1,515,367 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $600,676,631) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1995, that Portfolio acquired securities of the following of its Regular B/Ds:
     Salomon Brothers, Inc., EXXON Credit Corp., and General Electric Capital Corp.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $7,600,000.

                  Insofar  as  portfolio  transactions  of  Neuberger  &  Berman
     PARTNERS Portfolio result from active management of equity securities, and insofar as portfolio transactions of Neuberger & Berman MANHATTAN Portfolio result from seeking capital appreciation by selling securities whenever sales are deemed advisable without regard to the length of time the securities may have been held, it may be expected that the aggregate brokerage commissions paid by those Portfolios to brokers (including Neuberger & Berman where it acts in that capacity) may be greater than if securities were selected solely on a long-term basis.


                  Portfolio securities are, from time to time, loaned by a Portfolio to Neuberger & Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. Among the conditions of the order, securities loans made by a Portfolio to Neuberger & Berman must be fully secured by cash collateral. Under the order, the portion of the income on the cash collateral which may be shared with Neuberger & Berman is determined with reference to concurrent arrangements between Neuberger & Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger & Berman borrows securities from a Portfolio in order to relend them to others, Neuberger & Berman is required to pay that Portfolio, on a quarterly basis, certain "excess earnings" that Neuberger & Berman otherwise has derived from the relending of the borrowed securities. When Neuberger & Berman desires to borrow a security that a Portfolio has indicated a willingness to lend, Neuberger & Berman must borrow such security from that Portfolio, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than that Portfolio. If a Portfolio's expenses exceed its income in any securities loan transaction with Neuberger & Berman, Neuberger & Berman must reimburse that Portfolio for such loss.


                  During the fiscal years ended August 31, 1995 and 1994, the Portfolios earned the following amounts of interest income from the collateralization of securities loans, from which Neuberger & Berman was paid the indicated amounts:


                                              1994                                1995
                                             -----                                ----

                                                 Payment to                              Payment to
                                                 Neuberger &                            Neuberger &
       Portfolio                  Interest         Berman             Interest             Berman
       ---------                  --------       ----------            -------           ---------


       Neuberger & Berman        $147,103           $119,620          $1,430,672
       GUARDIAN Portfolio                                                                  $1,252,190

       Neuberger & Berman          38,627             33,225             327,447              291,207
       FOCUS Portfolio

       Neuberger & Berman          16,085             13,880              52,410               48,736
       PARTNERS Portfolio

       Neuberger & Berman             0                    0                 0                    0
       GENESIS Portfolio

       Neuberger & Berman             0                    0             507,239              270,594
       MANHATTAN Portfolio





                  During the period August 3 to August 31, 1993, Neuberger & Berman GUARDIAN Portfolio earned interest income of $3,164 from the collateralization of securities loans, from which Neuberger & Berman was paid $2,881. During the same period, none of the other Portfolios earned interest income from the collateralization of securities loans.


                  Each Portfolio may also lend securities to unaffiliated entities, including brokers or dealers, banks and other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the Portfolio. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.


                  A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolios.


                  In effecting securities transactions, each Portfolio gen-erally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Portfolio plans to continue to use Neuberger & Berman as its principal broker where, in the judgment of N&B Management (the Portfolio's investment manager and an affiliate of Neuberger & Berman), that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolios' knowledge, however, no affiliate of any Portfolio receives give-ups or reciprocal business in connection with their securities transactions.


                  The use of Neuberger & Berman as a broker for each Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Portfolio Trustees have expressly authorized Neuberger & Berman to retain such compensation, and Neuberger & Berman complies with the reporting requirements of Section 11(a).


                  Under  the  1940 Act,  commissions  paid  by  a  Portfolio  to
     Neuberger & Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Portfolio's policy that the commissions paid to Neuberger & Berman must, in N&B Management's judgment, be (1) at least as favorable as those charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger & Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger & Berman acts as a clearing broker for another brokerage firm and customers of Neuberger & Berman considered by a majority of the Independent Portfolio Trustees not to be comparable to the Portfolio. The Portfolios do not deem it practicable and in their best interests to solicit competitive bids for commissions on each transaction effected by Neuberger & Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase or sale of securities for a Portfolio's account, unless an appropriate exemption is available.

                  A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger & Berman to the Portfolios and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger & Berman effects brokerage transactions for the Portfolios must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.

                  Each  Portfolio expects  that it  will  continue to  execute a portion of its transactions through brokers other than Neuberger & Berman. In selecting those brokers, N&B Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by, and sale of Fund shares effected through, those brokers.


                  To ensure that accounts of all investment clients, including the Portfolio, are treated fairly in the event that transaction instructions for more than one investment account regarding the same security are received by Neuberger & Berman at or about the same time, Neuberger & Berman may combine transaction orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the transaction order actually placed by the account bears to the aggregate size of transaction orders simultaneously made by the other accounts, subject to de minimis exceptions, with all participating accounts paying or receiving the same price.


                  A committee comprised of officers of N&B Management and partners of Neuberger & Berman who are portfolio managers of some of the Portfolios and Other N&B Funds (collectively, "N&B Funds") and some of Neuberger & Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the N&B Funds and the Managed Accounts that are not effected by Neuberger & Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transac-tions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution or research capabilities of particular brokers, or in the execution or research needs of the N&B Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the N&B Funds and the Managed Accounts may change substantially from one semi-annual period to the next.


                  The commissions charged by a broker other than Neuberger & Berman may be higher than the amount another firm might charge if N&B Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. N&B Management believes that those research services benefit the Portfolios by supplementing the research otherwise available to N&B Management. That research may be used by N&B Management in servicing Other N&B Funds and, in some cases, by Neuberger & Berman in servicing the Managed Accounts. On the other hand, research received by N&B Management from brokers effecting portfolio transactions on behalf of the Other N&B Funds and by Neuberger & Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Portfolios' benefit.


                  Mark  R. Goldstein, Judith M. Vale, Lawrence Marx III and Kent
     C. Simons, and Michael M. Kassen and Robert I. Gendelman, each of whom is a Vice President of N&B Management (except for Mr. Gendelman, who is an Assistant Vice President) and a general partner of Neuberger & Berman (except for Ms. Vale and Mr. Gendelman), are the persons primarily respon-sible for making decisions as to specific action to be taken with respect to the investment portfolios of Neuberger & Berman MANHATTAN, Neuberger & Berman GENESIS, Neuberger & Berman FOCUS and Neuberger & Berman GUARDIAN, and Neuberger & Berman PARTNERS Portfolios, respectively. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of N&B Management prior to taking such action. If Mr. Goldstein is unavailable to perform his responsibilities, Susan Switzer, who is an Assistant Vice President of N&B Management, will assume responsibility for the portfolio of Neuberger & Berman MANHATTAN Portfolio.

     Portfolio Turnover

                  The portfolio turnover rate is the lesser of the cost of the securities purchased or the value of the securities sold, excluding all securities, including options, whose maturity or expiration date at the time of acquisition was one year or less, divided by the average monthly value of such securities owned during the year.

                               REPORTS TO SHAREHOLDERS


                  Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors or independent accountants for the Fund and its corresponding Portfolio. Each Fund's statements show the investments owned by its corresponding Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in its corresponding Portfolio.

                                     ORGANIZATION

                  Prior to January 1, 1995, the names of Neuberger and Berman FOCUS Trust and Neuberger & Berman FOCUS Portfolio were Neuberger & Berman Selected Sectors Trust and Neuberger & Berman Selected Sectors Portfolio, respectively.


                             CUSTODIAN AND TRANSFER AGENT


                  Each Fund and Portfolio has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. All correspondence should be mailed to Neuberger & Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. State Street also serves as each Fund's transfer agent, administering purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions.


                           INDEPENDENT AUDITORS/ACCOUNTANTS


                  Each  Fund  and  Portfolio  (other  than  Neuberger  &  Berman
     MANHATTAN Trust and Portfolio) has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements. Neuberger & Berman MANHATTAN Trust and Portfolio have selected Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109, as the independent accountants who will audit their financial statements.

                                    LEGAL COUNSEL

                  Each Fund and Portfolio has selected Kirkpatrick & Lockhart LLP, 1800 M Street, N.W., Washington, D.C. 20036, as its legal counsel.


                 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                  The following table sets forth the name, address, and percentage of ownership of each person who owned of record, or who was known by each Fund to own beneficially or of record, 5% or more of that Fund's outstanding shares at November 30, 1995:



                            Name and Address                                 Percentage of
                            ----------------                                  Ownership at
                                                                           November 30, 1995
                                                                           -----------------


       Neuberger & Berman   MAC & Co.                                            51.68%
       MANHATTAN Trust      A/C 195-643
                            Mellon Bank N.A.
                            Mutual Funds
                            P.O. Box 320
                            Pittsburgh, PA 15230-0320

                            The Northern Trust Co., Trustee                      25.56%
                            FBO Case Corporation
                            22-75833
                            P.O. Box 92956
                            Chicago, IL 60675-0001

                            Riggs National Bank of Washington DC                 7.40%
                            Retirement Plan for Employees of
                            Professional Golfers Assoc. of America
                            100 Avenue of the Champions
                            Palm Beach Gardens, FL 33418-3653

                            National Finance Services Corp.*                     5.19%
                            P.O. Box 3908
                            Church Street Station
                            New York, NY 100008-3908

       Neuberger & Berman   PRC Inc.                                             50.62%
       PARTNERS Trust       c/o T. Rowe Price Financial
                            Attn:  Asset Recom.
                            P.O. Box 17215
                            Baltimore, MD 21297-0354

                            The Bank of NY, Trustee                              20.82%
                            Chesapeake Corp. 401(k) Plan
                            One Wall Street
                            Master Trust
                            7th Floor
                            New York, NY 10286-0001






                                        - 58 -






                            Name and Address                                 Percentage of
                            ----------------                                  Ownership at
                                                                           November 30, 1995
                                                                           -----------------

                            National Financial Services Corp.*                   12.18%
                            P.O. Box 3908
                            Church Street Station
                            New York, NY 10008-3908

                            Marshall & Isley Trust Co., Trustee                  6.22%
                            Mitra & Co.
                            Attn:  Exp Mutual Funds TR14
                            1000 N. Water Street
                            Milwaukee, WI 53202-3197

       Neuberger & Berman   The Northern Trust Co., Trustee                      27.18%
       GUARDIAN Trust       Digital Equipment Corp.
                            DTD 1-3-95
                            P.O. Box 92956
                            Chicago, IL 60675-0001


                            MAC & Co.                                            17.15%
                            A/C 195-643
                            Mellon Bank N.A.
                            P.O. Box 320
                            Pittsburgh, PA 15230-0320

                            National Financial Services Corp.*                   9.54%
                            P.O. Box 3908
                            Church Street Station
                            New York, NY 100008-3908

                            The Bank of NY, Trustee                              6.33%
                            Melville Corp. 401(k)
                            PSRP-General DTD 6/7/89
                            1 Wall Street, 7th Floor
                            New York, NY 10286-0001

                            MAC & Co.                                            5.38%
                            A/C #854-169
                            Mellon Bank N.A.
                            Mutual Funds Dept.
                            P.O. Box 320
                            Pittsburgh, PA 15230-0320

       Neuberger & Berman   National Financial Services Corp.*                   51.22%
       FOCUS Trust          P.O. Box 3908
                            Church Street Station
                            New York, NY 100008-3908


                                        - 59 -






                            Name and Address                                 Percentage of
                            ----------------                                  Ownership at
                                                                           November 30, 1995
                                                                           -----------------

                            MAC & Co.                                            21.80%
                            A/C 195-643
                            Mellon Bank N.A.
                            P.O. Box 320
                            Pittsburgh, PA 15230-0320

                            Aetna Life Insurance & Annuity Co.                   8.97%
                            ACES - Separate Account F
                            Attn:  Michael Weiner - RTAL
                            15 Farmington Ave.
                            Hartford, CT 06156-0001

       Neuberger & Berman   Profit Sharing Plan for Partners &                   72.78%
       GENESIS Trust        Principals of Price Waterhouse
                            P.O. Box 30004
                            Tampa, FL 33630-3004

                            MAC & Co.                                            22.34%
                            A/C 195-643
                            Mellon Bank N.A.
                            P.O. Box 320
                            Pittsburgh, PA 15230-0320




     * National Financial Services Corp. holds these shares of record for the account of certain of its clients and has informed the Funds of its policy to maintain the confidentiality of holdings in its client accounts unless disclosure is expressly required by law.


                  At December 6, 1995, the trustees and officers of the Trusts, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.


                                REGISTRATION STATEMENT

                  This SAI and the Prospectus do not contain all the infor-mation included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the registration statement have been omitted pursuant to SEC rules and regulations. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.

                  Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of the contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.


                                FINANCIAL STATEMENTS

                  The following  financial statements and related  documents are
     incorporated  herein  by  reference  from  the   Funds'  Annual  Report  to
     shareholders for the fiscal year ended August 31, 1995:


           The audited financial statements of the Funds and Portfolios and notes thereto for the fiscal year ended August 31, 1995, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of Neuberger & Berman GENESIS Trust and Portfolio, Neuberger & Berman FOCUS Trust and Portfolio, Neuberger & Berman GUARDIAN Trust and Portfolio, and Neuberger & Berman PARTNERS Trust and Portfolio, and the report of Coopers & Lybrand L.L.P., independent accountants, with respect to such audited financial statements of Neuberger & Berman MANHATTAN Trust and Portfolio.

                                                                      Appendix A

                   RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

                  S&P corporate bond ratings:

                  AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                  AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

                  A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

                  BBB  -  Bonds rated  BBB  are regarded  as having  an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

                  BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                  CI  -   The rating CI is reserved for income bonds on which no
     interest is being paid.

                  D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

                  Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  Moody's corporate bond ratings:

                  Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

                  Aa - Bonds rated  Aa are judged to  be of high quality by  all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

                  A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                  Baa  - Bonds  which are  rated Baa  are considered  as medium-
     grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  Caa   -   Bonds rated Caa are  of poor standing.   Such issues
     may be in default or there may be present elements of danger with respect to principal or interest.

                  Ca    -    Bonds  rated  Ca  represent  obligations  that  are
     speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                  C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Modifiers--Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating.

                  S&P commercial paper ratings:

                  A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

                  Moody's commercial paper ratings

                  Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

                  -     Leading    market    positions    in    well-established
                        industries.
                  -     High rates of return on funds employed.
                  - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
                  - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
                  - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                                                                      Appendix B

                                  PERFORMANCE DATA

                  COST OF LIVING INDEX

                 PREPARED FOR:  BARBARA

                                                 Sales                     Net Asset         Initial
                   Initial      Offering        Charge         Shares        Value          Net Asset
        Date     Investment       Price        Included      Purchased     per Share          Value
        ----     ----------     ---------      --------      ---------     ----------       ---------
       9/27/88   $10,000.00     $119.8000        0.00%         83.472      $119.8000         $10,000


                           Dividends and Capital Gains Reinvested

                    =========== C O S T  O F  S H A R E S ==============
                                    Annual      Cumulative       Total         Annual
                   Cumulative       Income        Income       Investment     Cap Gain
         Date      Investment      Dividends     Dividends       Cost         Distrib'n
         ----      ----------      ---------     ---------     ---------      ---------
       8/31/89        10,000           0             0           10,000           0
       8/31/90        10,000           0             0           10,000           0
       8/31/91        10,000           0             0           10,000           0
       8/31/92        10,000           0             0           10,000           0
       8/31/93        10,000           0             0           10,000           0
       8/31/94        10,000           0             0           10,000           0
       8/31/95        10,000           0             0           10,000           0

       Totals                          0                                          0

                  ================ V A L U E  O F  S H A R E S ===============
                                   From                      From
                    From         Cap Gains       Sub-      Dividends     Total       Shares
        Date     Investment     Reinvested      Total     Reinvested     Value        Held
        ----     ----------     ----------      -----     ----------     -----       ------
       8/31/89     10,401            0          10,401         0         10,401        83
       8/31/90     10,985            0          10,985         0         10,985        83
       8/31/91     11,402            0          11,402         0         11,402        83
       8/31/92     11,761            0          11,761         0         11,761        83
       8/31/93     12,087            0          12,087         0         12,087        83
       8/31/94     12,437            0          12,437         0         12,437        83
       8/31/95     12,730            0          12,730         0         12,730        83

       Totals      12,730            0          12,730         0         12,730        83

       Average Annual Total Return for This Illustration:  3.55% (Annual Compounding)

                                            FROM FOCUS TRUST

                                         PREPARED FOR:  BARBARA


                                                                                 Net Asset         Initial
                     Initial        Offering     Sales Charge       Shares         Value          Net Asset
       Date         Investment        Price        Included       Purchased      per Share          Value
       ----         ----------      --------      -----------     ----------     ----------       ---------

       10/19/55    $200,000.00      $2.5084          0.00%        79,733.329      $2.5084          $200,000

                             Systematic Withdrawal Plan
                        Dividends and Capital Gains Reinvested
            Monthly Withdrawals of $1,666.67 (10.0% Annually) Beginning 11/30/55

                         ====================== AMOUNTS WITHDRAWN ========================
                          From
                         Income              From               Annual           Cumulative
          Date          Dividends          Principal             Total             Total
          ----          ---------          ---------            ------           ----------
       12/31/55                 0              3,333             3,333              3,333
       12/31/56             3,075             16,925            20,000             23,333
       12/31/57             2,911             17,089            20,000             43,333
       12/31/58             3,531             16,469            20,000             63,333
       12/31/59             2,647             17,353            20,000             83,333
       12/31/60             2,638             17,362            20,000            103,333
       12/31/61             1,514             18,486            20,000            123,333
       12/31/62             2,823             17,177            20,000            143,333
       12/31/63             4,158             15,842            20,000            163,333
       12/31/64             4,580             15,420            20,000            183,333
       12/31/65             4,878             15,122            20,000            203,333
       12/31/66             5,474             14,526            20,000            223,333
       12/31/67             6,001             13,999            20,000            243,333
       12/31/68             7,814             12,186            20,000            263,333
       12/31/69            10,904              9,096            20,000            283,333
       12/31/70            11,517              8,483            20,000            303,333
       12/31/71             8,939             11,061            20,000            323,333
       12/31/72             6,963             13,037            20,000            343,333
       12/31/73             7,714             12,286            20,000            363,333
       12/31/74            10,666              9,334            20,000            383,333
       12/31/75            11,931              8,069            20,000            403,333
       12/31/76            11,691              8,309            20,000            423,333
       12/31/77            12,064              7,936            20,000            443,333
       12/31/78            14,895              5,105            20,000            463,333
       12/31/79            17,745              2,255            20,000            483,333
       12/31/80            24,168             -4,168            20,000            503,333
       12/31/81            34,507            -14,507            20,000            523,333
       12/31/82            35,376            -15,376            20,000            543,333






                          From
                         Income              From               Annual           Cumulative
          Date          Dividends          Principal             Total             Total
          ----          ---------          ---------            ------           ----------
       12/31/83            38,234            -18,234            20,000            563,333
       12/31/84            34,870            -14,870            20,000            583,333
       12/31/85            39,588            -19,588            20,000            603,333
       12/31/86            40,877            -20,877            20,000            623,333
       12/31/87            31,651            -11,651            20,000            643,333
       12/31/88            31,622            -11,622            20,000            663,333
       12/31/89            31,152            -11,152            20,000            683,333
       12/31/90            25,865             -5,865            20,000            703,333
       12/31/91            27,428             -7,428            20,000            723,333
       12/31/92            22,593             -2,593            20,000            743,333
       12/31/93             4,220             15,780            20,000            763,333
       12/31/94            10,487              9,513            20,000            783,333
        8/31/95                 0             13,333            13,333            796,666

        Totals            609,711            186,955            796,666           796,666


                                      ====== VALUE OF REMAINING SHARES =======
                        Annual         Remaining         Capital
                       Cap Gain         Original          Gain            Total        Shares
          Date        Distrib'n          Shares          Shares           Value         Held
          ----        ---------        ---------        --------          -----        ------
       12/31/55               0          224,392               0        224,392        78,535
       12/31/56           7,330          243,982           8,155        252,137        75,616
       12/31/57           8,869          182,115          14,547        196,662        73,399
       12/31/58           5,116          239,403          26,648        266,051        69,711
       12/31/59          14,487          260,750          47,285        308,035        69,413
       12/31/60          12,216          244,571          60,887        305,458        68,446
       12/31/61          12,799          262,910          83,479        346,389        67,418
       12/31/62           6,319          191,487          73,223        264,710        65,143
       12/31/63           9,227          205,607          94,268        299,875        63,590
       12/31/64           9,923          198,421         107,998        306,419        62,459
       12/31/65          12,757          225,255         145,661        370,916        61,763
       12/31/66          24,135          189,601         158,410        348,011        64,430
       12/31/67          28,440          228,946         232,144        461,090        66,401
       12/31/68          29,099          211,733         256,462        468,195        69,003
       12/31/69          12,581          162,510         218,142        380,652        69,986
       12/31/70           4,495          139,496         203,486        342,982        69,223
       12/31/71           9,498          133,615         219,440        353,055        69,109
       12/31/72           9,192          129,330         243,386        372,716        68,633
       12/31/73           4,408          103,616         223,115        326,731        66,855
       12/31/74               0           73,168         173,873        247,041        64,865
       12/31/75               0           85,275         223,115        308,390        63,102
       12/31/76          10,166           98,133         289,582        387,715        63,565
       12/31/77          13,091           87,043         290,631        377,674        64,760
       12/31/78          16,463           78,911         298,167        377,078        66,370
       12/31/79          18,820          106,167         433,773        539,940        68,772
       12/31/80          55,081          136,243         600,430        736,673        75,144
       12/31/81          65,009          120,522         518,239        638,761        86,666
       12/31/82          18,042          128,437         493,997        622,434        92,304
       12/31/83          29,906          161,024         578,434        739,458        98,760
       12/31/84          26,760          170,504         584,155        754,659       104,585
       12/31/85          40,018          211,307         690,668        901,975       112,723
       12/31/86          77,109          226,632         745,438        972,070       125,890
       12/31/87         174,683          200,276         760,369        960,645       148,345
       12/31/88          33,263          231,501         866,455      1,097,956       154,853
       12/31/89         166,796          269,717       1,133,269      1,402,986       177,282
       12/31/90          28,044          250,146       1,049,910      1,300,056       182,282
       12/31/91          66,461          300,626       1,298,210      1,598,836       191,508
       12/31/92         170,497          327,575       1,586,004      1,913,579       212,897
       12/31/93           2,110          372,854       1,893,677      2,266,531       211,430
       12/31/94               0          365,190       1,902,509      2,267,699       210,557
        8/31/95               0          473,197       2,545,512      3,018,709       209,487

        Totals        1,233,211          473,197       2,545,512      3,018,709       209,487

            Average Annual Total Return for This Illustration:  12.25% (Annual Compounding)






                  Average Annual Total Returns                1-Year    5-Year     10-Year
                       at Net Asset Value                     ------    ------     -------
                   for Periods Ending   6/30/95:              26.32%    16.13%     14.32%

                                    NEUBERGER & BERMAN FOCUS

                   ========================= COST OF SHARES ===========================

                                  Annual       Cumulative       Total        Annual Cap
                  Cumulative      Income         Income      Investment         Gain
         Date     Investment     Dividends     Dividends        Cost        Distribution

       8/31/77      10,000         2,230        17,323         27,232           1,939
       8/31/78      10,000         2,425        19,748         29,748           2,631
       8/31/79      10,000         3,158        22,906         32,906           3,490
       8/31/80      10,000         3,951        26,857         36,857           4,191
       8/31/81       10,00         5,579        32,436         42,436          12,716
       8/31/82      10,000         8,199        40,635         50,635          15,446
       8/31/83      10,000         8,699        49,334         59,334           4,436
       8/31/84      10,000         9,691        59,025         69,025           7,580
       8/31/85      10,000         9,081        68,106         78,106           6,969
       8/31/86      10,000        10,569        78,675         88,675          10,684
       8/31/87      10,000        11,157        89,832         99,832          21,046
       8/31/88      10,000         8,807        98,639        108,639          48,561
       8/31/89      10,000         8,973       107,612        117,612           9,433
       8/31/90      10,000         8,987       116,599        126,599          48,090
       8/31/91      10,000         7,572       124,172        134,172           8,209
       8/31/92      10,000         8,144       132,316        142,316          19,739
       8/31/93      10,000         6,791       139,107        149,107          51,238
       8/31/94      10,000         6,710       145,817        155,817          45,629
       8/31/95      10,000         5,822       151,639        161,639          43,083

       Totals                    151,639                                      387,682

                  =========================== VALUE OF SHARES=================================

                                From Cap                   From
                     From        Gains                   Dividends
         Date     Investment   Reinvested   Sub Total   Reinvested   Total Value    Shares Held
       8/31/77     24,299       29,207      53,506       21,716         75,222         5,159
       8/31/78     26,133       34,517      60,650       26,217         86,867         5,540
       8/31/79     29,884       43,675      73,559       33,784        107,343         5,987
       8/31/80     37,917       61,280      99,197       48,394        147,591         6,488
       8/31/81     35,767       70,225     105,992       51,100        157,092         7,320
       8/31/82     26,550       66,476      93,026       45,548        138,574         8,699
       8/31/83     32,801       88,080     120,881       67,947        188,828         9,595
       8/31/84     31,416       92,348     123,764       75,287        199,051        10,560
       8/31/85     33,167      105,513     138,680       89,933        228,613        11,488
       8/31/86     35,117      124,321     159,438      107,689        267,127        12,678
       8/31/87     40,650      172,364     213,014      139,741        352,755        14,643
       8/31/88     28,766      163,857     192,623      106,906        299,529        17,354
       8/31/89     36,333      219,324     255,657      146,768        402,425        18,460
       8/31/90     30,083      227,279     257,362      130,065        387,427        21,464
       8/31/91     33,416      262,297     295,713      153,540        449,253        22,407






                  =========================== VALUE OF SHARES=================================

                                From Cap                   From
                     From        Gains                   Dividends
         Date     Investment   Reinvested   Sub Total   Reinvested   Total Value    Shares Held
       8/31/92     35,084      297,046     332,130      170,166        502,296        23,862
       8/31/93     39,999      401,852     441,851      202,320        644,171        26,840
       8/31/94     40,700      457,204     497,904      212,966        710,870        29,110
       8/31/95     48,134      598,363     646,497      259,653        906,150        31,376

       Totals      48,134      598,363     646,497      259,653        906,150        31,376

       Average Annual Total Return for This Illustration:  11.97% (Annual Compounding)

          Average Annual Total Returns                    1-Year          5-Year    10-Year
               at Net Asset Value
          for Period Ending  6/30/95:                     26.38%          15.48%    14.00%


                                         FROM SELECTED SECTORS TRUST

                                            PREPARED FOR:  BARBARA

                                               Sales                       Net Asset       Initial
                    Initial    Offering       Charge          Shares         Value        Net Asset
         Date     Investment     Price       Included       Purchased      per Share        Value
         -----    ----------   --------      --------       ---------      ----------     ---------
       10/19/55   $10,000.00    $2.5084        0.00%          3,986.666     $2.5084        $10,000

                                Dividends and Capital Gains Reinvested

                      ============= C O S T  O F  S H A R E S =============
                                    Annual      Cumulative       Total         Annual
                     Cumulative     Income        Income      Investment      Cap Gain
          Date       Investment    Dividends    Dividends        Cost        Distrib'n
          ----       ----------    ---------    ----------     ---------    -----------
       8/31/56        10,000             0               0       10,000             0
       8/31/57        10,000           165             165       10,165           393
       8/31/58        10,000           169             334       10,334           516
       8/31/59        10,000           226             560       10,560           327
       8/31/60        10,000           182             741       10,741           994
       8/31/61        10,000           193             935       10,935           896
       8/31/62        10,000           118           1,053       11,053           998
       8/31/63        10,000           235           1,288       11,288           527
       8/31/64        10,000           373           1,661       11,661           828
       8/31/65        10,000           439           2,100       12,100           951
       8/31/66        10,000           499           2,599       12,599         1,304
       8/31/67        10,000           592           3,190       13,190         2,609
       8/31/68        10,000           683           3,873       13,873         3,238
       8/31/69        10,000           930           4,803       14,803         3,464
       8/31/70        10,000         1,358           6,162       16,162         1,567
       8/31/71        10,000         1,520           7,682       17,682           593
       8/31/72        10,000         1,247           8,929       18,929         1,325
       8/31/73        10,000         1,028           9,956       19,956         1,356
       8/31/74        10,000         1,207          11,164       21,164           690
       8/31/75        10,000         1,785          12,949       22,949             0
       8/31/76        10,000         2,145          15,094       25,094             0
       8/31/77        10,000         2,230          17,323       27,323         1,939
       8/31/78        10,000         2,425          19,748       29,748         2,631
       8/31/79        10,000         3,158          22,906       32,906         3,490
       8/31/80        10,000         3,951          26,857       36,857         4,191
       8/31/81        10,000         5,579          32,436       42,436        12,716
       8/31/82        10,000         8,199          40,635       50,635        15,446
       8/31/83        10,000         8,699          49,334       59,334         4,436
       8/31/84        10,000         9,691          59,025       69,025         7,580
       8/31/85        10,000         9,081          68,106       78,106         6,969
       8/31/86        10,000        10,569          78,675       88,675        10,684
       8/31/87        10,000        11,157          89,832       99,832        21,046
       8/31/88        10,000         8,807          98,639      108,639        48,561






                                    Annual      Cumulative       Total         Annual
                     Cumulative     Income        Income      Investment      Cap Gain
          Date       Investment    Dividends    Dividends        Cost        Distrib'n
          ----       ----------    ---------    ----------     ---------    -----------
       8/31/89        10,000         8,973         107,612      117,612         9,433
       8/31/90        10,000         8,987         116,599      126,599        48,090
       8/31/91        10,000         7,572         124,172      134,172         8,209
       8/31/92        10,000         8,144         132,316      142,316        19,739
       8/31/93        10,000         6,791         139,107      149,107        51,238
       8/31/94        10,000         1,284         140,391      150,391           642
       8/31/95        10,000         3,219         143,610      153,610             0

       Totals                      143,610                                    299,612


                       ===================== VALUE OF SHARES ==========================
                                         From                        From
                         From          Cap Gains       Sub-       Dividends       Total       Shares
       Date           Investment      Reinvested      Total       Reinvested      Value        Held
       ---            ----------      ----------      -----       ----------      -----        -----
       8/31/56            13,082             0        13,082               0      13,082       3,987
       8/31/57            13,343           439        13,782             184      13,966       4,173
       8/31/58            13,022           995        14,017             366      14,383       4,403
       8/31/59            17,576         1,780        19,356             795      20,151       4,571
       8/31/60            18,891         3,108        21,999           1,073      23,072       4,869
       8/31/61            20,491         4,497        24,988           1,407      26,395       5,135
       8/31/62            16,392         4,432        20,824           1,224      22,048       5,362
       8/31/63            19,283         5,929        25,212           1,760      26,972       5,576
       8/31/64            19,692         6,927        26,619           2,190      28,809       5,833
       8/31/65            21,250         8,509        29,759           2,841      32,600       6,116
       8/31/66            21,350         9,776        31,126           3,323      34,449       6,433
       8/31/67            28,650        17,059        45,709           5,353      51,062       7,105
       8/31/68            28,016        19,965        47,981           5,928      53,909       7,671
       8/31/69            23,799        20,063        43,862           5,869      49,731       8,330
       8/31/70            18,833        17,235        36,068           5,822      41,890       8,867
       8/31/71            22,017        20,853        42,870           8,613      51,483       9,322
       8/31/72            21,783        22,065        43,848           9,870      53,718       9,831
       8/31/73            19,151        20,718        39,869           9,677      49,546      10,314
       8/31/74            15,166        16,907        32,073           8,536      40,609      10,674
       8/31/75            20,167        22,480        42,647          13,779      56,426      11,155
       8/31/76            23,783        26,512        50,295          18,869      69,164      11,594
       8/31/77            24,299        29,207        53,506          21,716      75,222      12,341
       8/31/78            26,133        34,517        60,650          26,217      86,867      13,252
       8/31/79            29,884        43,675        73,559          33,784     107,343      14,320
       8/31/80            37,917        61,280        99,197          48,394     147,591      15,518
       8/31/81            35,767        70,225       105,992          51,100     157,092      17,510
       8/31/82            26,549        66,476        93,025          45,548     138,573      20,808
       8/31/83            32,801        88,080       120,881          67,947     188,828      22,951
       8/31/84            31,416        92,348       123,764          75,287     199,051      25,259
       8/31/85            33,167       105,513       138,680          89,933     228,613      27,479
       8/31/86            35,117       124,231       159,438          107,689    267,127      30,326
       8/31/87            40,650       172,364       213,014          139,741    352,755      34,596
       8/31/88            28,766       163,857       192,623          106,906    299,529      41,511
       8/31/89            36,333       219,324       255,657          146,768    402,425      44,156
       8/31/90            30,083       227,279       257,362          130,065    387,427      51,342
       8/31/91            33,416       262,297       295,713          153,540    449,253      53,597
       8/31/92            35,083       297,046       332,129          170,166    502,295      57,078
       8/31/93            39,986       401,714       441,700          202,250    643,950      64,202
       8/31/94            45,288       455,662       500,950          230,430    731,380      64,382
       8/31/95            57,448       578,001       635,449          296,604    932,053      64,681

       Totals             57,448       578,001       635,449          296,604    932,053      64,681


       Average Annual Total Return for This Illustration:   12.05% (Annual Compounding)






     Average Annual Total Returns            1-Year       5-Year         10-Year
          at Net Asset Value                 ------       ------         -------
      for Periods Ending 6/30/95:            26.32%       16.13%          14.32%

                                       FROM GENESIS TRUST

                                     PREPARED FOR:  BARBARA

                                                      Sales                          Net Asset        Initial
                     Initial        Offering         Charge          Shares            Value         Net Asset
         Date       Investment        Price         Included        Purchased        per Share         Value
         ----       ----------      --------        --------        ---------       ----------       ---------

       9/27/88      $10,000.00       $5.8343          0.00%         1,714.000         $5.8343         $10,000

                          Dividends and Capital Gains Reinvested

                   ============== C O S T  O F  S H A R E S =================
                                    Annual         Cumulative        Total          Annual
                   Cumulative       Income           Income        Investment      Cap Gain
         Date      Investment      Dividends       Dividends         Cost          Distrib'n
         ----      ----------      ---------       ----------      ---------      -----------
        13/31/88     10,000              20               20         10,020              0
        12/31/89     10,000              40               60         10,060            240
        12/31/90     10,000              82              142         10,142              0
        12/31/91     10,000              21              163         10,163            186
        12/31/92     10,000               0              163         10,163              0
        12/31/93     10,000               0              163         10,163             18
        12/31/94     10,000               0              163         10,163              9
         8/31/95     10,000               0              163         10,163              0

          Totals                        163                                            454


                    =============== V A L U E  O F  S H A R E S ==================
                                    From                    From
                      From        Cap Gains     Sub-     Dividends         Total        Shares
         Date      Investment    Reinvested     Total    Reinvested        Value         Held
         ----      ----------    ----------     -----    ----------        -----         -----
        13/31/88     10,320             0      10,320         20           10,340       1,717
        12/31/89     11,820           240      12,060         63           12,123       1,758
        12/31/90      9,820           200      10,020        134           10,154       1,772
        12/31/91     13,700           465      14,165        208           14,373       1,798
        12/31/92     15,840           537      16,377        241           16,618       1,798
        12/31/93     18,100           632      18,732        275           19,007       1,800
        12/31/94     17,792           630      18,422        270           18,692       1,801
         8/31/95     21,683           768      22,451        329           22,780       1,801







          Totals     21,683           768      22,451        329           22,780       1,801

       Average Annual Total Return for This Illustration:   12.62% (Annual Compounding)

              Average Annual Total Returns      1-Year  5-Year    Since Inception (9/27/88)
                   at Net Asset Value           ------  ------    -------------------------
              for Periods Ending 6/30/95:       16.33%  11.54%           11.68%

                                     FROM GENESIS TRUST

                                    PREPARED FOR:  BARBARA

                                                   Sales                       Net Asset      Initial
                      Initial       Offering       Charge         Shares         Value       Net Asset
          Date       Investment       Price       Included       Purchased     per Share       Value
          ----       ----------     -------       --------       ---------     ---------     ---------

       9/27/88       $10,000.00     $5.8343        0.00%         1,714.000      $5.8343       $10,000

                           Dividends and Capital Gains Reinvested

                  =============== C O S T  O F  S H A R E S ==============
                                   Annual       Cumulative         Total          Annual
                   Cumulative      Income         Income        Investment       Cap Gain
         Date      Investment     Dividends      Dividends         Cost         Distrib'n
         ----      ----------     ---------      ---------       ---------      ---------
       8/31/89       10,000            20            20           10,020              0
       8/31/90       10,000            40            60           10,060            240
       8/31/91       10,000            82           142           10,142              0
       8/31/92       10,000            21           163           10,163            186
       8/31/93       10,000             0           163           10,163              0
       8/31/94       10,000             0           163           10,163             18
       8/31/95       10,000             0           163           10,163              9

       Totals                         163                                           454

                    ==================== VALUE OF SHARES =======================
                                     From                       From
                      From        Cap Gains        Sub-      Dividends      Total       Shares
       Date        Investment     Reinvested      Total      Reinvested     Value        Held
       ----        ----------     ----------      -----      ----------     -----       ------
       8/31/89       13,020              0        13,020          25       13,045       1,717
       8/31/90        9,980            203        10,183          53       10,236       1,758
       8/31/91       13,400            273        13,673         183       13,856       1,772
       8/31/92       13,880            471        14,351         211       14,562       1,798
       8/31/93       17,226            584        17,810         262       18,072       1,798
       8/31/94       18,151            634        18,785         276       19,061       1,800
       8/31/95       21,683            768        22,451         329       22,780       1,801

       Totals        21,683            768        22,451         329       22,780       1,801

       Average Annual Total Return for This Illustration:   12.62% (Annual Compounding)

              Average Annual Total Returns       1-Year   5-Year    Since Inception (9/27/88)
                  at Net Asset Value             ------   ------    -------------------------
              for Periods Ending 9/30/95:        22.18%   19.27%             12.66%







                                    FROM GUARDIAN TRUST

                                   PREPARED FOR:  BARBARA


                                               Sales                     Net Asset        Initial
                    Initial      Offering      Charge       Shares         Value         Net Asset
        Date      Investment       Price      Included     Purchased     per Share         Value
        ----      ----------     --------     --------     ---------     ---------       ---------

       6/1/50     $200,000.00    $1.8674       0.00%      107,100.000     $1.8674         $200,000


                               Systematic Withdrawal Plan
                        Dividends and Capital Gains Reinvested
           Monthly Withdrawals of $1,666.67 (10.0% Annually) Beginning  6/30/50

                       ================= AMOUNTS WITHDRAWN ========================
                         From                                                               Annual
                        Income            From            Annual         Cumulative        Cap Gain
          Date         Dividends        Principal         Total             Total         Distrib'n
          ----         ---------        ---------         ------         ----------       ---------
        12/31/50           1,949           9,718           11,667             11,667              0
        12/31/51           8,912          11,088           20,000             31,667          4,011
        12/31/52           7,746          12,254           20,000             51,667          5,294
        12/31/53           7,508          12,492           20,000             71,667          1,195
        12/31/54           6,623          13,377           20,000             91,667          8,092
        12/31/55           7,297          12,703           20,000            111,667         14,484
        12/31/56           8,168          11,832           20,000            131,667         11,270
        12/31/57           8,166          11,834           20,000            151,667          4,022
        12/31/58           8,448          11,552           20,000            171,667          7,844
        12/31/59           7,257          12,743           20,000            191,667         29,528
        12/31/60           8,672          11,328           20,000            211,667          8,561
        12/31/61           7,963          12,037           20,000            231,667         24,917
        12/31/62           8,563          11,437           20,000            251,667          8,454
        12/31/63           9,171          10,829           20,000            271,667         11,764
        12/31/64           9,205          10,795           20,000            291,667         20,942
        12/31/65          10,119           9,881           20,000            311,667         21,979
        12/31/66          10,391           9,609           20,000            331,667         13,153
        12/31/67          10,141           9,859           20,000            351,667         35,963
        12/31/68          11,847           8,153           20,000            371,667         40,279
        12/31/69          14,336           5,664           20,000            391,667         21,098
        12/31/70          16,016           3,984           20,000            411,667          4,760
        12/31/71          16,556           3,444           20,000            431,667         27,974
        12/31/72          16,575           3,425           20,000            451,667         26,866
        12/31/73          17,922           2,078           20,000            471,667         12,600
        12/31/74          23,031          -3,031           20,000            491,667          2,344
        12/31/75          27,310          -7,310           20,000            511.667          4,072
        12/31/76          26,446          -6,446           20,000            531,667         40,400
        12/31/77          27,585          -7,585           20,000            551,667         31,538






                         From                                                               Annual
                        Income            From            Annual         Cumulative        Cap Gain
          Date         Dividends        Principal         Total             Total         Distrib'n
          ----         ---------        ---------         ------         ----------       ---------
        12/31/78          30,570         -10,570           20,000            571,667         46,444
        12/31/79          34,576         -14,576           20,000            591,667         80,676
        12/31/80          41,729         -21,729           20,000            611,667        165,482
        12/31/81          66,294         -46,294           20,000            631,667         70,690
        12/31/82          68,340         -48,340           20,000            651,667         35,556
        12/31/83          66,325         -46,325           20,000            671,667        109,076
        12/31/84          71,652         -51,652           20,000            691,667         56,355
        12/31/85          93,224         -73,224           20,000            711,667        342,188
        12/31/86          96,987         -76,987           20,000            731,667        290,204
        12/31/87         112,025         -92,025           20,000            751,667        313,521
        12/31/88          93,586         -73,586           20,000            771,667        315,070
        12/31/89         104,904         -84,904           20,000            791,667        342,357
        12/31/90         113,366         -93,366           20,000            811,667         53,901
        12/31/91         105,305         -85,305           20,000            831,667        303,786
        12/31/92          91,918         -71,918           20,000            851,667        237,107
        12/31/93          50,982         -30,982           20,000            871,667          6,718
        12/31/94          81,035         -61,035           20,000            891,667              0
        8/31/95           33,973         -20,640           13,333            905,000              0

         Totals        1,700,716        -795,716          905,000            905,000      3,212,534


                        ======= VALUE OF REMAINING SHARES ========
                        Remaining         Capital
                        Original            Gain           Total           Shares
          Date           Shares            Shares          Value            Held
          ----          ---------        ---------         -----           ------
        12/31/50          205,803               0         205,803           101,950
        12/31/51          217,640           4,164         221,804            98,733
        12/31/52          214,635          10,055         224,690            95,798
        12/31/53          189,442          10,673         200,115            90,738
        12/31/54          229,670          22,978         252,648            88,659
        12/31/55          238,303          40,212         278,515            89,362
        12/31/56          228,625          52,308         280,933            89,388
        12/31/57          186,916          49,235         236,151            87,033
        12/31/58          235,536          73,907         309,443            85,637
        12/31/59          226,001         105,441         331,442            90,647
        12/31/60          222,016         118,118         340,134            89,902
        12/31/61          239,690         159,191         398,881            92,910
        12/31/62          197,144         147,404         344,548            92,161
        12/31/63          215,254         181,382         396,636            92,347
        12/31/64          219,173         214,377         433,550            94,492
        12/31/65          225,462         252,809         478,271            96,976
        12/31/66          197,924         245,799         443,723            97,904
        12/31/67          220,178         323,669         543,847           103,273
        12/31/68          216,850         370,879         587,729           109,129
        12/31/69          179,328         336,080         515,408           112,607
        12/31/70          171,975         334,938         506,913           112,917
        12/31/71          181,013         389,433         570,446           118,954
        12/31/72          184,207         430,959         615,166           123,657
        12/31/73          150,890         368,713         519,603           126,534
        12/31/74          124,819         298,471         423,290           128,353
        12/31/75          173,644         400,266         573,910           131,169
        12/31/76          221,270         537,271         758,541           140,602
        12/31/77          208,687         520,363         729,050           148,613
        12/31/78          214,664         556,158         770,822           160,613
        12/31/79          274,553         756,693       1,031,246           178,254
        12/31/80          317,570         980,308       1,297,878           207,777
        12/31/81          314,589         901,452       1,216,041           230,021
        12/31/82          425,892       1,110,224       1,536,116           243,658
        12/31/83          530,917       1,372,115       1,903,032           266,216
        12/31/84          585,533       1,434,323       2,019,856           281,382
        12/31/85          673,563       1,829,577       2,503,140           341,077
        12/31/86          726,309       2,055,106       2,781,415           390,624
        12/31/87          694,140       2,041,976       2,736,116           454,604
        12/31/88          858,447       2,623,825       3,482,272           510,892
        12/31/89        1,015,474       3,194,664       4,210,138           568,321
        12/31/90        1,019,797       2,971,539       3,991,336           589,942
        12/31/91        1,352,732       3,986,428       5,339,160           636,775
        12/31/92        1,600,592       4,731,383       6,331,975           669,848
        12/31/93        1,834,180       5,332,300       7,166,480           673,541
        12/31/94        1,902,833       5,352,346       7,255,179           679,324
        8/31/95         2,486,742       6,930,987       9,417,729           680,964






                        Remaining         Capital
                        Original            Gain           Total           Shares
          Date           Shares            Shares          Value            Held
          ----          ---------        ---------         -----           ------
        12/31/50          205,803               0         205,803           101,950

         Totals         2,486,742       6,930,987       9,417,729           680,964

       Average Annual Return for This Illustration:  12.98% (Annual Compounding)

              Average Annual Total Returns      1-Year   5-Year    10-Year
                 at Net Asset Value             ------   ------    -------
              for Periods Ending  6/30/95:      24.88%   16.17%    14.92%

                                        FROM GUARDIAN TRUST

                                       PREPARED FOR:  BARBARA

                                                 Sales                      Net Asset        Initial
                     Initial     Offering        Charge         Shares        Value         Net Asset
         Date       Investment     Price        Included      Purchased     per Share         Value
         -----     -----------   --------      ---------      ----------    ---------       ---------

        6/1/50      $10,000.00    $1.8674        0.00%        5,355.000      $1.8674         $10,000

                           Dividends and Capital Gains Reinvested

                    =============== C O S T  O F  S H A R E S ================
                                    Annual         Cumulative        Total          Annual
                   Cumulative       Income           Income        Investment      Cap Gain
         Date      Investment      Dividends       Dividends         Cost          Distrib'n
         ----      ----------      ---------       ----------      ---------      -----------
       8/31/50       10,000               0                0         10,000              0
       8/31/51       10,000             406              406         10,406              0
       8/31/52       10,000             511              917         10,917            228
       8/31/53       10,000             488            1,404         11,404            330
       8/31/54       10,000             512            1,916         11,916             82
       8/31/55       10,000             506            2,421         12,421            609
       8/31/56       10,000             611            3,033         13,033          1,177
       8/31/57       10,000             729            3,761         13,761            984
       8/31/58       10,000             867            4,629         14,629            378
       8/31/59       10,000             869            5,498         15,498            797
       8/31/60       10,000             842            6,340         16,340          3,194
       8/31/61       10,000           1,013            7,352         17,352            985
       8/31/62       10,000           1,012            8,364         18,364          3,028
       8/31/63       10,000           1,117            9,481         19,481          1,086
       8/31/64       10,000           1,268           10,750         20,750          1,597
       8/31/65       10,000           1,353           12,102         22,102          2,983
       8/31/66       10,000           1,553           13,656         23,656          3,275
       8/31/67       10,000           1,649           15,305         25,305          2,046
       8/31/68       10,000           1,724           17,029         27,029          5,829
       8/31/69       10,000           2,081           19,110         29,110          6,776
       8/31/70       10,000           2,566           21,676         31,676          3,678
       8/31/71       10,000           3,298           24,974         34,974            866
       8/31/72       10,000           3,258           28,232         38,232          5,285
       8/31/73       10,000           3,355           31,587         41,587          5,256
       8/31/74       10,000           3,872           35,458         45,458          2,555
       8/31/75       10,000           5,577           41,036         51,036            495
       8/31/76       10,000           6,125           47,161         57,161            895
       8/31/77       10,000           6,287           53,448         63,448          9,159
       8/31/78       10,000           6,693           60,142         70,142          7,349
       8/31/79       10,000           7,695           67,837         77,837         11,115
       8/31/80       10,000           9,009           76,845         86,845         19,773






                                    Annual         Cumulative        Total          Annual
                   Cumulative       Income           Income        Investment      Cap Gain
         Date      Investment      Dividends       Dividends         Cost          Distrib'n
         ----      ----------      ---------       ----------      ---------      -----------
       8/31/81       10,000          11,305           88,150         98,150         41,343
       8/31/82       10,000          17,522          105,672        115,672         17,945
       8/31/83       10,000          18,076          123,748        133,748          9,177
       8/31/84       10,000          20,004          143,752        153,752         28,486
       8/31/85       10,000          19,528          163,281        173,281         14,879
       8/31/86       10,000          27,134          190,415        200,415         91,183
       8/31/87       10,000          27,958          218,373        228,373         77,910
       8/31/88       10,000          26,953          245,325        255,325         84,700
       8/31/89       10,000          26,927          272,252        282,252         85,664
       8/31/90       10,000          30,193          302,445        312,445         93,568
       8/31/91       10,000          31,735          334,181        344,181         14,818
       8/31/92       10,000          24,360          358,541        368,541         83,874
       8/31/93       10,000          25,329          383,870        393,870         65,697
       8/31/94       10,000          13,106          396,976        406,976          1,867
       8/31/95       10,000          22,667          419,643        429,643              0

       Totals                       419,643                                        812,922


                    ===================== VALUE OF SHARES ==========================
                                     From                        From
                      From        Cap Gains        Sub-       Dividends        Total        Shares
         Date      Investment     Reinvested       Total      Reinvested       Value         Held
         ----      ----------     ----------       -----      ----------       -----        ------
       8/31/50       10,070              0         10,070           0         10,070         5,355
       8/31/51       11,960              0         11,960         436         12,396         5,550
       8/31/52       12,279            242         12,521         978         13,499         5,887
       8/31/53       11,451            549         12,000       1,384         13,384         6,259
       8/31/54       13,450            740         14,190       2,182         16,372         6,518
       8/31/55       17,130          1,719         18,849       3,341         22,190         6,937
       8/31/56       17,380          3,019         20,399       4,024         24,423         7,525
       8/31/57       16,320          3,830         20,150       4,500         24,650         8,088
       8/31/58       16,960          4,427         21,387       5,636         27,023         8,532
       8/31/59       21,271          6,483         27,754       8,004         35,758         9,002
       8/31/60       20,160          9,559         29,719       8,470         38,189        10,144
       8/31/61       23,360         12,273         35,633      10,902         46,535        10,668
       8/31/62       19,769         13,016         32,785      10,163         42,948        11,633
       8/31/63       23,170         16,559         39,729      13,134         52,863        12,218
       8/31/64       24,960         19,612         44,572      15,480         60,052        12,884
       8/31/65       25,860         23,410         49,270      17,411         66,681        13,808
       8/31/66       23,260         23,993         47,253      17,072         64,325        14,809
       8/31/67       29,449         32,922         62,371      23,464         85,835        15,608
       8/31/68       28,760         38,443         67,203      24,725         91,928        17,117
       8/31/69       25,960         40,738         66,698      24,245         90,943        18,760
       8/31/70       21,620         37,139         58,759      22,637         81,396        20,161
       8/31/71       26,400         46,409         72,809      31,308        104,117        21,119
       8/31/72       26,850         53,451         80,301      35,383        115,684        23,072
       8/31/73       22,880         50,080         72,960      33,326        106,286        24,876
       8/31/74       17,809         41,114         58,923      29,267         88,190        26,517
       8/31/75       22,720         53,090         75,810      43,788        119,598        28,189
       8/31/76       28,039         66,646         94,685      60,968        155,653        29,726
       8/31/77       27,441         74,636        102,077      65,961        168,038        32,793
       8/31/78       30,261         90,846        121,107      80,290        201,397        35,640
       8/31/79       32,421        111,545        143,966      95,231        239,197        39,509
       8/31/80       34,021        140,270        174,291     109,849        284,140        44,726
       8/31/81       30,591        163,434        194,025     109,262        303,287        53,092
       8/31/82       28,740        172,049        200,789     190,863        321,652        59,932
       8/31/83       39,531        247,290        286,821     186,311        473,132        64,094
       8/31/84       38,119        267,922        306,041     200,382        506,423        71,141
       8/31/85       43,360        321,569        364,929     248,996        613,925        75,820
       8/31/86       45,770        452,146        497,916     294,520        792,436        92,713
       8/31/87       50,319        596,296        646,615     357,180      1,003,795       106,823
       8/31/88       38,510        554,756        593,266     303,185        896,451       124,656
       8/31/89       45,669        763,809        809,478     390,876      1,200,354       140,747
       8/31/90       35,710        681,487        717,319     333,090      1,050,409       157,517
       8/31/91       44,701        871,487        916,188     454,426      1,370,614       164,198
       8/31/92       47,200      1,008,398      1,055,598     505,323      1,560,921       177,092
       8/31/93       54,996      1,246,328      1,301,324     616,108      1,917,432       186,702
       8/31/94       60,350      1,369,662      1,430,012     690,165      2,120,177       188,126
       8/31/95       74,060      1,680,783      1,754,843     874,469      2,629,312       190,117






                                     From                        From
                      From        Cap Gains        Sub-       Dividends        Total        Shares
         Date      Investment     Reinvested       Total      Reinvested       Value         Held
         ----      ----------     ----------       -----      ----------       -----        ------

       Totals        74,060      1,680,783      1,754,843     874,469      2,629,312       190,117

       Average Annual Total Return for This Illustration:  13.10% (Annual Compounding)


              Average Annual Total Returns      1-Year   5-Year    10-Year
                   at Net Asset Value           ------   ------    -------
              for Periods Ending 6/30/95:       24.88%   16.17%     14.92%

                                    FROM MANHATTAN TRUST

                                   PREPARED FOR:  BARBARA

                                               Sales                     Net Asset         Initial
                    Initial      Offering      Charge       Shares         Value          Net Asset
       Date       Investment       Price      Included     Purchased     per Share          Value
       ----       ----------     --------     --------     ---------     ----------       ---------

       3/1/79     $100,000.00    $1.9814       0.00%      50,468.754      $1.9814         $100,000


                                Systematic Withdrawal Plan
                          Dividends and Capital Gains Reinvested
             Monthly Withdrawals of $666.67 (8.0% Annually) Beginning 3/31/79

                    =============== AMOUNTS WITHDRAWN ===================
                      From                                                      Annual
                     Income           From          Annual      Cumulative     Cap Gain
         Date       Dividends      Principal        Total          Total       Distrib'n
         ----       ---------      ---------        -----       ----------     ---------
       12/31/79        1,883          4,784          6,667           6,667              0
       12/31/80        3,280          4,720          8,000          14,667              0
       12/31/81        3,547          4,453          8,000          22,667              0
       12/31/82        4,551          3,449          8,000          30,667              0
       12/31/83        5,835          2,165          8,000          38,667              0
       12/31/84        6,138          1,862          8,000          46,667              0
       12/31/85        3,726          4,274          8,000          54,667              0
       12/31/86        2,675          5,325          8,000          62,667         42,676
       12/31/87        3,393          4,607          8,000          70,667          5,279
       12/31/88       13,101         -5,101          8,000          78,667         32,377
       12/31/89        7,517            483          8,000          86,667         43,849
       12/31/90        7,337            663          8,000          94,667          6,879
       12/31/91        5,131          2,869          8,000         102,667         18,658
       12/31/92        2,400          5,600          8,000         110,667         80,646
       12/31/93          351          7,649          8,000         118,667            351
       12/31/94          694          7,306          8,000         126,667          2,776
        8/31/95            0          5,333          5,333         132,000              0

         Totals       71,560         60,440        132,000         132,000        233,490


                   ===== VALUE OF REMAINING SHARES =====
                    Remaining        Capital
                     Original         Gain         Total          Shares
         Date         Shares         Shares        Value           Held
         ----        ---------       ------        -----          ------
       12/31/79       127,622           0         127,622           48,354
       12/31/80       164,831           0         164,831           46,805
       12/31/81       145,245           0         145,245           45,437
       12/31/82       177,074           0         177,074           44,510
       12/31/83       216,209           0         216,209           44,200
       12/31/84       222,819           0         222,819           43,884
       12/31/85       296,292           0         296,292           43,206
       12/31/86       294,506      43,543         338,049           48,800
       12/31/87       285,291      47,334         332,625           48,879
       12/31/88       298,976      84,694         383,670           54,834
       12/31/89       345,026     141,659         486,685           60,230
       12/31/90       306,649     132,934         439,583           61,135
       12/31/91       381,160     185,362         566,522           62,828
       12/31/92       386,526     271,417         657,943           70,898
       12/31/93       416,710     298,670         715,380           70,135
       12/31/94       393,206     289,733         682,939           69,688
        8/31/95       515,056     384,045         899,101           69,215

         Totals       515,056     384,045         899,101           69,215

     Average Annual Total Return for This Illustration:   18.35% (Annual Compounding)

          Average Annual Total Returns      1-Year    5-Year     10-Year
               at Net Asset Value           ------    ------     -------
          for Periods Ending 6/30/95:       28.38%    12.59%     13.93%


                                     FROM MANHATTAN TRUST

                                    PREPARED FOR:  BARBARA

                                                    Sales                    Net Asset      Initial
                      Initial       Offering       Charge        Shares        Value       Net Asset
         Date        Investment       Price       Included     Purchased     per Share       Value
         ----        ----------     --------      --------     ---------     ---------     ---------

        3/1/79       $10,000.00      $1.9814        0.00%      5,046.875      $1.9814       $10,000


                       Dividends and Capital Gains Reinvested

                   ============== C O S T  O F  S H A R E S =================
                                      Annual       Cumulative        Total          Annual
                   Cumulative         Income         Income        Investment      Cap Gain
       Date        Investment       Dividends       Dividends        Cost          Distrib'n
       ----        ----------       ---------       ---------      ---------       ---------
       8/31/79         10,000              0               0         10,000              0
       8/31/80         10,000            553             553         10,553              0
       8/31/81         10,000            407             960         10,960              0
       8/31/82         10,000            542           1,501         11,501              0
       8/31/83         10,000            733           2,234         12,234              0
       8/31/84         10,000            801           3,035         13,035              0
       8/31/85         10,000            505           3,540         13,540              0
       8/31/86         10,000            373           3,913         13,913          2,749
       8/31/87         10,000            485           4,398         14,398          4,022
       8/31/88         10,000            937           5,335         15,335          4,464
       8/31/89         10,000            989           6,324         16,324            247
       8/31/90         10,000          1,137           7,461         17,461          6,632
       8/31/91         10,000          1,130           8,590         18,590          1,059
       8/31/92         10,000            803           9,393         19,393          2,919
       8/31/93         10,000            381           9,774         19,774         12,795
       8/31/94         10,000             56           9,830         19,830             56
       8/31/95         10,000            113           9,943         19,943            451

       Totals                          9,943                                        35,395

                    =============== V A L U E  O F  S H A R E S ==================
                                    From                      From
                      From        Cap Gains      Sub-      Dividends        Total        Shares
         Date      Investment    Reinvested      Total     Reinvested       Value         Held
        -----      ----------    ----------     ------     ----------       -----        ------
       8/31/79       12,383             0      12,383            0         12,383         5,047
       8/31/80       15,469             0      15,469          649         16,118         5,259
       8/31/81       15,586             0      15,586        1,037         16,623         5,383
       8/31/82       16,015             0      16,015        1,661         17,676         5,570
       8/31/83       23,633             0      23,633        3,290         26,923         5,750
       8/31/84       25,039             0      25,039        4,385         29,424         5,931
       8/31/85       30,430             0      30,430        5,872         36,302         6,021
       8/31/86       38,632         3,199      41,831        7,889         49,720         6,495
       8/31/87       47,343         9,210      56,553       10,245         66,798         7,121
       8/31/88       33,867        11,378      45,245        8,334         53,579         7,984
       8/31/89       47,187        16,184      63,371       12,933         76,304         8,161
       8/31/90       36,954        18,683      55,637       11,158         66,795         9,123
       8/31/91       45,117        24,128      69,245       15,028         84,273         9,427
       8/31/92       45,273        27,115      72,388       15,879         88,267         9,840
       8/31/93       50,519        44,058      94,577       18,129        112,706        11,259
       8/31/94       52,337        45,699      98,036       18,838        116,874        11,270
       8/31/95       65,559        57,843      123,402      23,747        147,149        11,328

       Totals        65,559        57,843      123,402      23,747        147,149        11,328

       Average Annual Total Return for This Illustration:   17.70% (Annual Compounding)

              Average Annual Total Returns  1-Year    5-Year     10-Year
                   at Net Asset Value       ------    ------     -------
              for Periods Ending 6/30/95:   28.38%    12.59%     13.93%

                                     FROM PARTNERS TRUST

                                    PREPARED FOR:  BARBARA


                                                  Sales                        Net Asset      Initial
                     Initial      Offering        Charge          Shares         Value       Net Asset
         Date       Investment      Price        Included       Purchased      per Share       Value
         ----       ----------    --------      ---------       ----------     ---------     ---------

        1/20/75    $100,000.00    $2.9100         0.00%         34,364.471      $2.9100       $100,000

                                   Systematic Withdrawal Plan
                            Dividends and Capital Gains Reinvested
              Monthly Withdrawals of $666.67 (8.0% Annually) Beginning 2/28/75

                    ============== AMOUNTS WITHDRAWN ===============
                     From                                                 Annual
         Date       Income        From         Annual     Cumulative     Cap Gain
         ----     Dividends     Principal      Total         Total       Distrib'n
                  ---------     ---------      ------      ---------     ---------
       12/31/75     5,318        2,015         7,333        7,333               0
       12/31/76     4,233        3,767         8,000       15,333               0
       12/31/77     3,267        4,733         8,000       23,333               0
       12/31/78     4,122        3,878         8,000       31,333               0
       12/31/79     6,168        1,832         8,000       39,333               0
       12/31/80     9,210       -1,210         8,000       47,333          40,179
       12/31/81    15,507       -7,507         8,000       55,333          53,866
       12/31/82    23,564      -15,564         8,000       63,333               0
       12/31/83    19,017      -11,017         8,000       71,333          44,374
       12/31/84    19,169      -11,169         8,000       79,333           7,188
       12/31/85    18,242      -10,242         8,000       87,333          35,642
       12/31/86    13,684       -5,684         8,000       95,333          69,975
       12/31/87    26,170      -18,170         8,000      103,333         102,242
       12/31/88    27,730      -19,730         8,000      111,333               0
       12/31/89    33,949      -25,949         8,000      119,333          75,346
       12/31/90    36,929      -28,929         8,000      127,333          16,660
       12/31/91    18,002      -10,002         8,000      135,333          40,788
       12/31/92    10,393       -2,393         8,000      143,333          97,911
       12/31/93     1,342        6,658         8,000      151,333           2,685
       12/31/94     2,677        5,323         8,000      159,333          10,707
        8/31/95         0        5,333         5,333      164,666               0

         Totals   298,694     -134,028       164,666      164,666         597,564

                         ======= VALUE OF REMAINING SHARES======
                         Remaining        Capital
                         Original          Gain            Total           Shares
           Date           Shares          Shares           Value            Held
           ----          ---------        -------          -----           ------
         12/31/75         110,735               0          110,735         33,808
         12/31/76         136,496               0          136,496         32,829
         12/31/77         137,664               0          137,664         31,716
         12/31/78         151,649               0          151,649         30,824
         12/31/79         207,212               0          207,212         30,511
         12/31/80         222,076          45,753          267,829         37,168
         12/31/81         184,895          91,414          276,309         48,327
         12/31/82         234,349         105,949          340,298         51,354
         12/31/83         245,016         152,082          397,098         60,372
         12/31/84         259,418         160,969          420,387         63,525
         12/31/85         311,544         225,673          537,217         70,251
         12/31/86         321,789         300,102          621,891         80,341
         12/31/87         295,384         346,029          641,413         95,573
         12/31/88         348,049         384,170          732,219         98,272
         12/31/89         401,420         489,025          890,445        110,640
         12/31/90         386,054         450,928          836,982        117,240
         12/31/91         454,523         561,044        1,015,567        123,586
         12/31/92         487,673         696,987        1,184,660        135,011
         12/31/93         554,180         804,960        1,359,140        134,568
         12/31/94         538,043         799,728        1,337,771        135,128
          8/31/95         683,111       1,024,298        1,707,409        134,654

          Totals          683,111       1,024,298        1,707,409        134,654

     Average Annual Total Return for This Illustration:  18.21% (Annual Compounding)

              Average Annual Total Returns      1-Year    5-Year     10-Year
                   at Net Asset Value           -------   ------     -------
              for Periods Ending 6/30/95:       23.93%    13.22%     13.61%

                                        FROM PARTNERS TRUST

                                       PREPARED FOR:  BARBARA

                                                      Sales                        Net Asset      Initial
                       Initial       Offering        Charge          Shares          Value       Net Asset
         Date        Investment        Price        Included        Purchased      per Share       Value
         ----        ----------      -------        --------        ---------      ---------     ---------

        1/20/75      $10,000.00      $2.9100          0.00%         3,436.447       $2.9100       $10,000


                                  Dividends and Capital Gains Reinvested


                   =============== C O S T  O F  S H A R E S ================
                                Annual           Cumulative       Total          Annual
                   Cumulative   Income           Income           Investment     Cap Gain
       Date        Investment   Dividends        Dividends           Cost        Distrib'n
       ----        ----------   ---------        ----------       ---------      ---------
       8/31/75       10,000             551              551         10,551              0
       8/31/76       10,000             467            1,018         11,018              0
       8/31/77       10,000             383            1,401         11,401              0
       8/31/78       10,000             511            1,912         11,912              0
       8/31/79       10,000             804            2,716         12,716              0
       8/31/80       10,000           1,248            3,965         13,965          5,446
       8/31/81       10,000           2,167            6,131         16,131          7,527
       8/31/82       10,000           3,390            9,521         19,521              0
       8/31/83       10,000           2,802           12,323         22,323          6,537
       8/31/84       10,000           2,883           15,206         25,206          1,081
       8/31/85       10,000           2,795           18,001         28,001          5,461
       8/31/86       10,000           2,127           20,128         30,128         10,879
       8/31/87       10,000           2,409           22,537         32,537         12,101
       8/31/88       10,000           3,739           26,276         36,276          4,006
       8/31/89       10,000           4,786           31,063         41,063          4,206
       8/31/90       10,000           3,090           34,152         44,152          7,945
       8/31/91       10,000           6,011           40,163         50,163          2,709
       8/31/92       10,000           2,956           43,120         53,120          6,694
       8/31/93       10,000           1,722           44,841         54,841         16,219
       8/31/94       10,000             224           45,065         55,065            448
       8/31/95       10,000             449           45,514         55,514          1,796


       Totals                        45,514                                         93,055

                    =============== V A L U E  O F  S H A R E S =================
                                   From                    From
                     From        Cap Gains     Sub-     Dividends        Total        Shares
         Date     Investment    Reinvested     Total    Reinvested       Value         Held
         ----     ----------    ----------     -----    ----------       -----        ------
       8/31/75      11,011             0      11,011        562         11,573        3,612
       8/31/76      13,017             0      13,017      1,122         14,139        3,733
       8/31/77      14,272             0      14,272      1,611         15,883        3,824
       8/31/78      18,039             0      18,039      2,553         20,592        3,923
       8/31/79      21,807             0      21,807      3,959         25,766        4,060
       8/31/80      22,221         5,565      27,786      5,310         33,096        5,118
       8/31/81      18,714        12,022      30,736      6,583         37,319        6,853
       8/31/82      19,295        12,396      31,691     10,333         42,024        7,484
       8/31/83      21,623        20,503      42,126     14,413         56,539        8,985
       8/31/84      21,853        21,871      43,724     17,634         61,358        9,649
       8/31/85      23,630        29,113      52,743     21,864         74,607       10,850
       8/31/86      27,320        45,104      72,424     27,517         99,941       12,571
       8/31/87      30,368        62,659      93,027     33,079        126,106       14,270
       8/31/88      24,809        55,507      80,316     30,914        111,230       15,407
       8/31/89      30,489        72,629      103,118    43,355        146,473       16,509
       8/31/90      26,233        70,024      96,257     40,232        136,489       17,880
       8/31/91      28,943        80,548      109,491    51,605        161,096       19,127
       8/31/92      29,540        89,421      118,961    55,825        174,786       20,333
       8/31/93      34,399       122,629      157,028    66,970        223,998       22,377
       8/31/94      36,221       129,589      165,810    70,749        236,559       22,444
       8/31/95      43,574       158,200      201,774    85,689        287,463       22,671

       Totals       43,574       158,200      201,774    85,689        287,463       22,671

       Average Annual Total Return for This Illustration:   17.69% (Annual Compounding)

              Average Annual Total Returns      1-Year    5-Year     10-Year
                   at Net Asset Value           ------    ------     -------
              for Periods Ending 6/30/95:       23.93%    13.22%     13.61%


                                                                      Appendix C


                                THE ART OF INVESTMENT:
                          A CONVERSATION WITH ROY NEUBERGER

     The Art of Investing:
     A Conversation with Roy Neuberger

                                                "I  firmly believe  that
                                                if  you want  to  manage
                                                your   own  money,   you
                                                must  be  a  student  of
                                                the market.  If you  are
                                                unwilling  or unable  to
                                                do  that,  find  someone
                                                else   to   manage  your
                                                money for you."


                                                NEUBERGER & BERMAN

             [THIS PAGE IS BLANK - IT IS AN INSIDE PAGE OF THIS BROCHURE]

     [PICTURE OF ROY NEUBERGER]



                               During  my more  than sixty-five
                      years  of buying  and selling securities,
                      I've been asked many  questions about  my
                      approach  to  investing.   On  the  pages
                      that  follow   are   a  variety   of   my
                      thoughts,     ideas     and    investment
                      principles  which  have  served  me  well
                      over  the  years.    If  you  gain useful
                      knowledge in the pursuit of profit as well as enjoyment from these comments, I shall be more than content.



                                                                     \s\ Roy R.
     Neuberger



                                      YOU'VE BEEN ABLE TO CONDENSE SOME OF THE
                                      CHARACTERISTICS OF SUCCESSFUL INVESTING INTO
                                      FIVE "RULES."  WHAT ARE THEY?

                                      Rule #1: Be flexible.  My philosophy has
                                      necessarily changed from time to time because
                                      of events and because of mistakes.  My views
                                      change as economic, political, and
                                      technological changes occur both on and
                                      sometimes off our planet.  It is imperative
                                      that you be willing to change your thoughts to
                                      meet new conditions.


                                      Rule #2: Take your temperament into account.
                                      Recognize whether you are by nature very speculative or just the opposite - fearful, timid of taking risks. But in any event --

       Diversify your investments,    Rule #3: Be broad-gauged. Diversify your
       make sure that some of your    investments, make sure that some of your
       principal is kept safe, and    principal is kept safe, and try to increase
       try to increase your income    your income as well as your capital.
       as well as your capital.


                                                [PICTURE OF ROY NEUBERGER]






                                      Rule #4: Always remember there are many ways to
                                      skin a cat! Ben Graham and David Dodd did it by
                                      understanding basic values.  Warren Buffet
                                      invested his portfolio in a handful of long-
                                      term holdings, while staying involved with the
                                      companies' managements.  Peter Lynch chose to
                                      understand, first-hand, the products of many
                                      hundreds of the companies he invested in.
                                      George Soros showed his genius as a hedge fund
                                      investor who could decipher world currency
                                      trends.  Each has been successful in his own
                                      way. But to be successful, remember to



                                        - 2 -








                                      Rule #5: Be skeptical. To repeat a few well-worn useful phrases:

                                              A. Dig for yourself.
                                              B. Be from Missouri.
                                              C. If it sounds too good to be true,
                                              it probably is.


                                      IN YOUR 65 YEARS OF INVESTING ARE THERE ANY
                                      GENERAL PATTERNS YOU'VE OBSERVED AS TO HOW THE
                                      MARKET BEHAVES?

                                      Every decade that I've been involved with Wall
                                      Street has a nuance of its own, an economic and
                                      social climate that influences investors.  But
                                      generally, bull markets tend to be longer than
                                      bear markets, and stock prices tend to go up
                                      more slowly and erratically than they go down.
                                      Bear markets tend to be shorter and of greater
                                      intensity.  The market rarely rises or declines
                                      concurrently with business cycles longer than
                                      six months.

                                      AS A LEGENDARY "VALUE INVESTOR," HOW DO YOU
                                      DEFINE VALUE INVESTING?

                                      Value investing means finding the best values -
                                      - either absolute or relative.  Absolute means
                                      a stock has a low market price relative to its
                                      own fundamentals.  Relative value means the
                                      price is attractive relative to the market as a
                                      whole.

                                      COULD YOU DESCRIBE A STOCK WITH "GOOD VALUE"?


                                      A classic example is a company that has a low
                                      price to earnings ratio, a low price to book
                                      ratio, free cash flow, a strong balance sheet,
                                      undervalued corporate assets, unrecognized
                                      earnings turnaround and is selling at a
                                      discount to private market value.

                                      These characteristics usually lead to companies
                                      that are under-researched and have a high
                                      degree of inside ownership and entrepreneurial
                                      management.



                                        - 3 -






                                      One of my colleagues at Neuberger & Berman says
                                      he finds his value stocks either "under a
                                      cloud" or "under a rock."  "Under a cloud"
                                      stocks are those Wall Street in general doesn't
                                      like, because an entire industry is out of
                                      favor and even the good stocks are being
                                      dropped.  "Under a rock" stocks are those Wall
                                      Street is ignoring, so you have to uncover them
                                      on your own.

                                      ARE THERE OTHER KEY CRITERIA YOU USE TO JUDGE
                                      STOCKS?


                                      I'm more interested in longer-term trends in
                                      earnings than short-term trends.  Earnings
                                      gains should be the product of long-term
                                      strategies, superior management, taking
                                      advantage of business opportunities and so on.
                                      If these factors are in their proper place,
                                      short-term earnings should not be of major
                                      concern.  Dividends are an important extra
                                      because, if they're stable, they help support
                                      the price of the stock.

                                      WHAT ABOUT SELLING STOCKS?

                                      Most individual investors should invest for the
                                      long term but not mindlessly.  A sell
                                      discipline, often neglected by investors, is
                                      vitally important.

       "One should fall in love       One should fall in love with ideas, with
       with ideas, with people or     people, or with idealism.  But in my book, the
       with idealism.  But in my      last thing to fall in love with is a particular
       book, the last thing to        security. It is after all just a sheet of paper
       fall in love with is a         indicating a part ownership in a corporation
       particular security."          and its use is purely mercenary.  If you must
                                      love a security, stay in love with it until it
                                      gets overvalued; then let somebody else fall in
                                      love.



                                                [PICTURE OF ROY NEUBERGER]








                                        - 4 -






                                      ANY OTHER ADVICE FOR INVESTORS?

                                      I firmly believe that if you want to manage
                                      your own money, you must be a student of the
                                      market.  If you're unwilling or unable to do
                                      that, find someone else to manage your money
                                      for you.  Two options are a well-managed no-
                                      load mutual fund or, if you have enough assets
                                      for separate account management, a money
                                      manager you trust with a good record.


                                      HOW WOULD YOU DESCRIBE YOUR PERSONAL INVESTING
                                      STYLE?

                                      Every stock I buy is bought to be sold.  The
                                      market is a daily event, and I continually
                                      review my holdings looking for selling
                                      opportunities.  I take a profit occasionally on
                                      something that has gone up in price over what
                                      was expected and simultaneously take losses
                                      whenever misjudgment seems evident. This
                                      creates a reservoir of buying power that can be
                                      used to make fresh judgments on what are the
                                      best values in the market at that time. My
                                      active investing style has worked well for me
                                      over the years, but for most investors I
                                      recommend a longer-term approach.

                                      I tend not to worry very must about the day to
                                      day swings of the market, which are very hard
                                      to comprehend.  Instead, I try to be rather
                                      clever in diagnosing values and trying to win
                                      70 to 80 percent of the time.

                                      YOU BEGAN INVESTING IN 1929.  WHAT WAS YOUR
                                      EXPERIENCE WITH THE "GREAT CRASH"?
















                                        - 5 -






                                      The only money I managed in the Panic of 1929
                                      was my own.  My portfolio was down about 12
                                      percent, and I had an uneasy feeling about the
                                      market and conditions in general.  Those were
                                      the days of 10 percent margin.  I studied the
                                      lists carefully for a stock that was overvalued
                                      in my opinion and which I could sell short as a
                                      hedge. I came across RCA at about $100 per
                                      share.  It had recently split 5 for 1 and
                                      appeared overvalued.  There were no dividends,
                                      little income, a low net worth and a weak
                                      financial position.  I sold RCA short in the
                                      amount equal to the dollar value of my long
                                      portfolio.  It proved to be a timely and
                                      profitable move.

                                      HOW DID THE CRASH OF 1929 AFFECT YOUR INVESTING
                                      STYLE?


                                      I am prematurely bearish when the market goes
                                      up for a long time and everybody is happy
                                      because they are richer.  I am very bullish
                                      when the market has gone down perceptibly and I
                                      feel it has discounted any troubles we are
                                      going to have.

                                      HOW IMPORTANT ARE PSYCHOLOGICAL FACTORS TO
                                      MARKET BEHAVIOR?

                                      There are many factors in addition to economic
                                      statistics or security analysis in a buy or
                                      sell decision.  I believe psychology plays an
                                      important role in the Market.  Some people
                                      follow the crowd in hopes they'll be swept
                                      along in the right direction, but if the crowd
                                      is late in acting, this can be a bad move.

                                      I like to be contrary.  When things look bad, I
                                      become optimistic. When everything looks rosy,
                                      and the crowd is optimistic, I like to be a
                                      seller.  Sometimes I'm too early, but I
                                      generally profit.

                                      AS A RENOWNED ART COLLECTOR, DO YOU FIND
                                      SIMILARITIES BETWEEN SELECTING STOCKS AND
                                      SELECTING WORKS OF ART?






                                        - 6 -






                                      Both are an art, although picking stocks is a
                                      minor art compared with painting, sculpture or
       "When things look bad, I       literature.  I started buying art in the 30s,
       become optimistic.  When       and in the 40s it was a daily, almost hourly
       everything looks rosy, and     occurrence.  My inclination to buy the works of
       the crowd is optimistic, I     living artists comes from Van Gogh, who sold
       like to be a seller."          only one painting during his lifetime.  He died
                                      in poverty, only then to become a legend and
                                      have his work sold for millions of dollars.




                                                [PICTURE OF ROY NEUBERGER]


                                      There are more variables to consider now in
                                      both buying art and picking stocks.  In the
                                      modern stock markets, the heavy use of futures
                                      and options has changed the nature of the
                                      investment world.  In past times, the stock
                                      market was much less complicated, as was the
                                      art world.

                                      Artists rose and fell on their own merits
                                      without a lot of publicity and attention.  As
                                      more and more dealers are involved with
                                      artists, the price of their work becomes
                                      inflated.  So I almost always buy works of
                                      unknown, relatively undiscovered artists,
                                      which, I suppose is similar to value investing.

                                      But the big difference in my view of art and stocks is that I buy a stock to sell it and make money. I never bought paintings or sculptures for investment in my life. The objective is to enjoy their beauty.
















                                        - 7 -






                                      WHAT DO YOU CONSIDER THE BUSINESS MILESTONES IN
                                      YOUR LIFE?

                                      Being a founder of Neuberger & Berman and
                                      creating one of the first no-load mutual funds.
                                      I started on Wall Street in 1929, and during
                                      the depression I managed my own money and that
                                      of my clientele.  We all prospered, but I
                                      wanted to have my own firm.  In 1939 I became a
                                      founder of Neuberger & Berman, and for about 10
                                      years we managed money for individuals with
                                      substantial financial assets.  But I also
                                      wanted to offer the smaller investor the
                                      benefits of professional money management, so
                                      in 1950 I created the Guardian Mutual Fund (now
                                      known as the Neuberger & Berman Guardian Fund).
                                      The Fund was kind of an innovation in its time
                                      because it didn't charge a sales commission.  I
                                      thought the public was being overcharged for
                                      mutual funds, so I wanted to create a fund that
                                      would be offered directly to the public without
                                      a sales charge.  Now of course the "no-load"
                                      fund business is a huge industry.  I managed
                                      the Fund myself for over 28 years.


                                                [PICTURE OF ROY NEUBERGER]


                                      YOU'RE IN YOUR NINETIES AND STILL YOU GO INTO
                                      THE OFFICE EVERY DAY TO MANAGE YOUR
                                      INVESTMENTS.  WHY?

                                      I like the fun of being nimble in the stock market, and I'm addicted to the market's fascinations.

                                      WHAT CLOSING WORDS OF ADVICE DO YOU HAVE ABOUT
                                      INVESTING?

                                      Realize that there are opportunities at all
                                      times for the adventuresome investor.  And stay
                                      in good physical condition.  It's a strange
                                      thing.  You do not dissipate your energies by
                                      using them.  Exercise your body and your brain
                                      every day, and you'll do better in investments
                                      and in life.






                                        - 8 -






                                      ROY NEUBERGER:  A BRIEF BIOGRAPHY

                                      Roy Neuberger is a founder of the investment
                                      management firm Neuberger & Berman, and a
                                      renowned value investor.  He is also a
                                      recognized collector of contemporary American
                                      art, much of which he has given away to museums
                                      and colleges across the country.

                                              During the 1920s, Roy studied art in
                                      Paris.  When he realized he didn't possess the
                                      talent to become an artist, he decided to
                                      collect art, and to support this passion, Roy
                                      turned to investing -- a pursuit for which his
                                      talents have proven more than adequate.


                                      A TALENT FOR INVESTING

                                              Roy began his investment career by
                                      joining a brokerage firm in 1929, seven months
                                      before the "Great Crash."  Just weeks before
                                      "Black Monday," he shorted the stock of RCA,
                                      thinking it was overvalued.  He profited from
                                      the falling market and gained a reputation for
                                      market prescience and stock selection that has
                                      lasted his entire career.

                                      NEUBERGER & BERMAN'S FOUNDING

                                              Roy's investing acumen attracted many
                                      people who wished to have him manage their
                                      money.  In 1939, at the age of 36, after
                                      purchasing a seat on the New York Stock
                                      Exchange, Roy founded Neuberger & Berman to
                                      provide money management services to people who
                                      lacked the time, interest or expertise to
                                      manage their own assets.















                                        - 9 -






                                      NEUBERGER & BERMAN -- OVER FIVE DECADES OF
                                      GROWTH

                                              Neuberger & Berman has grown through
                                      the years and now manages approximately $30
                                      billion of equity and fixed income assets, both
                                      domestic and international, for individuals,
                                      institutions, and its family of no-load mutual
                                      funds.  Today, as when the firm was founded,
                                      Neuberger & Berman follows a value approach to
                                      investing, designed to enable clients to
                                      advance in good markets and minimize losses
                                      when conditions are less favorable.















                                              For more complete information about
                                              the Neuberger & Berman Guardian Fund,
                                              including fees and expenses, call
                                              Neuberger & Berman Management at 800-
                                              877-9700 for a free prospectus.
                                              Please read it carefully, before you
                                              invest or send money.


















                                        - 10 -
























                                                       Neuberger & Berman Management
                                                       Inc.[SERVICE MARK]

                                                               605 Third Avenue, 2nd
                                                               Floor
                                                               New York, NY  10158-
                                                               0006
                                                               Shareholder Services
                                                               (800) 877-9700

                                                               [COPYRIGHT
                                                               SYMBOL]1995 Neuberger
                                                               & Berman

                                                PRINTED ON RECYCLED PAPER
                                                    WITH SOY BASED INKS



     PROSPECTUS
----------------------------------------
   December 15, 1995





     Neuberger&Berman
     EQUITY TRUST-SM-


Neuberger&Berman
     GUARDIAN TRUST






                        No Sales Charges
                        No Redemption Fees
                        No 12b-1 Fees

            Neuberger&Berman

GUARDIAN TRUST

          A No-Load Equity Fund

----------------------------------------------------------------------


   Neuberger&Berman GUARDIAN TRUST (the "Fund") is a growth and income fund that
emphasizes   investments  in  stocks   of  established,  high-quality  companies
considered to be undervalued in comparison to stocks of similar companies.



   YOU CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH A PENSION PLAN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION (EACH AN "INSTITUTION") WHICH PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND WHICH HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER& BERMAN MANAGEMENT INCORPORATED ("N&B MANAGEMENT").


----------------------------------------------------------------------


   THE FUND INVESTS ALL OF ITS NET INVESTABLE ASSETS IN NEUBERGER&BERMAN GUARDIAN PORTFOLIO (THE "PORTFOLIO") OF EQUITY MANAGERS TRUST ("MANAGERS TRUST"), AN OPEN-END MANAGEMENT INVESTMENT COMPANY MANAGED BY N&B MANAGEMENT. THE PORTFOLIO INVESTS IN SECURITIES IN ACCORDANCE WITH AN INVESTMENT OBJECTIVE, POLICIES, AND LIMITATIONS IDENTICAL TO THOSE OF THE FUND. THE INVESTMENT PERFORMANCE OF THE FUND DIRECTLY CORRESPONDS WITH THE INVESTMENT PERFORMANCE OF THE PORTFOLIO. THIS "MASTER/FEEDER FUND" STRUCTURE IS DIFFERENT FROM THAT OF MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES. FOR MORE INFORMATION ON THIS UNIQUE STRUCTURE THAT YOU SHOULD CONSIDER, SEE "SUMMARY" ON PAGE 3, AND "SPECIAL INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS" ON PAGE 14.


   Please read this Prospectus before investing in the Fund and keep it for future reference. It contains information about the Fund that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Fund and Portfolio, dated December 15, 1995, is on file with the Securities and Exchange Commission. The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI for the Fund and Portfolio by calling N&B Management at 800-877-9700.


               PROSPECTUS DATED DECEMBER 15, 1995


   MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


    SUMMARY                       3
The Fund and Portfolio;
 Risk Factors                     3
Management                        4
The Neuberger&Berman
 Investment Approach              4

    EXPENSE INFORMATION           6
Shareholder Transaction
 Expenses for the Fund            6
Annual Fund Operating
 Expenses                         6
Example                           7

    FINANCIAL HIGHLIGHTS          8

    INVESTMENT PROGRAM           11
Short-Term Trading;
 Portfolio Turnover              12
Borrowings                       12
Other Investments                12

    PERFORMANCE
    INFORMATION                  13
Total Return Information         13

    SPECIAL INFORMATION
    REGARDING
    ORGANIZATION,
    CAPITALIZATION, AND
    OTHER MATTERS                14
The Fund                         14
The Portfolio                    15

    HOW TO BUY SHARES            17

    HOW TO SELL SHARES           18

    SHARE INFORMATION            19
Share Prices and Net
 Asset Value                     19

    DIVIDENDS, OTHER
    DISTRIBUTIONS, AND
    TAXES                        20
Distribution Options             20
Taxes                            20

    MANAGEMENT AND
    ADMINISTRATION               22
Trustees and Officers            22
Investment Manager,
 Administrator,
 Distributor, and
 Sub-Adviser                     22
Expenses                         23
Transfer Agent                   24

    DESCRIPTION OF
    INVESTMENTS                  25

    DIRECTORY                    28

SUMMARY

          The Fund and Portfolio; Risk Factors

----------------------------------------------------------------------


   The Fund is a series of Neuberger&Berman Equity Trust (the "Trust") and invests in the Portfolio which, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Fund. This is sometimes called a master/feeder fund structure, because the Fund "feeds" shareholders' investments into the Portfolio, a "master" fund. The structure looks like this:



                 -------------------------
                        Shareholders
                 -------------------------
                        (down arrow)            BUY SHARES IN
                 -------------------------
                            Fund
                 -------------------------
                        (down arrow)             INVESTS IN
                 -------------------------
                         Portfolio
                 -------------------------
                        (down arrow)             INVESTS IN
                 -------------------------
                 Stocks & Other Securities
                 -------------------------



   The trustees who oversee the Fund believe that this structure may benefit shareholders; investment in the Portfolio by investors in addition to the Fund may enable the Portfolio to achieve economies of scale that could reduce expenses. For more information about the organization of the Fund and the Portfolio, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page 14. An investment in the Fund involves certain risks, depending upon the types of investments made by the Portfolio. For more details about the Portfolio, its investments and their risks, see "Investment Program" on page 11 and "Description of Investments" on page 25.

   Here is a summary highlighting features of the Fund and the Portfolio. Of course, there can be no assurance that the Fund will meet its investment objective.



NEUBERGER&BERMAN    INVESTMENT                           PORTFOLIO
EQUITY TRUST        STYLE                                CHARACTERISTICS
GUARDIAN TRUST      Broadly diversified, large-cap       A growth and income fund that
                    value fund. Relatively low           invests in stocks of established,
                    portfolio turnover.                  high-quality companies that are not
                                                         well followed on Wall Street or are
                                                         temporarily out of favor.


          Management

----------------------------------------------------------------------


   N&B Management, with the assistance of Neuberger&Berman, L.P. ("Neuberger&Berman") as sub-adviser, selects investments for the Portfolio. N&B Management also provides administrative services to the Portfolio and the Fund and acts as distributor of Fund shares. See "Management and Administration" on page 22. If you want to know how to buy and sell shares of the Fund, see "How to Buy Shares" on page 17 and "How to Sell Shares" on page 18, and the policies of the Institution through which you are purchasing shares.



          The Neuberger&Berman Investment Approach


----------------------------------------------------------------------


   There are two basic investment approaches -- value and growth. A value-oriented portfolio manager buys stocks that are selling for less than their perceived market value. These include stocks that are currently under-researched or are temporarily out of favor on Wall Street.


   Portfolio managers identify value stocks in several ways. One of the most common identifiers is a low price-to-earnings ratio -- that is, stocks selling at multiples of earnings per share that are lower than that of the market as a whole. Other criteria are high dividend yield, a strong balance sheet and financial position, a recent company restructuring with the potential to realize hidden values, strong management, and low price-to-book value (net value of the company's assets).


   While a value approach concentrates on undervalued securities in relation to their fundamental economic value, a growth approach seeks out stocks of companies that are projected to grow at above-average rates and may appear poised for a period of accelerated earnings.


   The growth portfolio manager is willing to pay a higher share price in the hopes that the stock's earnings momentum will carry the stock's price higher. As a stock's price increases based on strong earnings, the stock's original price appears low in relation to the growth rate of its earnings. Sometimes this happens when a particular company or industry is temporarily out of favor with the market or under-researched. This strategy is called "growth at a reasonable price."


   Neuberger&Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and be subject to less risk of price decline than securities whose market prices have already reached their perceived economic value. This approach also contemplates selling portfolio securities when they are considered to have reached their potential.


   In general, Neuberger&Berman GUARDIAN Portfolio adheres to a value-oriented investment approach.

EXPENSE INFORMATION
   This section gives you certain information about the expenses of the Fund and the Portfolio. See "Performance Information" for important facts about the investment performance of the Fund, after taking expenses into account.

          Shareholder Transaction Expenses For The Fund

----------------------------------------------------------------------


   As shown by this table, there are no transaction charges when you buy or sell Fund shares.


Sales Charge Imposed on Purchases                   NONE
Sales Charge Imposed on Reinvested Dividends        NONE
Deferred Sales Charges                              NONE
Redemption Fees                                     NONE
Exchange Fees                                       NONE

          Annual Fund Operating Expenses
          (AS A PERCENTAGE OF AVERAGE NET ASSETS)

--------------------------------------------------------------------------------


   The following table shows annual Total Operating Expenses, which are paid out of the assets of the Fund and which include the Fund's pro rata portion of the Operating Expenses of the Portfolio. These expenses are borne indirectly by Fund shareholders. The Fund pays N&B Management an administration fee, based on the Fund's average daily net assets. The Portfolio pays N&B Management a management fee, based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the Fund. Therefore, the table combines management and administration fees. The Fund and Portfolio also incur other expenses for things such as accounting and legal fees, maintaining shareholder records, and furnishing shareholder statements and Fund reports. "Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses. The Fund's expenses are factored into its share price and dividends and are not charged directly to Fund shareholders. For more information, see "Management and Administration" and the SAI.



                             MANAGEMENT AND
NEUBERGER&BERMAN             ADMINISTRATION     12B-1     OTHER     TOTAL OPERATING
EQUITY TRUST                      FEES*         FEES    EXPENSES       EXPENSES*
GUARDIAN TRUST                    0.84%         None      0.10%          0.94%



*(REFLECTS N&B MANAGEMENT'S EXPENSE REIMBURSEMENT UNDERTAKING DESCRIBED BELOW)



   Total Operating Expenses for the Fund have been restated based upon current administration fees for the Fund and management fees for the Portfolio and the current expense reimbursement undertaking. "Other Expenses" are based on the Fund's and Portfolio's expenses for the past fiscal year. The trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities held by the Portfolio. The trustees of the Trust also believe that investment in a Portfolio by investors in addition to the Fund may enable the Portfolio to achieve economies of scale which could reduce expenses. The expenses and returns of other funds that may invest in the Portfolio may differ from those of the Fund.


   A mutual fund that is a series of Neuberger&Berman Equity Funds ("N&B Equity Funds") and is administered by N&B Management has a name similar to the Fund and the same investment objective, policies, and limitations as the Fund ("Sister Fund") and also invests in the Portfolio. The previous table reflects N&B Management's voluntary undertaking until December 31, 1996, to reimburse the Fund for its Operating Expenses and its pro rata share of the Portfolio's Operating Expenses so that the Fund's expense ratio per annum will not exceed the expense ratio per annum of the Sister Fund by more than 0.10% of the Fund's average daily net assets. A Fund's per annum "expense ratio" means the sum of the Fund's Total Operating Expenses and its pro rata share of the Portfolio's Total Operating Expenses, divided by the Fund's average daily net assets for the year. The expense ratio of the Sister Fund is anticipated to be 0.84% per annum of the Sister Fund's average daily net assets. Based on that expectation, the expense ratio for the Fund is not anticipated to exceed 0.94% per annum. Absent the reimbursement, Management and Administration Fees would be 0.86% per annum of the average daily net assets of the Fund and the Total Operating Expenses would be 0.96% per annum of the average daily net assets of the Fund.


          Example

----------------------------------------------------------------------


   To illustrate the effect of Operating Expenses, let's assume that the Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $1,000 you invested in the Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:



NEUBERGER&BERMAN                                   10
EQUITY TRUST          1 YEAR   3 YEARS  5 YEARS   YEARS
GUARDIAN TRUST        $  10    $  30    $  52    $ 115


   The assumption in this example of a 5% annual return is required by regulations of the Securities and Exchange Commission applicable to all mutual funds. THE INFORMATION IN THE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN, AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.

FINANCIAL HIGHLIGHTS

          Selected Per Share Data and Ratios

----------------------------------------------------------------------


   The financial information in the following table is for the Fund as of August 31, 1995 and prior periods. This information has been audited by the Fund's independent auditors. You may obtain, at no cost, further information about the performance of the Fund in its annual report to shareholders. The annual report contains the auditors' report. Please call 800-877-9700 for a free copy and for up-to-date information. Also, see "Performance Information."

  FINANCIAL HIGHLIGHTS
  Neuberger&Berman

            Guardian Trust
--------------------------------------------------------------------------------

     The following  table  includes  selected data  for  a  share  outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Portfolio's income and expenses. It should be read in conjunction with the Portfolio's Financial Statements and notes thereto.



                                                                          PERIOD FROM
                                                       YEAR ENDED      AUGUST 3, 1993(1)
                                                       AUGUST 31,        TO AUGUST 31,
                                                     1995      1994          1993
Net Asset Value, Beginning of Year                  $ 11.27   $10.27           $10.00
                                                    -------   ------          ------
Income from Investment Operations
    Net Investment Income                               .13     .09               --
    Net Gains or Losses on Securities
     (both realized and unrealized)                    2.55     .99              .27
                                                    -------   ------          ------
      Total from Investment Operations                 2.68    1.08              .27
                                                    -------   ------          ------
Less Distributions
    Dividends (from net investment income)             (.12)   (.07)              --
    Distributions (from capital gains)                   --    (.01)              --
                                                    -------   ------          ------
      Total Distributions                              (.12)   (.08)              --
                                                    -------   ------          ------
Net Asset Value, End of Year                        $ 13.83   $11.27           $10.27
                                                    -------   ------          ------
Total Return+                                        +24.01%  +10.57%          +2.70%(2)
                                                    -------   ------          ------
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)           $ 683.1   $75.8               --
                                                    -------   ------          ------
    Ratio of Expenses to Average Net Assets(4)          .90%    .80%             .81%(3)
                                                    -------   ------          ------
    Ratio of Net Income to Average Net Assets(4)       1.35%   1.50%            1.00%(3)
                                                    -------   ------          ------

  SEE NOTES TO FINANCIAL HIGHLIGHTS.

NOTES TO FINANCIAL HIGHLIGHTS
1)The date investment operations commenced.

2)Not annualized.


3)Annualized.


4)After reimbursement of expenses by N&B Management. Had N&B Management not undertaken such action, the annualized ratios of expenses and net investment income (loss) to average daily net assets would have been 0.96% and 1.29%, respectively, in 1995; 1.52% and 0.78%, respectively, in 1994; and 2.50% and (0.69%), respectively, for the period ended August 31, 1993.


5)Because the Fund invests only in the Portfolio and the Portfolio (rather than the Fund) engages in securities transactions, the Fund does not calculate a portfolio turnover rate. The portfolio turnover rate for the Portfolio was 26% for the year ended August 31, 1995, 24% for the year ended August 31, 1994, and 3% for the period from August 2, 1993 to August 31, 1993.


+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each year, and assumes dividends and other distributions, if any, were reinvested.
  Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Had N&B Management not reimbursed certain expenses of the Fund, total return would have been lower.

INVESTMENT PROGRAM

   The investment policies and limitations of the Fund and the Portfolio are identical. The Fund invests only in the Portfolio. Therefore, the following shows you the kinds of securities in which the Portfolio invests. For an explanation of some types of investments, see "Description of Investments" on page 25.


   Investment policies and limitations of the Fund and Portfolio are not fundamental unless otherwise specified in this Prospectus or the SAI. While a non-fundamental policy or limitation may be changed by the trustees of the Trust or of Managers Trust without shareholder approval, the Fund intends to notify shareholders before making any material change to such policies or limitations. Fundamental policies may not be changed without shareholder approval.


   The investment objective of the Fund and Portfolio is not fundamental. The Fund has undertaken to a state securities commission that it will seek shareholder approval before changing its investment objective. The Fund has also undertaken not to change its investment objective without 30 days' prior notice to shareholders. There can be no assurance that the Fund or Portfolio will achieve its objectives. The Fund, by itself, does not represent a comprehensive investment program.

   Additional investment techniques, features, and limitations concerning the Portfolio's investment program are described in the SAI.

   The investment objective of the Fund and Portfolio is to seek capital appreciation and secondarily, current income.


   The Portfolio invests primarily in a large number of common stocks of long-established, high-quality companies. The Portfolio uses the value-oriented investment approach in selecting securities. Thus, N&B Management looks for such factors as low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings. The Portfolio diversifies its holdings among many different companies and industries.


   The Fund, the Sister Fund and the Sister Fund's predecessor have paid their shareholders an income dividend every quarter and a capital gain distribution every year since the predecessor's inception in 1950. Of course, this past record does not necessarily predict the Fund's future practices.

          Short-Term Trading; Portfolio Turnover

----------------------------------------------------------------------


   Although the Portfolio does not purchase securities with the intention of profiting from short-term trading, the Portfolio may sell portfolio securities when N&B Management believes such action is advisable. The portfolio turnover rate for the Portfolio is set forth under "Notes to Financial Highlights."


          Borrowings

----------------------------------------------------------------------


   The Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio does not expect to borrow money. As a non-fundamental policy, the Portfolio may not purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets.


          Other Investments

----------------------------------------------------------------------

   For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

PERFORMANCE INFORMATION

   The performance of the Fund is commonly measured as TOTAL RETURN. TOTAL RETURN is the change in value of an investment in a fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects dividend income, other distributions, and variations in share prices from the beginning to the end of a period.


   An average annual total return is a hypothetical rate of return that, if achieved annually, would result in the same cumulative total return as was actually achieved for the period. This smooths out variations in performance. Past results do not, of course, guarantee future performance. Share prices may vary and your shares when redeemed may be worth more or less than your original purchase price.


   The Fund commenced operations in August 1993, and its first fiscal year ended August 31, 1993. The following table shows the average annual total returns for the period ended August 31, 1995 (the most recent fiscal year-end of the Fund), of a 1-year, 5-year, and 10-year investment in the Fund since its inception and, for periods prior to the Fund's inception, the Sister Fund and its predecessor. The table also shows a comparison with the S&P 500 Index for the Fund, the Sister Fund, and the Sister Fund's predecessor. The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index generally considered to be representative of overall stock market activity. Please note that an index does not take into account any fees and expenses of investing in the individual securities it tracks, and that individuals cannot invest directly in an index. Further information regarding the Fund's performance is presented in its annual report to shareholders, which is available without charge by calling 800-877-9700.


                    AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS

                             ENDED AUGUST 31, 1995



NEUBERGER&BERMAN                                                      SINCE      INCEPTION
EQUITY TRUST                     1 YEAR      5 YEARS    10 YEARS    INCEPTION       DATE
GUARDIAN TRUST                    +24.01%     +20.14%     +15.66%      +13.10%     6/1/50
S&P 500                            +21.42      +15.13      +15.17          N/A      N/A



   The Fund commenced operations in August 1993. The following table lets you take a closer look at how the Fund, the Sister Fund, and its predecessor performed year by year, in terms of an annual per share total return for each calendar year (that is, as of December 31). Please note that the above chart reflects information for periods ended on the Fund's last fiscal year-end (that is, as of August 31, 1995). Had N&B Management not waived certain fees since August 1993, the total return of the Fund would have been lower. The total returns for periods prior to the Fund's inception would have been lower had they reflected the higher fees of the Fund, as compared to those of the Sister Fund and its predecessor.


               TOTAL RETURN FOR CALENDAR YEARS ENDED DECEMBER 31


NEUBERGER&BERMAN
EQUITY TRUST                       1984    1985    1986   1987    1988    1989   1990    1991    1992    1993    1994
GUARDIAN TRUST                     +7.3%  +25.0%  +11.9%  -1.0%  +28.0%  +21.5%  -4.7%  +34.3%  +19.0%  +13.5%   +1.5%
S&P 500                            +6.2   +31.6   +18.6   +5.2   +16.5   +31.6   -3.1   +30.3    +7.6   +10.0    +1.4



    TOTAL RETURN INFORMATION. You can obtain current performance information about the Fund by calling N&B Management at 800-877-9700.

SPECIAL INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS

          The Fund

----------------------------------------------------------------------


   The Fund is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of May 6, 1993. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has six separate series. The Trust and the Fund commenced operations in August 1993. The Fund invests all of its net investable assets in the Portfolio, receiving a beneficial interest in the Portfolio. The trustees of the Trust may establish additional series or classes of shares, without the approval of shareholders. The assets of a series belong only to that series, and the liabilities of a series are borne solely by that series and no other.

    DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.

    SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Fund. The trustees will call special meetings of shareholders of the Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.


    CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or the Fund and provides for indemnification out of the Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

          The Portfolio

----------------------------------------------------------------------


   The Portfolio is a separate series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has six separate portfolios. The assets of the Portfolio belong only to the Portfolio, and the liabilities of the Portfolio are borne solely by the Portfolio and no other.


    FUND'S INVESTMENT IN PORTFOLIO. The Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities. Historically, N&B Management, which is the administrator of the Fund and the investment manager of the Portfolio, has sponsored, with Neuberger&Berman, traditionally structured funds since 1950. However, it has operated 12 master funds and 20 feeder funds since August 1993 and now operates 21 master funds and 30 feeder funds. This "master/feeder fund" structure is depicted in the "Summary" on page 3.


   The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Portfolio. The Sister Fund, a series of N&B Equity Funds, invests all of its net investable assets in the Portfolio. A mutual fund that is a series of Neuberger&Berman Equity Assets ("N&B Equity Assets") is expected to begin operations in 1996. This series will invest all of its net investable assets in the Portfolio. The shares of the series of N&B Equity Funds (but not of N&B Equity Assets) are available for purchase by members of the general public. The Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. The Fund does not sell its shares directly to members of the general public. Other investors in the Portfolio (including the series of N&B Equity Funds) that might sell shares to members of the general public are not required to sell their shares at the same public offering price as the Fund, could have a different administration fee and expenses than the Fund, and (except N&B Equity Funds) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any fund that may invest in the Portfolio in the future will be available from N&B Management by calling 800-877-9700.


   The trustees of the Trust believe that investment in the Portfolio by a series of N&B Equity Funds or N&B Equity Assets or other potential investors in addition to the Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefitting all shareholders.

However, the Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in the Portfolio (other than the Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.


   The Fund may withdraw its entire investment from the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the trustees would consider what action might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.


    INVESTOR MEETINGS AND VOTING. The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.


    CERTAIN PROVISIONS. Each investor in the Portfolio, including the Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in the Portfolio incurring financial loss on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

HOW TO BUY SHARES

   YOU CAN BUY AND OWN FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN INSTITUTION WHICH PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND
WHICH HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH N&B MANAGEMENT. N&B Management and the Fund do not recommend, endorse, or receive payments from any Institution. N&B Management compensates Institutions for services they provide under an administrative services agreement. N&B Management does not provide investment advice to any Institution or its clients or make decisions regarding their investments.


   Each Institution will establish its own procedures for the purchase of Fund shares in its account, including minimum initial and additional investments for shares of the Fund and the acceptable methods of payment for shares. Shares are purchased at the next price calculated on a day the New York Stock Exchange
("NYSE") is open, after a purchase order is received and accepted by an Institution. Prices for Fund shares are usually calculated as of 4 p.m. Eastern time. Your Institution may be closed on days when the NYSE is open. As a result, prices for Fund shares may be significantly affected on days when you have no access to your Institution. The Fund will not issue a certificate for your shares.



          Other Information


----------------------------------------------------------------------


   / / An Institution must pay for shares it purchases in U.S. dollars.


   / / The Fund has the right to suspend the offering of its shares for a period of time. The Fund also has the right to accept or reject a purchase order in its sole discretion.

HOW TO SELL SHARES

   You can sell (redeem) all or some of your Fund shares only through an account with an Institution. Each Institution will establish its own procedures for the sale of Fund shares. Shares are sold at the next price calculated on a day the NYSE is open, after a sales order is received and accepted by an Institution. Prices for Fund shares are usually calculated as of 4 p.m. Eastern time. Your Institution may be closed on days when the NYSE is open. As a result, prices for Fund shares may be significantly affected on days when you have no access to your Institution.


   The Fund has reserved the right, if conditions exist which make cash payments undesirable, to honor any request for a redemption by making payments in securities valued in the same way as they would be valued for purposes of computing the Fund's net asset value per share. If payment is made in securities, an Institution may incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold.



          Other Information


----------------------------------------------------------------------


   / / Redemption proceeds will be paid to Institutions as agreed with the Fund, but in any case within three calendar days (under unusual circumstances the Fund may take longer, as permitted by law).


   / / The Fund may suspend redemptions or postpone payments on days when the NYSE is closed (besides weekends and holidays), when trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission.

SHARE INFORMATION

          Share Prices and Net Asset Value

----------------------------------------------------------------------


   The Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAVs for the Fund and the Portfolio are calculated by subtracting liabilities from total assets (in the case of the Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of the Fund, its percentage interest in the Portfolio, multiplied by the Portfolio's NAV, plus any other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. The Fund and the Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open. The Portfolio values securities (including options) listed on the NYSE, the American Stock Exchange, or other national securities exchanges or quoted on Nasdaq, and other securities for which market quotations are readily available, at the last sale price on the day the securities are being valued. If there is no sale of such a security on that day, that security is valued at the mean between its closing bid and asked prices. The Portfolio values all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS,
AND TAXES

   The Fund distributes substantially all of its share of any net investment income (net of the Fund's expenses) earned by the Portfolio, at the end of each calendar quarter. The Fund distributes substantially all of its share of the Portfolio's net realized capital gains and net realized gains from foreign currency transactions, if any, normally in December. Investors who are considering the purchase of Fund shares in December should take this into account because of the tax consequences of such distributions.


          Distribution Options

----------------------------------------------------------------------


    REINVESTMENT IN SHARES. All dividends and other distributions paid on shares of the Fund are automatically reinvested in additional shares of the Fund, unless an Institution elects to receive them in cash. Dividends and other distributions are reinvested at the Fund's per share NAV, usually as of the date the dividend or other distribution is payable.


    DISTRIBUTIONS IN CASH. An Institution may elect to receive dividends in cash, with other distributions, being reinvested in additional Fund shares, or to receive all dividends and other distributions in cash.


          Taxes

----------------------------------------------------------------------


   The Fund intends to continue to qualify for treatment as a regulated investment company for federal income tax purposes so that it will be relieved of federal income tax on that part of its taxable income and realized gains that it distributes to its shareholders.


   An investment has certain tax consequences, depending on the type of account in which you invest. IF YOU HAVE AN ACCOUNT UNDER A QUALIFIED RETIREMENT PLAN OR AN INDIVIDUAL RETIREMENT ACCOUNT, TAXES ARE DEFERRED.


    TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared.


   For federal income tax purposes, dividends and distributions of net short-term capital gain and net gains from certain foreign currency transactions are taxed as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, are generally taxed as long-term capital gain, no matter how long you have owned your shares. Distributions of net capital gain may include gains from the sale of portfolio securities that appreciated in value before you bought your shares. Every January, the Fund will send each Institution that is a shareholder therein a statement showing the amount of distributions paid in the previous year.


    TAXES ON REDEMPTIONS. Capital gains realized on redemptions of Fund shares are subject to tax. A capital gain (or loss) is the difference between the amount paid for shares (including the value of any dividends and other distributions that were reinvested) and the amount received when shares are sold.

   When an Institution sells shares, it will receive a confirmation statement showing the number of shares sold and the price. Every January, Institutions will also receive a consolidated transaction statement for the previous year.
   Each Institution annually will send investors in its accounts statements showing distribution and transaction information for the previous year.

   The foregoing is only a summary of some of the important tax considerations affecting the Fund and its shareholders. See the SAI for additional tax information. There may be other federal, state, local, or foreign tax considerations applicable to a particular investor. Therefore, investors should consult their tax advisers.

MANAGEMENT AND ADMINISTRATION

          Trustees and Officers

----------------------------------------------------------------------


   The trustees of the Trust and the trustees of Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of the Fund and Portfolio, respectively. The SAI contains general background information about each trustee and officer of the Trust and of Managers Trust. The trustees and officers of the Trust and of Managers Trust who are officers and/or directors of N&B Management or partners of Neuberger&Berman serve without compensation from the Fund or the Portfolio. The trustees of the Trust and of Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest between the Trust and Managers Trust, including, if necessary, creating a separate board of trustees of Managers Trust.


          Investment Manager, Administrator,
          Distributor, and Sub-Adviser

----------------------------------------------------------------------


   N&B Management serves as the investment manager of the Portfolio, as administrator of the Fund, and as distributor of the shares of the Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the Portfolio, N&B
Management currently serves as investment manager of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Portfolio and other mutual funds managed by N&B Management, also serves as investment adviser of three other investment companies. The mutual funds managed by N&B Management and Neuberger&Berman had aggregate net assets of approximately $11.4 billion as of September 30, 1995.


   As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research without added cost to the Portfolio. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Portfolio's principal broker in the purchase and sale of its securities. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $37.6 billion of assets as of September 30, 1995. All of the voting stock of N&B Management is owned by individuals who are general partners of Neuberger&Berman.

   Kent C. Simons and Lawrence Marx III are primarily responsible for the day-to-day management of the Portfolio. Mr. Simons and Mr. Marx are Vice Presidents of N&B Management and general partners of Neuberger&Berman. Mr. Simons has had responsibility for Neuberger&Berman GUARDIAN Portfolio and Neuberger&Berman GUARDIAN Trust's Sister Fund's predecessor since 1983, and Mr. Marx has had those responsibilities since 1988.

   Neuberger&Berman acts as the principal broker for the Portfolio in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, the Portfolio seeks to obtain the best price and execution of orders. For more information, see the SAI.
   The partners and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.-SM-

   To mitigate the possibility that the Portfolio will be adversely affected by personal trading of employees, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that restrict securities trading in the personal accounts of portfolio managers and others who normally come into possession of information on portfolio transactions.


          Expenses

----------------------------------------------------------------------


   N&B Management provides investment management services to the Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. N&B Management provides administrative services to the Fund that include furnishing similar facilities and personnel for the Fund and performing accounting, recordkeeping, and other services for Institutions and their accounts. For such administrative services, the Fund pays N&B Management a fee at the annual rate of 0.40% of the Fund's average daily net assets. With the Fund's consent, N&B Management may subcontract to third parties, including Institutions, some of its responsibilities to the Fund under the administration agreement and may compensate third parties that provide such services. For investment management services, the Portfolio pays N&B Management a fee at the annual rate of 0.55% of the first $250 million of the Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion. During its 1995 fiscal year, the Fund accrued administration fees and a pro rata portion of the Portfolio's management fees, as an annualized percentage of its average daily net assets, of 0.86%.


   See "Expense Information -- Annual Fund Operating Expenses" for anticipated fees for the current fiscal year.

   The Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. The Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio. These expenses include, but are not limited to, for the Fund and Portfolio, legal and accounting fees, and compensation for trustees who are not affiliated with N&B Management; for the Fund, transfer agent fees, and the cost of printing and sending reports and proxy materials to shareholders; and for the Portfolio, custodial fees for securities.


   During its 1995 fiscal year, the Fund bore Total Operating Expenses as an annualized percentage of its average daily net assets, after taking into consideration N&B Management's expense reimbursement, of 0.90% per annum.


   N&B Management has voluntarily undertaken until December 31, 1996, to reimburse the Fund for its Operating Expenses and its pro rata share of the Portfolio's Operating Expenses so that the Fund's expense ratio per annum will not exceed the expense ratio per annum of its Sister Fund by more than 0.10% of the Fund's average daily net assets. A Fund's per annum "expense ratio" means the sum of the Fund's Total Operating Expenses and its pro rata share of the Portfolio's Total Operating Expenses, divided by the Fund's average daily net assets for the year. The expense ratio of the Sister Fund is anticipated to be 0.84% per annum of the Sister Fund's average daily net assets. Based on that expectation, the expense ratio for the Fund is not anticipated to exceed 0.94% per annum. The effect of reimbursement by N&B Management is to reduce the Fund's expenses and thereby increase its total return.


          Transfer Agent

----------------------------------------------------------------------

   The Fund's transfer agent is State Street Bank and Trust Company ("State Street"). State Street administers purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. The main office of State Street is located at 225 Franklin Street, Boston, MA 02110.
   All correspondence should be addressed to Neuberger&Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158.

DESCRIPTION OF INVESTMENTS

   In addition to common stocks and other securities referred to in "Investment Program" herein, the Portfolio may make the following investments, among others, individually or in combination, although it may not necessarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the following investments and on other types of investments which the Portfolio may make, see the SAI.


    ILLIQUID SECURITIES. The Portfolio may invest up to 10% of its net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, the Portfolio may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Portfolio's securities, under supervision of the trustees of Managers Trust. Securities that are freely tradeable in their country of origin or in their principal market are not considered illiquid securities even if they are not registered for sale in the U.S.


    RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Portfolio may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid. Rule 144A securities, although not registered, may be resold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted securities are liquid.


    FOREIGN SECURITIES. The Portfolio may invest up to 10% of the value of its total assets in foreign securities. Foreign securities are those of issuers organized and doing business principally outside the U.S., including non-U.S. governments, their agencies, and instrumentalities. The 10% limitation does not apply to foreign securities that are denominated in U.S. dollars, including American Depositary Receipts ("ADRs"). Foreign securities (including those denominated in U.S. dollars and ADRs) are affected by political or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. In addition, foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. Investments in foreign securities that are not denominated in U.S. dollars (including those made through ADRs) may be subject to special risks, such as governmental regulation of foreign exchange transactions and changes in rates of exchange with the U.S. dollar, irrespective of the performance of the underlying investment.

    COVERED CALL OPTIONS. The Portfolio may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against securities held in its portfolio having a market value not exceeding 10% of its net assets, and may purchase call options in related closing transactions. The purchaser of a call option acquires the right to buy a portfolio security at a fixed price during a specified period. The maximum price the seller may realize on the security during the option period is the fixed price; the seller continues to bear the risk of a decline in the security's price, although this risk is reduced by the premium received for the option.


   The primary risks in using call options are (1) possible lack of a liquid secondary market for options and the resulting inability to close out options when desired; (2) the fact that the skills needed to use options are different from those needed to select the Portfolio's securities; (3) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain by offsetting favorable price movements in underlying investments; and (4) the possible inability of the Portfolio to sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to its need to maintain "cover" in connection with its use of these instruments. Options are considered "derivatives."


    SHORT SALES AGAINST-THE-BOX. The Portfolio may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold. Short selling against-the-box may defer recognition of gains or losses to a later tax period.

    REPURCHASE AGREEMENTS/SECURITIES LOANS. In a repurchase agreement, the Portfolio buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Portfolio's investment policies and limitations. The Portfolio also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of sellers and borrowers.
    OTHER INVESTMENTS. Although the Portfolio invests primarily in common stocks, when market conditions warrant it may invest in preferred stocks, securities convertible into or exchangeable for common stocks, U.S. Government and Agency Securities, investment grade debt securities, or money market instruments, or may retain assets in cash or cash equivalents.

   U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or instrumentalities; by other U.S.
Government-sponsored enterprises, such as the Government National Mortgage Association, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, and Tennessee Valley Authority; and by various federally chartered or sponsored banks. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government mortgage-backed securities. The market prices of U.S. Government securities are not guaranteed by the Government and generally fluctuate with changing interest rates.


   "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's, or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities") under guidelines established by the trustees of Managers Trust. Securities rated by Moody's in its fourth highest category (Baa) or Comparable Unrated Securities may be considered speculative; a change in economic factors could lead to a weakened capacity of the issuer to repay. The value of fixed income securities in which the Portfolio may invest is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of the Portfolio's fixed income in investments is likely to rise.

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR,
AND DISTRIBUTOR

Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180


SUB-ADVISER
Neuberger&Berman, L.P.
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110


ADDRESS CORRESPONDENCE TO:
Neuberger&Berman Funds
Institutional Services
605 Third Avenue 2nd Floor
New York, NY 10158-0180



LEGAL COUNSEL


Kirkpatrick & Lockhart LLP
1800 M Street, NW
Washington, DC 20036-5891


Neuberger&Berman, Neuberger&Berman Management Inc., and Neuberger&Berman Guardian Trust are service marks of Neuberger&Berman Management Inc.
-C- 1995 Neuberger&Berman Management Inc.

  Neuberger&Berman Management Inc.

         605 THIRD AVENUE 2ND FLOOR
         NEW YORK, NY 10158-0180
         SHAREHOLDER SERVICES
         800-877-9700












               THE WRAPPER IS NOT PART OF THE PROSPECTUS.
[recycle       PRINTED ON RECYCLED PAPER
  logo]        WITH SOY BASED INKS                           NBEP0001295

     --------------------------------------------------------------------------

                   NEUBERGER & BERMAN GUARDIAN TRUST AND PORTFOLIO

                         STATEMENT OF ADDITIONAL INFORMATION

                               DATED DECEMBER 15, 1995

                                 No-Load Mutual Fund
                 605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                                Toll-Free 800-877-9700

     --------------------------------------------------------------------------


                      Neuberger & Berman GUARDIAN Trust ("Fund"), a series of Neuberger & Berman Equity Trust ("Trust"), is a no-load mutual fund that offers shares pursuant to a Prospectus dated December 15, 1995. The Fund invests all of its net investable assets in Neuberger & Berman GUARDIAN Portfolio ("Portfolio").


                      AN INVESTOR CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH A PENSION PLAN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION (EACH AN "INSTITUTION") THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER & BERMAN MANAGEMENT INCORPORATED ("N&B MANAGEMENT").


                      The Fund's Prospectus provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from Neuberger & Berman Management Incorporated, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700.

                      This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

                      No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                INVESTMENT INFORMATION

                      The Fund is a separate series of the Trust, a Delaware business trust that is registered with the Securities and Exchange
     Commission ("SEC") as an open-end management investment company. The Fund seeks its investment objective by investing all of its net investable assets in the Portfolio, a series of Equity Managers Trust ("Managers Trust") that has an investment objective identical to, and a name similar to, that of the Fund. The Portfolio, in turn, invests in accordance with an investment objective, policies, and limitations identical to those of the Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by N&B Management, are together referred to below as the "Trusts.")


                      The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund and Portfolio are not fundamental. Although any investment policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval, the Fund intends to notify its shareholders before changing its investment objective or implementing any material change in any non-fundamental policy or limitation. The fundamental investment policies and limitations of the Fund or the Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. This vote is required by the Investment Company Act of 1940 ("1940 Act") and is referred to in this SAI as a "1940 Act majority vote." Whenever the Fund is called upon to vote on a change in the fundamental investment policy or limitation of the Portfolio, the Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

     Investment Policies and Limitations
     -----------------------------------
                      The Fund has the following fundamental investment policy, to enable it to invest in the Portfolio:

              Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substan-tially the same investment objective, policies, and limitations as the Fund.

                      All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of the Fund and the Portfolio are identical. Therefore, although the following dis-cusses the investment policies and limitations of the Portfolio, it applies equally to the Fund.


                      Except for the limitation on borrowing and the limitation on ownership of portfolio securities by officers and trustees, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Portfolio.

                      The   Portfolio's  fundamental   investment  policies  and
     limitations are as follows:

                      1. Borrowing. The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and
     (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

                      2. Commodities. The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

                      3. Diversification. The Portfolio may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result,
     (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

                      4. Industry Concentration. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

                      5. Lending. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

                      6. Real Estate. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

                      7.       Senior Securities.   The Portfolio may  not issue
     senior securities, except as permitted under the 1940 Act.

                      8. Underwriting. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

                      The following non-fundamental investment policies and limitations apply to the Portfolio:

                      1. Borrowing. The Portfolio may not purchase secu-rities if outstanding borrowings, including any reverse repurchase agree-ments, exceed 5% of its total assets.

                      2.       Lending.    Except  for   the  purchase  of  debt
     securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

                      3. Investments in Other Investment Companies. The Portfolio may not purchase securities of other investment companies, except to the extent permitted by the 1940 Act and in the open market at no more than customary brokerage commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

                      4. Margin Transactions. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

                      5. Short Sales. The Portfolio may not sell securities short unless it owns, or has the right to obtain without payment of additional consideration, securities equivalent in kind and amount to the securities sold. Transactions in forward contracts, futures contracts and options shall not constitute selling securities short.

                      6. Ownership of Portfolio Securities by Officers and Trustees. The Portfolio may not purchase or retain the securities of any issuer if, to the knowledge of N&B Management, those officers and trustees of Managers Trust and officers and directors of N&B Management who each owns individually more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such securities.

                      7. Unseasoned Issuers. The Portfolio may not purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

                      8.       Puts,   Calls,  Straddles,   or  Spreads.     The
     Portfolio may not invest in puts, calls, straddles, spreads, or any combination thereof, except that the Portfolio may (i) write (sell)
     covered call options against portfolio securities having a market value not exceeding 10% of its net assets and (ii) purchase call options in related closing transactions. The Portfolio does not construe the foregoing limitation to preclude it from purchasing or writing options on futures contracts or from purchasing securities with rights to put the securities to the issuer or a guarantor.

                      9. Illiquid Securities. The Portfolio may not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

                      10. Foreign Securities. The Portfolio may not invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

                      11. Oil and Gas Programs. The Portfolio may not invest in participations or other direct interests in oil, gas, or other mineral leases or exploration or development programs, but the Portfolio may purchase securities of companies that own interests in any of the foregoing.

                      12. Real Estate. The Portfolio may not purchase or sell real property (including interests in real estate limited partnerships, but excluding readily marketable interests in real estate investment trusts and readily marketable securities of companies that invest in real estate); provided that the Portfolio may not purchase any security if, as a result, more than 10% of its total assets would be invested in securities of real estate investment trusts.

                      13. Investments in Any One Issuer. The Portfolio may not purchase the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of that issuer.

                      14. Warrants. The Portfolio may not invest more than 5% of its net assets in warrants, including warrants that are not listed on the New York Stock Exchange ("NYSE") or American Stock Exchange ("AmEx"), or more than 2% of its net assets in such unlisted warrants. For purposes of this limitation, warrants are valued at the lower of cost or market value, and warrants acquired by the Portfolio in units or attached to securities may be deemed to be without value.

                      15. Pledging. The Portfolio may not pledge or hypothecate any of its assets, except that the Portfolio may pledge or hypothecate up to 5% of its total assets in connection with its entry into any agreement or arrangement pursuant to which a bank furnishes a letter of credit to collateralize a capital commitment made by the Portfolio to a mutual insurance company of which the Portfolio is a member.

                      The Portfolio, as an operating policy, does not intend to invest in futures contracts and options thereon during the coming year.


     Kent C. Simons and Lawrence Marx III, Portfolio Managers of the Portfolio
     -------------------------------------------------------------------------


                      The Portfolio is managed by two veterans of N&B Manage-ment who have consistently followed their value-oriented philosophy over many years: Kent Simons and Larry Marx.

                      The Portfolio subscribes to the same stock-picking philosophy followed since 1950, when Roy R. Neuberger founded the predecessor of Neuberger & Berman GUARDIAN Fund, which, like the Fund, invests all its net investable assets in the Portfolio.

                      It's no great trick for a mutual fund to make money when the market is rising. The tide that lifts stock values will carry most funds along. The true test of management is its ability to make money even when the market is flat or declining. By that measure, the Fund, Neuberger & Berman GUARDIAN Fund and its predecessor have served shareholders well and have paid a dividend every quarter and a capital gain distribution EVERY YEAR since 1950. Of course, there can be no assurance that this trend will continue.

                      Both Mr. Simons and Mr. Marx place a high premium on being knowledgeable about the companies whose stocks they buy for the Portfolio. That knowledge is important, because sometimes it takes courage to buy stocks that the rest of the market has forsaken. Says Mr. Marx, "We're usually early in and early out. We'd rather buy an undervalued stock because we expect it to become fairly valued than buy one fairly valued and hope it becomes overvalued. We like a stock 'under a rock' or with a cloud over it; you are not going to get great companies at great valuations when the market perception is great."

                      "People who switch around a  lot are not going  to benefit
     from  our approach.    They're following  the  market --  we're looking  at
     fundamentals."


     Additional Investment Information
     ---------------------------------

                      The Portfolio, as indicated below, may make the following investments, among others, although it may not buy all of the types of securities or use all of the investment techniques that are described.


                      Repurchase Agreements. Repurchase agreements are agreements under which the Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. The Portfolio may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of the type that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the value of the repurchase agreement, and
     (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.


                      Securities Loans. In order to realize income, the Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satis-factory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Man-agement believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

                      Restricted Securities and Rule 144A Securities. The Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed further to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A, and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without regis-tering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Portfolio's illiquidity. N&B Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that can be freely sold in the markets in which they are principally traded are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

                      Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Portfolio's 10% limit on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Portfolio Trustees.

                      Reverse  Repurchase Agreements.   In  a reverse repurchase
     agreement, the Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of the Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Portfolio will maintain with its custodian in a segregated account cash, U.S. Government or Agency Securities, or other liquid, high-grade debt securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement. There is a risk that the contra-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

                      Foreign Securities. The Portfolio may invest in U.S. dollar-denominated securities issued by foreign issuers (including banks, governments, and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances, and commercial paper. These investments are subject to the Portfolio's quality standards. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the United States.


                      The Portfolio also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments or their subdivisions, agencies, and instrumentali-ties, international agencies, and supranational entities. Investing in foreign currency denominated securities includes the special risks asso-ciated with investing in non-U.S. issuers described in the preceding paragraph and the additional risks of (1) adverse changes in foreign exchange rates, (2) nationalization, expropriation, or confiscatory taxa-tion, (3) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States), and (4) expropriation or nationalization of foreign portfolio companies. Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio endeavors to achieve the most favorable net results on portfolio transactions. The Portfolio may invest only in securities of issuers in countries whose governments are considered stable by N&B Man-agement.


                      Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements, and transaction costs of foreign currency conversions.

                      Prices  of  foreign  securities  and  exchange  rates  for foreign currencies may be affected by the interest rates prevailing in other countries. Interest rates in other countries are often affected by local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.


                      Foreign markets also have different clearance and settlement procedures, and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the portfolio securities, or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.


                      In order to limit the risk inherent in investing in foreign currency denominated securities, the Portfolio may not purchase any such security if, after such purchase, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Within that limitation, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency.


                      Covered Call Options. The Portfolio may write or purchase covered call options on securities it owns valued at up to 10% of its net assets. Generally, the purpose of writing and purchasing these options is to reduce the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and the Fund's net asset values ("NAVs"). Portfolio securities on which call options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.


                      When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time the purchaser requests until a certain date, and receives a premium for writing the call option. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price.

     The Portfolio may be obligated to deliver securities underlying an option at less than the market price, thereby giving up any additional gain on the security.


                      The Portfolio writes only "covered" call options on securities it owns. The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do), but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.


                      If a call option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.


                      When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. A Portfolio would purchase a call option to offset a previously written call option.


                      The obligation under any option terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised, the Portfolio will lose the entire amount of the premium paid.


                      Options are traded  both on national securities  exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and its counter-party with no clearing organization guarantee. Thus, when the Portfolio writes an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Portfolio originally sold the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered

     OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions, and limits the Portfolios' counter-parties in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial statements.


                      The assets used as cover for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


                      The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable exchange, less (or plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the general interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the sales price on the option's last reported trade on that day before the time the Portfolio's NAV is computed or, in the absence of any trades thereof on that day, the mean between the closing bid and ask prices.


                      Closing transactions are effected in order to realize a profit on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. If the Portfolio desires to sell a security on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security.


                      The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call option. However, because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.


                      The Portfolio pays brokerage commissions in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities.


                      Options normally have expiration dates between three and nine months from the date written. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written.


                      Forward Foreign Currency Contracts. The Portfolio may enter into contracts for the purchase or sale of a specific currency at a future date at a fixed price ("forward contracts") in amounts not exceeding 5% of its net assets. The Portfolio enters into forward contracts in an attempt to hedge against expected changes in prevailing currency exchange rates. The Portfolio does not engage in transactions in forward contracts for speculation; it views investments in forward contracts as a means of establishing more definitely the effective return on securities denominated in foreign currencies that are held or intended to be acquired by it. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.


                      N&B Management believes that the use of foreign currency hedging techniques, including "cross-hedges," can help protect against declines in the U.S. dollar value of income available for distribution and declines in the Portfolio's NAV resulting from adverse changes in currency exchange rates. For example, the return available from securities denomi-nated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a cross-hedge involving a forward contract to sell a different foreign currency, where the contract is available on terms more advantageous to the Portfolio than a contract to sell the currency in which the securities being hedged are denominated. N&B Management believes that hedges and cross-hedges can, therefore, provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. However, a hedge or cross-hedge cannot protect against exchange rate risks perfectly, and if N&B Management is incorrect in its judgment of future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge had not been established. In addition, because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid.


                      Options on Foreign Currencies. The Portfolio may write and purchase covered call and put options on foreign currencies, in amounts not exceeding 5% of its net assets. The Portfolio would engage in such transactions to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired, or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. As with other types of options, however, writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The risks of currency options are similar to the risks of other options, discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options. To the extent the Portfolio writes options on foreign currencies that are traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC") other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.

            GENERAL CONSIDERATIONS INVOLVING OPTIONS AND FORWARD CONTRACTS
                        (COLLECTIVELY, "HEDGING INSTRUMENTS")

                      Risks Involved in Using Hedging Instruments. The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities held or to be acquired by the Portfolio and changes in market value of Hedging
     Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instru-ments are different from those needed to select the Portfolio's securities; (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of Hedging Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble that of the Portfolio's underlying securities. N&B Management intends to reduce the risk that the Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if N&B Management believes there will be an active and liquid secondary market. Hedging Instruments used by the Portfolio are generally considered "derivatives." There can be no assurance that the Portfolio's use of Hedging Instruments will be successful.


                      The Portfolio's use of Hedging Instruments may be limited by the requirements of the Internal Revenue Code of 1986, as amended ("Code"), that apply to the Fund for qualification as a regulated investment company ("RIC"). See "Additional Tax Information."


                      Cover for Hedging Instruments. The Portfolio will comply with SEC guidelines regarding cover for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian cash, U.S. Government or Agency Securities, or other liquid, high-grade debt securities in the prescribed amount. Securities held in a segregated account cannot be sold while the option or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. The Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid option or forward position; this inability may result in a loss to the Portfolio.


                      Fixed Income Securities. While the emphasis of the Portfolio's investment program is on common stocks and other equity securities (including preferred stocks and securities convertible into or exchangeable for common stocks), it may also invest in money market in-struments, U.S. Government or Agency Securities, and other fixed income securities. The Portfolio may invest in corporate bonds and debentures receiving one of the four highest ratings from Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"), or, if not rated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. The Port-folio relies primarily on ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.


                      Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Subsequent to its purchase by the Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would not be eligible for purchase by the Portfolio. In such a case, N&B Management will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Portfolio's holdings of such securities will not exceed 5% of its net assets.


                      Commercial Paper. Commercial paper is a short-term debt security issued by a corporation or bank for purposes such as financing current operations. The Portfolio may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by N&B Management to be of equivalent quality.


                      The Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.


                      Convertible Securities. The Portfolio may invest in convertible securities. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of
     (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.


                      Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and the Fund's ability to achieve their investment objectives.

                      Preferred Stock. The Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, although preferred shareholders may have certain rights if dividends are not paid. Shareholders may suffer a loss of value if dividends are not paid and generally have no legal recourse against the issuer. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.



                               PERFORMANCE INFORMATION

                      The Fund's performance figures are based on historical earnings and are not intended to indicate future performance. The share price and total return of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor's original cost.

     Total Return Computations
     -------------------------
                      The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:
                                          n
                                    P(1+T)  = ERV

                      Average annual total return smooths out year-to-year variations and, in that respect, differs from actual year-to-year results.


                      Although the Fund commenced operations on August 3, 1993, the Fund's investment objective, limitations, and policies are the same as another mutual fund administered by N&B Management, which has a name similar to the Fund's and invests in the same Portfolio ("Sister Fund"). The Sister Fund had a predecessor. The following total return data is for the Fund since its inception and, for periods prior to the Fund's inception, the Sister Fund and the Sister Fund's predecessor. The total returns for periods prior to the Fund's inception would have been lower had they reflected the higher fees of the Fund, as compared to those of the Sister Fund and its predecessor. Appendix B to this SAI includes additional performance data.


                      The  average annual total returns for the Fund, its Sister
     Fund, and the Sister Fund's predecessor for the one-, five-, and ten-year periods ended August 31, 1995, were 24.01%, 20.14%, and 15.66%, respec-tively. If an investor had invested $10,000 in the predecessor's shares on June 1, 1950 and had reinvested all distributions and income dividends, the NAV of that investor's holdings would have been $2,629,312 on August 31, 1995.

     Comparative Information
     -----------------------

                      From time to time the Fund's performance may be compared with:


                      (1) data (that  may be expressed  as rankings  or
              ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, New York
              Times, Kiplingers Personal Finance, and Barron's News-paper, or


                      (2) recognized stock and other  indices, such  as
              the S&P 500 Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750, Nasdaq Composite Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Survey of Colleges Annual
              Increases of College Costs, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $27 million to $880 million, with an average of $302 million. The S&P 400 Index measures mid-sized companies with an average market capitalization of $1.2 billion. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. The Portfolio may invest in different types of securities from those included in some of the above indices.


                      Evaluations of the Fund's performance, its total returns, and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Fund may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.


     Other Performance Information
     -----------------------------

                      From time to time, information about the Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements for the Fund. This information, for example, may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents.


                      N&B Management believes that many of its common stock funds may be attractive investment vehicles for conservative investors who are interested in long-term appreciation from stock investments, but who have a moderate tolerance for risk. Such investors may include, for example, individuals (1) planning for or facing retirement, (2) receiving or expecting to receive lump-sum distributions from individual retirement accounts ("IRAs"), self-employed individual retirement plans ("Keogh plans"), or other retirement plans, (3) anticipating rollovers of CDs or IRAs, Keogh plans, or other retirement plans, and (4) receiving a significant amount of money as a result of inheritance, sale of a business, or termination of employment.


                      Investors who  may  find  the  Fund to  be  an  attractive investment vehicle also include parents saving to meet college costs for their children. For instance, the cost of a college education is rapidly approaching the cost of the average family home. Four years' tuition, room and board at a top private institution can already cost over $80,000. If college expenses continue to increase at current rates, by the time today's pre-schooler enters the ivy-covered halls in 2009, four years at a private college may easily cost $200,000!3/


                      Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)


     3/       Source: College Board, 1994, 1995 Annual Survey of Colleges,
     Princeton, NJ, assuming an average 6% increase in annual expenses.

                      From time to time the investment philosophy of N&B Man-agement's founder, Roy R. Neuberger, may be included in the Fund's Advertisements. This philosophy is described in further detail in "The Art of Investing: A Conversation with Roy Neuberger," attached as Appendix C to this SAI.


                             CERTAIN RISK CONSIDERATIONS

                      Although the Portfolio seeks to reduce risk by investing in a diversified portfolio, diversification does not eliminate all risk. There can, of course, be no assurance that the Portfolio will achieve its investment objective, and an investment in the Fund involves certain risks that are described in the sections entitled "Investment Program" and "Description of Investments" in the Prospectus and "Investment Information -- Additional Investment Information" in this SAI.


                                TRUSTEES AND OFFICERS

                      The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds, and (where applicable) their corresponding portfolios, administered or managed by N&B Management and Neuberger & Berman, L.P. ("Neuberger & Berman").




       Name, Age, and                         Positions Held
        Address(1)                            With the Trusts             Principal Occupation(s)(2)
       --------------                         ----------------            --------------------------






       Faith Colish (60)                      Trustee of each Trust       Attorney  at Law,  Faith Colish,
       63 Wall Street                                                     A Professional Corporation.
       24th Floor
       New York, NY  10005




                                       - 19 -













       Donald M. Cox (73)                     Trustee of each Trust       Retired.   Formerly  Senior Vice
       435 East 52nd Street                                               President and  Director of Exxon
       New York, NY  10022                                                Corporation;     Director     of
                                                                          Emigrant Savings Bank.




       Stanley Egener* (61)                   Chairman  of  the   Board,  Partner  of Neuberger  & Berman;
                                              Chief  Executive  Officer,  President  and  Director of  N&B
                                              and Trustee of each Trust   Management;   Chairman  of   the
                                                                          Board, Chief Executive  Officer,
                                                                          and   Trustee  of   eight  other
                                                                          mutual   funds  for   which  N&B
                                                                          Management  acts  as  investment
                                                                          manager or administrator.




       Alan R. Gruber (68)                    Trustee of each Trust       Chairman  and  Chief   Executive
       Orion Capital Corporation                                          Officer    of   Orion    Capital
       600 Fifth Avenue                                                   Corporation     (property    and
       24th Floor                                                         casualty   insurance);  Director
       New York, NY 10020                                                 of    Trenwick    Group,    Inc.
                                                                          (property      and      casualty
                                                                          reinsurance);  Chairman  of  the
                                                                          Board  and Director  of Guaranty
                                                                          National  Corporation  (property
                                                                          and     casualty     insurance);
                                                                          formerly  Director   of  Ketema,
                                                                          Inc.   (diversified  manufactur-
                                                                          er).















                                       - 20 -










       Howard A. Mileaf (57)                  Trustee of each Trust       Vice   President   and   Special
       Wheeling Pittsburgh Corporation                                    Counsel  to Wheeling  Pittsburgh
       110 East 59th Street                                               Corporation   (holding  company)
       New York, NY  10022                                                since   1992;    formerly   Vice
                                                                          President  and  General  Counsel
                                                                          of   Keene   Corporation  (manu-
                                                                          facturer      of      industrial
                                                                          products);  Director  of  Kevlin
                                                                          Corporation   (manufacturer   of
                                                                          microwave and other products).




       Edward I. O'Brien* (67)                Trustee of each Trust       Until  1993,  President  of  the
       12 Woods Lane                                                      Securities  Industry Association
       Scarsdale, NY 10583                                                ("SIA")  (securities  industry's
                                                                          representative   in   government
                                                                          relations     and     regulatory
                                                                          matters   at  the   federal  and
                                                                          state  levels);  until  November
                                                                          1993,   employee  of   the  SIA;
                                                                          Director of Legg Mason, Inc.




       John T. Patterson, Jr. (67)            Trustee of each Trust       President of  SOBRO (South Bronx
       90 Riverside Drive                                                 Overall   Economic   Development
       Apartment 1B                                                       Corporation).
       New York, NY  10024




       John P. Rosenthal (63)                 Trustee of each Trust       Senior    Vice    President   of
       Burnham Securities Inc.                                            Burnham   Securities   Inc.   (a
       Burnham Asset Management Corp.                                     registered  broker-dealer) since
       1325 Avenue of the Americas                                        1991;   formerly   Partner    of
       17th Floor                                                         Silberberg,   Rosenthal  &   Co.
       New York, NY  10019                                                (member of  National Association
                                                                          of  Securities  Dealers,  Inc.);
                                                                          Director,    Cancer    Treatment
                                                                          Holdings, Inc.







                                       - 21 -










       Cornelius T. Ryan (64)                 Trustee of each Trust       General   Partner    of   Oxford
       Oxford Bioscience Partners                                         Partners  and Oxford  Bioscience
       315 Post Road West                                                 Partners     (venture    capital
       Westport, CT  06880                                                partnerships)  and President  of
                                                                          Oxford    Venture   Corporation;
                                                                          Director    of    Capital   Cash
                                                                          Management  Trust (money  market
                                                                          fund) and Prime Cash Fund.




       Gustave H. Shubert (66)                Trustee of each Trust       Senior  Fellow/Corporate Advisor
       13838 Sunset Boulevard                                             and Advisory Trustee of  Rand (a
       Pacific Palisades, CA   90272                                      non-profit    public    interest
                                                                          research    institution)   since
                                                                          1989;  Member  of  the Board  of
                                                                          Overseers  of the  Institute for
                                                                          Civil   Justice,    the   Policy
                                                                          Advisory   Committee    of   the
                                                                          Clinical  Scholars  Program   at
                                                                          the  University  of  California,
                                                                          the  American   Association  for
                                                                          the Advancement  of Science, the
                                                                          Counsel  on  Foreign  Relations,
                                                                          and the  Institute for Strategic
                                                                          Studies  (London);  advisor   to
                                                                          the   Program   Evaluation   and
                                                                          Methodology   Division  of   the
                                                                          U.S. General Accounting  Office;
                                                                          formerly  Senior Vice  President
                                                                          and Trustee of Rand.




       Lawrence Zicklin* (59)                 President  and Trustee  of  Partner  of Neuberger  & Berman;
                                              each Trust                  Director   of  N&B   Management;
                                                                          President  of five  other mutual
                                                                          funds  for which  N&B Management
                                                                          acts  as  investment manager  or
                                                                          administrator.









                                       - 22 -










       Daniel J. Sullivan (55)                Vice  President   of  each  Senior  Vice  President  of  N&B
                                              Trust                       Management  since   1992;  prior
                                                                          thereto,  Vice President  of N&B
                                                                          Management;  Vice  President  of
                                                                          eight  other  mutual  funds  for
                                                                          which  N&B  Management  acts  as
                                                                          investment       manager      or
                                                                          administrator.




       Michael J. Weiner (48)                 Vice     President     and  Senior   Vice    President   and
                                              Principal        Financial  Treasurer   of  N&B   Management
                                              Officer of each Trust       since 1992;  prior thereto, Vice
                                                                          President  and Treasurer  of N&B
                                                                          Management   and  Treasurer   of
                                                                          certain  mutual funds  for which
                                                                          N&B    Management    acted    as
                                                                          investment     adviser;     Vice
                                                                          President      and     Principal
                                                                          Financial   Officer   of   eight
                                                                          other  mutual  funds  for  which
                                                                          N&B  Management acts  as invest-
                                                                          ment manager or administrator.




       Claudia A. Brandon (38)                Secretary of each Trust     Vice   President  of   N&B  Man-
                                                                          agement;   Secretary  of   eight
                                                                          other  mutual  funds  for  which
                                                                          N&B    Management    acts     as
                                                                          investment       manager      or
                                                                          administrator.




       Richard Russell (48)                   Treasurer  and   Principal  Vice     President    of     N&B
                                              Accounting   Officer    of  Management  since   1993;  prior
                                              each Trust                  thereto,      Assistant     Vice
                                                                          President  of   N&B  Management;
                                                                          Treasurer   and  Principal   Ac-
                                                                          counting Officer  of eight other
                                                                          mutual   funds  for   which  N&B
                                                                          Management  acts  as  investment
                                                                          manager or administrator.



                                       - 23 -













       Stacy Cooper-Shugrue (32)              Assistant   Secretary   of  Assistant Vice  President of N&B
                                              each Trust                  Management since  1993; employee
                                                                          of N&B Management  since   1989;
                                                                          Assistant  Secretary   of  eight
                                                                          other  mutual  funds  for  which
                                                                          N&B    Management    acts     as
                                                                          investment       manager      or
                                                                          administrator.




       C. Carl Randolph (57)                  Assistant   Secretary   of  Partner  of  Neuberger &  Berman
                                              each Trust                  since  1992;   employee  thereof
                                                                          since 1971; Assistant  Secretary
                                                                          of eight other mutual  funds for
                                                                          which  N&B  Management  acts  as
                                                                          investment       manager      or
                                                                          administrator.




     ____________________

     (1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.


     (2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.


     * Indicates an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Zicklin are interested persons by virtue of the fact that they are officers and/or directors of N&B Management and partners of Neuberger & Berman. Mr. O'Brien is an interested person by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolio and other funds for which N&B Management serves as investment manager.


                      The Trust's Trust Instrument and Managers Trust's Declaration of Trust each provides that it will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.


              For the fiscal year ended August 31, 1995, the Fund and Portfolio paid fees and expenses of $15,468 to the Fund and Portfolio Trustees who were not affiliated with N&B Management or Neuberger & Berman.


                      The following table sets forth information concerning the compensation of the trustees and officers of the Trust. None of the Neuberger & Berman Funds(SERVICEMARK) has any retirement plan for its trustees or officers.


                                                 TABLE OF COMPENSATION
                                             FOR FISCAL YEAR ENDED 8/31/95
                                             -----------------------------



                                                                                Total Compensation from the
       Name and Position                         Aggregate Compensation         Neuberger & Berman Fund Complex
       with the Trust                            from the Trust                 Paid to Trustees
       -----------------                         ----------------------         -------------------------------


       Faith Colish                              $1,336.05                                   $39,000
       Trustee                                                                    (5 other investment companies)

       Donald M. Cox                             $1,336.05                                   $31,000
       Trustee                                                                    (3 other investment companies)

       Stanley Egener                            $0                                            $0
       Chairman of the Board, Chief Executive                                     (9 other investment companies)
       Officer, and Trustee

       Alan R. Gruber                            $1,336.05                                   $31,000
       Trustee                                                                    (3 other investment companies)

       Howard A. Mileaf                          $1,404.81                                   $36,500
       Trustee                                                                    (4 other investment companies)

       Edward I. O'Brien                         $1,388.74                                   $31,500
       Trustee                                                                    (3 other investment companies)

       John T. Patterson, Jr.                    $1,371.96                                   $34,500
       Trustee                                                                    (4 other investment companies)

       John P. Rosenthal                         $1,309.92                                   $33,000
       Trustee                                                                    (4 other investment companies)

       Cornelius T. Ryan                         $1,404.81                                   $33,500
       Trustee                                                                    (3 other investment companies)

       Gustave H. Shubert                        $1,309.92                                   $30,000
       Trustee                                                                    (3 other investment companies)

       Lawrence Zicklin                          $0                                             $0
       President and Trustee                                                      (5 other investment companies)


                  INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

     Investment Manager and Administrator
     ------------------------------------

                      Because all of the Fund's net investable assets are invested in the Portfolio, the Fund does not need an investment manager. N&B Management serves as the Portfolio's investment manager pursuant to a management agreement with Managers Trust, dated as of August 2, 1993 ("Management Agreement"). The Management Agreement was approved for the Portfolio by the Portfolio Trustees, including a majority of the Portfolio Trustees who were not "interested persons" of N&B Management or Managers Trust ("Independent Portfolio Trustees"), on July 15, 1993, and was approved by the holders of the interests in the Portfolio on August 2, 1993.


                      The Management Agreement provides, in substance, that N&B Management will make and implement investment decisions for the Portfolio in its discretion and will continuously develop an investment program for the Portfolio's assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of the Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, although N&B Management has no current plans to do so.


                      N&B Management provides to the Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two directors of N&B Management (who also are partners of Neuberger & Berman), one of whom also serves as an officer of N&B Management, presently serve as trustees and officers of the Trusts. See "Trustees and Officers." Each Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.


                      N&B Management provides similar  facilities, services  and personnel, as well as shareholder accounting, recordkeeping, and other shareholder services, to the Fund pursuant to an administration agreement dated August 3, 1993 ("Administration Agreement"). For such administrative services, the Fund pays N&B Management a fee based on the Fund's daily net assets, as described in the Prospectus. N&B Management enters into administrative services agreements with Institutions, pursuant to which it compensates such Institutions for accounting, recordkeeping, and other services that they provide to investors who purchase shares of the Fund.

                      During the fiscal years ended August 31, 1995 and 1994, and the period from August 3 to August 31, 1993, the Fund accrued management and administration fees of $2,417,586, $142,142, and $43.97, respectively.


                      N&B Management  has voluntarily  undertaken until December
     31, 1996, to reimburse the Fund for its Operating Expenses and its pro rata share of the Portfolio's Operating Expenses so that the Fund's expense ratio per annum will not exceed the expense ratio of its Sister Fund by more than 0.10% of the Fund's average daily net assets. "Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses. During the period from August 3, 1993 (commencement of operations of the Fund) to December 31, 1994, N&B Management voluntarily undertook to reimburse the Fund for its Operating Expenses and its pro rata share of the Portfolio's Operating Expenses which, in the aggregate, exceeded the aggregate Operating Expenses and pro rata share of Portfolio Operating Expenses of the Sister Fund. During the fiscal years ended August 31, 1995 and 1994, N&B Management reimbursed the Fund $171,796 and $116,354, respectively, of expenses, under this arrangement.


                      The Management Agreement continues with respect to the Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to the Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Portfolio Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding shares in the Portfolio. The Administration Agreement continues with respect to the Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.


                      The Management Agreement is terminable, without penalty, with respect to the Portfolio on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by N&B Management or by the Trust if authorized by the Fund Trustees, including a majority of the Independent Fund Trustees. Each Agreement terminates automatically if it is assigned.

                      In addition to the voluntary expense reimbursements described in the Prospectus under "Management and Administration -- Expenses," N&B Management has agreed in the Management Agreement to reimburse the Fund's expenses, as follows. If, in any fiscal year, the Fund's Aggregate Operating Expenses (as defined below) exceed the most restrictive expense limitation imposed under the securities laws of the states in which the Fund's shares are qualified for sale ("State Expense Limitation"), then N&B Management will pay the Fund the amount of that excess, less the amount of any reduction of the administration fee payable by the Fund under a similar State Expense Limitation contained in the Administration Agreement. N&B Management will have no obligation to pay the Fund, however, for any expenses that exceed the pro rata portion of the management fees attributable to the Fund's interest in the Portfolio. At the date of this SAI, the most restrictive State Expense Limitation to which the Fund expects to be subject is 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets, and 1 1/2% of average net assets over $100 million.


                      For purposes  of the  State Expense  Limitation, the  term
     "Aggregate Operating Expenses" means the Fund's operating expenses plus its pro rata portion of the Portfolio's operating expenses (including any fees or expense reimbursements payable to N&B Management and any compensation payable thereto pursuant to (1) the Administration Agreement or (2) any other agreement or arrangement with Managers Trust in regard to the Portfolio; but excluding (with respect to both the Fund and the Portfolio) interest, taxes, brokerage commissions, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of business).

     Sub-Adviser
     -----------

                      N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to the Portfolio pursuant to a sub-advisory agreement dated August 2, 1993 ("Sub-Advisory Agreement"). The Sub-Advisory Agreement was approved by the Portfolio Trustees, including a majority of the Independent Portfolio Trustees, on July 15, 1993 and was approved by the holders of the inter-ests in the Portfolio on August 2, 1993.


                      The Sub-Advisory Agreement provides in substance that Neuberger & Berman will furnish to N&B Management, upon reasonable request, the same type of investment recommendations and research that Neuberger & Berman, from time to time, provides to its partners and employees for use in managing client accounts. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of
     Neuberger & Berman. This staff consists of approximately fourteen investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory Agreement provides that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as sub-adviser for all of the other mutual funds managed by N&B Management.


                      The Sub-Advisory Agreement continues with respect to the Portfolio for a period of two years after the date the Portfolio became subject thereto, and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Portfolio by the Portfolio Trustees, by a 1940 Act majority vote of the outstanding Portfolio shares, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Portfolio if it is assigned or if the Management Agreement terminates with respect to the Portfolio.


                      Most money managers that come to the Neuberger & Berman organization have at least fifteen years experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.


     Investment Companies Managed
     ----------------------------


                      N&B Management currently serves as investment manager of the following investment companies. As of September 30, 1995, these companies, along with three investment companies advised by Neuberger & Berman, had aggregate net assets of approximately $11.4 billion, as shown in the following list:



                                                               Approximate Net Assets at
                                                                     September 30,
                               Name                                       1995
                               ----                             ------------------------





       Neuberger & Berman Cash Reserves Portfolio
               (investment portfolio for Neuberger &
               Berman Cash Reserves)                                       $ 377,608,619

       Neuberger & Berman Government Income Portfolio
               (investment portfolio for Neuberger &
               Berman Government Income Fund and Neuberger
               & Berman Government Income Trust)                          $   12,053,656

       Neuberger & Berman Government Money Portfolio
               (investment portfolio for Neuberger &
               Berman Government Money Fund)                              $  346,898,132

       Neuberger & Berman Limited Maturity Bond Portfolio
               (investment portfolio for Neuberger &
               Berman Limited Maturity Bond Fund and
               Neuberger & Berman Limited Maturity Bond
               Trust)                                                     $  309,540,451

       Neuberger & Berman Municipal Money Portfolio
               (investment portfolio for Neuberger &
               Berman Municipal Money Fund)                               $  149,657,613

       Neuberger & Berman Municipal Securities Portfolio
               (investment portfolio for Neuberger &
               Berman Municipal Securities Trust)                          $  44,568,635

       Neuberger & Berman New York Insured Intermediate
       Portfolio
               (investment portfolio for Neuberger &
               Berman New York Insured Intermediate Fund)                 $   10,679,324

       Neuberger & Berman Ultra Short Bond Portfolio
               (investment portfolio for Neuberger &
               Berman Ultra Short Bond Fund and Neuberger
               & Berman Ultra Short Bond Trust)                           $  102,903,312



                                       - 31 -






                                                               Approximate Net Assets at
                                                                     September 30,
                               Name                                       1995
                               ----                             ------------------------


       Neuberger & Berman Focus Portfolio
       (investment portfolio for Neuberger & Berman Focus
       Fund and Neuberger & Berman Focus Trust)                         $ 1,031,915,664

       Neuberger & Berman Genesis Portfolio
               (investment portfolio for Neuberger &
               Berman Genesis Fund and Neuberger & Berman
               Genesis Trust)                                             $  145,188,783

       Neuberger & Berman Guardian Portfolio
               (investment portfolio for Neuberger &
               Berman Guardian Fund and Neuberger & Berman
               Guardian Trust)                                            $4,943,764,830

       Neuberger & Berman International Portfolio
               (investment portfolio for Neuberger &
               Berman International Fund)                                 $   29,990,616

       Neuberger & Berman Manhattan Portfolio
               (investment portfolio for Neuberger &
               Berman Manhattan Fund and Neuberger &
               Berman Manhattan Trust)                                     $ 670,916,038

       Neuberger & Berman Partners Portfolio
               (investment portfolio for Neuberger &
               Berman Partners Fund and
               Neuberger & Berman Partners Trust)                         $1,664,460,688

       Neuberger & Berman Socially Responsive Portfolio
               (investment portfolio for Neuberger &
               Berman Socially Responsive Fund, Neuberger
               & Berman Socially Responsive Trust, and
               Neuberger & Berman NYCDC Socially
               Responsive Trust)                                          $  102,675,093

       Neuberger & Berman Advisers Managers Trust
               (six series)                                               $1,257,506,124



                      In addition, Neuberger & Berman serves as investment adviser to three investment companies, Plan Investment Fund, Inc., AHA Investment Fund, Inc., and AHA Full Maturity, with assets of $85,110,472, $110,683,193, and $23,891,472, respectively, at September 30, 1995.

                      The investment decisions concerning the Portfolio and the other funds and portfolios managed by N&B Management (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Portfolio. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Portfolio to achieve their objectives may differ.


                      There may be occasions when the Portfolio and one or more of the Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated as to amounts in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Portfolio, in other cases it is believed that the Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolio's having its advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions. The investment results achieved by all of the funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.

     Management and Control of N&B Management
     ----------------------------------------

                      The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theresa A. Havell, Vice President and director; Irwin Lainoff, director; Marvin C. Schwartz, director; Lawrence Zicklin, director; Daniel
     J. Sullivan, Senior Vice President; Michael J. Weiner, Senior Vice President and Treasurer; Claudia A. Brandon, Vice President; William
     Cunningham, Vice President; Clara Del Villar, Vice President; Mark R. Goldstein, Vice President; Farha-Joyce Haboucha, Vice President; Michael
     M. Kassen, Vice President; Michael Lamberti, Vice President; Josephine P. Mahaney, Vice President; Lawrence Marx III, Vice President; Ellen Metzger, Vice President and Secretary; Janet W. Prindle, Vice President; Felix Rovelli, Vice President; Richard Russell, Vice President; Kent C. Simons, Vice President; Frederick B. Soule, Vice President; Judith M. Vale, Vice President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Patrick T. Byrne, Assistant Vice President; Robert Conti, Assistant Vice President; Stacy Cooper-Shugrue, Assistant Vice President; Robert Cresci, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Roberta D'Orio, Assistant Vice President; Robert
     I. Gendelman, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Paul Metzger, Assistant Vice President; Susan Switzer, Assistant Vice President; Susan Walsh, Assistant Vice President; and Celeste Wischerth,

     Assistant  Vice President.    Messrs.  Cantor, Egener,  Lainoff,  Schwartz,
     Zicklin, Goldstein, Kassen, Marx, and Simons and Mmes. Havell and Prindle are general partners of Neuberger & Berman.

                      Messrs. Egener and Zicklin are trustees and officers, and Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon and Cooper-Shugrue are officers, of each Trust. C. Carl Randolph, a general partner of Neuberger & Berman, also is an officer of each Trust.

                      All of the outstanding voting stock in N&B Management is owned by persons who are also general partners of Neuberger & Berman.


                              DISTRIBUTION ARRANGEMENTS

                      N&B Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares on a no-load basis to Institutions. In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered either personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's shares to Institutions without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Fund's shares.


                      The Distributor or one of its affiliates may, from time to time, deem it desirable to offer to the Fund's shareholders, through use of its shareholder list, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent
     Fund Trustees. These lists will not be used to offer the Fund's shareholders any investment products or services other than those managed or distributed by N&B Management or Neuberger & Berman.


                      The Trust, on  behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues until August 3, 1996. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will automatically terminate on its assignment, in the same manner as the Management Agreement.

                          ADDITIONAL REDEMPTION INFORMATION

     Suspension of Redemptions
     -------------------------

                      The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed (other than weekend and holiday closings), (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders; provided that applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

     Redemptions in Kind
     -------------------

                      The Fund reserves the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities valued as described under "Share Information -- Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, a shareholder generally will incur brokerage expenses in converting those securities into cash and will be subject to fluctuations in the market price of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determine that it is in the best interests of the Fund's shareholders as a whole. Redemptions in kind will be made with readily marketable securities to the extent possible.


                          DIVIDENDS AND OTHER DISTRIBUTIONS

                      The Fund distributes to its shareholders amounts equal to substantially all of its proportionate share of any net investment income (after deducting expenses incurred directly by the Fund), net capital gains (both long-term and short-term), and net gains from foreign currency transactions earned or realized by the Portfolio. The Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).


                      The Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include realized gains and losses. Net investment income and realized gains and losses are reflected in the Portfolio's NAV (and, hence, the Fund's NAV) until they are distributed. The Fund generally distributes substantially all of its share of the Portfolio's net investment income, if any, at the end of each calendar quarter. Distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.


                      Dividends  and/or  other  distributions are  automatically reinvested in additional shares of the Fund, unless and until the Institution elects to receive them in cash ("cash election"). To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares. A cash election with respect to the Fund remains in effect until the Institution notifies the Fund in writing to discontinue the election.


                              ADDITIONAL TAX INFORMATION

     Taxation of the Fund
     --------------------

                      In order to  continue to qualify  for treatment  as a  RIC under  the Code,  the Fund  must  distribute to  its shareholders  for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to the Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in secu-rities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- (i) options (other than those on foreign currencies), or (ii) foreign currencies or Hedging Instruments thereon that are not directly related to the Fund's principal business of investing in securities (or options with respect thereto) ("Short-Short Limitation"); and (3) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and does not represent more than 10% of the issuer's outstanding voting securities, and
     (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities) of any one issuer.


                      Certain funds managed by N&B Management, including the Sister Fund, have received a ruling from the Internal Revenue Service

     ("Service") that each such fund, as an investor in a corresponding portfolio of Managers Trust or Income Managers Trust, will be deemed to own a proportionate share of the portfolio's assets and income for pur-poses of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although that ruling may not be relied on as precedent by the Fund, N&B Management believes that the reasoning thereof and, hence, its conclusion apply to the Fund as well.


                      The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.


                      See the next section for a discussion of the tax conse-quences to the Fund of distributions to it from the Portfolio, investments by the Portfolio in certain securities, and hedging transactions engaged in by the Portfolio.

     Taxation of the Portfolio
     -------------------------

                      The Portfolio has received a ruling from the Service to the effect that, among other things, the Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, the Portfolio is not subject to federal income tax; instead, each investor in the Portfolio, such as the Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware or New York income or franchise tax.


                      Because the Fund is deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to continue to conduct its operations so that the Fund will be able to continue to satisfy all those requirements.


                      Distributions to the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio generally equals the amount of cash the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by
     (1) the amount of cash and the basis of any property the Portfolio distri-butes to the Fund and (2) the Fund's share of the Portfolio's losses.


                      Dividends and interest received by the Portfolio may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


                      The Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Portfolio holds stock of a PFIC, the Fund
     (indirectly through its interest in the Portfolio) will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.


                      If the Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the
     Portfolio's pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Portfolio. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


                      Pursuant to proposed regulations,  open-end RICs, such  as the Fund, would be entitled to elect to mark to market their stock in certain PFICs. Marking to market, in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark to market gain for each prior year for which an election was in effect).


                      The Portfolio's use of hedging strategies, such as writ-ing (selling) and purchasing options and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in Hedging Instruments derived by the Portfolio with respect to its business of investing in securities or foreign cur-rencies, will qualify as permissible income for the Fund under the Income Requirement. However, income from the disposition by the Portfolio of options (other than those on foreign currencies) will be subject to the Short-Short Limitation for the Fund if they are held for less than three months. Income from the disposition of foreign currencies, and Hedging Instruments on foreign currencies, that are not directly related to the Portfolio's principal business of investing in securities (or options with respect thereto) also will be subject to the Short-Short Limitation for the Fund if they are held for less than three months.

                      If the Portfolio satisfies certain requirements, any in-crease in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Portfolio will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent the Portfolio does not so qualify, it may be forced to defer the closing out of certain Hedging Instruments beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

     Taxation of the Fund's Shareholders
     -----------------------------------

                      If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares of the Fund are purchased shortly before the record date for a dividend or other distribution, the purchaser will receive some portion of the purchase price back as a taxable distribution.


                                PORTFOLIO TRANSACTIONS

                      Neuberger & Berman acts as the Portfolio's principal broker in the purchase and sale of its portfolio securities and in connec-tion with the writing of covered call options on its securities.

     Transactions in portfolio securities for which Neuberger & Berman serves as broker will be effected in accordance with Rule 17e-1 under the 1940 Act.


                      During  the  period  August  3  to  August  31,  1993, the
     Portfolio paid brokerage commissions of $201,981, of which $149,496 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1994, the Portfolio paid brokerage commissions of $2,207,401, of which $1,647,807 was paid to Neuberger & Berman.


                      During  the  fiscal  year  ended  August   31,  1995,  the
     Portfolio paid brokerage commissions of $3,751,206, of which $2,521,523 was paid to Neuberger & Berman. Transactions in which the Portfolio used Neuberger & Berman as broker comprised 70.49% of the aggregate dollar amount of transactions involving the payment of commissions, and 67.22% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1995. 82.78% of the $1,229,683 paid to other brokers by the Portfolio during that fiscal year (representing commissions on transactions involving approximately $509,609,733) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1995, the Portfolio acquired securities of the following of its Regular B/Ds: EXXON Credit Corp., General Electric Capital Corp., and Merrill Lynch, Pierce, Fenner & Smith, Inc.; at that date, the Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $1,500,000, and Merrill Lynch, Pierce, Fenner & Smith, Inc., $48,116,875.


                      Portfolio securities are, from time to time, loaned by the Portfolio to Neuberger & Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. Among the conditions of the order, securities loans made by the Portfolio to Neuberger & Berman must be fully secured by cash collateral. Under the order, the portion of the income on the cash collateral which may be shared with Neuberger & Berman is determined with reference to concurrent arrangements between Neuberger & Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger & Berman borrows securities from the Portfolio in order to relend them to others, Neuberger & Berman is required to pay the Portfolio, on a quarterly basis, certain "excess earnings" that Neuberger & Berman otherwise has derived from the relending of the borrowed securities. When Neuberger & Berman desires to borrow a security that the Portfolio has indicated a willingness to lend, Neuberger & Berman must borrow such security from the Portfolio, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than the Portfolio. If the Portfolio's expenses exceed its income in any securities loan transaction with Neuberger & Berman, Neuberger & Berman must reimburse the Portfolio for such loss.

                      During the fiscal years ended August 31, 1995 and 1994, the Portfolio earned $1,430,672 and $147,103, respectively in interest income from the collateralization of securities loans, from which Neuberger & Berman was paid $1,252,190 and $119,620, respectively. During the period August 3 to August 31, 1993, the Portfolio earned interest income of $3,164 from the collateralization of securities loans, from which Neuberger & Berman was paid $2,881.


                      The Portfolio may also lend securities to unaffiliated entities, including brokers or dealers, banks and other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the Portfolio. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.


                      A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolio.


                      In effecting securities transactions, the Portfolio gen-erally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Portfolio plans to continue to use Neuberger & Berman as its principal broker where, in the judgment of N&B Management (the Portfolio's investment manager and an affiliate of Neuberger &
     Berman), that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolio's knowledge, however, no affiliate of the Portfolio receives give-ups or reciprocal business in connection with its securities transactions.


                      The use of Neuberger & Berman as a broker for the Port-folio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Portfolio Trustees have expressly authorized Neuberger & Berman to retain such compensation, and Neuberger & Berman complies with the reporting requirements of Section 11(a).


                      Under the 1940 Act, commissions paid by the Portfolio to Neuberger & Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Portfolio's policy that the commissions paid to Neuberger & Berman must, in N&B Management's judgment, be (1) at least as favorable as those charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger & Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger & Berman acts as a clearing broker for another brokerage firm and customers of Neuberger & Berman considered by a majority of the Independent Portfolio Trustees not to be comparable to the Portfolio. The Portfolio does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger & Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase or sale of securities for the Portfolio's account, unless an appropriate exemption is available.


                      A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger & Berman to the Portfolio and to its
     other  customers  and  information  concerning  the   prevailing  level  of
     commissions   charged  by   other  brokers   having   comparable  execution
     capability. In addition, the procedures pursuant to which Neuberger & Berman effects brokerage transactions for the Portfolio must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.


                      The Portfolio expects that it will continue to execute a portion of its transactions through brokers other than Neuberger & Berman. In selecting those brokers, N&B Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by, and sale of Fund shares effected through, those brokers.


                      To ensure that accounts of all investment clients, including the Portfolio, are treated fairly in the event that transaction instructions for more than one investment account regarding the same security are received by Neuberger & Berman at or about the same time, Neuberger & Berman may combine transaction orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the transaction order actually placed by the account bears to the aggregate size of transaction orders simultaneously made by the other accounts, subject to de minimis exceptions, with all participating accounts paying or receiving the same price.


                      A committee comprised of officers of N&B Management and partners of Neuberger & Berman who are portfolio managers of the Portfolio and Other N&B Funds (collectively, "N&B Funds") and some of Neuberger & Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the N&B Funds and the Managed Accounts that are not effected by Neuberger & Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution or research capabilities of particular brokers, or in the execution or research needs of the N&B Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the N&B Funds and the Managed Accounts may change substantially from one semi-annual period to the next.


                      The   commissions  charged   by   a   broker  other   than
     Neuberger & Berman may be higher than the amount another firm might charge if N&B Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. N&B Management believes that those research services benefit the Portfolio by supplementing the research otherwise available to N&B Management. That research may be used by N&B Management in servicing Other N&B Funds and, in some cases, by Neuberger & Berman in servicing the Managed Accounts. On the other hand, research received by N&B Management from brokers effecting portfolio transactions on behalf of the Other N&B Funds and by Neuberger & Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Portfolio's benefit.

                      Lawrence Marx III and Kent C. Simons, each of whom is a Vice President of N&B Management and a general partner of Neuberger &
     Berman, are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolio of the Portfolio. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of N&B Management prior to taking such action.


     Portfolio Turnover
     ------------------
                      The portfolio turnover rate is the lesser of the cost of the securities purchased or the value of the securities sold, excluding all securities, including options, whose maturity or expiration date at the time of acquisition was one year or less, divided by the average monthly value of such securities owned during the year.


                               REPORTS TO SHAREHOLDERS

                      Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund and Portfolio. The Fund's statements show the investments owned by the Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in the Portfolio.


                             CUSTODIAN AND TRANSFER AGENT

                      The Fund and Portfolio have selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for their respective securities and cash. All correspondence should be mailed to Neuberger & Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. State Street also serves as the Fund's transfer agent, administering purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions.


                                INDEPENDENT AUDITORS

                      The Fund and Portfolio have selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit their financial statements.

                                    LEGAL COUNSEL

                      The  Fund  and  Portfolio  have   selected  Kirkpatrick  &
     Lockhart LLP, 1800 M Street, N.W., Washington, D.C. 20036, as their legal counsel.


                 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                      The following table sets forth the name, address, and percentage of ownership of each person who owned of record, or who was known by the Fund to own beneficially or of record, 5% or more of the Fund's outstanding shares at November 30, 1995:


                                                                          Percentage of Ownership at
                                   Name and Address                           November 30, 1995
                                   -----------------                      --------------------------

       Neuberger & Berman          The Northern Trust Co.,                          27.18%
       GUARDIAN Trust              Trustee
                                   Digital Equipment Corp.
                                   DTD 1-3-95
                                   P.O. Box 92956
                                   Chicago, IL  60675-0001

                                   MAC & Co.                                        17.15%
                                   A/C 195-643
                                   Mellon Bank N.A.
                                   P.O. Box 320
                                   Pittsburgh, PA 15230-0320

                                   National Financial Services                      9.54%
                                   Corp.*
                                   P.O. Box 3908
                                   Church Street Station
                                   New York, NY  10008-3908
                                   The Bank of NY, Trustee                          6.33%
                                   Melville Corp. 401(k)
                                   PSRP - General DTD 6/7/89
                                   1 Wall Street, 7th Floor
                                   New York, NY  10286-0001

                                   MAC & Co.                                        5.38%
                                   A/C #854-169
                                   Mellon Bank N.A.
                                   Mutual Funds Dept.
                                   P.O. Box 320
                                   Pittsburgh, PA  15230-0320


     * National Financial Services Corp. holds these shares of record for the account of certain of its clients and has informed the Fund of its policy to maintain the confidentiality of holdings in its client accounts unless disclosure is expressly required by law.


                      At December 6, 1995, the trustees and officers of the Trusts, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Fund.

                                REGISTRATION STATEMENT

                      This SAI and the Prospectus do not contain all the infor-mation included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the registration statement have been omitted pursuant to SEC rules and regulations. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.

                      Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of the contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.


                                FINANCIAL STATEMENTS

                      The following financial statements and related documents are incorporated herein by reference from the Fund's Annual Report to shareholders for the fiscal year ended August 31, 1995:


                      The audited financial statements  of the Fund and
              Portfolio and notes thereto for the fiscal year ended August 31, 1995, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements.

                                                                      Appendix A

                   RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

                      S&P corporate bond ratings:

                      AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                      AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

                      A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

                      BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

                      BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                      CI   -   The rating  CI is  reserved for  income bonds  on
     which no interest is being paid.

                      D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

                      Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                      Moody's corporate bond ratings:

                      Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

                      Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

                      A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                      Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                      Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                      B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                      Caa   -   Bonds  rated Caa  are of  poor standing.    Such
     issues may be in default or there may be present elements of danger with respect to principal or interest.

                      Ca   -    Bonds rated  Ca  represent obligations  that are
     speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                      C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Modifiers--Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating.

                      S&P commercial paper ratings:

                      A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

                      Moody's commercial paper ratings

                      Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

                      -        Leading  market   positions  in  well-established
                               industries.
                      -        High rates of return on funds employed.
                      - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
                      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
                      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                                                                      Appendix B

                                  PERFORMANCE DATA

                                COST OF LIVING INDEX

                                PREPARED FOR:  BARBARA

                                                 Sales                     Net Asset         Initial
                   Initial      Offering        Charge         Shares        Value          Net Asset
        Date     Investment       Price        Included      Purchased     per Share          Value
        ----     ----------     ---------      --------      ---------     ----------       ---------
       9/27/88   $10,000.00     $119.8000        0.00%         83.472      $119.8000         $10,000


                           Dividends and Capital Gains Reinvested

                    =========== C O S T  O F  S H A R E S ==============
                                    Annual      Cumulative       Total         Annual
                   Cumulative       Income        Income       Investment     Cap Gain
         Date      Investment      Dividends     Dividends       Cost         Distrib'n
         ----      ----------      ---------     ---------     ---------      ---------
       8/31/89        10,000           0             0           10,000           0
       8/31/90        10,000           0             0           10,000           0
       8/31/91        10,000           0             0           10,000           0
       8/31/92        10,000           0             0           10,000           0
       8/31/93        10,000           0             0           10,000           0
       8/31/94        10,000           0             0           10,000           0
       8/31/95        10,000           0             0           10,000           0

       Totals                          0                                          0

                  ================ V A L U E  O F  S H A R E S ===============
                                   From                      From
                    From         Cap Gains       Sub-      Dividends     Total       Shares
        Date     Investment     Reinvested      Total     Reinvested     Value        Held
        ----     ----------     ----------      -----     ----------     -----       ------
       8/31/89     10,401            0          10,401         0         10,401        83
       8/31/90     10,985            0          10,985         0         10,985        83
       8/31/91     11,402            0          11,402         0         11,402        83
       8/31/92     11,761            0          11,761         0         11,761        83
       8/31/93     12,087            0          12,087         0         12,087        83
       8/31/94     12,437            0          12,437         0         12,437        83
       8/31/95     12,730            0          12,730         0         12,730        83

       Totals      12,730            0          12,730         0         12,730        83

       Average Annual Total Return for This Illustration:  3.55% (Annual Compounding)

                                   FROM GUARDIAN TRUST

                                   PREPARED FOR:  BARBARA


                                               Sales                     Net Asset        Initial
                    Initial      Offering      Charge       Shares         Value         Net Asset
        Date      Investment       Price      Included     Purchased     per Share         Value
        ----      ----------     --------     --------     ---------     ---------       ---------

       6/1/50     $200,000.00    $1.8674       0.00%      107,100.000     $1.8674         $200,000


                               Systematic Withdrawal Plan
                        Dividends and Capital Gains Reinvested
           Monthly Withdrawals of $1,666.67 (10.0% Annually) Beginning  6/30/50

                       ================= AMOUNTS WITHDRAWN ========================
                         From                                                               Annual
                        Income            From            Annual         Cumulative        Cap Gain
          Date         Dividends        Principal         Total             Total         Distrib'n
          ----         ---------        ---------         ------         ----------       ---------
        12/31/50           1,949           9,718           11,667             11,667              0
        12/31/51           8,912          11,088           20,000             31,667          4,011
        12/31/52           7,746          12,254           20,000             51,667          5,294
        12/31/53           7,508          12,492           20,000             71,667          1,195
        12/31/54           6,623          13,377           20,000             91,667          8,092
        12/31/55           7,297          12,703           20,000            111,667         14,484
        12/31/56           8,168          11,832           20,000            131,667         11,270
        12/31/57           8,166          11,834           20,000            151,667          4,022
        12/31/58           8,448          11,552           20,000            171,667          7,844
        12/31/59           7,257          12,743           20,000            191,667         29,528
        12/31/60           8,672          11,328           20,000            211,667          8,561
        12/31/61           7,963          12,037           20,000            231,667         24,917
        12/31/62           8,563          11,437           20,000            251,667          8,454
        12/31/63           9,171          10,829           20,000            271,667         11,764
        12/31/64           9,205          10,795           20,000            291,667         20,942
        12/31/65          10,119           9,881           20,000            311,667         21,979
        12/31/66          10,391           9,609           20,000            331,667         13,153
        12/31/67          10,141           9,859           20,000            351,667         35,963
        12/31/68          11,847           8,153           20,000            371,667         40,279
        12/31/69          14,336           5,664           20,000            391,667         21,098
        12/31/70          16,016           3,984           20,000            411,667          4,760
        12/31/71          16,556           3,444           20,000            431,667         27,974
        12/31/72          16,575           3,425           20,000            451,667         26,866
        12/31/73          17,922           2,078           20,000            471,667         12,600
        12/31/74          23,031          -3,031           20,000            491,667          2,344
        12/31/75          27,310          -7,310           20,000            511.667          4,072
        12/31/76          26,446          -6,446           20,000            531,667         40,400
        12/31/77          27,585          -7,585           20,000            551,667         31,538






                         From                                                               Annual
                        Income            From            Annual         Cumulative        Cap Gain
          Date         Dividends        Principal         Total             Total         Distrib'n
          ----         ---------        ---------         ------         ----------       ---------
        12/31/78          30,570         -10,570           20,000            571,667         46,444
        12/31/79          34,576         -14,576           20,000            591,667         80,676
        12/31/80          41,729         -21,729           20,000            611,667        165,482
        12/31/81          66,294         -46,294           20,000            631,667         70,690
        12/31/82          68,340         -48,340           20,000            651,667         35,556
        12/31/83          66,325         -46,325           20,000            671,667        109,076
        12/31/84          71,652         -51,652           20,000            691,667         56,355
        12/31/85          93,224         -73,224           20,000            711,667        342,188
        12/31/86          96,987         -76,987           20,000            731,667        290,204
        12/31/87         112,025         -92,025           20,000            751,667        313,521
        12/31/88          93,586         -73,586           20,000            771,667        315,070
        12/31/89         104,904         -84,904           20,000            791,667        342,357
        12/31/90         113,366         -93,366           20,000            811,667         53,901
        12/31/91         105,305         -85,305           20,000            831,667        303,786
        12/31/92          91,918         -71,918           20,000            851,667        237,107
        12/31/93          50,982         -30,982           20,000            871,667          6,718
        12/31/94          81,035         -61,035           20,000            891,667              0
        8/31/95           33,973         -20,640           13,333            905,000              0

         Totals        1,700,716        -795,716          905,000            905,000      3,212,534


                        ======= VALUE OF REMAINING SHARES ========
                        Remaining         Capital
                        Original            Gain           Total           Shares
          Date           Shares            Shares          Value            Held
          ----          ---------        ---------         -----           ------
        12/31/50          205,803               0         205,803           101,950
        12/31/51          217,640           4,164         221,804            98,733
        12/31/52          214,635          10,055         224,690            95,798
        12/31/53          189,442          10,673         200,115            90,738
        12/31/54          229,670          22,978         252,648            88,659
        12/31/55          238,303          40,212         278,515            89,362
        12/31/56          228,625          52,308         280,933            89,388
        12/31/57          186,916          49,235         236,151            87,033
        12/31/58          235,536          73,907         309,443            85,637
        12/31/59          226,001         105,441         331,442            90,647
        12/31/60          222,016         118,118         340,134            89,902
        12/31/61          239,690         159,191         398,881            92,910
        12/31/62          197,144         147,404         344,548            92,161
        12/31/63          215,254         181,382         396,636            92,347
        12/31/64          219,173         214,377         433,550            94,492
        12/31/65          225,462         252,809         478,271            96,976
        12/31/66          197,924         245,799         443,723            97,904
        12/31/67          220,178         323,669         543,847           103,273
        12/31/68          216,850         370,879         587,729           109,129
        12/31/69          179,328         336,080         515,408           112,607
        12/31/70          171,975         334,938         506,913           112,917
        12/31/71          181,013         389,433         570,446           118,954
        12/31/72          184,207         430,959         615,166           123,657
        12/31/73          150,890         368,713         519,603           126,534
        12/31/74          124,819         298,471         423,290           128,353
        12/31/75          173,644         400,266         573,910           131,169
        12/31/76          221,270         537,271         758,541           140,602
        12/31/77          208,687         520,363         729,050           148,613
        12/31/78          214,664         556,158         770,822           160,613
        12/31/79          274,553         756,693       1,031,246           178,254
        12/31/80          317,570         980,308       1,297,878           207,777
        12/31/81          314,589         901,452       1,216,041           230,021
        12/31/82          425,892       1,110,224       1,536,116           243,658
        12/31/83          530,917       1,372,115       1,903,032           266,216
        12/31/84          585,533       1,434,323       2,019,856           281,382
        12/31/85          673,563       1,829,577       2,503,140           341,077
        12/31/86          726,309       2,055,106       2,781,415           390,624
        12/31/87          694,140       2,041,976       2,736,116           454,604
        12/31/88          858,447       2,623,825       3,482,272           510,892
        12/31/89        1,015,474       3,194,664       4,210,138           568,321
        12/31/90        1,019,797       2,971,539       3,991,336           589,942
        12/31/91        1,352,732       3,986,428       5,339,160           636,775
        12/31/92        1,600,592       4,731,383       6,331,975           669,848
        12/31/93        1,834,180       5,332,300       7,166,480           673,541
        12/31/94        1,902,833       5,352,346       7,255,179           679,324
        8/31/95         2,486,742       6,930,987       9,417,729           680,964






                        Remaining         Capital
                        Original            Gain           Total           Shares
          Date           Shares            Shares          Value            Held
          ----          ---------        ---------         -----           ------
        12/31/50          205,803               0         205,803           101,950

         Totals         2,486,742       6,930,987       9,417,729           680,964

       Average Annual Return for This Illustration:  12.98% (Annual Compounding)

              Average Annual Total Returns      1-Year   5-Year    10-Year
                 at Net Asset Value             ------   ------    -------
              for Periods Ending  6/30/95:      24.88%   16.17%    14.92%

                                     FROM GUARDIAN TRUST

                                    PREPARED FOR:  BARBARA

                                                 Sales                      Net Asset        Initial
                     Initial     Offering        Charge         Shares        Value         Net Asset
         Date       Investment     Price        Included      Purchased     per Share         Value
         -----     -----------   --------      ---------      ----------    ---------       ---------

        6/1/50      $10,000.00    $1.8674        0.00%        5,355.000      $1.8674         $10,000

                           Dividends and Capital Gains Reinvested

                    =============== C O S T  O F  S H A R E S ================
                                    Annual         Cumulative        Total          Annual
                   Cumulative       Income           Income        Investment      Cap Gain
         Date      Investment      Dividends       Dividends         Cost          Distrib'n
         ----      ----------      ---------       ----------      ---------      -----------
       8/31/50       10,000               0                0         10,000              0
       8/31/51       10,000             406              406         10,406              0
       8/31/52       10,000             511              917         10,917            228
       8/31/53       10,000             488            1,404         11,404            330
       8/31/54       10,000             512            1,916         11,916             82
       8/31/55       10,000             506            2,421         12,421            609
       8/31/56       10,000             611            3,033         13,033          1,177
       8/31/57       10,000             729            3,761         13,761            984
       8/31/58       10,000             867            4,629         14,629            378
       8/31/59       10,000             869            5,498         15,498            797
       8/31/60       10,000             842            6,340         16,340          3,194
       8/31/61       10,000           1,013            7,352         17,352            985
       8/31/62       10,000           1,012            8,364         18,364          3,028
       8/31/63       10,000           1,117            9,481         19,481          1,086
       8/31/64       10,000           1,268           10,750         20,750          1,597
       8/31/65       10,000           1,353           12,102         22,102          2,983
       8/31/66       10,000           1,553           13,656         23,656          3,275
       8/31/67       10,000           1,649           15,305         25,305          2,046
       8/31/68       10,000           1,724           17,029         27,029          5,829
       8/31/69       10,000           2,081           19,110         29,110          6,776
       8/31/70       10,000           2,566           21,676         31,676          3,678
       8/31/71       10,000           3,298           24,974         34,974            866
       8/31/72       10,000           3,258           28,232         38,232          5,285
       8/31/73       10,000           3,355           31,587         41,587          5,256
       8/31/74       10,000           3,872           35,458         45,458          2,555
       8/31/75       10,000           5,577           41,036         51,036            495
       8/31/76       10,000           6,125           47,161         57,161            895
       8/31/77       10,000           6,287           53,448         63,448          9,159
       8/31/78       10,000           6,693           60,142         70,142          7,349
       8/31/79       10,000           7,695           67,837         77,837         11,115
       8/31/80       10,000           9,009           76,845         86,845         19,773






                                    Annual         Cumulative        Total          Annual
                   Cumulative       Income           Income        Investment      Cap Gain
         Date      Investment      Dividends       Dividends         Cost          Distrib'n
         ----      ----------      ---------       ----------      ---------      -----------
       8/31/81       10,000          11,305           88,150         98,150         41,343
       8/31/82       10,000          17,522          105,672        115,672         17,945
       8/31/83       10,000          18,076          123,748        133,748          9,177
       8/31/84       10,000          20,004          143,752        153,752         28,486
       8/31/85       10,000          19,528          163,281        173,281         14,879
       8/31/86       10,000          27,134          190,415        200,415         91,183
       8/31/87       10,000          27,958          218,373        228,373         77,910
       8/31/88       10,000          26,953          245,325        255,325         84,700
       8/31/89       10,000          26,927          272,252        282,252         85,664
       8/31/90       10,000          30,193          302,445        312,445         93,568
       8/31/91       10,000          31,735          334,181        344,181         14,818
       8/31/92       10,000          24,360          358,541        368,541         83,874
       8/31/93       10,000          25,329          383,870        393,870         65,697
       8/31/94       10,000          13,106          396,976        406,976          1,867
       8/31/95       10,000          22,667          419,643        429,643              0

       Totals                       419,643                                        812,922


                    ===================== VALUE OF SHARES ==========================
                                     From                        From
                      From        Cap Gains        Sub-       Dividends        Total        Shares
         Date      Investment     Reinvested       Total      Reinvested       Value         Held
         ----      ----------     ----------       -----      ----------       -----        ------
       8/31/50       10,070              0         10,070           0         10,070         5,355
       8/31/51       11,960              0         11,960         436         12,396         5,550
       8/31/52       12,279            242         12,521         978         13,499         5,887
       8/31/53       11,451            549         12,000       1,384         13,384         6,259
       8/31/54       13,450            740         14,190       2,182         16,372         6,518
       8/31/55       17,130          1,719         18,849       3,341         22,190         6,937
       8/31/56       17,380          3,019         20,399       4,024         24,423         7,525
       8/31/57       16,320          3,830         20,150       4,500         24,650         8,088
       8/31/58       16,960          4,427         21,387       5,636         27,023         8,532
       8/31/59       21,271          6,483         27,754       8,004         35,758         9,002
       8/31/60       20,160          9,559         29,719       8,470         38,189        10,144
       8/31/61       23,360         12,273         35,633      10,902         46,535        10,668
       8/31/62       19,769         13,016         32,785      10,163         42,948        11,633
       8/31/63       23,170         16,559         39,729      13,134         52,863        12,218
       8/31/64       24,960         19,612         44,572      15,480         60,052        12,884
       8/31/65       25,860         23,410         49,270      17,411         66,681        13,808
       8/31/66       23,260         23,993         47,253      17,072         64,325        14,809
       8/31/67       29,449         32,922         62,371      23,464         85,835        15,608
       8/31/68       28,760         38,443         67,203      24,725         91,928        17,117
       8/31/69       25,960         40,738         66,698      24,245         90,943        18,760
       8/31/70       21,620         37,139         58,759      22,637         81,396        20,161
       8/31/71       26,400         46,409         72,809      31,308        104,117        21,119
       8/31/72       26,850         53,451         80,301      35,383        115,684        23,072
       8/31/73       22,880         50,080         72,960      33,326        106,286        24,876
       8/31/74       17,809         41,114         58,923      29,267         88,190        26,517
       8/31/75       22,720         53,090         75,810      43,788        119,598        28,189
       8/31/76       28,039         66,646         94,685      60,968        155,653        29,726
       8/31/77       27,441         74,636        102,077      65,961        168,038        32,793
       8/31/78       30,261         90,846        121,107      80,290        201,397        35,640
       8/31/79       32,421        111,545        143,966      95,231        239,197        39,509
       8/31/80       34,021        140,270        174,291     109,849        284,140        44,726
       8/31/81       30,591        163,434        194,025     109,262        303,287        53,092
       8/31/82       28,740        172,049        200,789     190,863        321,652        59,932
       8/31/83       39,531        247,290        286,821     186,311        473,132        64,094
       8/31/84       38,119        267,922        306,041     200,382        506,423        71,141
       8/31/85       43,360        321,569        364,929     248,996        613,925        75,820
       8/31/86       45,770        452,146        497,916     294,520        792,436        92,713
       8/31/87       50,319        596,296        646,615     357,180      1,003,795       106,823
       8/31/88       38,510        554,756        593,266     303,185        896,451       124,656
       8/31/89       45,669        763,809        809,478     390,876      1,200,354       140,747
       8/31/90       35,710        681,487        717,319     333,090      1,050,409       157,517
       8/31/91       44,701        871,487        916,188     454,426      1,370,614       164,198
       8/31/92       47,200      1,008,398      1,055,598     505,323      1,560,921       177,092
       8/31/93       54,996      1,246,328      1,301,324     616,108      1,917,432       186,702
       8/31/94       60,350      1,369,662      1,430,012     690,165      2,120,177       188,126
       8/31/95       74,060      1,680,783      1,754,843     874,469      2,629,312       190,117






                                     From                        From
                      From        Cap Gains        Sub-       Dividends        Total        Shares
         Date      Investment     Reinvested       Total      Reinvested       Value         Held
         ----      ----------     ----------       -----      ----------       -----        ------

       Totals        74,060      1,680,783      1,754,843     874,469      2,629,312       190,117

       Average Annual Total Return for This Illustration:  13.10% (Annual Compounding)


              Average Annual Total Returns      1-Year   5-Year    10-Year
                   at Net Asset Value           ------   ------    -------
              for Periods Ending 6/30/95:       24.88%   16.17%     14.92%

                                                                      Appendix C

                                THE ART OF INVESTMENT:
                          A CONVERSATION WITH ROY NEUBERGER

     The Art of Investing:
     A Conversation with Roy Neuberger

                                                "I  firmly believe  that
                                                if  you want  to  manage
                                                your   own  money,   you
                                                must  be  a  student  of
                                                the market.  If you  are
                                                unwilling  or unable  to
                                                do  that,  find  someone
                                                else   to   manage  your
                                                money for you."


                                                NEUBERGER & BERMAN

             [THIS PAGE IS BLANK - IT IS AN INSIDE PAGE OF THIS BROCHURE]

     [PICTURE OF ROY NEUBERGER]



                               During  my more  than sixty-five
                      years  of buying  and selling securities,
                      I've been asked many  questions about  my
                      approach  to  investing.   On  the  pages
                      that  follow   are   a  variety   of   my
                      thoughts,     ideas     and    investment
                      principles  which  have  served  me  well
                      over  the  years.    If  you  gain useful
                      knowledge in the pursuit of profit as well as enjoyment from these comments, I shall be more than content.



                                                                   \s\  Roy  R.
     Neuberger



                                      YOU'VE BEEN ABLE TO CONDENSE SOME OF THE
                                      CHARACTERISTICS OF SUCCESSFUL INVESTING INTO
                                      FIVE "RULES."  WHAT ARE THEY?

                                      Rule #1: Be flexible.  My philosophy has
                                      necessarily changed from time to time because
                                      of events and because of mistakes.  My views
                                      change as economic, political, and
                                      technological changes occur both on and
                                      sometimes off our planet.  It is imperative
                                      that you be willing to change your thoughts to
                                      meet new conditions.


                                      Rule #2: Take your temperament into account.
                                      Recognize whether you are by nature very speculative or just the opposite - fearful, timid of taking risks. But in any event --

       Diversify your investments,    Rule #3: Be broad-gauged. Diversify your
       make sure that some of your    investments, make sure that some of your
       principal is kept safe, and    principal is kept safe, and try to increase
       try to increase your income    your income as well as your capital.
       as well as your capital.


                                                [PICTURE OF ROY NEUBERGER]






                                      Rule #4: Always remember there are many ways to
                                      skin a cat! Ben Graham and David Dodd did it by
                                      understanding basic values.  Warren Buffet
                                      invested his portfolio in a handful of long-
                                      term holdings, while staying involved with the
                                      companies' managements.  Peter Lynch chose to
                                      understand, first-hand, the products of many
                                      hundreds of the companies he invested in.
                                      George Soros showed his genius as a hedge fund
                                      investor who could decipher world currency
                                      trends.  Each has been successful in his own
                                      way. But to be successful, remember to



                                        - 2 -








                                      Rule #5: Be skeptical. To repeat a few well-worn useful phrases:

                                              A. Dig for yourself.
                                              B. Be from Missouri.
                                              C. If it sounds too good to be true,
                                              it probably is.


                                      IN YOUR 65 YEARS OF INVESTING ARE THERE ANY
                                      GENERAL PATTERNS YOU'VE OBSERVED AS TO HOW THE
                                      MARKET BEHAVES?

                                      Every decade that I've been involved with Wall
                                      Street has a nuance of its own, an economic and
                                      social climate that influences investors.  But
                                      generally, bull markets tend to be longer than
                                      bear markets, and stock prices tend to go up
                                      more slowly and erratically than they go down.
                                      Bear markets tend to be shorter and of greater
                                      intensity.  The market rarely rises or declines
                                      concurrently with business cycles longer than
                                      six months.

                                      AS A LEGENDARY "VALUE INVESTOR," HOW DO YOU
                                      DEFINE VALUE INVESTING?

                                      Value investing means finding the best values -
                                      - either absolute or relative.  Absolute means
                                      a stock has a low market price relative to its
                                      own fundamentals.  Relative value means the
                                      price is attractive relative to the market as a
                                      whole.

                                      COULD YOU DESCRIBE A STOCK WITH "GOOD VALUE"?


                                      A classic example is a company that has a low
                                      price to earnings ratio, a low price to book
                                      ratio, free cash flow, a strong balance sheet,
                                      undervalued corporate assets, unrecognized
                                      earnings turnaround and is selling at a
                                      discount to private market value.

                                      These characteristics usually lead to companies
                                      that are under-researched and have a high
                                      degree of inside ownership and entrepreneurial
                                      management.



                                        - 3 -






                                      One of my colleagues at Neuberger & Berman says
                                      he finds his value stocks either "under a
                                      cloud" or "under a rock."  "Under a cloud"
                                      stocks are those Wall Street in general doesn't
                                      like, because an entire industry is out of
                                      favor and even the good stocks are being
                                      dropped.  "Under a rock" stocks are those Wall
                                      Street is ignoring, so you have to uncover them
                                      on your own.

                                      ARE THERE OTHER KEY CRITERIA YOU USE TO JUDGE
                                      STOCKS?


                                      I'm more interested in longer-term trends in
                                      earnings than short-term trends.  Earnings
                                      gains should be the product of long-term
                                      strategies, superior management, taking
                                      advantage of business opportunities and so on.
                                      If these factors are in their proper place,
                                      short-term earnings should not be of major
                                      concern.  Dividends are an important extra
                                      because, if they're stable, they help support
                                      the price of the stock.

                                      WHAT ABOUT SELLING STOCKS?

                                      Most individual investors should invest for the
                                      long term but not mindlessly.  A sell
                                      discipline, often neglected by investors, is
                                      vitally important.

       "One should fall in love       One should fall in love with ideas, with
       with ideas, with people or     people, or with idealism.  But in my book, the
       with idealism.  But in my      last thing to fall in love with is a particular
       book, the last thing to        security. It is after all just a sheet of paper
       fall in love with is a         indicating a part ownership in a corporation
       particular security."          and its use is purely mercenary.  If you must
                                      love a security, stay in love with it until it
                                      gets overvalued; then let somebody else fall in
                                      love.



                                                [PICTURE OF ROY NEUBERGER]








                                        - 4 -






                                      ANY OTHER ADVICE FOR INVESTORS?

                                      I firmly believe that if you want to manage
                                      your own money, you must be a student of the
                                      market.  If you're unwilling or unable to do
                                      that, find someone else to manage your money
                                      for you.  Two options are a well-managed no-
                                      load mutual fund or, if you have enough assets
                                      for separate account management, a money
                                      manager you trust with a good record.


                                      HOW WOULD YOU DESCRIBE YOUR PERSONAL INVESTING
                                      STYLE?

                                      Every stock I buy is bought to be sold.  The
                                      market is a daily event, and I continually
                                      review my holdings looking for selling
                                      opportunities.  I take a profit occasionally on
                                      something that has gone up in price over what
                                      was expected and simultaneously take losses
                                      whenever misjudgment seems evident. This
                                      creates a reservoir of buying power that can be
                                      used to make fresh judgments on what are the
                                      best values in the market at that time. My
                                      active investing style has worked well for me
                                      over the years, but for most investors I
                                      recommend a longer-term approach.

                                      I tend not to worry very must about the day to
                                      day swings of the market, which are very hard
                                      to comprehend.  Instead, I try to be rather
                                      clever in diagnosing values and trying to win
                                      70 to 80 percent of the time.

                                      YOU BEGAN INVESTING IN 1929.  WHAT WAS YOUR
                                      EXPERIENCE WITH THE "GREAT CRASH"?
















                                        - 5 -






                                      The only money I managed in the Panic of 1929
                                      was my own.  My portfolio was down about 12
                                      percent, and I had an uneasy feeling about the
                                      market and conditions in general.  Those were
                                      the days of 10 percent margin.  I studied the
                                      lists carefully for a stock that was overvalued
                                      in my opinion and which I could sell short as a
                                      hedge. I came across RCA at about $100 per
                                      share.  It had recently split 5 for 1 and
                                      appeared overvalued.  There were no dividends,
                                      little income, a low net worth and a weak
                                      financial position.  I sold RCA short in the
                                      amount equal to the dollar value of my long
                                      portfolio.  It proved to be a timely and
                                      profitable move.

                                      HOW DID THE CRASH OF 1929 AFFECT YOUR INVESTING
                                      STYLE?


                                      I am prematurely bearish when the market goes
                                      up for a long time and everybody is happy
                                      because they are richer.  I am very bullish
                                      when the market has gone down perceptibly and I
                                      feel it has discounted any troubles we are
                                      going to have.

                                      HOW IMPORTANT ARE PSYCHOLOGICAL FACTORS TO
                                      MARKET BEHAVIOR?

                                      There are many factors in addition to economic
                                      statistics or security analysis in a buy or
                                      sell decision.  I believe psychology plays an
                                      important role in the Market.  Some people
                                      follow the crowd in hopes they'll be swept
                                      along in the right direction, but if the crowd
                                      is late in acting, this can be a bad move.

                                      I like to be contrary.  When things look bad, I
                                      become optimistic. When everything looks rosy,
                                      and the crowd is optimistic, I like to be a
                                      seller.  Sometimes I'm too early, but I
                                      generally profit.

                                      AS A RENOWNED ART COLLECTOR, DO YOU FIND
                                      SIMILARITIES BETWEEN SELECTING STOCKS AND
                                      SELECTING WORKS OF ART?






                                        - 6 -






                                      Both are an art, although picking stocks is a
                                      minor art compared with painting, sculpture or
       "When things look bad, I       literature.  I started buying art in the 30s,
       become optimistic.  When       and in the 40s it was a daily, almost hourly
       everything looks rosy, and     occurrence.  My inclination to buy the works of
       the crowd is optimistic, I     living artists comes from Van Gogh, who sold
       like to be a seller."          only one painting during his lifetime.  He died
                                      in poverty, only then to become a legend and
                                      have his work sold for millions of dollars.




                                                [PICTURE OF ROY NEUBERGER]


                                      There are more variables to consider now in
                                      both buying art and picking stocks.  In the
                                      modern stock markets, the heavy use of futures
                                      and options has changed the nature of the
                                      investment world.  In past times, the stock
                                      market was much less complicated, as was the
                                      art world.

                                      Artists rose and fell on their own merits
                                      without a lot of publicity and attention.  As
                                      more and more dealers are involved with
                                      artists, the price of their work becomes
                                      inflated.  So I almost always buy works of
                                      unknown, relatively undiscovered artists,
                                      which, I suppose is similar to value investing.

                                      But the big difference in my view of art and stocks is that I buy a stock to sell it and make money. I never bought paintings or sculptures for investment in my life. The objective is to enjoy their beauty.
















                                        - 7 -






                                      WHAT DO YOU CONSIDER THE BUSINESS MILESTONES IN
                                      YOUR LIFE?

                                      Being a founder of Neuberger & Berman and
                                      creating one of the first no-load mutual funds.
                                      I started on Wall Street in 1929, and during
                                      the depression I managed my own money and that
                                      of my clientele.  We all prospered, but I
                                      wanted to have my own firm.  In 1939 I became a
                                      founder of Neuberger & Berman, and for about 10
                                      years we managed money for individuals with
                                      substantial financial assets.  But I also
                                      wanted to offer the smaller investor the
                                      benefits of professional money management, so
                                      in 1950 I created the Guardian Mutual Fund (now
                                      known as the Neuberger & Berman Guardian Fund).
                                      The Fund was kind of an innovation in its time
                                      because it didn't charge a sales commission.  I
                                      thought the public was being overcharged for
                                      mutual funds, so I wanted to create a fund that
                                      would be offered directly to the public without
                                      a sales charge.  Now of course the "no-load"
                                      fund business is a huge industry.  I managed
                                      the Fund myself for over 28 years.


                                                [PICTURE OF ROY NEUBERGER]


                                      YOU'RE IN YOUR NINETIES AND STILL YOU GO INTO
                                      THE OFFICE EVERY DAY TO MANAGE YOUR
                                      INVESTMENTS.  WHY?

                                      I like the fun of being nimble in the stock market, and I'm addicted to the market's fascinations.

                                      WHAT CLOSING WORDS OF ADVICE DO YOU HAVE ABOUT
                                      INVESTING?

                                      Realize that there are opportunities at all
                                      times for the adventuresome investor.  And stay
                                      in good physical condition.  It's a strange
                                      thing.  You do not dissipate your energies by
                                      using them.  Exercise your body and your brain
                                      every day, and you'll do better in investments
                                      and in life.






                                        - 8 -






                                      ROY NEUBERGER:  A BRIEF BIOGRAPHY

                                      Roy Neuberger is a founder of the investment
                                      management firm Neuberger & Berman, and a
                                      renowned value investor.  He is also a
                                      recognized collector of contemporary American
                                      art, much of which he has given away to museums
                                      and colleges across the country.

                                              During the 1920s, Roy studied art in
                                      Paris.  When he realized he didn't possess the
                                      talent to become an artist, he decided to
                                      collect art, and to support this passion, Roy
                                      turned to investing -- a pursuit for which his
                                      talents have proven more than adequate.


                                      A TALENT FOR INVESTING

                                              Roy began his investment career by
                                      joining a brokerage firm in 1929, seven months
                                      before the "Great Crash."  Just weeks before
                                      "Black Monday," he shorted the stock of RCA,
                                      thinking it was overvalued.  He profited from
                                      the falling market and gained a reputation for
                                      market prescience and stock selection that has
                                      lasted his entire career.

                                      NEUBERGER & BERMAN'S FOUNDING

                                              Roy's investing acumen attracted many
                                      people who wished to have him manage their
                                      money.  In 1939, at the age of 36, after
                                      purchasing a seat on the New York Stock
                                      Exchange, Roy founded Neuberger & Berman to
                                      provide money management services to people who
                                      lacked the time, interest or expertise to
                                      manage their own assets.















                                        - 9 -






                                      NEUBERGER & BERMAN -- OVER FIVE DECADES OF
                                      GROWTH

                                              Neuberger & Berman has grown through
                                      the years and now manages approximately $30
                                      billion of equity and fixed income assets, both
                                      domestic and international, for individuals,
                                      institutions, and its family of no-load mutual
                                      funds.  Today, as when the firm was founded,
                                      Neuberger & Berman follows a value approach to
                                      investing, designed to enable clients to
                                      advance in good markets and minimize losses
                                      when conditions are less favorable.















                                              For more complete information about
                                              the Neuberger & Berman Guardian Fund,
                                              including fees and expenses, call
                                              Neuberger & Berman Management at 800-
                                              877-9700 for a free prospectus.
                                              Please read it carefully, before you
                                              invest or send money.


















                                        - 10 -
























                                                       Neuberger & Berman Management
                                                       Inc.[SERVICE MARK]

                                                               605 Third Avenue, 2nd
                                                               Floor
                                                               New York, NY  10158-
                                                               0006
                                                               Shareholder Services
                                                               (800) 877-9700

                                                               [COPYRIGHT
                                                               SYMBOL]1995 Neuberger
                                                               & Berman

                                                PRINTED ON RECYCLED PAPER
                                                    WITH SOY BASED INKS



                                  Table of Contents
                                  -----------------


     INVESTMENT INFORMATION  . . . . . . . . . . . . . . . . . . . . . . .     1
              Investment Policies and Limitations  . . . . . . . . . . . .     1
              Kent C. Simons  and Lawrence Marx III,  Portfolio Managers
                      of the Portfolio . . . . . . . . . . . . . . . . . .     5
              Additional Investment Information  . . . . . . . . . . . . .     6

     PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . .    16
              Total Return Computations  . . . . . . . . . . . . . . . . .    16
              Comparative Information  . . . . . . . . . . . . . . . . . .    17
              Other Performance Information  . . . . . . . . . . . . . . .    18

     CERTAIN RISK CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . .    19

     TRUSTEES AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . .    19

     INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES . . . . . . . . . .    26
              Investment Manager and Administrator . . . . . . . . . . . .    26
              Sub-Adviser  . . . . . . . . . . . . . . . . . . . . . . . .    29
              Investment Companies Managed . . . . . . . . . . . . . . . .    29
              Management and Control of N&B Management . . . . . . . . . .    33

     DISTRIBUTION ARRANGEMENTS . . . . . . . . . . . . . . . . . . . . . .    34

     ADDITIONAL REDEMPTION INFORMATION . . . . . . . . . . . . . . . . . .    34

     DIVIDENDS AND OTHER DISTRIBUTIONS . . . . . . . . . . . . . . . . . .    35

     ADDITIONAL TAX INFORMATION  . . . . . . . . . . . . . . . . . . . . .    36
              Taxation of the Fund . . . . . . . . . . . . . . . . . . . .    36
              Taxation of the Portfolio  . . . . . . . . . . . . . . . . .    37
              Taxation of the Fund's Shareholders  . . . . . . . . . . . .    39

     PORTFOLIO TRANSACTIONS  . . . . . . . . . . . . . . . . . . . . . . .    39
              Portfolio Turnover . . . . . . . . . . . . . . . . . . . . .    43

     REPORTS TO SHAREHOLDERS . . . . . . . . . . . . . . . . . . . . . . .    44

     CUSTODIAN AND TRANSFER AGENT  . . . . . . . . . . . . . . . . . . . .    44

     INDEPENDENT AUDITORS  . . . . . . . . . . . . . . . . . . . . . . . .    44

     LEGAL COUNSEL . . . . . . . . . . . . . . . . . . . . . . . . . . . .    44

     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES . . . . . . . . .    44

     REGISTRATION STATEMENT  . . . . . . . . . . . . . . . . . . . . . . .    45

                                                                            Page



     FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . .    46

     Appendix A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    47
              RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER  . . . . . .    47

     Appendix B  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    50
              PERFORMANCE DATA . . . . . . . . . . . . . . . . . . . . . .    50

     Appendix C  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    51
              THE ART OF INVESTMENT:  A CONVERSATION WITH ROY NEUBERGER  .    51

                                  PROSPECTUS
--------------------------------------------------------------------------------
                            December 15, 1995





                               NEUBERGER&BERMAN
                               EQUITY TRUSTSM


                    Neuberger&Berman
                               NYCDC SOCIALLY RESPONSIVE TRUST





                                                              No Sales Charges
                                                              No Redemption Fees
                                                              No 12b-1 Fees

      Neuberger&Berman

 NYCDC SOCIALLY RESPONSIVE TRUST

     A No-Load Equity Fund
--------------------------------------------------------------------------------

    Neuberger&Berman NYCDC SOCIALLY RESPONSIVE TRUST (the "Fund") is an equity fund that seeks long-term capital appreciation through investments primarily in securities of companies that meet both financial and social criteria.

    The Fund was created as an investment vehicle for participants in the Deferred Compensation Plan of the City of New York and Related Agencies and Instrumentalities ("Plan") who are concerned about the relationship between business and society and are seeking to invest their assets in a manner consistent with their social sensibilities.

    YOU CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH THE PLAN.
--------------------------------------------------------------------------------

    THE FUND INVESTS ALL OF ITS NET INVESTABLE ASSETS IN THE NEUBERGER&BERMAN SOCIALLY RESPONSIVE PORTFOLIO (THE "PORTFOLIO") OF EQUITY MANAGERS TRUST ("MANAGERS TRUST"), AN OPEN-END MANAGEMENT INVESTMENT COM-PANY MANAGED BY NEUBERGER&BERMAN MANAGEMENT INCORPORATED ("N&B MANAGE-MENT"). THE PORTFOLIO INVESTS IN SECURITIES IN ACCORDANCE WITH AN INVEST-MENT OBJECTIVE, POLICIES, AND LIMITATIONS IDENTICAL TO THOSE OF THE FUND. THE INVESTMENT PERFORMANCE OF THE FUND DIRECTLY CORRESPONDS WITH THE IN-VESTMENT PERFORMANCE OF THE PORTFOLIO. THIS "MASTER/FEEDER FUND" STRUCTURE IS DIFFERENT FROM THAT OF MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES. FOR MORE INFORMA-TION ON THIS UNIQUE STRUCTURE THAT YOU SHOULD CONSIDER, SEE "SPECIAL IN-FORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS" ON PAGE 15.

    The Portfolio seeks to achieve its objective by investing in securities considered by N&B Management to be undervalued in relation to recognized measures of fundamental economic value, such as earnings, cash flow, tan-gible book value, and asset value. For a description of the investment policies and techniques of the Portfolio, see "Investment Program" and "Description of Investments."

    The Fund is a no-load mutual fund, so you pay no sales commissions or other charges when you buy or redeem shares. The Fund does not pay "12b-1 fees" to promote or distribute its shares.

    Please read this Prospectus before investing in the Fund and keep it for future reference. It contains information about the Fund that a pro-spective investor should know before investing. A Statement of Additional Information ("SAI") about the Fund and Portfolio, dated December 15, 1995, is on file with the Securities and Exchange Commission. The SAI is incor-porated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by calling the Plan at 212-306-7760.

                    PROSPECTUS DATED DECEMBER 15, 1995

    MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURI-TIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTA-TION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 TABLE OF CONTENTS

    SUMMARY                 3
  The Fund and
  Portfolio;  Risk
  Factors                   3
  Management                4
  The Neuberger&Berman
   Investment Approach      4
    EXPENSE
    INFORMATION             6
  Shareholder
  Transaction
   Expenses                 6
  Annual Fund
  Operating  Expenses       6
  Example                   7
    FINANCIAL
    HIGHLIGHTS              8
    INVESTMENT PROGRAM     10
  Social Policy            11
  Short-Term Trading;
   Portfolio Turnover      13
  Borrowings               13
    PERFORMANCE
    INFORMATION            14
  Total Return
  Information              14
    SPECIAL
    INFORMATION
    REGARDING
    ORGANIZATION,
    CAPITALIZATION,
    AND OTHER
    MATTERS                15
  The Fund                 15
  The Portfolio            16

    HOW TO BUY AND SELL
    SHARES                               19
    SHARE INFORMATION                    20
  Share Prices and Net
  Asset  Value                           20
    DIVIDENDS, OTHER
    DISTRIBUTIONS, AND
    TAXES                                21
  Distribution Options                   21
  Taxes                                  21
    MANAGEMENT AND
    ADMINISTRATION                       22
  Trustees and Officers                  22
  Investment Manager, Administrator,
   Distributor, and
  Sub-Adviser                            22
  Expenses                               23
  Transfer Agent                         24
    DESCRIPTION OF INVESTMENTS           25
    DIRECTORY                            28

 SUMMARY

      The Fund and Portfolio; Risk Factors
--------------------------------------------------------------------------------

    The Fund is a series of Neuberger&Berman Equity Trust (the "Trust") and invests in the Portfolio which, in turn, invests in securities in accor-dance with an investment objective, policies and limitations identical to those of the Fund. This is sometimes called a master/feeder fund struc-ture, because the Fund "feeds" shareholders' investments into the Portfo-lio, a "master" fund. The structure looks like this:

                               SHAREHOLDERS

                       [DOWN ARROW] BUY SHARES IN


                                   FUND

                         [DOWN ARROW] INVESTS IN



                                 PORTFOLIO

                         [DOWN ARROW] INVESTS IN



                           STOCKS & OTHER SECURITIES

    The trustees who oversee the Fund believe that this structure may bene-fit shareholders; investment in the Portfolio by investors in addition to the Fund may enable the Portfolio to realize economies of scale that could reduce expenses. The Portfolio seeks long-term capital appreciation by in-vesting primarily in securities considered by N&B Management to be under-valued relative to the market as a whole and whose issuers meet certain social criteria established by N&B Management ("Social Policy"). N&B Man-agement evaluates companies to determine if they meet the Social Policy by analyzing their policies, practices, products, and services in the follow-ing major areas of concern: the environment and workplace diversity and employment. Companies are further evaluated to determine if they meet other aspects of the Social Policy, such as public health, type of products, and corporate citizenship. The Portfolio does not invest in com-panies which derive a significant portion of their total annual revenue from the following industries: nuclear power, tobacco, alcohol, gambling, or weapons. The Portfolio will seek to dispose of a security as soon as reasonably practicable when the issuer no longer meets the Social Policy, even though a sale at that time might not be desirable from a purely fi-nancial standpoint.

    For more information about the organization of the Fund and the Portfo-lio, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page 15. An investment in the Fund involves certain risks, de-pending upon the types of investments made by the Portfolio. For more de-tails about the Portfolio, its investments and their risks, see "Invest-ment Program" on page 10, "Social Policy" on page 11, and "Description of Investments" on page 25.

    INVESTMENT STYLE: Broadly diversified, large-cap value fund.

    PORTFOLIO CHARACTERISTICS: Seeks long-term capital appreciation by in-vesting in common stocks of companies that meet both financial and social criteria.

      Management
--------------------------------------------------------------------------------

    N&B Management, with the assistance of Neuberger&Berman, L.P. ("Neuberger&Berman") as sub-adviser, selects investments for the Portfo-lio. N&B Management also provides administrative services to the Portfolio and the Fund and acts as distributor of Fund shares. See "Management and Administration" on page 22. If you want to know how to buy and sell shares of the Fund, see "How to Buy and Sell Shares" on page 19, and the policies set forth in the Plan.

      The Neuberger&Berman Investment Approach
--------------------------------------------------------------------------------

    In general, Neuberger&Berman SOCIALLY RESPONSIVE Portfolio adheres to a value-oriented investment approach. A value-oriented portfolio manager buys stocks that are selling for less than their perceived market value. These include stocks that are currently under-researched or are temporar-ily out of favor on Wall Street.

    Portfolio managers identify value stocks in several ways. One of the most common identifiers is a low price-to-earnings ratio -- that is, stocks selling at multiples of earnings per share that are lower than that of the market as a whole. Other criteria are high dividend yield, a strong balance sheet and financial position, a recent company restructuring with the potential to realize hidden values, strong management, and low price-to-book value (net value of the company's assets).

    Neuberger&Berman believes that, over time, securities that are under-valued are more likely to appreciate in price and be subject to less risk of price decline than securities whose market prices have already reached their perceived economic value. This approach also contemplates selling portfolio securities when they are considered to have reached their poten-tial.

 EXPENSE INFORMATION

    This section gives you certain information about the expenses of the Fund and the Portfolio. See "Performance Information" for important facts about the investment performance of the Fund, after taking expenses into account.

      Shareholder Transaction Expenses
--------------------------------------------------------------------------------
    As shown by this table, you pay no transaction charges when you buy or sell Fund shares.

      Sales Charge Imposed on Purchases             NONE
      Sales Charge Imposed on Reinvested Dividends  NONE
      Deferred Sales Charges                        NONE
      Redemption Fees                               NONE
      Exchange Fees                                 NONE

      Annual Fund Operating Expenses (as a percentage of average net assets)
--------------------------------------------------------------------------------

    The following table shows annual Total Operating Expenses for the Fund, which are paid out of the assets of the Fund and which include the Fund's pro rata portion of the Operating Expenses of the Portfolio. These ex-penses are borne indirectly by Fund shareholders. The Fund pays N&B Man-agement an administration fee, based on the Fund's average daily net as-sets. The Portfolio pays N&B Management a management fee, based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the Fund. Therefore, the table combines management and administration fees. The Fund and the Portfolio also incur other expenses for things such as accounting and legal fees, maintaining shareholder rec-ords, and furnishing shareholder statements and Fund reports. "Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordi-nary expenses. The Fund's expenses are factored into its share prices and dividends and are not charged directly to Fund shareholders. For more in-formation, see "Management and Administration" and the SAI.

                                                                                      TOTAL
  MANAGEMENT AND                 12B-1                    OTHER                     OPERATING
  ADMINISTRATION FEES            FEES                    EXPENSES                   EXPENSES
---------------------------------------------------------------------------------------------
        0.35%*                   None                     0.25%                      0.60%*

 *(Reflects N&B Management's expense reimbursement undertaking described below)

    Total Operating Expenses for the Fund are annualized projections based upon current administration fees for the Fund and management fees for the Portfolio; "Other Expenses" are based on the Fund's and Portfolio's ex-penses for the past fiscal year. The trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be ap-proximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities held by the Portfolio. The trustees of the Trust also believe that investment in the Portfolio by in-vestors in addition to the Fund may enable the Portfolio to achieve econo-mies of scale which could reduce expenses. The expenses and returns of other funds that may invest in the Portfolio may differ from those of the Fund.

    The table reflects N&B Management's voluntary undertaking to reimburse the Fund for its Operating Expenses and its pro rata share of the Portfo-lio's Operating Expenses which, in the aggregate, exceed 0.60% per annum of the Fund's average daily net assets. Absent the reimbursement, Manage-ment and Administration Fees would be 0.60% per annum of the average daily net assets of the Fund, and Total Operating Expenses would be 0.85% per annum of the average daily net assets of the Fund.

      Example
--------------------------------------------------------------------------------

    To illustrate the effect of Operating Expenses, let's assume that the Fund's annual return is 5% and that it had annual Total Operating Expenses described in the table above. For every $1,000 you invested in the Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:

         1 YEAR              3 YEARS                       5 YEARS                       10 YEARS
         ------              -------                       -------                       --------
          $6                   $19                           $33                           $75

    The assumption in this example of a 5% annual return is required by regulations of the Securities and Exchange Commission applicable to all mutual funds. THE INFORMATION IN THE TABLE SHOULD NOT BE CONSIDERED A REP-RESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN, AND MAY CHANGE IF EX-PENSE REIMBURSEMENTS CHANGE.

 FINANCIAL HIGHLIGHTS
 Neuberger&Berman

      NYCDC Socially Responsive Trust
-------------------------------------------------------------------------------

  The financial information in the following ta-ble is for the Fund as of August 31, 1995 and prior periods. This information has been audited by the Fund's independent accountants. You may obtain, at no cost, further information about the performance of the Fund in its annual report to shareholders, which may be obtained by call-ing 212-306-7760. The annual report contains the accountants' report. Also, see "Performance In-formation."

  The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and ex-penses, including the Fund's proportionate share of the Portfolio's income and expenses. It should be read in conjunction with the Portfo-lio's Financial Statements and notes thereto.

                                                              PERIOD FROM
                                           YEAR ENDED    MARCH 14, 1994(/1/) TO
                                         AUGUST 31, 1995    AUGUST 31, 1994
-------------------------------------------------------------------------------
       Net Asset Value, Beginning of
       Year                                  $10.43              $10.20
                             --------------------------
       Income from Investment
       Operations
        Net Investment Income                   .13                 .06
        Net Gains or Losses on
        Securities
        (both realized and unrealized)         1.82                 .17
                             --------------------------
         Total from Investment
         Operations                            1.95                 .23
                             --------------------------
       Less Distributions
        Dividends (from net investment
        income)                                (.11)                 --
                             --------------------------
       Net Asset Value, End of Year          $12.27              $10.43
                             --------------------------
       Total Return+                         +18.95%              +2.26%(/2/)
                             --------------------------
       Ratios/Supplemental Data
        Net Assets, End of Year (in
        millions)                            $ 88.5              $ 68.6
                             --------------------------
        Ratio of Expenses to Average
        Net Assets(/4/)                         .60%                .60%(/3/)
                             --------------------------
        Ratio of Net Income to Average
        Net Assets(/4/)                        1.26%               1.42%(/3/)
                             --------------------------

See Notes to Financial Highlights.

 NOTES TO FINANCIAL HIGHLIGHTS

 1) The date investment operations commenced.

 2) Not annualized.

 3) Annualized.

 4) After reimbursement of expenses by N&B Management. Had N&B Management not undertaken such action the annualized ratios to average net assets would have been:

                                            PERIOD FROM
                           YEAR ENDED    MARCH 14, 1994 TO
                         AUGUST 31, 1995  AUGUST 31, 1994
----------------------------------------------------------
  Expenses                     .85%             .84%
                                              ------------
  Net Investment Income       1.01%            1.18%
                                              ------------

 5) Because the Fund invests only in the Portfolio and the Portfolio (rather than the Fund) engages in securities transactions, the Fund does not calculate a portfolio turnover rate. The portfolio turnover rates for the Portfolio for the period from March 14, 1994 to August 31, 1994 and the year ended August 31, 1995 were 14% and 58%, respec-tively.

 + Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each year and assumes dividends and other distributions, if any, were rein-vested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if N&B Management had not reimbursed certain ex-penses.

 INVESTMENT PROGRAM

    The investment policies and limitations of the Fund and the Portfolio are identical. The Fund invests only in the Portfolio. Therefore, the fol-lowing shows you the kinds of securities in which the Portfolio invests. For an explanation of some types of investments, see "Description of In-vestments," on page 25.

    Investment policies and limitations of the Fund and Portfolio are not fundamental unless otherwise specified in this Prospectus or the SAI. While a non- fundamental policy or limitation may be changed by the trust-ees of the Trust or of Managers Trust without shareholder approval, the Fund intends to notify shareholders before making any material change to such policies or limitations. Fundamental policies may not be changed without shareholder approval.
    Additional investment techniques, features, and limitations concerning the Portfolio's investment programs are described in the SAI.

    The investment objective of the Fund and Portfolio is to seek long-term capital appreciation by investing primarily in securities of companies that meet both financial criteria and the Social Policy. This investment objective is not fundamental. The Fund intends to notify shareholders 30 days in advance of making any change in its investment objective. There can be no assurance that the Fund or Portfolio will achieve its objec-tives. The Fund, by itself, does not represent a comprehensive investment program.

    In seeking capital appreciation, the Portfolio generally follows a val-ue-oriented investment approach to the selection of individual securities. Prospective investments are first subjected to detailed financial analysis and are not studied further unless N&B Management believes that they are currently undervalued relative to the issuer's assets and potential earn-ing power.

    The Portfolio expects to be nearly fully invested at all times, primar-ily in common stock. It may also invest in convertible securities and pre-ferred stock and in foreign securities and American Depositary Receipts ("ADRs") of foreign companies that meet the Social Policy. However, any part of the Portfolio's assets may be retained temporarily in investment grade debt securities and other investment grade fixed income securities of non-governmental issuers, U.S. Government and Agency Securities, repur-chase agreements, money market instruments, commercial paper, and cash and cash equivalents when N&B Management believes that significant adverse market, economic, political, or other circumstances require prompt action to avoid losses. In addition, because of the master/feeder fund structure, the Fund and the Portfolio deal with large institutional investors, and the Portfolio may hold such instruments pending investment or payout when the Portfolio has re ceived a large influx of cash due to sales of Fund shares, or shares of other funds that invest in the Portfolio, or when it anticipates a sub-stantial redemption. Generally, the foregoing temporary investments are selected with a concern for the social impact of each investment. On occa-sion, deposits with community banks and credit unions may be considered for investment. Under normal conditions, at least 65% of the Portfolio's total assets are invested in accordance with the Social Policy, and at least 65% of total assets are invested in equity securities.

    The Portfolio may also engage in portfolio management techniques that are not subject to the Social Policy, such as selling short against-the-box, lending securities, and purchasing and selling put and call options on securities or currencies, futures contracts, options on futures con-tracts, and forward contracts.

      Social Policy
--------------------------------------------------------------------------------

    Companies deemed acceptable from a financial standpoint are evaluated by N&B Management using a proprietary database that Neuberger&Berman has designed to develop and monitor information on companies in various cate-gories of social criteria. N&B Management seeks to invest in issuers that show leadership in the following major areas of social impact: environment and workplace diversity and employment. N&B Management also evaluates in-vestments based on companies' records in other areas of concern: public health, type of products, and corporate citizenship.
    The Portfolio's social orientation is predicated in part on the belief that good corporate citizenship is good business; that is, good policies with respect to such social criteria as employment and environmental prac-tices may often have a positive impact on the company's "bottom line." N&B Management recognizes, however, that many social criteria represent goals rather than achievements and that goals are often difficult to quantify. In each area, N&B Management seeks to elicit and understand management's vision of the company's social role, giving weight to enlightened, pro-gressive policies. N&B Management attempts to assess the objectivity of all information included in the database. However, decisions made by N&B Management inevitably involve some level of subjective judgment.
    N&B Management seeks to invest in companies that show leadership in ad-dressing environmental problems effectively and in promoting progressive workplace policies, especially as they affect women and minorities. It seeks to identify companies committed to improving their environmental performance by examining their policies and programs in such areas as en-ergy conservation, pollution reduction and control, waste management, re-cycling, and careful stewardship of natural resources. In a similar man-ner, N&B Management seeks to identify companies whose policies and practices recognize the importance of human resources to corporate productivity and the centrality of the work experience to the quality of life of all employees. N&B Management seeks to invest in companies which demonstrate leadership in such areas as providing and promoting equal op-portunity, investing in the training and re-training of workers, promoting a safe working environment, providing family-oriented flexible benefits, and involving workers in job and workflow engineering.

    In making investment decisions, N&B Management takes into account a company's record as a member of the various communities of which it is a part and its commitment to product quality and value. Currently, the So-cial Policy screens out any company which derives more than (i) 5% of its total annual revenue from manufacturing and selling alcohol and/or tobac-co, (ii) 5% of its total annual revenue from sales in or services related to gambling, or (iii) 10% of its total annual revenue from the manufactur-ing of weapons systems. Additionally, the Portfolio does not invest in any company which derives its total annual revenue primarily from non-consumer sales to the military, or which owns or operates one or more nuclear power facilities or is a major supplier of nuclear power services.

    The information used by N&B Management in evaluating prospective in-vestments for conformity with the Social Policy is obtained primarily from services that specialize in reporting information from issuers or from agencies that oversee issuers' activities or compliance with laws and reg-ulations. Additionally, the information may come from public interest groups and from N&B Management's discussions with company representatives.

    Not every issuer selected by N&B Management will demonstrate leadership in each category of the Social Policy. The social records of most compa-nies are written in shades of gray. For example, a company may have a pro-gressive record in employee relations and community affairs but a poor one on product marketing issues. Another company may have a mixed record within a single area. Finally, it is often difficult to distinguish be-tween a substantive commitment and public relations. This principle works both ways: there are many companies with excellent records on social is-sues that maintain a low profile for one reason or another. Taking these factors into consideration, N&B Management emphasizes the overall direc-tion that companies take toward demonstrating leadership in the areas of social impact, paying particular attention to progress achieved toward these goals.
    If securities held by the Portfolio no longer satisfy the Social Poli-cy, the Portfolio will seek to dispose of the securities as soon as rea-sonably practicable, which may cause the Portfolio to sell the securities at a time not desirable from a purely financial standpoint.

      Short-Term Trading; Portfolio Turnover
--------------------------------------------------------------------------------

    Although the Portfolio does not purchase securities with the intention of profiting from short-term trading, the Portfolio may sell portfolio se-curities when N&B Management believes that such action is advisable. The portfolio turnover rate for the Portfolio is set forth under "Notes to Fi-nancial Highlights."

      Borrowings
--------------------------------------------------------------------------------

    The Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabili-ties (other than borrowings). The Portfolio does not expect to borrow mon-ey. As a non-fundamental policy, the Portfolio may not purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets.

 PERFORMANCE INFORMATION

    The performance of the Fund is commonly measured as TOTAL RETURN. TOTAL RETURN is the change in value of an investment in a fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects dividend income, other distributions, and variations in share prices from the beginning to the end of a period.

    An average annual total return is a hypothetical rate of return that, if achieved annually, would result in the same cumulative total return as was actually achieved for the period. This smooths out variations in per-formance. Past results do not, of course, guarantee future performance. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.

    The Fund's average annual total returns for the period ended August 31, 1995 (the most recent fiscal year-end of the Fund) of a one-year invest-ment in the Fund and of an investment in the Fund since its inception were 18.95% and 14.25%, respectively. Had N&B Management not waived certain fees, total return would have been lower. Further information regarding the Fund's performance is presented in its annual report to shareholders, which is available without charge by calling the Plan at 212-306-7760.

      Total Return Information
--------------------------------------------------------------------------------

    You can obtain current performance information about the Fund by call-ing the Plan at 212-306-7760.

 SPECIAL INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND
 OTHER MATTERS

      The Fund
--------------------------------------------------------------------------------

    The Fund is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated May 6, 1993. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has six separate series. The Fund invests all of its net investable assets in the Portfolio, receiving a beneficial inter-est in the Portfolio. The trustees of the Trust may establish additional series or classes of shares, without the approval of shareholders. The as-sets of a series belong only to that series, and the liabilities of a se-ries are borne solely by that series and no other.
    DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquida-tion, and other rights. All shares issued are fully paid and non-assessa-ble, and shareholders have no preemptive or other right to subscribe to any additional shares.
    SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Fund. The trustees will call spe-cial meetings of shareholders of the Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.

    CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the share-holders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal li-ability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust In-strument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

      The Portfolio
--------------------------------------------------------------------------------

    The Portfolio is a separate series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment compa-ny. Managers Trust has six separate portfolios. The assets of the Portfo-lio belong only to the Portfolio, and the liabilities of the Portfolio are borne solely by the Portfolio and no other.

    FUND'S INVESTMENT IN THE PORTFOLIO. The Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which is a "master fund." The Portfo-lio, which has the same investment objective, policies and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indi-rect interest in those securities. Historically, N&B Management, which is the administrator of the Fund and the investment manager of the Portfolio, has sponsored, with Neuberger&Berman, traditionally structured funds since 1950. However, it has operated 12 master funds and 20 feeder funds since August 1993 and now operates 21 master funds and 30 feeder funds. This "master/feeder fund" structure is depicted in the "Summary" on page 3.

    The Fund's investment in the Portfolio is in the form of a non-trans-ferable beneficial interest. Members of the general public may not pur-chase a direct interest in the Portfolio. Neuberger&Berman Socially Re-sponsive Fund, a mutual fund that is a series of Neuberger&Berman Equity Funds ("N&B Equity Funds"), invests all of its net investable assets in the Portfolio. Neuberger&Berman Socially Responsive Trust, a mutual fund that is a series of Neuberger&Berman Equity Assets ("N&B Equity Assets") and is expected to commence operations in early 1996, will invest all of its net investable assets in the Portfolio. The shares of Neuberger& Berman Socially Responsive Fund (but not of Neuberger&Berman Socially Re-sponsive Trust) are available for purchase by members of the general pub-lic. The Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will in-vest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. The Fund does not sell its shares directly to members of the general public. Other in-vestors in the Portfolio (including the series of N&B Equity Funds) that might sell shares to members of the general public are not required to sell their shares at the same public offering price as the Fund, could have a different administration fee and expenses than the Fund, and (ex-cept N&B Equity Funds) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another in-vestment company that invests exclusively in the Portfolio. Information regarding any fund that may invest in the Portfolio in the future will be available from N&B Management by calling 800-877-9700.

    The trustees of the Trust believe that investment in the Portfolio by the series of N&B Equity Funds or N&B Equity Assets or other potential in-vestors in addition to the Fund may enable the Portfolio to realize econo-mies of scale that could reduce operating expenses, thereby producing higher returns and benefitting all shareholders. However, the Fund's in-vestment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in the Portfolio (other than the Fund) redeemed its interest in the Portfo-lio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

    The Fund may withdraw its entire investment from the Portfolio at any time, if the trustees of the Trust determine that it is in the best inter-ests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a man-ner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could af-fect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its in-vestment from the Portfolio, the trustees would consider what action might be taken, including the investment of all of the Fund's net investable as-sets in another pooled investment entity having substantially the same in-vestment objective as the Fund or the retention by the Fund of its own in-vestment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

    INVESTOR MEETINGS AND VOTING. The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative bene-ficial interest in the Portfolio. On most issues subjected to a vote of investors, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

    CERTAIN PROVISIONS. Each investor in the Portfolio, including the Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in the Portfolio incurring financial loss on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was un-able to meet its obligations out of its assets. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

 HOW TO BUY AND SELL SHARES

    YOU CAN BUY AND SELL (REDEEM) SHARES OF THE FUND ONLY AS SET FORTH IN THE PLAN. Shares are purchased and sold at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after your purchase or sales order is received and accepted by the trustee of the Plan as set forth in the Plan. Prices for shares of the Fund are usually calculated as of 4 p.m. Eastern time. The Plan may be closed on days when the NYSE is open. As a result, the prices for Fund shares may be significantly af-fected on days when you have no access to the Plan.

      Other Information
--------------------------------------------------------------------------------

   .The Plan must pay for shares it purchases in U.S. dollars.

  . The Fund has the right to suspend the offering of its shares for a period of time. The Fund also has the right to accept or reject a purchase order in its sole discretion.

  . Redemption proceeds will be paid to the Plan in the manner and at the times agreed with the Fund, but in any case within three calendar days (under unusual circumstances the Fund may take longer, as per-mitted by law).

  . The Fund may suspend redemptions or postpone payments on days when the NYSE is closed (besides weekends and holidays), when trading on the NYSE is restricted, or as permitted by the Securities and Ex-change Commission.

 SHARE INFORMATION

      Share Prices and Net Asset Value
--------------------------------------------------------------------------------

    The Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAVs for the Fund and the Portfolio are calculated by subtracting liabilities from total assets (in the case of the Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of the Fund, its percentage interest in the Portfolio, multiplied by the Portfolio's NAV, plus any other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. The Fund and the Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open. The Portfolio values securities (including options) listed on the NYSE, the American Stock Exchange, or other national securities ex-changes or quoted on Nasdaq, and other securities for which market quota-tions are readily available, at the last sale price on the day the securi-ties are being valued. If there is no sale of such a security on that day, that security is valued at the mean between its closing bid and asked prices. The Portfolio values all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust be-lieve accurately reflects fair value.

 DIVIDENDS, OTHER DISTRIBUTIONS, AND TAXES

    The Fund distributes substantially all of its share of any net invest-ment income (net of the Fund's expenses), net realized capital gains, and net realized gains from foreign currency transactions earned or realized by the Portfolio, normally in December.

      Distribution Options
--------------------------------------------------------------------------------

    REINVESTMENT IN SHARES. All dividends and other distributions paid on shares of the Fund are automatically reinvested in additional shares of the Fund, unless the Plan elects to receive them in cash. Dividends and other distributions are reinvested at the Fund's per share NAV, usually as of the date the dividend or other distribution is payable.

    DISTRIBUTIONS IN CASH. The Plan may elect to receive dividends in cash, with other distributions being reinvested in additional Fund shares, or to receive all dividends and other distributions in cash.

      Taxes
--------------------------------------------------------------------------------

    The Fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended ("Code"), so that it will be relieved of federal income tax on that part of its taxable income and realized gains that it distributes to the Plan.

    Fund shares currently are offered only to the trustee of the Plan act-ing on behalf of the participants in the Plan. Because the Plan is an eli-gible deferred compensation plan under section 457 of the Code, taxes on distributions from the Fund to the Plan are deferred. Individual partici-pants in the Plan should consult the Plan documents and their own tax ad-visers for information on the tax consequences associated with participat-ing in an investment in the Fund through the Plan. See the SAI for additional tax information.

 MANAGEMENT AND ADMINISTRATION

      Trustees and Officers
--------------------------------------------------------------------------------

    The trustees of the Trust and the trustees of Managers Trust, who are currently the same individuals, have oversight responsibility for the op-erations of the Fund and the Portfolio, respectively. The SAI contains general background information about each trustee and officer of the Trust and of Managers Trust. The trustees and officers of the Trust and of Man-agers Trust who are officers and/or directors of N&B Management and/or partners of Neuberger&Berman serve without compensation from the Fund or the Portfolio. The trustees of the Trust and of Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest between the Trust and Managers Trust, including, if necessary, creating a separate board of trustees of Managers Trust.

      Investment Manager, Administrator, Distributor, and Sub-Adviser
--------------------------------------------------------------------------------

    N&B Management serves as the investment manager of the Portfolio, as administrator of the Fund, and as distributor of the shares of the Fund. N&B Management and its predecessor firms have specialized in the manage-ment of no-load mutual funds since 1950. In addition to serving the Port-folio, N&B Management currently serves as investment manager of other mu-tual funds. Neuberger&Berman, which acts as sub-adviser for the Portfolio and other mutual funds managed by N&B Management, also serves as invest-ment adviser of three investment companies. The mutual funds managed by N&B Management and Neuberger&Berman had aggregate net assets of approxi-mately $11.4 billion as of September 30, 1995.

    As sub-adviser, Neuberger&Berman furnishes N&B Management with invest-ment recommendations and research without added cost to the Portfolio. Neuberger&Berman has advised clients in selecting socially responsive investments since 1990. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Portfolio's principal broker in the purchase and sale of its securities. Neuberger&Berman and its affili-ates, including N&B Management, manage securities accounts that had ap-proximately $37.6 billion of assets as of September 30, 1995. All of the voting stock of N&B Management is owned by individuals who are general partners of Neuberger&Berman.

    Janet Prindle and Farha-Joyce Haboucha are primarily responsible for the day-to-day management of the Portfolio. Ms. Prindle, a Vice President of N&B

 Management since November 1993, has been a general partner of Neuberger&Berman since 1985. Ms. Haboucha has been a Vice President of N&B Management since November 1994 and an employee of Neuberger&Berman since 1986. Mmes. Prindle and Haboucha, who are Co-Directors of Socially Respon-sive Investment Services at Neuberger&Berman, have been researching and developing corporate responsibility criteria as they apply to investments since 1989. They have been managing money using these criteria since 1990. Ms. Prindle has been responsible for Neuberger&Berman SOCIALLY RESPONSIVE Portfolio since its inception in March 1994.
    Neuberger&Berman acts as the principal broker for the Portfolio in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effect-ing securities transactions, the Portfolio seeks to obtain the best price and execution of orders. For more information, see the SAI.

    The partners and employees of Neuberger&Berman and officers and employ-ees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman FundsSM.

    To mitigate the possibility that the Portfolio will be adversely af-fected by employees' personal trading, the Trust, Managers Trust, N&B Man-agement, and Neuberger&Berman have adopted policies that restrict securi-ties trading in the personal accounts of portfolio managers and others who normally come into possession of information on portfolio transactions.

      Expenses
--------------------------------------------------------------------------------

    N&B Management provides investment management services to the Portfolio that include, among other things, making and implementing investment deci-sions and providing facilities and personnel necessary to operate the Portfolio. N&B Management provides administrative services to the Fund that include furnishing similar facilities and personnel for the Fund. For such administrative services, the Fund pays N&B Management a fee at the annual rate of 0.05% of the Fund's average daily net assets. With the Fund's consent, N&B Management is authorized to subcontract to third par-ties some of its responsibilities under the administration agreement. For investment management services, the Portfolio pays N&B Management a fee at the annual rate of 0.55% of the first $250 million of the Portfolio's av-erage daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 mil-lion, and 0.425% of average daily net assets in excess of $1.5 billion. During its 1995 fiscal year, the Fund accrued administration fees, and a pro rata portion of the Portfolio's management fees, as a percentage of the Fund's average daily net assets, of 0.60%.

    See "Expense Information -- Annual Fund Operating Expenses" for antici-pated fees for the current fiscal year.
    The Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. The Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio. These expenses include, but are not limited to, for the Fund and Portfo-lio, legal and accounting fees, and compensation for trustees who are not affiliated with N&B Management; for the Fund, transfer agent fees, and the cost of printing and sending reports and proxy materials to shareholders; and for the Portfolio, custodial fees for securities.

    N&B Management has voluntarily undertaken until December 31, 1996 to reimburse the Fund for its Operating Expenses and its pro rata share of the Portfolio's Operating Expenses which exceed, in the aggregate, 0.60% per annum of the Fund's average daily net assets. N&B Management may ter-minate this undertaking to the Fund by giving at least 60 days' prior written notice to the Fund. The effect of the reimbursement by N&B Manage-ment is to reduce the Fund's expenses and thereby increase its total re-turn.

    During its 1995 fiscal year, the Fund bore Total Operating Expenses as a percentage of its average daily net assets, after taking into considera-tion N&B Management's expense reimbursement, of 0.60%.

      Transfer Agent
--------------------------------------------------------------------------------
    The Fund's transfer agent is State Street Bank and Trust Company
 ("State Street"). State Street administers purchases, redemptions, and transfers of Fund shares with respect to the Plan and the payment of divi-dends and other distributions to the Plan. Questions should be directed to the Plan's address.

 DESCRIPTION OF INVESTMENTS

    In addition to common stocks and other securities referred to in "In-vestment Program" above, the Portfolio may make the following investments, among others, individually or in combination, although it may not neces-sarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the following investments or other types of investments which the Portfolio may make, see the SAI.

    ILLIQUID SECURITIES. The Portfolio may invest up to 10% of its net as-sets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, the Portfolio may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Portfolio's securities, under supervision of the trustees of Managers Trust. Securities that are freely tradeable in their country of origin or in their principal market are not considered illiquid securities even if they are not registered for sale in the U.S.

    RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Portfolio may in-vest in restricted securities and Rule 144A securities. Restricted securi-ties cannot be sold to the public without registration under the Securi-ties Act of 1933 ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursu-ant to an exemption from registration. Restricted securities are generally considered illiquid. Rule 144A securities, although not registered, may be resold to qualified institutional buyers in accordance with Rule 144A un-der the 1933 Act. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted securities are liquid.

    FOREIGN SECURITIES. The Portfolio may invest up to 10% of the value of its total assets in foreign securities. Foreign securities are those of issuers organized and doing business principally outside the U.S., includ-ing non-U.S. governments, their agencies, and instrumentalities. The 10% limitation does not apply to foreign securities that are denominated in U.S. dollars, including ADRs. Foreign securities (including those denomi-nated in U.S. dollars, such as ADRs) are affected by political or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. compa-nies, and there may be less public information about their operations. In addition, foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. Investments in foreign securities that are not denominated in U.S. dollars (including those made through ADRs) may be subject to special risks, such as governmental regulation of foreign exchange transactions and changes in rates of exchange with the U.S. dollar, irrespective of the performance of the underlying investment.

    COVERED CALL OPTIONS. The Portfolio may try to reduce the risk of secu-rities price changes (hedge) or generate income by writing (selling) cov-ered call options against securities held in its portfolio having a market value not exceeding 10% of its net assets and may purchase call options in related closing transactions. The purchaser of a call option acquires the right to buy a portfolio security at a fixed price during a specified pe-riod. The maximum price the seller may realize on the security during the option period is the fixed price; the seller continues to bear the risk of a decline in the security's price, although this risk is reduced by the premium received for the option.

    The primary risks in using call options are (1) possible lack of a liq-uid secondary market for options and the resulting inability to close out options when desired; (2) the fact that the skills needed to use options are different from those needed to select the Portfolio's securities; (3) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain by offsetting favorable price movements in underlying investments; and (4) the possible inability of the Portfolio to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to its need to maintain "cover" in connection with its use of these in-struments. Options are considered "derivatives."

    CONVERTIBLE SECURITIES. The Portfolio may invest up to 20% of its net assets in convertible securities. A convertible security is a bond, deben-ture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a dif-ferent issuer within a particular period of time at a specified price or formula. The Portfolio does not intend to purchase any convertible securi-ties that are not investment grade. "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's, or another nationally recog-nized statistical rating organization or, if unrated by any NRSRO, deemed by N&B Management to be of comparable quality to such rated securities ("Comparable Unrated Securities") under guidelines established by the trustees of Managers Trust. Moody's deems securities rated in its fourth highest category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to make interest and principal payments.

    U.S. GOVERNMENT AND AGENCY SECURITIES. The Portfolio may purchase U.S. Government and Agency Securities. U.S. Government securities are obliga-tions of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or instrumentalities; by other U.S. Govern-ment-sponsored enterprises, such as the Government National Mortgage Asso-ciation ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Mortgage Associa-tion, and Tennessee Valley Authority; and by various federally chartered or sponsored banks. Some U.S. Government Agency securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, sub-ject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency securities include U.S. Government mortgage-backed securities. The market prices of U.S. Government securi-ties are not guaranteed by the Government and generally fluctuate with changing interest rates. The value of the fixed income securities in which the Portfolio may invest is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of the Portfolio's fixed in-come investments is likely to rise.

    SHORT SALES AGAINST-THE-BOX. The Portfolio may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold. Short selling against-the-box may defer recognition of gains or losses to a later tax period.
    REPURCHASE AGREEMENTS/SECURITIES LOANS. In a repurchase agreement, the Portfolio buys a security from a Federal Reserve member bank or a securi-ties dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying secu-rities must fall within the Portfolio's investment policies and limita-tions. The Portfolio also may lend portfolio securities to banks, broker-age firms, or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of sellers and borrowers.

 DIRECTORY

 INVESTMENT MANAGER, ADMINISTRATOR, AND DISTRIBUTOR

 Neuberger&Berman Management Incorporated 605 Third Avenue 2nd Floor New York, NY 10158-0180

 PLAN

 Deferred Compensation Plan of the City of New York and Related Agencies and Instrumentalities 40 Rector Street, 3rd Floor New York, NY 10006 212-306-7760

 SUB-ADVISER
 Neuberger&Berman, L.P. 605 Third Avenue New York, NY 10158-3698

 CUSTODIAN AND TRANSFER AGENT
 State Street Bank and Trust Company 225 Franklin Street Boston, MA 02110

 Correspondence should be sent to:

 Deferred Compensation Plan of the City of New York and Related Agencies and Instrumentalities 40 Rector Street, 3rd Floor New York, NY 10006 212-306-7760

 LEGAL COUNSEL

 Kirkpatrick & Lockhart LLP 1800 M Street, NW Washington, DC 20036-5891

 Neuberger&Berman NYCDC Socially Responsive Trust is a service mark of Neuberger&Berman Management Inc.
 (C)1995 Neuberger&Berman Management Inc.

                       NEUBERGER&BERMAN MANAGEMENT INC.

                          605 THIRD AVENUE 2ND FLOOR
                          NEW YORK, NY 10158-0180


                          DEFERRED COMPENSATION PLAN
                          OF THE CITY OF NEW YORK
                          AND RELATED AGENCIES
                          AND INSTRUMENTALITIES
                          212.306.7760





                  This wrapper is not part of the Prospectus.
                  [LOGO] PRINTED ON RECYCLED PAPER
                         WITH SOY BASED INKS                   NBEP0061295

     ________________________________________________________________________


          NEUBERGER & BERMAN NYCDC SOCIALLY RESPONSIVE TRUST AND PORTFOLIO

                         STATEMENT OF ADDITIONAL INFORMATION

                               DATED  DECEMBER 15, 1995


                                A No-Load Mutual Fund
                605 Third Avenue, 2nd Floor, New York, NY 10158- 0180

     ________________________________________________________________________


               Neuberger & Berman NYCDC Socially Responsive Trust ("Fund"), a series of Neuberger & Berman Equity Trust ("Trust"), is a no-load mutual fund that offers shares pursuant to a Prospectus dated December 15, 1995. The Fund invests all of its net investable assets in Neuberger & Berman Socially Responsive Portfolio ("Portfolio"). You can buy, own, and sell Fund shares only through the Deferred Compensation Plan of the City of New York and Related Agencies and Instrumentalities ("Plan").


               The  Fund's  Prospectus  provides    basic  information  that  an
     investor should know before investing. A copy of the Prospectus may be obtained, without charge, from the Plan by calling
     212-306-7760.

               This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

               No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                  Table of Contents

                                                                            Page

     INVESTMENT INFORMATION  . . . . . . . . . . . . . . . . . . . . . . .     1
          Investment Policies and Limitations  . . . . . . . . . . . . . .     1
          Janet Prindle, Portfolio Manager of the Portfolio  . . . . . . .     5
          Background Information on Socially Responsive Investing  . . . .     5
          The Socially Responsive Database   . . . . . . . . . . . . . . .     6
          Implementation of Social Policy  . . . . . . . . . . . . . . . .     8
          Additional Investment Information  . . . . . . . . . . . . . . .     8

     PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . .    22
          Total Return Computations  . . . . . . . . . . . . . . . . . . .    22
          Comparative Information  . . . . . . . . . . . . . . . . . . . .    23
          Other Performance Information  . . . . . . . . . . . . . . . . .    24

     CERTAIN RISK CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . .    24

     TRUSTEES AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . .    25

     INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES . . . . . . . . . .    31
          Investment Manager and Administrator   . . . . . . . . . . . . .    31
          Sub-Adviser  . . . . . . . . . . . . . . . . . . . . . . . . . .    33
          Investment Companies  Managed  . . . . . . . . . . . . . . . . .    34
          Management and Control of N&B Management   . . . . . . . . . . .    36

     DISTRIBUTION ARRANGEMENTS . . . . . . . . . . . . . . . . . . . . . .    37

     ADDITIONAL REDEMPTION INFORMATION . . . . . . . . . . . . . . . . . .    38
          Suspension of Redemptions  . . . . . . . . . . . . . . . . . . .    38
          Redemptions in Kind  . . . . . . . . . . . . . . . . . . . . . .    38

     DIVIDENDS AND OTHER DISTRIBUTIONS . . . . . . . . . . . . . . . . . .    38

     ADDITIONAL TAX INFORMATION  . . . . . . . . . . . . . . . . . . . . .    39
          Taxation of the Fund   . . . . . . . . . . . . . . . . . . . . .    39
          Taxation of the Portfolio  . . . . . . . . . . . . . . . . . . .    40

     PORTFOLIO TRANSACTIONS  . . . . . . . . . . . . . . . . . . . . . . .    43
          Portfolio Turnover   . . . . . . . . . . . . . . . . . . . . . .    47

     REPORTS TO SHAREHOLDERS . . . . . . . . . . . . . . . . . . . . . . .    47

     CUSTODIAN AND TRANSFER AGENT  . . . . . . . . . . . . . . . . . . . .    47

     INDEPENDENT  ACCOUNTANTS  . . . . . . . . . . . . . . . . . . . . . .    47

     LEGAL COUNSEL . . . . . . . . . . . . . . . . . . . . . . . . . . . .    48

     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES . . . . . . . . .    48

     REGISTRATION STATEMENT  . . . . . . . . . . . . . . . . . . . . . . .    48

     FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . .    48

     Appendix A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    49
          RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER  . . . . . . . .    49

     Appendix B  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    52
           THE ART OF INVESTMENT: A CONVERSATION WITH ROY NEUBERGER  . . .    52

                                INVESTMENT INFORMATION

               The Fund is a separate series of the Trust, a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Fund seeks its investment objective by investing all of its net investable assets in the Portfolio, which is a series of Equity Managers Trust ("Managers Trust") that has an investment objective identical to, and a name similar to, that of the Fund. The Portfolio, in turn, invests in accordance with an investment objective, policies, and limitations identical to those of the Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by Neuberger & Berman Management Incorporated ("N&B Management") are together referred to below as the "Trusts.")


               The  following  information  supplements  the  discussion in  the
     Prospectus of the investment objective, policies, and limitations of the Fund and the Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund and Portfolio are not fundamental. Although any investment policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval, the Fund intends to notify its shareholders before changing its investment objective or implementing any material change in any non-fundamental policy or limitation. The fundamental investment policies and limitations of the Fund or the Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. This vote is required by the Investment Company Act of 1940 ("1940 Act") and is referred to in this SAI as a "1940 Act majority vote." Whenever the Fund is called upon to vote on a change in a fundamental investment policy or limitation of the Portfolio, the
     Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

     Investment Policies and Limitations

               The Fund has the following fundamental investment policy, to enable it to invest in the Portfolio:

          Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

               All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of the Fund and the Portfolio are identical. Therefore, although the following discusses the investment policies and limitations of the Portfolio, it applies equally to the Fund.

               Except for the limitation on borrowing and the limitation on ownership of portfolio securities by officers and trustees, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Portfolio.

               The Portfolio's fundamental investment policies and limitations are as follows:

               1. Borrowing. The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

               2. Commodities. The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

               3. Diversification. The Portfolio may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

               4. Industry Concentration. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

               5. Lending. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

               6. Real Estate. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

               7.   Senior  Securities.   The  Portfolio  may not  issue  senior
     securities, except as permitted under the 1940 Act.

               8. Underwriting. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

               The    following   non-fundamental    investment   policies   and
     limitations apply to the Portfolio:

               1.   Borrowing.   The Portfolio  may not  purchase securities  if
     outstanding  borrowings,  including  any  reverse  repurchase   agreements,
     exceed 5% of its total assets.

               2. Lending. Except for the purchase of debt securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

               3. Investments in Other Investment Companies. The Portfolio may not purchase securities of other investment companies, except to the extent permitted by the 1940 Act and in the open market at no more than customary brokerage commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

               4. Margin Transactions. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Port-folio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.


               5. Short Sales. The Portfolio may not sell securities short unless it owns, or has the right to obtain without payment of additional consideration, securities equivalent in kind and amount to the securities sold. Transactions in forward contracts, futures contracts and options shall not constitute selling securities short.


               6. Ownership of Portfolio Securities by Officers and Trustees. The Portfolio may not purchase or retain the securities of any issuer if, to the knowledge of N&B Management, those officers and trustees of Managers Trust and officers and directors of N&B Management who each owns individually more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such securities.

               7. Unseasoned Issuers. The Portfolio may not purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

               8. Illiquid Securities. The Portfolio may not purchase any security if, as a result, more than 10% of its net assets would be in-vested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

               9. Foreign Securities. The Portfolio may not invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

               10. Oil and Gas Programs. The Portfolio may not invest in participations or other direct interests in oil, gas, or other mineral leases or exploration or development programs, but the Portfolio may purchase securities of companies that own interests in any of the foregoing.

               11. Real Estate. The Portfolio may not invest in real estate limited partnerships.

               12.  Warrants.    The  Portfolio does  not  intend  to invest  in
     warrants  (but  may   hold  warrants  obtained  in  units  or  attached  to
     securities).

     Janet Prindle, Portfolio Manager of the Portfolio

               How does Janet Prindle manage the Portfolio? "We select securities through a two phase detection process. The first is financial. We analyze a universe of companies according to N&B Management's value-oriented philosophy, looking for stocks which are undervalued for any number of reasons. We focus on financial fundamentals including balance sheet ratios and cash flow analysis, and we meet with company management in an effort to understand how those unrecognized values might be realized in the market. The second part of the process is social screening. Our social research is based on the same kind of philosophy that governs our financial approach: we believe that first-hand knowledge and experience are our most important tools. Utilizing a proprietary database, we do careful, in-depth tracking and we analyze a large number of companies on some eighty issues in six broad social categories. We use a wide variety of sources to determine company practices and policies in these areas, and we analyze performance in light of our knowledge of the issues and of the best practices in each industry. We understand that, for many issues and in many industries, absolute standards are elusive and often counterproductive. Thus, in addition to quantitative measurements, we place value on such indicators as management commitment, progress, direction, and industry leadership."

     Background Information on Socially Responsive Investing

               In an era when many people are concerned about the relationship between business and society, socially responsive investing ("SRI") is a mechanism for assuring that investors' social values are reflected in their investment decisions. As such, SRI is a direct descendent of the successful effort begun in the early 1970's to encourage companies to divest their South African operations and subscribe to the Sullivan Principles. Today, a growing number of individuals and institutions are applying similar strategies to a broad range of problems.

               Although there are many strategies available to the socially responsive investor, including proxy activism, below-market loans to community projects, and venture capital, the SRI strategies used by the Portfolio generally fall into two categories:

               Avoidance Investing. Most socially responsive investors seek to avoid holding securities of companies whose products or policies are seen as being at odds with the social good. The most common exclusions historically have involved tobacco companies and weapons manufacturers.

               Leadership Investing. A growing number of investors actively look for companies with progressive programs that are exemplary or companies which make it their business to try to solve some of the problems of today's society.

               The marriage of social and financial objectives would not have surprised Adam Smith who was, first and foremost, a moral philosopher. The Wealth of Nations is firmly rooted in the Enlightenment conviction that the purpose of capital is the social good and the related belief that idle capital is both wasteful and unethical. But, what very likely would have surprised Smith is the sheer complexity of the social issues we face today and the diversity of our attitudes toward the social good. War and peace, race and gender, the distribution of wealth, and the conservation of natural resources -- the social agenda is long and compelling. It is also something about which reasonable people differ. What should society's priorities be? What can and should be done about them? And what is the role of business in addressing them? Since corporations are on the front lines of so many key issues in today's world, a growing number of investors feel that a corporation's role cannot be ignored. This is true of some of the most important issues of the day such as equal opportunity and the environment.

     The Socially Responsive Database

               Neuberger & Berman, L.P. ("Neuberger & Berman"), the Portfolio's sub-adviser, maintains a proprietary database of information about the social impact of the companies it follows. N&B Management uses the database to evaluate social issues after it deems a stock acceptable from a financial standpoint for acquisition by the Portfolio. More and more frequently, however, N&B Management is finding that, by monitoring social issues, it gains insight into the financial well-being of a company because of a convergence of social and financial criteria on a company's bottom line. This is especially evident in the areas of product quality and marketing, workforce diversity, and the environment. The aim of the database is to be as accurate, comprehensive, and flexible as possible, given that much of the information concerning corporate responsibility comes from subjective sources. Information for the database is gathered by Neuberger & Berman in many categories and then analyzed by N&B Management in the following six categories of corporate responsibility:


               Workplace Diversity and Employment. N&B Management looks for companies that show leadership in areas such as employee training and promotion policies and benefits, such as flextime, generous profit sharing, and parental leave. N&B Management looks for active programs to promote women and minorities and takes into account their representation among the officers and members of an issuer's board of directors. As a basis for exclusion, N&B Management looks for Equal Employment Opportunity Act infractions and Occupational Safety and Health Act violations ; examines each case in terms of severity, frequency, and time elapsed since the incident; and considers actions taken by the company since the violation. N&B Management also monitors companies' progress and attitudes toward these issues.

               Environment.   A  company's  impact  on the  environment  depends
     largely on the industry. Therefore, N&B Management examines a company's environmental record vis-a-vis those of its peers in the industry. All companies operating in an industry with inherently high environmental risks are likely to have had problems in such areas as toxic chemical emissions, federal and state fines, and Superfund sites. For these companies, N&B Management examines their problems in terms of severity, frequency, and elapsed time. N&B Management then balances the record against whatever leadership the company may have demonstrated in terms of environmental policies, procedures, and practices. N&B Management defines an environmental leadership company as one that puts into place strong affirmative programs to minimize emissions, promote safety, reduce waste at the source, insure energy conservation, protect natural resources, and incorporate recycling into its processes and products. N&B Management looks for the commitment and active involvement of senior management in all these areas. Several major manufacturers which still produce substantial amounts of pollution are among the leaders in developing outstanding waste source reduction and remediation programs.

               Product.  N&B  Management considers company announcements,  press reports, and public interest publications relating to the health, safety, quality, labeling, advertising, and promotion of both consumer and industrial products. N&B Management takes note of companies with a strong commitment to quality and with marketing practices which are ethical and consumer-friendly. N&B Management pays particular attention to companies whose products and services promote progressive solutions to social problems.

               Public Health. N&B Management measures the participation of companies in such industries and markets as alcohol, tobacco, gambling and nuclear power. N&B Management also considers the impact of products and marketing activities related to those products on nutritional and other health concerns, both domestically and in foreign markets.

               Weapons. N&B Management keeps track of domestic military sales and, whenever possible, foreign military sales and categorizes them as nuclear weapons related, other weapons related, and non-weapon military supplies, such as micro-chip manufacturers and companies that make uniforms for military personnel.

               Corporate Citizenship. N&B Management gathers information about a company's participation in community affairs, its policies with respect to charitable contributions, and its support of education and the arts. N&B Management looks for companies with a focus, dealing with issues not just by making financial contributions, but also by asking the questions:
     What can we do to help? What do we have to offer? Volunteerism, high-school mentoring programs, scholarships and grants, and in-kind donations to specific groups are just a few ways that companies have responded to these questions.

     Implementation of Social Policy

               Companies deemed acceptable by N&B Management from a financial standpoint are analyzed using Neuberger & Berman's database. The companies are then evaluated by the portfolio managers to determine if the companies' policies, practices, products, and services withstand scrutiny in the following major areas of concern: the environment and workplace diversity and employment. Companies are then further evaluated to determine their track record in issues and areas of concern such as public health, weapons, product, and corporate citizenship.

               The issues and areas of concern that are tracked lend themselves to objective analysis in varying degrees. Few, however, can be resolved entirely on the basis of scientifically demonstrable facts. Moreover, a substantial amount of important information comes from sources that do not purport to be disinterested. Thus, the quality and usefulness of the information in the database depend upon Neuberger & Berman's ability to tap a wide variety of sources and on the experience and judgement of the people at N&B Management who interpret the information.

               In applying the information  in the  database to stock  selection for the Portfolio, N&B Management considers several factors. N&B Management examines the severity and frequency of various infractions, as well as the time elapsed since their occurrence. N&B Management also takes into account any remedial action which has been taken by the company relating to these infractions. N&B Management notes any quality innovations made by the company in its effort to create positive change and looks at the company's overall social trend.

     Additional Investment Information

               The Portfolio may make the following investments, among others. It may not buy all of the types of securities or use all of the investment techniques that are described.


               Repurchase Agreements. Repurchase agreements are agreements under which the Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. The Portfolio may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities.
     The Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of the type that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the value of the repurchase agreement, and
     (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.


               Securities Loans.   In order to realize income, the Portfolio may
     lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securi-ties, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obli-gation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

               Restricted Securities  and Rule 144A  Securities.  The  Portfolio
     may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed further to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A, and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Portfolio's illiquidity. N&B Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule
     144A are liquid. Foreign securities that can be freely sold in the markets in which they are principally traded are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

               Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Portfolio's 10% limit on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Portfolio Trustees.

               Reverse Repurchase Agreements. In a reverse repurchase agreement, the Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of the Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Portfolio will maintain with its custodian in a segregated account cash, U.S. Government or Agency Securities, or other liquid, high-grade debt securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement. There is a risk that the contra-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

               Foreign Securities. The Portfolio may invest in U.S. dollar-denominated securities issued by foreign issuers (including banks, governments, and quasi- governmental organizations) and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances and commercial paper. These investments are subject to the Portfolio's quality standards. While investments in foreign securities are intended to reduce risk by providing further diver-sification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the United States.


               The Portfolio also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments or their subdivisions, agencies, and instrumentali-ties, international agencies, and supranational entities. Investing in foreign currency denominated securities includes the special risks asso-ciated with investing in non-U.S. issuers described in the preceding paragraph and the additional risks of (1) adverse changes in foreign exchange rates, (2) nationalization, expropriation, or confiscatory taxa-tion, (3) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States), and (4) expropriation or nationalization of foreign portfolio companies. Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio endeavors to achieve the most favorable net results on portfolio transactions. The Portfolio may invest only in securities of issuers in countries whose governments are considered stable by N&B Management.


               Foreign securities  often trade  with less frequency  and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic
     custody   arrangements,   and   transaction  costs   of   foreign  currency
     conversions.

                Prices of foreign securities and exchange rates for foreign currencies may be affected by the interest rates prevailing in other countries. Interest rates in other countries are often affected by local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.


                Foreign  markets  also have  different clearance  and settlement procedures, and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the portfolio securities, or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.


               In order to limit the risk inherent in investing in foreign currency denominated securities, the Portfolio may not purchase any such security if, after such purchase, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securi-ties. Within that limitation, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency.


               Futures Contracts and Options Thereon. The Portfolio may purchase and sell interest rate futures contracts, stock and bond index futures contracts, and foreign currency futures contracts and options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against expected changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits the Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Portfolio does not engage in transactions in futures or options on futures for speculation. The Portfolio views investment in (i) interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on securities denominated in foreign currencies that are held or intended to be acquired by the Portfolio.

     Futures contracts and options thereon are traded only on national futures exchanges.


               A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.


               "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's futures positions. The margin deposit made by the Portfolio when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes --increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its daily net asset value ("NAV"), the Portfolio marks to market the current value of its open futures positions. The Portfolio also must make margin deposits with respect to options on futures that it has written. If the futures commission merchant holding the margin deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.


               U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"), an agency of the U.S. Government; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.


               Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month.

               Although the Portfolio believes that the use of futures contracts will benefit it, if N&B Management's judgment about the general direction of the markets is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. Moreover, the spread between values in the cash and futures markets is subject to distortion due to differences in the character of those markets. Because of the possibility of distortion, even a correct forecast of general market trends by N&B Management may not result in a successful transaction.


               An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option is accompanied by delivery of the accumulated cash balance in the writer's futures margin account. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option.


               The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. Decisions regarding whether, when, and how to hedge involve skill and judgment. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends or lack of correlation between the futures markets and the securities markets. Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.


               Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades thereof may be made on that day at a price beyond that limit. The daily limit only governs price movements during a particular trading day, however; it thus does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.


               Put and Call Options. The Portfolio may write or purchase put and call options on securities. Generally, the purpose of writing and purchasing these options is to reduce the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and the Fund's NAVs. The Portfolio may also write covered call options to earn premium income.


               The obligation under any option terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised, the Portfolio will lose the entire amount of the premium paid.


               The Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a certain security at a certain price at any time until a certain date if the purchaser of the option decides to sell such security. The Portfolio may be obligated to purchase the underlying security at more than its current value.

               When the Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

               When the Portfolio writes a call option, it is obligated to  sell a security to a purchaser at a specified price at any time the purchaser requests until a certain date, and receives a premium for writing the call option. The Portfolio intends to write only "covered" call options on securities it owns. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying a call option at less than the market price, thereby giving up any additional gain on the security.


               When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. The Portfolio would purchase a call option in order to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.

               Portfolio securities on which call and put options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective. The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do), but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at the exercise price, which may be higher than the current market price of the security. If a call or put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, in the case of a call option, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.


               Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the
     United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and its counter-party with no clearing organization guarantee. Thus, when the Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions, and limits the Portfolio's counter-parties in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial statements.


               The assets used as cover for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


               The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable exchange, less (or plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the general interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the
     Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the sales price on the option's last reported trade on that day before the time the Portfolio's NAV is computed or, in the absence of any trades thereof on that day, the mean between the closing bid and ask prices.


               Closing transactions  are effected in  order to realize a  profit on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both. If the Portfolio desires to sell a particular security on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.



               The Portfolio  will  realize a  profit  or  loss from  a  closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. However, because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

               The Portfolio pays brokerage commissions in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities.

               Options normally  have expiration  dates between  three and  nine months from the date written. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. From time to time, the Portfolio may purchase  an  underlying  security  for  delivery  in  accordance  with  an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.


               Forward Foreign Currency Contracts. The Portfolio may enter into contracts for the purchase or sale of a specific currency at a future date at a fixed price ("forward contracts") in amounts not exceeding 5% of its net assets. The Portfolio enters into forward contracts in an attempt to hedge against expected changes in prevailing currency exchange rates. The Portfolio does not engage in transactions in forward contracts for speculation; it views investments in forward contracts as a means of establishing more definitely the effective return on securities denominated in foreign currencies that are held or intended to be acquired by it. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.


               N&B Management believes that the use of foreign currency hedging techniques, including "cross-hedges," can help protect against declines in the U.S. dollar value of income available for distribution and declines in the Portfolio's NAV resulting from adverse changes in currency exchange rates. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a cross-hedge involving a forward contract to sell a different foreign currency, where the contract is available on terms more advantageous to the Portfolio than a contract to sell the currency in which the securities being hedged are denominated. N&B Management believes that hedges and cross-hedges can, therefore, provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. However, a hedge or cross-hedge cannot protect against exchange rate risks perfectly, and if N&B Management is incorrect in its judgment of future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge had not been established. In addition, because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid.


               Options  on  Foreign Currencies.    The Portfolio  may write  and
     purchase covered call and put options on foreign currencies, in amounts not exceeding 5% of its net assets. The Portfolio would engage in such transactions to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. As with other types of options, however, writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The risks of currency options are similar to the risks of other options, discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

       General Considerations Involving Futures, Options on Futures, Options on
          Securities and Indices, Forward Contracts, and Options on Foreign
                   Currencies (collectively, "Hedging Instruments")

               To the extent the Portfolio sells or purchases futures contracts, and/or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.


               In addition, pursuant to state securities laws, (1) the aggregate premiums paid by the Portfolio on all options (both exchange-traded and OTC) held by it at any time may not exceed 20% of its net assets, and (2) the aggregate margin deposits required on all exchange-traded futures contracts and related options held by the Portfolio at any time may not exceed 5% of its total assets. Also, pursuant to an undertaking to a state securities law administrator, the Portfolio will not purchase puts, calls, straddles, spreads, or any combination thereof if, by reason of such purchase the value of its aggregate investment in such instruments will exceed 5% of its total assets.




               Risks Involved in Using Hedging Instruments. The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities held or to be acquired by the Portfolio and changes in market value of Hedging
     Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instru-ments are different from those needed to select the Portfolio's securities; (4) the fact that, although use of Hedging Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of Hedging Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble that of the Portfolio's underlying securities. N&B Management intends to reduce the risk that the Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if N&B Management believes there will be an active and liquid secondary market. Hedging Instruments used by the Portfolio are generally considered "derivatives." There can be no assurance that the Portfolio's use of Hedging Instruments will be successful.


               The Portfolio's use of Hedging Instruments may be limited by the requirements of the Internal Revenue Code of 1986, as amended ("Code") for qualification as a regulated investment company ("RIC"). See "Additional Tax Information."


               Cover  for Hedging  Instruments.  The  Portfolio will comply with
     SEC guidelines regarding cover for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian cash, U.S. Government or Agency Securities, or other liquid, high-grade debt securities in the prescribed amount. Securities held in a segregated account cannot be sold while the futures, option, or forward strategy is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. The Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid futures, option, or forward position ; this inability may result in a loss to the Portfolio.


               Fixed Income Securities.   While the emphasis  of the Portfolio's
     investment program is on common stocks and other equity securities (including preferred stocks and securities convertible into or exchangeable for common stocks), it may also invest in money market in-struments, U.S. Government or Agency Securities, and other fixed income securities. The Portfolio may invest in corporate bonds and debentures receiving one of the four highest ratings from Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"), or, if not rated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. The Port-folio relies primarily on ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

               Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Subsequent to its purchase by the Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would not be eligible for purchase by the Portfolio. In such a case, N&B Management will engage in an orderly disposition of the downgraded securities.


               Commercial Paper. Commercial paper is a short-term debt security issued by a corporation or bank, among others, for purposes such as financing current operations. The Portfolio may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by N&B Management to be of equivalent quality.


               The Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.


               Zero Coupon  Securities.  The  Portfolio may invest  up to 5%  of its net assets in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.


               The discount on zero coupon securities ("original issue dis-count") is taken into account by the Portfolio prior to the receipt of any actual payments. Because the Fund must distribute substantially all of its income (including its pro rata share of the Portfolio's original issue discount) to the Plan each year for income and excise tax purposes (see "Additional Tax Information --Taxation of the Fund"), the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy the Fund's distribution requirements.

               The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.


               Convertible Securities. The Portfolio may invest in convertible securities. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.


               Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and the Fund's ability to achieve their investment objective.


               Preferred Stock. The Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, although preferred shareholders may have certain rights if dividends are not paid. Shareholders may suffer a loss of value if dividends are not paid and generally have no legal recourse against the issuer. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.


                               PERFORMANCE INFORMATION

               The Fund's performance figures are based on historical earnings and are not intended to indicate future performance. The share price and total return of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor's original cost.

     Total Return Computations

               The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                          n
                                    P(1+T)  = ERV

                Average annual total return smooths out year-to-year variations and, in that respect, differs from actual year-to-year results.


               The average annual total returns for the Fund for the one-year period ended August 31, 1995, and for the period from March 14, 1994 (commencement of operations) through August 31, 1995 were 17.82% and 12.42%, respectively. Had N&B Management not waived certain fees, total return would have been lower.


     Comparative Information

               From time to time the Fund's performance may be compared with:


               (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesen-berger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, New York Times, Kiplingers Personal Fi-nance, and Barron's Newspaper, or


               (2) recognized stock and other indices, such as the S&P 500 Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750, Nasdaq Composite Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Survey of Colleges Annual Increases of College Costs, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA repre-sents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $27 million to $880 million, with an average of $302 million. The S&P 400 Index measures mid-sized companies with an average market capitalization of $1.2 billion. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. The Portfolio may invest in different types of securities from those included in some of the above indices.


               The  Fund may  also be  compared to  various socially  responsive indices, including The Domini Social Index and those developed by the quantitative department of Prudential Securities, such as that department's Large and Mid-Cap portfolio indices for various breakdowns ("Sin" Stock Free, Cigarette-Stock Free, S&P Composite, etc.).


               Evaluations of the Fund's performance, its total return and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Fund may also be compared to individual asset classes such as common stocks, small cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

     Other Performance Information

               From time to time, information about the Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements. This information, for example, may include the
     Portfolio's portfolio diversification by asset type or by the social characteristics of companies owned. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents.


               Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)


               From time to time the investment philosophy of N&B Management's founder, Roy R. Neuberger, may be included in the Fund's Advertisements. This philosophy is described in further detail in "The Art of Investing: A Conversation with Roy Neuberger," attached as Appendix B to this SAI.

                             CERTAIN RISK CONSIDERATIONS

               Although the Portfolio seeks to reduce risk by investing in a diversified portfolio, diversification does not eliminate all risk. There can, of course, be no assurance that the Portfolio will achieve its investment objective, and an investment in the Fund involves certain risks that are described in the sections entitled "Investment Program" and "Description of Investments" in the Prospectus and "Investment Information" in this SAI.


                                TRUSTEES AND OFFICERS

               The  following  table  sets  forth  information  concerning   the
     trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds, and (where applicable) their corresponding portfolios, administered or managed by N&B Management and Neuberger & Berman.


       Name, Age and                       Positions Held
       Address(1)                         With the Trusts             Principal Occupation(s)(2)

       Faith Colish (60)                  Trustee of each Trust       Attorney   at    Law,   Faith    Colish,   A
       63 Wall Street                                                 Professional Corporation.
       24th Floor
       New York, NY  10005

       Donald M. Cox (73)                 Trustee of each Trust       Retired.    Formerly  Senior  Vice President
       435 East 52nd Street                                           and Director of Exxon  Corporation; Director
       New York, NY  10022                                            of Emigrant Savings Bank.

       Stanley Egener* (61)               Chairman  of  the  Board,    Partner  of  Neuberger &  Berman; President
                                          Chief  Executive  Officer,  and Director of  N&B Management; Chairman of
                                          and Trustee of each Trust   the  Board,  Chief  Executive  Officer,  and
                                                                      Trustee  of eight  other  mutual  funds  for
                                                                      which  N&B  Management  acts  as  investment
                                                                      manager or administrator.











                                       - 24 -






       Name, Age and                       Positions Held
       Address(1)                         With the Trusts             Principal Occupation(s)(2)

       Alan R. Gruber (68)                Trustee of each Trust       Chairman  and  Chief  Executive  Officer  of
       Orion Capital Corporation                                      Orion  Capital   Corporation  (property  and
       600 Fifth Avenue                                               casualty  insurance);  Director of  Trenwick
       24th Floor                                                     Group,    Inc.   (property    and   casualty
       New York, NY  10020                                            reinsurance);  Chairman  of  the  Board  and
                                                                      Director  of  Guaranty National  Corporation
                                                                      (property and  casualty insurance); formerly
                                                                      Director   of   Ketema,  Inc.   (diversified
                                                                      manufacturer).

       Howard A. Mileaf (57)              Trustee of each Trust       Vice  President  and   Special  Counsel   to
       Wheeling Pittsburgh Corporation                                Wheeling  Pittsburgh  Corporation   (holding
       110 East 59th Street                                           company)    since   1992;    formerly   Vice
       New York, NY  10022                                            President  and  General  Counsel   of  Keene
                                                                      Corporation   (manufacturer   of  industrial
                                                                      products);  Director  of Kevlin  Corporation
                                                                      (manufacturer   of   microwave   and   other
                                                                      products).

       Edward I. O'Brien* (67)            Trustee of each Trust       Until  1993,  President  of  the  Securities
       12 Woods Lane                                                  Industry  Association   ("SIA")  (securities
       Scarsdale, NY  10583                                           industry's   representative   in  government
                                                                      relations  and  regulatory  matters  at  the
                                                                      federal  and  state levels);  until November
                                                                      1993, employee of the SIA; Director of  Legg
                                                                      Mason, Inc.

       John T. Patterson, Jr. (67)        Trustee of each Trust       President  of  SOBRO  (South  Bronx  Overall
       90 Riverside Drive                                             Economic Development Corporation).
       Apartment 1B
       New York, NY  10024

       John P. Rosenthal (63)             Trustee of each Trust       Senior Vice President of Burnham  Securities
       Burnham Securities Inc.                                        Inc.  (a   registered  broker-dealer)  since
       Burnham Asset Management Corp.                                 1991;   formerly   Partner  of   Silberberg,
       1325 Avenue of the Americas                                    Rosenthal  &   Co.   (member   of   National
       17th Floor                                                     Association  of  Securities Dealers,  Inc.);
       New York, NY  10019                                            Director, Cancer Treatment Holdings, Inc.

       Cornelius T. Ryan (64)             Trustee of each Trust       General  Partner  of   Oxford  Partners  and
       Oxford Bioscience Partners                                     Oxford Bioscience  Partners (venture capital
       315 Post Road West                                             partnerships)   and   President  of   Oxford
       Westport, CT  06880                                            Venture  Corporation;  Director  of  Capital
                                                                      Cash  Management Trust  (money  market fund)
                                                                      and Prime Cash Fund.





                                       - 25 -






       Name, Age and                       Positions Held
       Address(1)                         With the Trusts             Principal Occupation(s)(2)

       Gustave H. Shubert (66)            Trustee of each Trust       Senior    Fellow/Corporate    Advisor    and
       13838 Sunset Boulevard                                         Advisory  Trustee  of   Rand  (a  non-profit
       Pacific Palisades, CA  90272                                   public interest  research institution) since
                                                                      1989;  Honorary  Member  of  the   Board  of
                                                                      Overseers   of  the   Institute   for  Civil
                                                                      Justice,  the Policy  Advisory  Committee of
                                                                      the   Clinical  Scholars   Program   at  the
                                                                      University   of  California,   the  American
                                                                      Association for the  Advancement of Science,
                                                                      the  Counsel on  Foreign Relations,  and the
                                                                      Institute  for  Strategic Studies  (London);
                                                                      advisor  to   the  Program   Evaluation  and
                                                                      Methodology  Division  of  the U.S.  General
                                                                      Accounting  Office;   formerly  Senior  Vice
                                                                      President and Trustee of Rand.

       Lawrence Zicklin* (59)              President and Trustee of   Partner  of Neuberger &  Berman; Director of
                                          each Trust                  N&B Management; President and/or  Trustee of
                                                                      five  other  mutual   funds  for  which  N&B
                                                                      Management  acts  as  investment  manager or
                                                                      administrator.

       Daniel J. Sullivan (55)            Vice  President  of  each   Senior  Vice  President  of  N&B  Management
                                          Trust                       since  1992;  prior thereto,  Vice President
                                                                      of N&B Management;  Vice President of  eight
                                                                      other mutual funds  for which N&B Management
                                                                      acts     as     investment    manager     or
                                                                      administrator.

        Michael J. Weiner (48)            Vice     President     and  Senior Vice  President and Treasurer  of N&B
                                          Principal       Financial   Management since  1992; prior  thereto, Vice
                                          Officer of each Trust       President  and Treasurer  of  N&B Management
                                                                      and  Treasurer of  certain mutual  funds for
                                                                      which  N&B  Management  acted as  investment
                                                                      adviser;   Vice   President  and   Principal
                                                                      Financial  Officer  of  eight  other  mutual
                                                                      funds  for  which  N&B  Management  acts  as
                                                                      investment manager or administrator.

       Claudia A. Brandon (38)            Secretary of each Trust     Vice President of N&B Management;  Secretary
                                                                      of eight  other mutual funds  for which  N&B
                                                                      Management acts  as  investment  manager  or
                                                                      administrator.







                                       - 26 -






       Name, Age and                       Positions Held
       Address(1)                         With the Trusts             Principal Occupation(s)(2)

       Richard Russell (48)               Treasurer  and   Principal  Vice  President  of   N&B  Management  since
                                          Accounting   Officer    of  1993;   prior    thereto,   Assistant   Vice
                                          each Trust                  President of  N&B Management;  Treasurer and
                                                                      Principal Accounting Officer  of eight other
                                                                      mutual funds for  which N&B Management  acts
                                                                      as investment manager or administrator.

       Stacy Cooper- Shugrue (32)         Assistant   Secretary   of  Assistant Vice President  of N&B  Management
                                          each Trust                  since  1993;  employee  of   N&B  Management
                                                                      since August  1989; Assistant  Secretary  of
                                                                      eight  other  mutual  funds  for  which  N&B
                                                                      Management  acts  as  investment  manager or
                                                                      administrator.

       C. Carl Randolph (57)              Assistant   Secretary   of  Partner  of Neuberger  & Berman  since 1992;
                                          each Trust                  employee   thereof  since   1971;  Assistant
                                                                      Secretary  of eight  other mutual  funds for
                                                                      which  N&B  Management  acts  as  investment
                                                                      manager or administrator.


     ____________________

     (1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

     (2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.


     * Indicates an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Zicklin are interested persons by virtue of the fact that they are officers and/or directors of N&B Management and partners of Neuberger & Berman. Mr. O'Brien is an interested person by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolio and other funds for which N&B Management serves as investment manager.


                The Trust's Trust Instrument and Managers Trust's Declaration of Trust each provides that it will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.


                For the fiscal year ended August 31, 1995, the Fund and Portfolio paid fees and expenses of $13,318 to those Fund and Portfolio Trustees who were not affiliated with N&B Management or Neuberger & Berman.


               The following table sets forth information concerning the compensation of the trustees and officers of the Trust. None of the Neuberger & Berman Funds has any retirement plan for its trustees or officers.


                                               TABLE OF COMPENSATION
                                           FOR FISCAL YEAR ENDED 8/31/95

                                                                               Total Compensation from the
                                                          Aggregate          Neuberger & Berman Fund  Complex
                 Name and Position with             Compensation from the                  Paid
                        the Trust                            Trust                     to Trustees

       Faith Colish                                 $14,140                              $39,000
       Trustee                                                               (5 other investment companies)

       Donald M. Cox                                $14,140                              $31,000
       Trustee                                                               (3 other investment companies)

       Stanley Egener                               $0                                      $0
       Chairman of the Board, Chief Executive                                (9 other investment companies)
       Officer, and Trustee

       Alan R. Gruber                               $14,140                              $31,000
       Trustee                                                               (3 other investment companies)

       Howard A. Mileaf                             $15,571                              $36,500
       Trustee                                                               (4 other investment companies)

       Edward I. O'Brien                            $14,587                              $31,500
       Trustee                                                               (3 other investment companies)

       John T. Patterson, Jr.                       $14,604                              $34,500
       Trustee                                                               (4 other investment companies)


                                       - 28 -






                                               TABLE OF COMPENSATION
                                           FOR FISCAL YEAR ENDED 8/31/95

       John P. Rosenthal                            $13,916                              $33,000
       Trustee                                                               (4 other investment companies)

       Cornelius T. Ryan                            $15,571                              $33,500
       Trustee                                                               (3 other investment companies)

       Gustave H. Shubert                           $13,916                              $30,000
       Trustee                                                               (3 other investment companies)

       Lawrence Zicklin                             $0                                      $0
       President and Trustee                                                 (5 other investment companies)


                  INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

     Investment Manager and Administrator

               Because the Fund's net investable assets are invested in the Portfolio, the Fund does not need an investment manager. N&B Management serves as the investment manager to the Portfolio pursuant to a management agreement with Managers Trust, on behalf of the Portfolio, dated as of August 2, 1993 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in the Portfolio on March 9, 1994. The Portfolio was authorized to become subject to the Management Agreement by vote of the Portfolio Trustees on October 20, 1993, and became subject to it on March 14, 1994.


               The Management Agreement provides, in substance, that N&B Management will make and implement investment decisions for the Portfolio in its discretion and will continuously develop an investment program for the Portfolio's assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of the Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, although N&B Management has no current plans to do so.


               N&B Management provides to the Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two directors of N&B Management (who also are partners of Neuberger & Berman), one of whom also serves as an officer of N&B

     Management, presently serve as trustees and officers of the Trusts. See "Trustees and Officers." The Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.


               N&B Management provides similar facilities, services, and personnel to the Fund pursuant to an administration agreement dated August 3, 1993 ("Administration Agreement"). The Fund was authorized to become subject to the Administration Agreement by vote of the Fund Trustees on October 20, 1993, and became subject to it on March 14, 1994. For such administrative services, the Fund pays N&B Management a fee based on the Fund's average daily net assets, as described in the Prospectus.


               During the fiscal year ended August 31, 1995 and the period from March 14, 1994 (commencement of operations) to August 31, 1994, the Fund accrued management and administration fees of $440,649 and $179,578, respectively. During those same periods, N&B Management reimbursed the Fund for $186,559 and $70,891, respectively, of expenses.


                The Management Agreement continues with respect to the Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to the Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of N&B Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding shares in the Portfolio. The Administration Agreement continues with respect to the Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.


               The Management Agreement is terminable, without penalty, with respect to the Portfolio on 60 days' written notice either by Managers Tr-ust or by N&B Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by N&B Management or by the Trust if authorized by the Fund Trustees, including a majority of the Independent Fund Trustees. Each Agreement terminates automatically if it is assigned.

               In addition to the voluntary expense reimbursements described in the Prospectus under "Management and Administration --Expenses," N&B Management has agreed in the Management Agreement to reimburse the Fund's expenses, as follows. If, in any fiscal year, the Fund's Aggregate Operating Expenses (as defined below) exceed the most restrictive expense limitation imposed under the securities laws of the states in which the Fund's shares are qualified for sale ("State Expense Limitation"), then N&B Management will pay the Fund the amount of that excess, less the amount of any reduction of the administration fee payable by the Fund under a similar State Expense Limitation contained in the Administration Agreement. N&B Management will have no obligation to pay the Fund, however, for any expenses that exceed the pro rata portion of the management fees attributable to the Fund's interest in the Portfolio. At the date of this SAI, the most restrictive State Expense Limitation to which the Fund expects to be subject is 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets, and 1-1/2% of average net assets over $100 million.


               For purposes of the State Expense Limitation, the term "Aggregate Operating Expenses" means the Fund's operating expenses plus its pro rata portion of the Portfolio's operating expenses (including any fees or expense reimbursements payable to N&B Management and any compensation payable thereto pursuant to (1) the Administration Agreement or (2) any other agreement or arrangement with Managers Trust with respect to the Portfolio; but excluding (with respect to both the Fund and the
     Portfolio) interest, taxes, brokerage commissions, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of business).

     Sub-Adviser

               N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158-3698, as a sub-adviser with respect to the Portfolio pursuant to a sub-advisory agreement dated August 2, 1993 ("Sub-Advisory Agreement"). The Sub-Advisory Agreement was approved by the holders of the interests in the Portfolio on March 9, 1994. The Portfolio was authorized to become subject to the Sub-Advisory Agreement by vote of the Portfolio Trustees on October 20, 1993, and became subject to it on March 14, 1994.


               The Sub-Advisory Agreement provides in substance that Neuberger & Berman will furnish to N&B Management, upon reasonable request, the same type of investment recommendations and research that Neuberger & Berman, from time to time, provides to its partners and employees for use in managing client accounts. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger & Berman. This staff consists of approximately fourteen investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B

     Management. The Sub-Advisory Agreement provides that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as sub-adviser for all of the other mutual funds managed by N&B Management.


               The  Sub-Advisory  Agreement   continues  with  respect  to   the
     Portfolio for a period of two years after the Portfolio became subject thereto and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Portfolio by the Portfolio Trustees, by a 1940 Act majority vote of the outstanding Portfolio shares, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Portfolio if it is assigned or if the Management Agreement terminates with respect to the Portfolio.


     Investment Companies Managed


               N&B Management currently serves as investment manager of the following investment companies. As of September 30, 1995, these companies, along with three investment companies advised by Neuberger & Berman, had aggregate net assets of approximately $11.4 billion, as shown in the following list:


                                                             Approximate
                                                            Net Assets at
      Name                                                  September 30, 1995
     -----                                                  ------------------
     Neuberger & Berman Cash Reserves Portfolio  . . . . . . . . .  $377,608,619
          (investment portfolio for Neuberger & Berman Cash Reserves)

      Neuberger & Berman Government Income Portfolio . . . . . . .   $12,053,656
          (investment portfolio for Neuberger & Berman Government Income Fund and Neuberger & Berman Government Income Trust)

      Neuberger & Berman Government Money Portfolio  . . . . . . .  $346,898,132
          (investment portfolio for Neuberger & Berman Government Money Fund)

      Neuberger & Berman Limited Maturity Bond Portfolio . . . .    $309,540,451
          (investment portfolio for Neuberger & Berman Limited Maturity Bond Fund and Neuberger & Berman Limited Maturity Bond Trust)

      Neuberger & Berman Municipal Money Portfolio . . . . . . . .  $149,657,613
          (investment portfolio for Neuberger & Berman Municipal Money Fund)

                                                             Approximate
                                                            Net Assets at
      Name                                                  September 30, 1995
     -----                                                  ------------------


      Neuberger & Berman Municipal Securities Portfolio  . . . . .   $44,568,635
          (investment  portfolio for  Neuberger  & Berman  Municipal  Securities
          Trust)

      Neuberger & Berman New York Insured Intermediate
          Portfolio    . . . . . . . . . . . . . . . . . . . . . .   $10,679,324
          (investment  portfolio  for  Neuberger  &  Berman   New  York  Insured
          Intermediate Fund)

      Neuberger & Berman Ultra Short Bond Portfolio  . . . . . . .  $102,903,312
          (investment portfolio for Neuberger & Berman Ultra Short Bond Fund and Neuberger & Berman Ultra Short Bond Trust)

     Neuberger & Berman Focus Portfolio  . . . . . . . . . . . .  $1,031,915,664
          (investment portfolio for Neuberger & Berman Focus Fund and Neuberger & Berman Focus Trust)

     Neuberger & Berman Genesis Portfolio  . . . . . . . . . . . .  $145,188,783
          (investment  portfolio  for  Neuberger  &  Berman   Genesis  Fund  and
          Neuberger & Berman Genesis Trust)

      Neuberger & Berman Guardian Portfolio  . . . . . . . . .    $4,943,764,830
          (investment portfolio for Neuberger & Berman Guardian Fund and Neuberger & Berman Guardian Trust)

     Neuberger & Berman International Portfolio  . . . . . . . . .   $29,990,616
          (investment portfolio for Neuberger & Berman International Fund)

     Neuberger & Berman Manhattan Portfolio  . . . . . . . . . . .  $670,916,038
          (investment portfolio for Neuberger & Berman Manhattan Fund and Neuberger & Berman Manhattan Trust)

      Neuberger & Berman Partners Portfolio  . . . . . . . . . .  $1,664,460,688
          (investment portfolio for Neuberger & Berman Partners Fund and Neuberger & Berman Partners Trust)

      Neuberger & Berman Socially Responsive
          Portfolio    . . . . . . . . . . . . . . . . . . . . . .  $102,675,093
          (investment portfolio for Neuberger & Berman Socially Responsive Fund, Neuberger & Berman Socially Responsive Trust, and Neuberger & Berman NYCDC Socially Responsive Trust)

     Neuberger & Berman Advisers Managers
          Trust (six series)   . . . . . . . . . . . . . . . .   $1,257,506,124

               In addition, Neuberger & Berman serves as investment adviser to three investment companies, Plan Investment Fund, Inc., AHA Investment Fund, Inc., and AHA Full Maturity, with assets of $85,110,472, $110,683,193, and $23,891,472, respectively, at September 30, 1995.


               The investment decisions concerning the Portfolio and the other funds and portfolios managed by N&B Management (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Portfolio. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Portfolio to achieve their objectives may differ.


               There may be occasions when the Portfolio and one or more of the Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated as to amounts in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Portfolio, in other cases it is believed that the Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolio's having its advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions. The investment results achieved by all of the funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.

     Management and Control of N&B Management

               The directors  and officers of N&B  Management, all  of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theresa A. Havell, Vice President and director; Irwin Lainoff, director; Marvin C. Schwartz, director; Lawrence Zicklin, director; Daniel
     J. Sullivan, Senior Vice President; Michael J. Weiner, Senior Vice President and Treasurer; Claudia A. Brandon, Vice President; William
     Cunningham, Vice President; Clara Del Villar, Vice President; Mark R. Goldstein, Vice President; Farha-Joyce Haboucha, Vice President; Michael
     M. Kassen, Vice President; Michael Lamberti, Vice President; Josephine P. Mahaney, Vice President; Lawrence Marx III, Vice President; Ellen Metzger, Vice President and Secretary; Janet W. Prindle, Vice President; Felix Rovelli, Vice President; Richard Russell, Vice President; Kent C. Simons, Vice President; Frederick B. Soule, Vice President; Judith M. Vale, Vice President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Patrick T. Byrne, Assistant Vice President; Robert Conti, Assistant Vice President; Stacy Cooper-Shugrue, Assistant Vice President; Robert Cresci, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Roberta D'Orio, Assistant Vice President; Robert

     I. Gendelman, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Paul
     Metzger, Assistant Vice President; Susan Switzer, Assistant Vice President; Susan Walsh, Assistant Vice President; and Celeste Wischerth, Assistant Vice President. Messrs. Cantor, Egener, Lainoff, Schwartz, Zicklin, Goldstein, Kassen, Marx, and Simons and Mmes. Havell and Prindle are general partners of Neuberger & Berman.

          Messrs. Egener and Zicklin are trustees and officers, and Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon and Cooper-Shugrue are officers, of each Trust. C. Carl Randolph, a general partner of Neuberger & Berman, also is an officer of each Trust.

          All of the outstanding voting stock in N&B Management is owned by persons who are also general partners of Neuberger & Berman.


                              DISTRIBUTION ARRANGEMENTS

               N&B Management  serves  as  the  distributor  ("Distributor")  in connection with the offering of the Fund's shares on a no-load basis to the Plan. In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered either personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Fund's shares.


               The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues until August 3, 1996. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will automatically terminate on its assignment, in the same manner as the Management Agreement.


                          ADDITIONAL REDEMPTION INFORMATION

     Suspension of Redemptions

               The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the New York Stock Exchange ("NYSE") is closed (other than weekend and holiday closings),
     (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders; provided that applicable SEC rules and regulations shall govern whether the conditions prescribed in
     (2) or (3) exist. If the right of redemption is suspended, the Plan may withdraw its offers of redemption, or it will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

     Redemptions in Kind

               The Fund reserves  the right, under certain conditions,  to honor any request  for  redemption by  making  payment in  whole  or in  part  by securities valued as described under" Share Information -- Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, a shareholder generally will incur brokerage expenses in converting those securities into cash and will be subject to fluctuations in the market price of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determine that it is in the best interest of the Fund's shareholders as a whole. Redemptions in kind will be made with readily marketable securities to the extent possible.


                          DIVIDENDS AND OTHER DISTRIBUTIONS

               The Fund distributes to the Plan amounts equal to substantially all of its proportionate share of any net investment income (after deducting expenses incurred directly by the Fund), net capital gains (both long-term and short-term), and net gains from foreign currency transactions earned or realized by the Portfolio. The Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).


               The Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include realized gains and losses. Net investment income and realized gains and losses are reflected in the Portfolio's NAV (and, hence, the Fund's NAV) until they are distributed. Dividends from net investment income and distributions of realized net capital and foreign currency gains, if any, normally are paid once annually, in December.


               Dividends and/or other distributions are automatically reinvested in additional shares of the Fund, unless and until the Plan elects to receive them in cash ("cash election"). A cash election remains in effect until the Plan notifies State Street Bank and Trust Company in writing to discontinue the election.


                              ADDITIONAL TAX INFORMATION

     Taxation of the Fund

               In order to continue to qualify for treatment as a RIC under the Code, the Fund must distribute to the Plan for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the follow-ing: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months --Hedging Instruments (other than those on foreign currencies), or foreign currencies (or Hedging Instruments thereon) that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect thereto) ("Short-Short Limitation"); and (3) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities) of any one issuer.


               Certain  funds   that  invest  in   portfolios  managed  by   N&B
     Management, including funds that invest in other portfolios of Managers Trust, have received a ruling from the Internal Revenue Service
     ("Service") that each such fund, as an investor in a corresponding portfolio of Managers Trust, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although this ruling may not be relied on as precedent by the Fund, N&B Management believes that the reasoning thereof and, hence, its conclusion apply to the Fund as well.


               The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.


               See the next section for a discussion of the tax consequences to the Fund of distributions to it from the Portfolio, investments by the Portfolio in certain securities, and hedging transactions engaged in by the Portfolio.

     Taxation of the Portfolio

               Certain  portfolios  managed  by N&B  Management,  including  the other portfolios of Managers Trust, have received a ruling from the Service to the effect that, among other things, each such portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." Although this ruling may not be relied on as precedent by the Portfolio, N&B Management believes the reasoning thereof and, hence, its conclusion apply to the Portfolio as well. As a result, the Portfolio is subject to federal income tax; instead, each investor in the Portfolio, such as the Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware or New York income or franchise tax.


               Because the Fund is deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements as a RIC, the Portfolio intends to continue to conduct its operations so that the Fund will be able to continue to satisfy all those requirements.


               Distributions to the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio generally equals the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.

               Dividends and interest received by the Portfolio may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


               The Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Portfolio holds stock of a PFIC, the Fund
     (indirectly through its interest in the Portfolio) will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to the Plan. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to the Plan.

               If the Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the Portfolio's pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Portfolio. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.



               Pursuant to proposed regulations, open-end RICs, such as the Fund, would be entitled to elect to mark to market their stock in certain PFICs. Marking to market, in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark to market gain for each prior year for which an election was in effect).


               The Portfolio's use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in Hedging Instruments derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for the Fund under the Income Requirement. However, income from the disposition by the Portfolio of Hedging Instruments (other than those on foreign currencies) will be subject to the Short-Short Limitation for the Fund if they are held for less than three months. Income from the disposition of foreign currencies, and Hedging Instruments on foreign currencies, that are not directly related to the Portfolio's principal business of investing in securities (or options and futures with respect thereto) also will be subject to the Short-Short Limitation for the Fund if they are held for less than three months.

               If the Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Portfolio will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent the Portfolio does not so qualify, it may be forced to defer the closing out of certain Hedging Instruments beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

               Exchange-traded futures contracts and listed options thereon ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value) at the end of the Portfolio's taxable year. Sixty percent of any gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss.


               The Portfolio may acquire zero coupon securities or other securities issued with original issue discount ("OID"). As a holder of those securities, the Portfolio (and, through it, the Fund) must take into account the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year. Because the Fund annually must distribute substantially all of its investment company taxable income (including its share of the Portfolio's accrued OID) to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than its proportionate share of the total amount of cash the Portfolio actually receives. Those distributions will be made from the Fund's (or its proportionate share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of the Portfolio's securities. The Portfolio may realize capital gains or losses from those sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain. In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce the Portfolio's ability to sell other securities, or certain Hedging Instruments, held for less than three months that it might wish to sell in the ordinary course of its portfolio management.


                                PORTFOLIO TRANSACTIONS

               Neuberger & Berman acts as the Portfolio's principal broker in the purchase and sale of its portfolio securities and in connection with the purchase and sale of options on its securities. Transactions in portfolio securities for which Neuberger & Berman serves as broker will be effected in accordance with Rule 17e-1 under the 1940 Act.


               During the period from March 14, 1994 (commencement of operations) through August 31, 1994, and the fiscal year ended August 31, 1995, the Portfolio paid brokerage commissions of $46,374 and $138,378, respectively, of which $46,050 and $95,964, respectively, were paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 72.32% of the aggregate dollar amount of transactions involving the payment of commissions, and 69.35% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1995. 93.17% of the $42,414 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $17,590,257) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1995, the Portfolio acquired securities of the following of its Regular B/Ds: none; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: none.


               Portfolio  securities are,  from  time  to time,  loaned  by  the
     Portfolio  to  Neuberger   &  Berman  in  accordance  with  the  terms  and
     conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. Among the conditions of the order, securities loans made by the Portfolio to Neuberger & Berman must be fully secured by cash collateral. Under the order, the portion of the income on cash collateral which may be shared with Neuberger & Berman is determined with reference to concurrent arrangements between Neuberger & Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger & Berman borrows securities from the Portfolio in order to relend them to others, Neuberger & Berman is required to pay the Portfolio, on a quarterly basis, certain "excess earnings" that Neuberger & Berman otherwise has derived from the relending of the borrowed securities. When Neuberger & Berman desires to borrow a security that the Portfolio has indicated a willingness to lend, Neuberger & Berman must borrow such security from the Portfolio, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than the Portfolio. If the Portfolio's expenses exceed its income in any securities loan transaction with Neuberger & Berman, Neuberger & Berman must reimburse the Portfolio for such loss.


               During the fiscal year ended August 31, 1995, and the period March 14, 1994 (commencement of operations) to August 31, 1994, the Portfolio earned no interest income from the collateralization of securities loans.


               The Portfolio may also lend securities to unaffiliated entities, including brokers or dealers, banks and other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the Portfolio. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.


               A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolio.


               In effecting securities transactions, the Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Portfolio plans to continue to use Neuberger & Berman as its principal broker where, in the judgment of N&B Management (the Portfolio's investment manager and an affiliate of the broker), that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolio's knowledge, however, no affiliate of the Port-folio receives give-ups or reciprocal business in connection with its securities transactions.




               The use of Neuberger & Berman as a broker for the Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange

     Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Port-folio Trustees have expressly authorized Neuberger & Berman to retain such compensation, and Neuberger & Berman complies with the reporting requirements of Section 11(a).


               Under the 1940 Act, commissions paid by the Portfolio to Neuberger & Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Portfolio's policy that the commissions to be paid to Neuberger & Berman must, in N&B Management's judgment, be (1) at least as favorable as those charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger & Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger & Berman acts as a clearing broker for another brokerage firm and customers of Neuberger & Berman considered by a majority of the Independent Portfolio Trustees not to be comparable to the Portfolio. The Portfolio does not deem it practicable and in its best interest to solicit competitive bids for commissions on each transaction effected by Neuberger & Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase or sale of securities for the Portfolio's account, unless an appropriate exemption is available.

               A committee of Independent Portfolio Trustees, from time to time, reviews among other things, information relating to the commissions charged by Neuberger & Berman to the Portfolio and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger & Berman effects brokerage transactions for the Portfolio must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.

               The Portfolio expects that it will continue to execute a portion of its transactions through brokers other than Neuberger & Berman. In selecting those brokers, N&B Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by, and sale of Fund shares effected through, those brokers.


               To ensure that accounts of all investment clients, including the Portfolio, are treated fairly in the event that transaction instructions for more than one investment account regarding the same security are received by Neuberger & Berman at or about the same time, Neuberger & Berman may combine transaction orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the transaction order actually placed by the account bears to the aggregate size of transaction orders simultaneously made by the other accounts, subject to de minimis exceptions, with all participating accounts paying or receiving the same price.


               A committee comprised of officers of N&B Management  and partners of Neuberger & Berman who are portfolio managers of the Portfolio and/or Other N&B Funds (collectively, "N&B Funds") and some of Neuberger & Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the N&B Funds and the Managed Accounts that are not effected by Neuberger & Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution or research capabilities of particular brokers, or in the execution or research needs of the N&B Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the N&B Funds and the Managed Accounts may change substantially from one semi-annual period to the next.


               The commissions charged by a broker other than Neuberger & Berman may be higher than the amount another firm might charge if N&B Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. N&B Management believes that those research services benefit the Portfolio by supplementing the research otherwise available to N&B Management. That research may be used by N&B Management in servicing Other N&B Funds and, in some cases, by Neuberger & Berman in servicing the Managed Accounts. On the other hand, research received by N&B Management from brokers effecting portfolio transactions on behalf of the Other N&B Funds and by Neuberger & Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Portfolio's benefit.

               Janet Prindle, a Vice President of N&B Management and a partner of Neuberger & Berman, is the person primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolio of the Portfolio. She has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of N&B Management prior to taking such action. If Ms. Prindle is unavailable to perform her responsibilities, Farha-Joyce Haboucha, who is a Vice President of N&B Management, will assume responsibility of the Portfolio.

     Portfolio Turnover

               The portfolio turnover rate is the lesser of the cost of the securities purchased or the value of the securities sold, excluding all securities, including options, whose maturity or expiration date at the time of acquisition was one year or less, divided by the average monthly value of such securities owned during the year.


                               REPORTS TO SHAREHOLDERS

               Shareholders of the Fund receive unaudited semi-annual financial statements and audited year-end financial statements certified by the independent accountants for the Fund and Portfolio. The Fund's statements show the investments owned by the Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in the Portfolio.


                             CUSTODIAN AND TRANSFER AGENT

               The Fund and Portfolio have each selected Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110 as custodian for its securities and cash. All correspondence should be mailed to the Deferred Compensation Plan of the City of New York and Related Agencies and Instrumentalities, 40 Rector Street, 3rd Floor, New York, NY 10006. State Street also serves as the Fund's transfer agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions to the Plan, and as transfer agent for the Portfolio.


                               INDEPENDENT ACCOUNTANTS

               The Fund  and Portfolio  have selected Coopers  & Lybrand L.L.P.,
     One Post Office Square, Boston, MA   02109, as the independent  accountants
     who will audit their financial statements.

                                    LEGAL COUNSEL

               The Fund and Portfolio have selected Kirkpatrick & Lockhart LLP, 1800 M Street, N.W., Washington, D.C. 20036, as their legal counsel.


                 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

               As of December 11, 1995, the Deferred Compensation Plan of the City of New York and Related Agencies and Instrumentalities, 40 Rector Street, 3rd Floor, New York, New York 10006, owned 100% of the outstanding shares of the Fund; and the Fund held 90.02% of the interests in the Portfolio.


                                REGISTRATION STATEMENT

               This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the registration statement have been omitted pursuant to SEC rules and regulations. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Wash-ington, D.C.

               Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of the contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.


                                FINANCIAL STATEMENTS

               The  following financial  statements  and related  documents  are
     incorporated   herein  by  reference  from  the  Fund's  Annual  Report  to shareholders for the fiscal year ended August 31, 1995:


               The audited financial statements of the Fund and Portfolio and notes thereto for the fiscal year ended August 31, 1995, and the reports of Coopers & Lybrand L.L.P., independent accountants, with respect to such audited financial statements of the Fund and the Portfolio.

                                                                      Appendix A

                   RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER


               S&P corporate bond ratings:

               AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

               AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

               A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

               BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

               Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

               Moody's corporate bond ratings:

               Aaa -  Bonds rated  Aaa are  judged to  be of  the best  quality.
     They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issue.

               Aa -  Bonds rated  Aa are  judged to  be of  high quality by  all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

               A  - Bonds  rated A possess  many favorable investment attributes and are considered to be as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

               Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

               Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

               S&P commercial paper ratings:

               A-1 - This highest category  indicates that the degree  of safety
     regarding timely payment  is strong.   Those issues  determined to  possess
     extremely strong safety characteristics are denoted with a plus sign (+).

               A-2 - This  designation denotes satisfactory capacity  for timely
     payment.   However, the relative  degree of  safety is not  as high  as for issues designated A-1.

               Moody's commercial paper ratings:

               Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

               -    Leading market positions in well-established industries.
               -    High rates of return on funds employed.
               -    Conservative   capitalization   structures   with   moderate
                    reliance on debt and ample asset protection.
               - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
               - Well-established access to a range of financial markets and assured sources of alternate liquidity.

               Issuers rated Prime-2 (or related  supporting institutions), also known as P-2, have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                                                                      Appendix B


               THE ART OF INVESTMENT: A CONVERSATION WITH ROY NEUBERGER

     The Art of Investing:
     A Conversation with Roy Neuberger

                               "I  firmly  believe  that  if  you  want  to
                               manage  your  own  money,  you  must  be   a
                               student  of   the  market.     If   you  are
                               unwilling   or  unable  to   do  that,  find
                               someone else to manage your money for you."


                                             NEUBERGER & BERMAN

             [THIS PAGE IS BLANK - IT IS AN INSIDE PAGE OF THIS BROCHURE]

     [PICTURE OF ROY NEUBERGER]



                    During my  more than  sixty-five  years of  buying
               and selling securities, I've been asked many questions about my approach to investing. On the pages that follow are a variety of my thoughts, ideas and investment principles which have served me well over the years. If you gain useful knowledge in the pursuit of profit as well as enjoyment from these comments, I shall be more than content.



                                        \s\ Roy R. Neuberger



                                      YOU'VE BEEN ABLE TO CONDENSE SOME OF THE
                                      CHARACTERISTICS OF SUCCESSFUL INVESTING INTO
                                      FIVE "RULES."  WHAT ARE THEY?

                                      Rule #1: Be flexible.  My philosophy has
                                      necessarily changed from time to time because
                                      of events and because of mistakes.  My views
                                      change as economic, political, and
                                      technological changes occur both on and
                                      sometimes off our planet.  It is imperative
                                      that you be willing to change your thoughts to
                                      meet new conditions.


                                      Rule #2: Take your temperament into account.
                                      Recognize whether you are by nature very speculative or just the opposite - fearful, timid of taking risks. But in any event --

       Diversify your investments,    Rule #3: Be broad-gauged. Diversify your
       make sure that some of your    investments, make sure that some of your
       principal is kept safe, and    principal is kept safe, and try to increase
       try to increase your income    your income as well as your capital.
       as well as your capital.


                                                [PICTURE OF ROY NEUBERGER]






                                      Rule #4: Always remember there are many ways to
                                      skin a cat! Ben Graham and David Dodd did it by
                                      understanding basic values.  Warren Buffet
                                      invested his portfolio in a handful of long-
                                      term holdings, while staying involved with the
                                      companies' managements.  Peter Lynch chose to
                                      understand, first-hand, the products of many
                                      hundreds of the companies he invested in.
                                      George Soros showed his genius as a hedge fund
                                      investor who could decipher world currency
                                      trends.  Each has been successful in his own
                                      way. But to be successful, remember to



                                        - 2 -








                                      Rule #5: Be skeptical. To repeat a few well-worn useful phrases:

                                           A. Dig for yourself.
                                           B. Be from Missouri.
                                           C. If it sounds too good to be true, it
                                           probably is.


                                      IN YOUR 65 YEARS OF INVESTING ARE THERE ANY
                                      GENERAL PATTERNS YOU'VE OBSERVED AS TO HOW THE
                                      MARKET BEHAVES?

                                      Every decade that I've been involved with Wall
                                      Street has a nuance of its own, an economic and
                                      social climate that influences investors.  But
                                      generally, bull markets tend to be longer than
                                      bear markets, and stock prices tend to go up
                                      more slowly and erratically than they go down.
                                      Bear markets tend to be shorter and of greater
                                      intensity.  The market rarely rises or declines
                                      concurrently with business cycles longer than
                                      six months.

                                      AS A LEGENDARY "VALUE INVESTOR," HOW DO YOU
                                      DEFINE VALUE INVESTING?

                                      Value investing means finding the best values -
                                      - either absolute or relative.  Absolute means
                                      a stock has a low market price relative to its
                                      own fundamentals.  Relative value means the
                                      price is attractive relative to the market as a
                                      whole.

                                      COULD YOU DESCRIBE A STOCK WITH "GOOD VALUE"?


                                      A classic example is a company that has a low
                                      price to earnings ratio, a low price to book
                                      ratio, free cash flow, a strong balance sheet,
                                      undervalued corporate assets, unrecognized
                                      earnings turnaround and is selling at a
                                      discount to private market value.

                                      These characteristics usually lead to companies
                                      that are under-researched and have a high
                                      degree of inside ownership and entrepreneurial
                                      management.



                                        - 3 -






                                      One of my colleagues at Neuberger & Berman says
                                      he finds his value stocks either "under a
                                      cloud" or "under a rock."  "Under a cloud"
                                      stocks are those Wall Street in general doesn't
                                      like, because an entire industry is out of
                                      favor and even the good stocks are being
                                      dropped.  "Under a rock" stocks are those Wall
                                      Street is ignoring, so you have to uncover them
                                      on your own.

                                      ARE THERE OTHER KEY CRITERIA YOU USE TO JUDGE
                                      STOCKS?


                                      I'm more interested in longer-term trends in
                                      earnings than short-term trends.  Earnings
                                      gains should be the product of long-term
                                      strategies, superior management, taking
                                      advantage of business opportunities and so on.
                                      If these factors are in their proper place,
                                      short-term earnings should not be of major
                                      concern.  Dividends are an important extra
                                      because, if they're stable, they help support
                                      the price of the stock.

                                      WHAT ABOUT SELLING STOCKS?

                                      Most individual investors should invest for the
                                      long term but not mindlessly.  A sell
                                      discipline, often neglected by investors, is
                                      vitally important.

       "One should fall in love       One should fall in love with ideas, with
       with ideas, with people or     people, or with idealism.  But in my book, the
       with idealism.  But in my      last thing to fall in love with is a particular
       book, the last thing to        security. It is after all just a sheet of paper
       fall in love with is a         indicating a part ownership in a corporation
       particular security."          and its use is purely mercenary.  If you must
                                      love a security, stay in love with it until it
                                      gets overvalued; then let somebody else fall in
                                      love.



                                                [PICTURE OF ROY NEUBERGER]








                                        - 4 -






                                      ANY OTHER ADVICE FOR INVESTORS?

                                      I firmly believe that if you want to manage
                                      your own money, you must be a student of the
                                      market.  If you're unwilling or unable to do
                                      that, find someone else to manage your money
                                      for you.  Two options are a well-managed no-
                                      load mutual fund or, if you have enough assets
                                      for separate account management, a money
                                      manager you trust with a good record.


                                      HOW WOULD YOU DESCRIBE YOUR PERSONAL INVESTING
                                      STYLE?

                                      Every stock I buy is bought to be sold.  The
                                      market is a daily event, and I continually
                                      review my holdings looking for selling
                                      opportunities.  I take a profit occasionally on
                                      something that has gone up in price over what
                                      was expected and simultaneously take losses
                                      whenever misjudgment seems evident. This
                                      creates a reservoir of buying power that can be
                                      used to make fresh judgments on what are the
                                      best values in the market at that time. My
                                      active investing style has worked well for me
                                      over the years, but for most investors I
                                      recommend a longer-term approach.

                                      I tend not to worry very must about the day to
                                      day swings of the market, which are very hard
                                      to comprehend.  Instead, I try to be rather
                                      clever in diagnosing values and trying to win
                                      70 to 80 percent of the time.

                                      YOU BEGAN INVESTING IN 1929.  WHAT WAS YOUR
                                      EXPERIENCE WITH THE "GREAT CRASH"?
















                                        - 5 -






                                      The only money I managed in the Panic of 1929
                                      was my own.  My portfolio was down about 12
                                      percent, and I had an uneasy feeling about the
                                      market and conditions in general.  Those were
                                      the days of 10 percent margin.  I studied the
                                      lists carefully for a stock that was overvalued
                                      in my opinion and which I could sell short as a
                                      hedge. I came across RCA at about $100 per
                                      share.  It had recently split 5 for 1 and
                                      appeared overvalued.  There were no dividends,
                                      little income, a low net worth and a weak
                                      financial position.  I sold RCA short in the
                                      amount equal to the dollar value of my long
                                      portfolio.  It proved to be a timely and
                                      profitable move.

                                      HOW DID THE CRASH OF 1929 AFFECT YOUR INVESTING
                                      STYLE?


                                      I am prematurely bearish when the market goes
                                      up for a long time and everybody is happy
                                      because they are richer.  I am very bullish
                                      when the market has gone down perceptibly and I
                                      feel it has discounted any troubles we are
                                      going to have.

                                      HOW IMPORTANT ARE PSYCHOLOGICAL FACTORS TO
                                      MARKET BEHAVIOR?

                                      There are many factors in addition to economic
                                      statistics or security analysis in a buy or
                                      sell decision.  I believe psychology plays an
                                      important role in the Market.  Some people
                                      follow the crowd in hopes they'll be swept
                                      along in the right direction, but if the crowd
                                      is late in acting, this can be a bad move.

                                      I like to be contrary.  When things look bad, I
                                      become optimistic. When everything looks rosy,
                                      and the crowd is optimistic, I like to be a
                                      seller.  Sometimes I'm too early, but I
                                      generally profit.

                                      AS A RENOWNED ART COLLECTOR, DO YOU FIND
                                      SIMILARITIES BETWEEN SELECTING STOCKS AND
                                      SELECTING WORKS OF ART?






                                        - 6 -






                                      Both are an art, although picking stocks is a
                                      minor art compared with painting, sculpture or
       "When things look bad, I       literature.  I started buying art in the 30s,
       become optimistic.  When       and in the 40s it was a daily, almost hourly
       everything looks rosy, and     occurrence.  My inclination to buy the works of
       the crowd is optimistic, I     living artists comes from Van Gogh, who sold
       like to be a seller."          only one painting during his lifetime.  He died
                                      in poverty, only then to become a legend and
                                      have his work sold for millions of dollars.




                                                [PICTURE OF ROY NEUBERGER]


                                      There are more variables to consider now in
                                      both buying art and picking stocks.  In the
                                      modern stock markets, the heavy use of futures
                                      and options has changed the nature of the
                                      investment world.  In past times, the stock
                                      market was much less complicated, as was the
                                      art world.

                                      Artists rose and fell on their own merits
                                      without a lot of publicity and attention.  As
                                      more and more dealers are involved with
                                      artists, the price of their work becomes
                                      inflated.  So I almost always buy works of
                                      unknown, relatively undiscovered artists,
                                      which, I suppose is similar to value investing.

                                      But the big difference in my view of art and stocks is that I buy a stock to sell it and make money. I never bought paintings or sculptures for investment in my life. The objective is to enjoy their beauty.
















                                        - 7 -






                                      WHAT DO YOU CONSIDER THE BUSINESS MILESTONES IN
                                      YOUR LIFE?

                                      Being a founder of Neuberger & Berman and
                                      creating one of the first no-load mutual funds.
                                      I started on Wall Street in 1929, and during
                                      the depression I managed my own money and that
                                      of my clientele.  We all prospered, but I
                                      wanted to have my own firm.  In 1939 I became a
                                      founder of Neuberger & Berman, and for about 10
                                      years we managed money for individuals with
                                      substantial financial assets.  But I also
                                      wanted to offer the smaller investor the
                                      benefits of professional money management, so
                                      in 1950 I created the Guardian Mutual Fund (now
                                      known as the Neuberger & Berman Guardian Fund).
                                      The Fund was kind of an innovation in its time
                                      because it didn't charge a sales commission.  I
                                      thought the public was being overcharged for
                                      mutual funds, so I wanted to create a fund that
                                      would be offered directly to the public without
                                      a sales charge.  Now of course the "no-load"
                                      fund business is a huge industry.  I managed
                                      the Fund myself for over 28 years.


                                                [PICTURE OF ROY NEUBERGER]


                                      YOU'RE IN YOUR NINETIES AND STILL YOU GO INTO
                                      THE OFFICE EVERY DAY TO MANAGE YOUR
                                      INVESTMENTS.  WHY?

                                      I like the fun of being nimble in the stock market, and I'm addicted to the market's fascinations.

                                      WHAT CLOSING WORDS OF ADVICE DO YOU HAVE ABOUT
                                      INVESTING?

                                      Realize that there are opportunities at all
                                      times for the adventuresome investor.  And stay
                                      in good physical condition.  It's a strange
                                      thing.  You do not dissipate your energies by
                                      using them.  Exercise your body and your brain
                                      every day, and you'll do better in investments
                                      and in life.






                                        - 8 -






                                      ROY NEUBERGER:  A BRIEF BIOGRAPHY

                                      Roy Neuberger is a founder of the investment
                                      management firm Neuberger & Berman, and a
                                      renowned value investor.  He is also a
                                      recognized collector of contemporary American
                                      art, much of which he has given away to museums
                                      and colleges across the country.

                                           During the 1920s, Roy studied art in
                                      Paris.  When he realized he didn't possess the
                                      talent to become an artist, he decided to
                                      collect art, and to support this passion, Roy
                                      turned to investing -- a pursuit for which his
                                      talents have proven more than adequate.


                                      A TALENT FOR INVESTING

                                           Roy began his investment career by joining
                                      a brokerage firm in 1929, seven months before
                                      the "Great Crash."  Just weeks before "Black
                                      Monday," he shorted the stock of RCA, thinking
                                      it was overvalued.  He profited from the
                                      falling market and gained a reputation for
                                      market prescience and stock selection that has
                                      lasted his entire career.

                                      NEUBERGER & BERMAN'S FOUNDING

                                           Roy's investing acumen attracted many
                                      people who wished to have him manage their
                                      money.  In 1939, at the age of 36, after
                                      purchasing a seat on the New York Stock
                                      Exchange, Roy founded Neuberger & Berman to
                                      provide money management services to people who
                                      lacked the time, interest or expertise to
                                      manage their own assets.















                                        - 9 -






                                      NEUBERGER & BERMAN -- OVER FIVE DECADES OF
                                      GROWTH

                                           Neuberger & Berman has grown through the
                                      years and now manages approximately $30 billion
                                      of equity and fixed income assets, both
                                      domestic and international, for individuals,
                                      institutions, and its family of no-load mutual
                                      funds.  Today, as when the firm was founded,
                                      Neuberger & Berman follows a value approach to
                                      investing, designed to enable clients to
                                      advance in good markets and minimize losses
                                      when conditions are less favorable.















                                           For more complete information about the
                                           Neuberger & Berman Guardian Fund,
                                           including fees and expenses, call
                                           Neuberger & Berman Management at 800-877-
                                           9700 for a free prospectus.  Please read
                                           it carefully, before you invest or send
                                           money.


















                                        - 10 -
























                                                Neuberger & Berman Management
                                                Inc.[SERVICE MARK]

                                                     605 Third Avenue, 2nd Floor
                                                     New York, NY  10158-0006
                                                     Shareholder Services
                                                     (800) 877-9700

                                                     [COPYRIGHT SYMBOL]1995 Neuberger
                                                     & Berman

                                                PRINTED ON RECYCLED PAPER
                                                    WITH SOY BASED INKS



                           NEUBERGER & BERMAN EQUITY TRUST
                     POST-EFFECTIVE AMENDMENT NO. 8 ON FORM N-1A

                                       PART C

                                  OTHER INFORMATION

     Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements:

          The audited financial statements contained in the Annual Reports to Shareholders of the Registrant for the fiscal year ended August 31, 1995 for Neuberger & Berman Equity Trust (with respect to Neuberger & Berman Focus Trust, Neuberger & Berman Genesis Trust, Neuberger & Berman Guardian Trust, Neuberger & Berman Manhattan Trust, Neuberger & Berman Partners Trust, and Neuberger & Berman NYCDC Socially Responsive Trust) and Equity Managers Trust (with respect to Neuberger & Berman Focus Portfolio, Neuberger & Berman Genesis Portfolio, Neuberger & Berman Guardian Portfolio, Neuberger & Berman Manhattan Portfolio, Neuberger & Berman Partners Portfolio, and Neuberger & Berman Socially Responsive Portfolio) and the reports of the independent auditors/accountants are incorporated into the Statement of Additional Information by reference.

          Included in Part A of this Post-Effective Amendment:

               FINANCIAL HIGHLIGHTS for the period indicated therein for Neuberger & Berman Focus Trust, Neuberger & Berman Genesis Trust, Neuberger & Berman Guardian Trust, Neuberger & Berman Manhattan Trust, Neuberger & Berman Partner Trust, and the Neuberger & Berman NYCDC Socially Responsive Trust.

     (b)  Exhibits:

              Exhibit
              Number                          Description
              -------                         -----------

              (1)         (a)    Certificate of Trust.  Filed herewith.

                          (b) Trust Instrument of Neuberger & Berman Equity Trust. Filed herewith.


                          (c) Schedule A - Current Series of Neuberger & Berman Equity Trust. Filed herewith.

              (2) By-laws of Neuberger & Berman Equity Trust. Filed herewith.

              (3)         Voting Trust Agreement.  None.

              Exhibit
              Number                          Description
              -------                         -----------

              (4) Specimen Share Certificate. Incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

              (5)         (a)    (i)    Management Agreement Between Equity
                                        Managers Trust and Neuberger &
                                        Berman Management Incorporated.
                                        Incorporated by Reference to Post-
                                        Effective Amendment No. 70 to
                                        Registration Statement of Neuberger
                                        & Berman Equity Funds, File Nos. 2-
                                        11357 and 811-582, Edgar Accession
                                        No. 0000898432-000314.

                                 (ii)   Schedule A - Series of Equity
                                        Managers Trust Currently Subject to
                                        the Management Agreement.
                                        Incorporated by Reference to Post-
                                        Effective Amendment No. 70 to
                                        Registration Statement of Neuberger
                                        & Berman Equity Funds, File Nos. 2-
                                        11357 and 811-582, Edgar Accession
                                        No. 0000898432-000314.

                                 (iii)  Schedule B - Schedule of
                                        Compensation Under the Management
                                        Agreement. Incorporated by Reference
                                        to Post-Effective Amendment No. 70
                                        to Registration Statement of
                                        Neuberger & Berman Equity Funds,
                                        File Nos. 2-11357 and 811-582, Edgar
                                        Accession No. 0000898432-000314.

                          (b)    (i)    Sub-Advisory Agreement Between
                                        Neuberger & Berman Management
                                        Incorporated and Neuberger & Berman,
                                        L.P. with Respect to Equity Managers
                                        Trust.  Incorporated by Reference to
                                        Post-Effective Amendment No. 70 to
                                        Registration Statement of Neuberger
                                        & Berman Equity Funds, File Nos. 2-
                                        11357 and 811-582, Edgar Accession
                                        No. 0000898432-000314.

              Exhibit
              Number                          Description
              -------                         -----------

                                 (ii)   Schedule A - Series of Equity
                                        Managers Trust Currently Subject to
                                        the Sub-Advisory Agreement.
                                        Incorporated by Reference to Post-
                                        Effective Amendment No. 70 to
                                        Registration Statement of Neuberger
                                        & Berman Equity Funds, File Nos. 2-
                                        11357 and 811-582, Edgar Accession
                                        No. 0000898432-000314.

              (6)         (a)    Distribution Agreement Between Neuberger &
                                 Berman Equity Trust and Neuberger & Berman
                                 Management Incorporated.  Filed herewith.

                          (b) Schedule A - Series of Neuberger & Berman Equity Trust Currently Subject to the Distribution Agreement. Filed herewith.

              (7)         Bonus, Profit Sharing or Pension Plans.  None.

              (8)         (a)    Custodian Contract Between Neuberger &
                                 Berman Equity Trust and State Street Bank and Trust Company. Filed herewith.

                          (b)    Schedule A - Approved Foreign Banking
                                 Institutions and Securities Depositories
                                 Under the Custodian Contract. To be Filed by Amendment.

              (9)         (a)    (i)    Transfer Agency Agreement Between
                                        Neuberger & Berman Equity Trust and
                                        State Street Bank and Trust Company.
                                        Filed herewith.

                                 (ii)   Agreement Between Neuberger & Berman
                                        Equity Trust and State Street Bank
                                        and Trust Company Adding Neuberger &
                                        Berman NYCDC Socially Responsive
                                        Trust as a Portfolio Governed by the
                                        Transfer Agency Agreement.  Filed
                                        herewith.

                                 (iii)  First Amendment to Transfer Agency
                                        and Service Agreement between Equity
                                        Trust and State Street Bank and
                                        Trust Company.  Filed herewith.

              Exhibit
              Number                          Description
              -------                         -----------

                          (b)    (i)    Administration Agreement Between
                                        Neuberger & Berman Equity Trust and
                                        Neuberger & Berman Management
                                        Incorporated.  Filed herewith.

                                 (ii)   Schedule A - Series of Neuberger &
                                        Berman Equity Trust Currently
                                        Subject to the Administration
                                        Agreement.  Filed herewith.

                                 (iii)  Schedule B - Schedule of
                                        Compensation Under the
                                        Administration Agreement.  Filed
                                        herewith.

              (10) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters. Incorporated by Reference to Registrant's Rule 24f-2 Notice for the Fiscal Year ended August 31, 1995, File Nos. 33-64368 and
                                 811-7784, Edgar Accession No. 0000898432-
                                 95-000340.

              (11)        (a)    Consent of Ernst & Young LLP, Independent
                                 Auditors.  Filed herewith.

                          (b)    Consent of Coopers & Lybrand L.L.P.,
                                 Independent Accountants. Filed herewith.

              (12)               Financial Statements Omitted from
                                 Prospectus.  None.

              (13)               Letter of Investment Intent.  None.

              (14)               Prototype Retirement Plan.  None.

              (15)               Plan Pursuant to Rule 12b-1.  None

              (16) Schedule of Computation of Performance Quotations. Incorporated by Reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

              (17)               Financial Data Schedule.  Filed herewith.

              (18)               Plan Pursuant to Rule 18f-3.  None.

     Item 25.      Persons Controlled By or Under Common Control with
                   Registrant.

            No person is controlled by or under common control with the Registrant.

     Item 26.      Number of Holders of Securities.

            The following information is given as of November 30, 1995.

                                                                 Number of
              Title of Class                                   Record Holders
              --------------                                   --------------

              Shares of beneficial
              interest, $0.001 par value, of:

       Neuberger & Berman Focus Trust                                38
       Neuberger & Berman Genesis Trust                              20
       Neuberger & Berman Guardian Trust                            250
       Neuberger & Berman Manhattan Trust                            24
       Neuberger & Berman Partners Trust                             55
       Neuberger & Berman NYCDC Socially Responsive Trust             3


     Item 27.      Indemnification.

            A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

            Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

            Section 9 of the Management Agreement between Equity Managers Trust and Neuberger and Berman Management Incorporated ("N&B Management") provides that neither N&B Management nor any director, officer or employee of N&B Management performing services for any series of Equity Managers Trust (each a "Portfolio") at the direction or request of N&B Management in connection with N&B Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a Portfolio in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect N&B Management against any liability to Equity Managers Trust or a Portfolio of Equity Managers Trust or its interestholders to which N&B Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of N&B Management's duties, or by reason of N&B Management's reckless disregard of its obligations and duties under the Agreement, or
     (ii) to protect any director, officer or employee of N&B Management who is or was a Trustee or officer of Equity Managers Trust against any liability to Equity Managers Trust or a Portfolio or its interestholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Equity Managers Trust.

            Section 1 of the Sub-Advisory Agreement between Equity Managers Trust and Neuberger & Berman, L.P. ("Sub-Adviser") provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, the Sub-Adviser will not be subject to liability for any act or omission or any loss suffered by any Portfolio of Equity Managers Trust or its interestholders in connection with the matters to which the Agreement relates.

            Section 11 of the Distribution Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     Item 28.      Business and Other Connections of Adviser and Sub-Adviser.

            There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of N&B Management and each partner of the Sub-Adviser is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

                   NAME                              BUSINESS AND OTHER CONNECTIONS


       Claudia A. Brandon                    Secretary, Neuberger & Berman Advisers
       Vice President, N&B                   Management Trust (Delaware business trust);
       Management                            Secretary, Advisers Managers Trust; Secretary,
                                             Neuberger & Berman Advisers Management Trust
                                             (Massachusetts business trust) (1); Secretary,
                                             Neuberger & Berman Income Funds; Secretary,
                                             Neuberger & Berman Income Trust; Secretary,
                                             Neuberger & Berman Equity Funds; Secretary,
                                             Neuberger & Berman Equity Trust; Secretary,
                                             Income Managers Trust; Secretary, Equity
                                             Managers Trust; Secretary, Global Managers
                                             Trust; Secretary, Neuberger & Berman Equity
                                             Assets.

       Stacy Cooper-Shugrue                  Assistant Secretary, Neuberger & Berman
       Assistant Vice President,             Advisers Management Trust (Delaware business
       N&B Management                        trust); Assistant Secretary, Advisers Managers
                                             Trust; Assistant Secretary, Neuberger & Berman
                                             Advisers Management Trust (Massachusetts
                                             business trust) (1); Assistant Secretary,
                                             Neuberger & Berman Income Funds; Assistant
                                             Secretary, Neuberger & Berman Income Trust;
                                             Assistant Secretary, Neuberger & Berman Equity
                                             Funds; Assistant Secretary, Neuberger & Berman
                                             Equity Trust; Assistant Secretary, Income
                                             Managers Trust; Assistant Secretary, Equity
                                             Managers Trust; Assistant Secretary, Global
                                             Managers Trust; Assistant Secretary, Neuberger
                                             & Berman Equity Assets.

       Robert Cresci                         Assistant Portfolio Manager, BNP-N&B Global
       Assistant Vice President,             Asset Management L.P. (joint venture of
       N&B Management                        Neuberger & Berman and Banque Nationale de
                                             Paris) (2); Assistant Portfolio Manager,
                                             Vontobel (Swiss bank) (3).











                                        - 8 -






                   NAME                              BUSINESS AND OTHER CONNECTIONS

       Stanley Egener                        Chairman of the Board and Trustee, Neuberger &
       President and Director,               Berman Advisers Management Trust (Delaware
       N&B Management; General               business trust); Chairman of the Board and
       Partner, Neuberger & Berman           Trustee, Advisers Managers Trust; Chairman of
                                             the Board and Trustee, Neuberger & Berman
                                             Advisers Management Trust (Massachusetts
                                             business trust) (1); Chairman of the Board and
                                             Trustee, Neuberger & Berman Income Funds;
                                             Chairman of the Board and Trustee, Neuberger &
                                             Berman Income Trust; Chairman of the Board and
                                             Trustee, Neuberger & Berman Equity Funds;
                                             Chairman of the Board and Trustee, Neuberger &
                                             Berman Equity Trust; Chairman of the Board and
                                             Trustee, Income Managers Trust; Chairman of
                                             the Board and Trustee, Equity Managers Trust;
                                             Chairman of the Board and Trustee, Global
                                             Managers Trust; Chairman of the Board and
                                             Trustee, Neuberger & Berman Equity Assets.

       Robert I. Gendelman                   Senior Portfolio Manager, Harpel Advisors (4).
       Assistant Vice President,
       N&B Management


       Theodore P. Giuliano                  Executive Vice President and Trustee,
       Vice President, N&B                   Neuberger & Berman Income Funds (6); Executive
       Management (5); General               Vice President and Trustee, Neuberger & Berman
       Partner, Neuberger & Berman           Income Trust (6); Executive Vice President and
                                             Trustee, Income Managers Trust (6).

       Theresa A. Havell                     President and Trustee, Neuberger & Berman
       Vice President and                    Income Funds; President and Trustee,
       Director, N&B Management;             Neuberger & Berman Income Trust; President and
       General Partner, Neuberger &          Trustee, Income Managers Trust
       Berman
















                                        - 9 -






                   NAME                              BUSINESS AND OTHER CONNECTIONS

       C. Carl Randolph                      Assistant Secretary, Neuberger & Berman
       General Partner, Neuberger &          Advisers Management Trust (Delaware business
       Berman                                trust); Assistant Secretary, Advisers Managers
                                             Trust; Assistant Secretary, Neuberger & Berman
                                             Advisers Management Trust (Massachusetts
                                             business trust) (1); Assistant Secretary,
                                             Neuberger & Berman Income Funds; Assistant
                                             Secretary, Neuberger & Berman Income Trust;
                                             Assistant Secretary, Neuberger & Berman Equity
                                             Funds; Assistant Secretary, Neuberger & Berman
                                             Equity Trust; Assistant Secretary, Income
                                             Managers Trust; Assistant Secretary, Equity
                                             Managers Trust; Assistant Secretary, Global
                                             Managers Trust; Assistant Secretary, Neuberger
                                             & Berman Equity Assets.

       Felix Rovelli                         Senior Vice President-Senior Equity Portfolio
       Vice President,                       Manager, BNP-N&B Global Asset Management L.P.
       N&B Management                        (joint venture of Neuberger & Berman and
                                             Banque Nationale de Paris) (2); Portfolio
                                             Manager, Vontobel (Swiss bank) (7).

       Richard Russell                       Treasurer, Neuberger & Berman Advisers
       Vice President,                       Management Trust (Delaware business trust);
       N&B Management                        Treasurer, Advisers Managers Trust; Treasurer,
                                             Neuberger & Berman Advisers Management Trust
                                             (Massachusetts business trust) (1); Treasurer,
                                             Neuberger & Berman Income Funds; Treasurer,
                                             Neuberger & Berman Income Trust; Treasurer,
                                             Neuberger & Berman Equity Funds; Treasurer,
                                             Neuberger & Berman Equity Trust; Treasurer,
                                             Income Managers Trust; Treasurer, Equity
                                             Managers Trust; Treasurer, Global Managers
                                             Trust; Treasurer, Neuberger & Berman Equity
                                             Assets.
















                                        - 10 -






                   NAME                              BUSINESS AND OTHER CONNECTIONS

       Daniel J. Sullivan                    Vice President, Neuberger & Berman Advisers
       Senior Vice President,                Management Trust (Delaware business trust);
       N&B Management                        Vice President, Advisers Managers Trust; Vice
                                             President, Neuberger & Berman Advisers
                                             Management Trust (Massachusetts business
                                             trust) (1); Vice President, Neuberger & Berman
                                             Income Funds; Vice President, Neuberger &
                                             Berman Income Trust; Vice President,
                                             Neuberger & Berman Equity Funds; Vice
                                             President, Neuberger & Berman Equity Trust;
                                             Vice President, Income Managers Trust; Vice
                                             President, Equity Managers Trust; Vice
                                             President, Global Managers Trust; Vice
                                             President, Neuberger & Berman Equity Assets.

       Susan Switzer                         Portfolio Manager, Mitchell Hutchins Asset
       Assistant Vice President,             Management Inc., 1285 Avenue of the Americas,
       N&B Management                        New York, New York 10019 (8).


       Michael J. Weiner                     Vice President, Neuberger & Berman Advisers
       Senior Vice President and             Management Trust (Delaware business trust);
       Treasurer, N&B Management             Vice President, Advisers Managers Trust; Vice
                                             President, Neuberger & Berman Advisers
                                             Management Trust (Massachusetts business
                                             trust) (1); Vice President, Neuberger & Berman
                                             Income Funds; Vice President, Neuberger &
                                             Berman Income Trust; Vice President,
                                             Neuberger & Berman Equity Funds; Vice
                                             President, Neuberger & Berman Equity Trust;
                                             Vice President, Income Managers Trust; Vice
                                             President, Equity Managers Trust; Vice
                                             President, Global Managers Trust; Vice
                                             President, Neuberger & Berman Equity Assets.

       Lawrence Zicklin                      President and Trustee, Neuberger & Berman
       Director, N&B Management;             Advisers Management Trust (Delaware business
       General Partner, Neuberger &          trust); President and Trustee, Advisers
       Berman                                Managers Trust; President and Trustee,
                                             Neuberger & Berman Advisers Management Trust
                                             (Massachusetts business trust) (1); President
                                             and Trustee, Neuberger & Berman Equity Funds;
                                             President and Trustee, Neuberger & Berman
                                             Equity Trust; President and Trustee, Equity
                                             Managers Trust; President, Global Managers
                                             Trust; President and Trustee, Neuberger &
                                             Berman Equity Assets


            The principal address of N&B Management, Neuberger & Berman, BNP-N&B Global Asset Management L.P. and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158. Other addresses to be provided by amendment.

     ______________________________

     (1)    Until April 30, 1995.
     (2)    Until October 31, 1995.
     (3)    Until May 1994.
     (4)    Until 1993.
     (5)    Until November 4, 1994.
     (6)    Until June 22, 1994.
     (7)    Until April 1994.
     (8)    Until 1994.


     Item 29.      Principal Underwriters.

                   (a) Neuberger & Berman Management Incorporated, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

                   Neuberger & Berman Advisers Management Trust
                   Neuberger & Berman Equity Funds
                   Neuberger & Berman Equity Assets
                   Neuberger & Berman Income Funds
                   Neuberger & Berman Income Trust

                   Neuberger & Berman Management Incorporated is also the investment manager to the master funds in which the above-named investment companies invest.

                   (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.


                                  POSITIONS AND OFFICES             POSITIONS AND OFFICES
       NAME                       WITH UNDERWRITER                  WITH REGISTRANT


       Claudia A. Brandon         Vice President                    Secretary

       Patrick T. Byrne           Assistant Vice President          None


                                        - 12 -







                                  POSITIONS AND OFFICES             POSITIONS AND OFFICES
       NAME                       WITH UNDERWRITER                  WITH REGISTRANT

       Richard A. Cantor          Chairman of the Board and         None
                                  Director

       Robert Conti               Assistant Vice President          None

       Stacy Cooper-Shugrue       Assistant Vice President          Assistant Secretary

       Robert Cresci              Assistant Vice President          None

       William Cunningham         Vice President                    None

       Barbara DiGiorgio          Assistant Vice President          None

       Roberta D'Orio             Assistant Vice President          None

       Stanley Egener             President and Director            Chairman of the Board of
                                                                    Trustees
                                                                    (Chief Executive Officer)

       Robert I. Gendelman        Assistant Vice President          None

       Mark R. Goldstein          Vice President                    None

       Farha-Joyce Haboucha       Vice President                    None

       Theresa A. Havell          Vice President and Director       None

       Leslie Holliday-Soto       Assistant Vice President          None

       Michael M. Kassen          Vice President                    None

       Irwin Lainoff              Director                          None

       Michael Lamberti           Vice President                    None
       Josephine Mahaney          Vice President                    None

       Carmen G. Martinez         Assistant Vice President          None

       Lawrence Marx III          Vice President                    None

       Ellen Metzger              Vice President and Secretary      None

       Paul Metzger               Assistant Vice President          None

       Janet W. Prindle           Vice President                    None




                                        - 13 -







                                  POSITIONS AND OFFICES             POSITIONS AND OFFICES
       NAME                       WITH UNDERWRITER                  WITH REGISTRANT

       Felix Rovelli              Vice President                    None

       Richard Russell            Vice President                    Treasurer (Principal
                                                                    Accounting Officer)

       Marvin C. Schwartz         Director                          None

       Kent C. Simons             Vice President                    None

       Frederick B. Soule         Vice President                    None

       Daniel J. Sullivan         Senior Vice President             Vice President

       Susan Switzer              Assistant Vice President          None

       Andrea Trachtenberg        Vice President of Marketing       None

       Judith M. Vale             Vice President                    None

       Clara Del Villar           Vice President                    None

       Susan Walsh                Assistant Vice President          None

       Michael J. Weiner          Senior Vice President and         Vice President
                                  Treasurer                         (Principal Financial
                                                                    Officer)

       Celeste Wischerth          Assistant Vice President          None

       Thomas Wolfe               Vice President                    None

       Lawrence Zicklin           Director                          Trustee and President


            (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

     Item 30.      Location of Accounts and Records.

                   All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-laws, minutes of meetings of the

     Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

                   All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder with respect to Equity Managers Trust are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Equity Managers Trust's Declaration of Trust and By-laws, minutes of meetings of Equity Managers Trust's Trustees and shareholders and Equity Managers Trust's policies and contracts, which are maintained at the offices of the Equity Managers Trust, 605 Third Avenue, New York, New York 10158.

     Item 31.      Management Services

                   Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

     Item 32.      Undertakings

                   Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders of Neuberger & Berman Focus, Neuberger & Berman Genesis, Neuberger & Berman Guardian, Neuberger & Berman Manhattan, and Neuberger & Berman Partners Trusts and/or a copy of Registrant's latest annual report to shareholders of Neuberger & Berman NYCDC Socially Responsive Trust, upon request and without charge.

                                     SIGNATURES
                                     ----------

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER & BERMAN EQUITY TRUST certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 8 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 15th day of December 1995.

                                    NEUBERGER & BERMAN EQUITY TRUST


                                    By:  /s/ Lawrence Zicklin
                                         __________________________
                                         Lawrence Zicklin
                                         President

            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 has been signed below by the following persons in the capacities and on the date indicated.


       Signature                      Title                   Date
       ---------                      -----                   ----


       /s/ Faith Colish               Trustee                 December 15, 1995
       ----------------------
       Faith Colish

       /s/ Donald M. Cox              Trustee                 December 15, 1995
       ----------------------
       Donald M. Cox

       /s/ Stanley Egener             Chairman of the Board   December 15, 1995
       ----------------------         and Trustee (Chief
       Stanley Egener                 Executive Officer)

       /s/ Howard A. Mileaf           Trustee                 December 15, 1995
       -------------------------
       Howard A. Mileaf

       /s/ Edward I. O'Brien          Trustee                 December 15, 1995
       --------------------------
       Edward I. O'Brien


                                        - 16 -






       Signature                      Title                   Date
       ---------                      -----                   ----

       /s/ John T. Patterson, Jr.     Trustee                 December 15, 1995
       --------------------------
       John T. Patterson, Jr.

       /s/ John P. Rosenthal          Trustee                 December 15, 1995
       --------------------------
       John P. Rosenthal

       /s/ Cornelius T. Ryan          Trustee                 December 15, 1995
       --------------------------
       Cornelius T. Ryan

       /s/ Gustave H. Shubert         Trustee                 December 15, 1995
       --------------------------
       Gustave H. Shubert

       /s/ Alan R. Gruber             Trustee                 December 15, 1995
       --------------------------
       Alan R. Gruber

       /s/ Lawrence Zicklin           President and Trustee   December 15, 1995
       --------------------------
       Lawrence Zicklin

       /s/ Michael J. Weiner          Vice President          December 15, 1995
       --------------------------     (Principal Financial
       Michael J. Weiner              Officer)

       /s/ Richard Russell            Treasurer (Principal    December 15, 1995
       --------------------------     Accounting Officer)
       Richard Russell



















                                        - 17 -






                                     SIGNATURES
                                     ----------
            Pursuant to  the requirements of the Securities Act of 1933 and the
     Investment Company Act  of 1940, EQUITY  MANAGERS TRUST  certifies that  it meets  all of  the  requirements for  effectiveness  of the  Post-Effective
     Amendment  No. 8  to  the Registration  Statement  pursuant to  Rule 485(b)
     under  the Securities Act of  1933 and has  duly caused this Post-Effective
     Amendment to the Registration  Statement to be signed on its behalf  by the undersigned, thereto duly authorized,  in the City and State of New York on the 15th day of December, 1995.

                                EQUITY MANAGERS TRUST


                                 By: /s/ Lawrence Zicklin
                                     _____________________________
                                     Lawrence Zicklin
                                     President

            Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. 8 has been signed below by the following persons in the capacities and on the date indicated.


       Signature                          Title                        Date
       ---------                          -----                        -----


       /s/ Faith Colish                   Trustee                      December 15, 1995
       ----------------------
       Faith Colish

       /s/ Donald M. Cox                  Trustee                      December 15, 1995
       ----------------------
       Donald M. Cox

       /s/ Stanley Egener                 Chairman of the Board and    December 15, 1995
       ----------------------             Trustee (Chief Executive
       Stanley Egener                     Officer)

       /s/ Howard A. Mileaf               Trustee                      December 15, 1995
       -------------------------
       Howard A. Mileaf

       /s/ Edward I. O'Brien              Trustee                      December 15, 1995
       --------------------------
       Edward I. O'Brien




                                        - 18 -






       Signature                          Title                        Date
       ---------                          -----                        -----

       /s/ John T. Patterson, Jr.         Trustee                      December 15, 1995
       --------------------------
       John T. Patterson, Jr.

       /s/ John P. Rosenthal              Trustee                      December 15, 1995
       --------------------------
       John P. Rosenthal

       /s/ Cornelius T. Ryan              Trustee                      December 15, 1995
       --------------------------
       Cornelius T. Ryan

       /s/ Gustave H. Shubert             Trustee                      December 15, 1995
       --------------------------
       Gustave H. Shubert

       /s/ Alan R. Gruber                 Trustee                      December 15, 1995
       --------------------------
       Alan R. Gruber

       /s/ Lawrence Zicklin               President and Trustee        December 15, 1995
       --------------------------
       Lawrence Zicklin

       /s/ Michael J. Weiner              Vice President (Principal    December 15, 1995
       --------------------------         Financial Officer)
       Michael J. Weiner

       /s/ Richard Russell                Treasurer (Principal         December 15, 1995
       --------------------------         Accounting Officer)
       Richard Russell


                           NEUBERGER & BERMAN EQUITY TRUST
                     POST-EFFECTIVE AMENDMENT NO. 8 ON FORM N-1A

                                  INDEX TO EXHIBITS

                                                                               Sequentially
       Exhibit                                                                   Numbered
       Number                            Description                               Page
       -------                           -----------                            -----------


       (1)          (a)   Certificate of Trust.  Filed herewith.                   _____

                    (b)   Trust Instrument of Neuberger & Berman Equity            _____
                          Trust.  Filed herewith

                    (c)   Schedule A - Current Series of Neuberger &               _____
                          Berman Equity Trust.  Filed herewith.

       (2)          By-laws of Neuberger & Berman Equity Trust.  Filed             _____
                    herewith.

       (3)          Voting Trust Agreement.  None.                                 N.A.

       (4)          Specimen Share Certificate.  Incorporated by                   N.A.
                    Reference to Post-Effective Amendment No. 4 to
                    Registrant's Registration Statement, File Nos. 33-
                    64368 and 811-7784.

       (5)          (a)   (i)     Management Agreement Between Equity              N.A.
                                  Managers Trust and Neuberger & Berman
                                  Management Incorporated.  Incorporated
                                  by Reference to Post-Effective
                                  Amendment No. 70 to Registration
                                  Statement of Neuberger & Berman Equity
                                  Funds, File Nos. 2-11357 and 811-582,
                                  Edgar Accession No. 0000898432-000314.

                          (ii)    Schedule A - Series of Neuberger &               N.A.
                                  Berman Equity Managers Trust Currently
                                  Subject to the Management Agreement.
                                  Incorporated by Reference to Post-
                                  Effective Amendment No. 70 to
                                  Registration Statement of Neuberger &
                                  Berman Equity Funds, File Nos. 2-11357
                                  and 811-582, Edgar Accession No.
                                  0000898432-000314.






                                                                               Sequentially
       Exhibit                                                                   Numbered
       Number                            Description                               Page
       -------                           -----------                            -----------

                          (iii)   Schedule B - Schedule of Compensation            N.A.
                                  Under the Management Agreement.
                                  Incorporated by Reference to Post-
                                  Effective Amendment No. 70 to
                                  Registration Statement of Neuberger &
                                  Berman Equity Funds, File Nos. 2-11357
                                  and 811-582, Edgar Accession No.
                                  0000898432-000314.

                    (b)   (i)     Sub-Advisory Agreement Between                   N.A.
                                  Neuberger & Berman Management
                                  Incorporated and Neuberger & Berman,
                                  L.P. with Respect to Equity Managers
                                  Trust.  Incorporated by Reference to
                                  Post-Effective Amendment No. 70 to
                                  Registration Statement of Neuberger &
                                  Berman Equity Funds, File Nos. 2-11357
                                  and 811-582, Edgar Accession No.
                                  0000898432-000314.

                          (ii)    Schedule A - Series of Neuberger &               N.A.
                                  Berman Equity Managers Trust Currently
                                  Subject to the Sub-Advisory Agreement.
                                  Incorporated by Reference to Post-
                                  Effective Amendment No. 70 to
                                  Registration Statement of Neuberger &
                                  Berman Equity Funds, File Nos. 2-11357
                                  and 811-582, Edgar Accession No.
                                  0000898432-000314.

       (6)          (a)   Distribution Agreement Between Neuberger &               _____
                          Berman Equity Trust and Neuberger & Berman
                          Management Incorporated.  Filed herewith.

                    (b)   Schedule A - Series of Neuberger & Berman                _____
                          Equity Trust Currently Subject to the
                          Distribution Agreement.  Filed herewith.

       (7)                Bonus, Profit Sharing or Pension Plans.  None.           N.A.

       (8)          (a)   Custodian Contract Between Neuberger & Berman            _____
                          Equity Trust and State Street Bank and Trust
                          Company.  Filed herewith.

                                                                                   _____






                                                                               Sequentially
       Exhibit                                                                   Numbered
       Number                            Description                               Page
       -------                           -----------                            -----------

                    (b)   Schedule A - Approved Foreign Banking                    N.A.
                          Institutions and Securities Depositories Under
                          the Custodian Contract.  To be Filed by
                          Amendment.

       (9)          (a)   (i)     Transfer Agency Agreement Between                _____
                                  Neuberger & Berman Equity Trust and
                                  State Street Bank and Trust Company.
                                  Filed herewith.

                          (ii)    Agreement Between Neuberger & Berman             _____
                                  Equity Trust and State Street Bank and
                                  Trust Company Adding Neuberger &
                                  Berman NYCDC Socially Responsive Trust
                                  as a Portfolio Governed by the
                                  Transfer Agency Agreement.  Filed
                                  herewith.

                          (iii)   First Amendment to Transfer Agency and           _____
                                  Service Agreement between Equity Trust
                                  and State Street Bank and Trust
                                  Company.  Filed herewith.

                    (b)   (i)     Administration Agreement Between                 _____
                                  Neuberger & Berman Equity Trust and
                                  Neuberger & Berman Management
                                  Incorporated.  Filed herewith.

                          (ii)    Schedule A - Series of Neuberger &               _____
                                  Berman Equity Trust Currently Subject
                                  to the Administration Agreement.
                                  Filed herewith.

                          (iii)   Schedule B - Schedule of Compensation            _____
                                  Under the Administration Agreement.
                                  Filed herewith.

       (10)               Opinion and Consent of Kirkpatrick & Lockhart            N.A.
                          LLP on Securities Matters.  Incorporated by
                          Reference to Registrant's Rule 24f-2 Notice for
                          the Fiscal Year Ended August 31, 1995, File
                          Nos. 33-64368 and 811-7784, Edgar Accession No.
                          0000898432-95-000340.

       (11)         (a)   Consent of Ernst & Young LLP, Independent                _____
                          Auditors.  Filed herewith.






                                                                               Sequentially
       Exhibit                                                                   Numbered
       Number                            Description                               Page
       -------                           -----------                            -----------

                    (b)   Consent of Coopers & Lybrand L.L.P.,                     _____
                          Independent Accountants. Filed herewith.

       (12)               Financial Statements Omitted from Prospectus.            N.A.
                          None.

       (13)               Letter of Investment Intent.  None                       N.A.

       (14)               Prototype Retirement Plan.  None.                        N.A.

       (15)               Plan Pursuant to Rule 12b-1.  None.                      N.A.

       (16)               Schedule of Computation of Performance                   N.A.
                          Quotations.  Incorporated by Reference to Post-
                          Effective Amendment No. 4 to Registrant's
                          Registration Statement, File Nos. 33-64368 and
                          811-7784.

       (17)               Financial Data Schedule.   Filed herewith.               _____

       (18)               Plan Pursuant to Rule 18f-3.  None                       N.A.
